                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-41034
                                                              File No. 811-06324

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/

     Pre-Effective Amendment No.                                    / /

     Post-Effective Amendment No.   34                              /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/

    Amendment No.   34
                        (Check appropriate box or boxes)

                   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              March 30, 2006

It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b)
-----------
     X      on March 30, 2006 pursuant to paragraph (b)
-----------
            60 days after filing pursuant to paragraph (a) (1)
-----------
            on (date) pursuant to paragraph (a)(1)
-----------
            75 days after filing pursuant to paragraph (a) (2)
-----------
            on (date) pursuant to paragraph (a)(2) of Rule 485
-----------

If appropriate:

----------     This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 34 to Registration File No. 033-41034 includes the following:

               1.     Facing Page

               2.     Contents Page

               3.     Part A - Prospectuses

               4.     Part B - Statement of Additional Information

               5.     Part C - Other Information

               6.     Signatures

               7.     Exhibits

                          [DELAWARE INVESTMENTS LOGO]

                    Delaware International Value Equity Fund
                         Delaware Emerging Markets Fund
                           Delaware Global Value Fund
             (Formerly Delaware International Small Cap Value Fund)

                      Class A o Class B o Class C o Class R

                                   Prospectus
                                 March 30, 2006

                                  International

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES   OR  PASSED  UPON  THE   ACCURACY  OF  THIS   PROSPECTUS,   AND  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profiles                                                   page    1
Delaware International Value Equity Fund                                1
Delaware Emerging Markets Fund                                          6
Delaware Global Value Fund                                              11

How the Funds are managed                                       page    17
Investment strategies                                                   17
The securities we typically invest in                                   20
The risks of investing in the Funds                                     24
Disclosure of portfolio holdings information                            29

Who manages the Funds                                           page    30
Investment manager                                                      30
Portfolio managers                                                      30
Who's who?                                                              33

About your account                                              page    34
Investing in the Funds                                                  34
     Choosing a share class                                             34
     Dealer compensation                                                38
How to reduce your sales charge                                         39
How to buy shares                                                       43
Fair valuation                                                          44
Retirement plans                                                        44
Document delivery                                                       44
How to redeem shares                                                    45
Account minimums                                                        46
Special services                                                        46
Frequent trading of Fund shares                                         47
Dividends, distributions and taxes                                      49
Other investment policies and risk considerations                       50

Certain management considerations                               page    50

Financial highlights                                            page    52

Glossary                                                        page    60

Profile: Delaware International Value Equity Fund

What is the Fund's goal?
Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to principal.  Although the Fund will strive to meet its goal,  there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests  primarily in equity  securities that provide the potential for capital  appreciation  and income.  At least 65% of the Fund's total assets will invest in equity  securities  of issuers  from foreign  countries.  An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its  operating  income.
The Fund may invest more than 25% of the its total assets in the  securities  of issuers located in the same country.

Under normal  circumstances,  the Fund will invest at least 80% of its assets in equity securities (the "80% policy").

In selecting investments for the Fund,

o    The Fund's  portfolio  managers  strive to identify well managed  companies that are undervalued based on such factors as assets,  earnings,  dividends or growth potential.
o    In order to compare the value of  different  stocks,  the Fund's  portfolio managers  consider  whether the future dividends on a stock are expected to increase faster than,  slower than, or in line with the level of inflation.
     The Fund's  portfolio  managers  then estimate what they think the value of those  anticipated  future dividends would be worth if those dividends were being paid today. The Fund's portfolio  managers believe this gives them an estimate of the stock's  true value.  The Fund's  portfolio  managers  also evaluate other value characteristics,  such as relative  price-to-earnings, book-to-price, and cash flow-to-price ratios.
o    The Fund's portfolio  managers  generally prefer to purchase  securities in countries  where the currency is  undervalued  or  fair-valued  compared to other  countries  because they believe these  securities  may offer greater return  potential.  The Fund's  portfolio  managers  attempt  to  determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services  in another  country.  When the  dollar  buys  less,  the  foreign currency  may be  overvalued,  and when the dollar  buys more,  the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
nvesting in any mutual fund involves risk,  including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in stock prices, which can be caused by a drop in foreign stock markets or poor  performance  in  specific  industries  or  companies.  Because the Fund
invests  in   international   securities  in  both  established  and  developing
countries,  it will be affected by  international  investment  risks  related to currency valuations, political instability,  economic instability, and generally more lax accounting and regulatory standards.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 23.

The  Fund's  80%  policy  described  above may be  changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the fund
o    Investors with long-term financial goals.
o    Investors seeking exposure to foreign investments.
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political and economic risks.

Who should not invest in the fund
o    Investors with short-term financial goals.
o    Investors seeking an investment in domestic securities.

o    Investors  unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has Delaware International Value Equity Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund.  We show how  returns  for the Fund's  Class A shares have varied over the past ten calendar  years, as well as the average annual returns of Class A, B, C and R  shares  for  one-year,  five-year,  ten-year  and  lifetime  periods,  as applicable.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect expense caps in effect during these periods.  The returns would be lower without the expense  caps.  Please see the  footnotes  on page 4 for  additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

--------- -------- -------- --------- --------- --------- --------- --------- --------- ---------
    1996     1997     1998      1999      2000      2001      2002     2003       2004      2005
--------- -------- -------- --------- --------- --------- --------- --------- --------- ---------
  20.23%    4.26%    9.03%    13.78%    -1.20%   -12.71%   -10.77%    39.97%    20.25%    11.84%
--------- -------- -------- --------- --------- --------- --------- --------- --------- ---------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 21.98% for the quarter  ended June 30, 2003 and its lowest  quarterly return was -19.30% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart.  If this fee were included,  the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

---------------------------------------------------------------------------- ----------- ----------- --------------
                                                                                                      10 years or
                                                                                1 year     5 years    lifetime**
---------------------------------------------------------------------------- ----------- ----------- --------------
Class A return before taxes                                                       5.39%       6.69%       7.82%
---------------------------------------------------------------------------- ----------- ----------- --------------
Class A return after taxes on distributions                                       3.97%       6.04%       6.75%
---------------------------------------------------------------------------- ----------- ----------- --------------
Class A return after taxes on distributions and sale of Fund shares               4.31%       5.55%       6.35%
---------------------------------------------------------------------------- ----------- ----------- --------------
Class B return before taxes*                                                      7.07%       6.86%       7.85%
---------------------------------------------------------------------------- ----------- ----------- --------------
Class C return before taxes*                                                     10.09%       7.19%       7.72%
---------------------------------------------------------------------------- ----------- ----------- --------------
Class R return before taxes                                                      11.54%         N/A      21.97%

---------------------------------------------------------------------------- ----------- ----------- --------------
Morgan Stanley Capital International (MSCI)  EAFE(R)(Europe, Australasia,        14.02%       4.94%       6.18%**
Far East) Index
         (reflects no deduction for fees, expenses or taxes)
---------------------------------------------------------------------------- ----------- ----------- --------------

The Fund's returns above are compared to the performance of the MSCI EAFE Index.
You should  remember that,  unlike the Fund, the index is unmanaged and does not reflect  the  actual  costs of  operating  a mutual  fund,  such as the costs of buying,  selling and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Ten-year returns for Class B shares  reflect  conversion  to Class A shares  after 8 years.  If  shares  were not  redeemed,  the  returns  for Class B would be
     11.07%,  7.20% and 7.85% for the one-year,  five-year and ten-year periods, respectively.  Returns for Class C would be 11.09%, 7.19% and 7.72% for the one-year, five-year and ten-year periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years. The inception date for Class R shares of the Delaware  International
     Value Equity Fund was June 2, 2003.  The MSCI EAFE Index returns are for 10 years.  The MSCI EAFE Index reports  returns on a monthly basis.  The index return for the Class R lifetime  period  reflects  the return from June 30,
     2003 through December 31, 2005.

What are Delaware International Value Equity Fund's fees and expenses?

------------------------------------ ------------------------------------------- --------- --------- ---------- ---------
Sales charges are fees paid          CLASS                                               A         B          C         R
directly from your investments       ------------------------------------------- --------- --------- ---------- ---------
when you buy or sell shares of       Maximum sales charge (load) imposed on
the Fund.  You do not pay sales      purchases as a percentage of offering
charges when you buy or sell         price                                          5.75%       none     none       none
Class R shares.                      ------------------------------------------- --------- --------- ---------- ---------
                                     Maximum contingent deferred sales
                                     charge (load) as a percentage of original
                                     purchase price or redemption price,
                                     whichever is lower                           none(1)   4.00%(2)   1.00%(3)     none
                                     ------------------------------------------- --------- --------- ---------- ---------
                                     Maximum sales charge (load) imposed on          none      none       none      none
                                     reinvested dividends
                                     ------------------------------------------- --------- --------- ---------- ---------
                                     Redemption fees                                 none      none       none      None
                                     ------------------------------------------- --------- --------- ---------- ---------
                                     Exchange fees                                   none      none       none      None
------------------------------------ ------------------------------------------- --------- --------- ---------- ---------

------------------------------------ ------------------------------------------ --------- --------- --------- ----------
Annual fund operating                Management fees                               0.83%     0.83%     0.83%      0.83%
expenses are deducted from the       ------------------------------------------ --------- --------- --------- ----------
Fund's assets.                       Distribution and service (12b-1) fees         0.30%     1.00%     1.00%   0.60%(4)
                                     ------------------------------------------ --------- --------- --------- ----------
                                     Other expenses                                0.35%     0.35%     0.35%      0.35%
                                     ------------------------------------------ --------- --------- --------- ----------
                                     Total operating expenses                      1.48%     2.18%     2.18%      1.78%
------------------------------------ ------------------------------------------ --------- --------- --------- ----------

--------------------------------------------------------------------------------------------------------------------------
This example is intended to        CLASS(6)            A      B(6)             B(6)         C                C           R
help you compare the cost of                                          (if redeemed)               (if redeemed)
investing in the Fund to the       ----------- --------- --------- ---------------- --------- ----------------- ----------
cost of investing in other         1 year          $709      $213             $613      $213              $313       $177
mutual funds with similar          ----------- --------- --------- ---------------- --------- ----------------- ----------
investment objectives.  We         3 years       $1,009      $674             $940      $674              $674       $556
show the cumulative amount of      ----------- --------- --------- ---------------- --------- ----------------- ----------
Fund expenses on a                 5 years       $1,329    $1,162           $1,387    $1,162            $1,162       $961
hypothetical investment of         ----------- --------- --------- ---------------- --------- ----------------- ----------
$10,000 with an annual 5%          10 years      $2,235    $2,330           $2,330    $2,507            $2,507     $2,091
return over the time
shown.(5)  For Class R, this
example reflects the net
operating expenses with
waivers for the one-year
contractual period and total
operating expenses without
waivers for years two through
10.  For Class A, B and C,
this example assumes that the
Fund's total operating
expenses remain unchanged in
each of the periods shown.
This is an example only, and
does not represent future
expenses, which may be greater
or less than those shown
here.

--------------------------------------------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The Fund's Distributor has contracted to waive the Class R shares 12b-1 fee through March 31, 2007 to no more than 0.50% of average daily net assets.

(5)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(6)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

Profile: Delaware Emerging Markets Fund
The Fund is closed to all new investors.  Existing  shareholders will be able to continue to add to their  existing  accounts  through new  purchases,  including purchases through reinvestment of dividends or capital gains distributions,  and exchanges.  In  addition,  existing  retirement  plans  will  be able to add new participants  and  existing  participants  in such  plans will be able to add to their  accounts.  However,  if you sell all the  shares  in your  account,  your account will be closed and you will not be able to buy additional Fund shares or to  reopen  your  account.  The 12b-1 fee for Class A shares of the Fund will be capped at 0.25% for the duration of the closure.  The Fund reserves the right to modify this policy at any time.

What is the Fund's goal?
Delaware  Emerging Markets Fund seeks long-term capital  appreciation.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities of issuers from emerging foreign countries.  Under  normal  market  conditions,  at least 65% of the Fund's total assets will be invested in equity  securities  of issuers from  countries  whose economies are considered to be emerging or developing.

The Fund may  invest  up to 35% of its net  assets  in  fixed-income  securities issued by  companies  in emerging  countries  or by foreign  governments,  their agents,  instrumentalities  or political  sub-divisions.  The Fund may invest in fixed-income  securities  that are  denominated  in the  currencies  of emerging market  countries.  All of  these  may be  high-yield,  high  risk  fixed-income securities.  The Fund  may  invest  more  than 25% of its  total  assets  in the securities of issuers located in the same country.

Under  normal  circumstances,  at least 80% of the Fund's net assets  will be in investments of emerging market issuers (the "80% policy"). The Fund's 80% policy can be changed without  shareholder  approval.  However,  shareholders  would be given at least 60 days notice prior to any such change.

In selecting investments for the Fund,

o    The Fund's  portfolio  managers  strive to identify well managed  companies that are undervalued based on such factors as assets,  earnings,  dividends or growth potential.
o    In order to compare the value of different  stocks, we consider whether the future  dividends on a stock are expected to increase  faster than,  slower than, or in line with the level of inflation. The Fund's portfolio managers then  estimate  what  they  think  the  value of those  anticipated  future dividends  would be worth if those  dividends  were being paid  today.  The
     Fund's  portfolio  managers  believe  this  gives them an  estimate  of the stock's  true  value.  Because  the  Fund  invests  primarily  in  emerging countries, there may be less information available for the Fund's portfolio managers  to use in  making  this  analysis  than  is  available  for  more developed countries.
o    Currency  analysis is an  important  part of the  valuation  exercise.  The
     Fund's  portfolio  managers  attempt  to  determine  whether  a  particular currency is overvalued or  undervalued by comparing the amount of goods and services  that a dollar  will buy in the  United  States  to the  amount of foreign  currency  required to buy the same amount of goods and services in another  country.  When the dollar buys less,  the foreign  currency may be overvalued,  and when the dollar  buys more,  the foreign  currency  may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in  the  Fund's  portfolio.  These  fluctuations  can be  even  more pronounced  for funds like  Delaware  Emerging  Markets  Fund,  which invests in emerging  countries.  This Fund will be affected  primarily by declines in stock prices,  which  can be  caused  by a drop  in  foreign  stock  markets  or  poor performance  in  specific  industries  or  companies.  The  value of the  Fund's investments and, therefore,  the price of the Fund's shares may be more volatile than  investments  in more  developed  markets.  Because  the  Fund  invests  in international  securities, it will be affected by international investment risks related to currency valuations, political instability,  economic instability, or generally more lax accounting and regulatory standards.

High-yield, high risk foreign fixed-income securities are subject to substantial risks,  particularly  during  periods of economic  downturns or rising  interest rates.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds. This means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, all else being equal, adverse effects on a single  security may affect a larger  portion of the Fund's overall assets and subject the Fund to greater risks.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 23.

The  Fund's  80%  policy  described  above may be  changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the fund
o    Investors with long-term financial goals.
o    Investors seeking for exposure to foreign investments.
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political and economic risks.

Who should not invest in the fund
o    Investors with short-term financial goals.
o    Investors seeking an investment in domestic securities.
o    Investors  unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

How has Delaware Emerging Markets Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past nine calendar  years as well as the average  annual returns of Class A,
B, and C  shares  for  one-year,  five-year  and  lifetime  periods.  Currently, financial  information  is not  provided  for  Class R  shares  of the  Delaware
Emerging  Markets  Fund since the class has not yet  commenced  operations.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication  of how it will perform in the future.  The returns  reflect  expense caps in effect  during these  periods.  The returns  would be lower  without the expense  caps.  Please see the  footnotes on page 9 for  additional  information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)
--------- ---------- --------- ---------- --------- --------- --------- --------- ----------
    1997       1998      1999       2000      2001      2002      2003      2004       2005
--------- ---------- --------- ---------- --------- --------- --------- --------- ----------
   1.33%    -36.40%    54.48%    -24.36%     5.02%     3.54%    64.41%    32.28%     26.37%
--------- ---------- --------- ---------- --------- --------- --------- --------- ----------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 25.52% for the quarter  ended June 30, 1999 and its lowest  quarterly return was -26.03% for the quarter ended June 30, 1998.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart.  If this fee were included,  the returns would be less than those shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

----------------------------------------------------------------------------- ------------ ------------- -------------
                                                                                1 year       5 years      Lifetime**
----------------------------------------------------------------------------- ------------ ------------- -------------
Class A return before taxes                                                        19.14%        23.01%         8.33%
----------------------------------------------------------------------------- ------------ ------------- -------------
Class A return after taxes on distributions                                        17.17%        22.06%         7.46%
----------------------------------------------------------------------------- ------------ ------------- -------------
Class A return after taxes on distributions and sale of Fund shares                13.08%        20.00%         6.80%
----------------------------------------------------------------------------- ------------ ------------- -------------
Class B return before taxes*                                                       21.40%        23.34%         8.34%
----------------------------------------------------------------------------- ------------ ------------- -------------
Class C return before taxes*                                                       24.42%        23.56%         8.21%
----------------------------------------------------------------------------- ------------ ------------- -------------
MSCI Emerging Markets Index(SM)                                                    34.54%        19.44%       6.23%**
         (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------- ------------ ------------- -------------

The Fund's  returns above are compared to the  performance  of the MSCI Emerging
Markets Index. You should remember that, unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Maximum  sales  charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the
Fund's  lifetime  and do not  reflect the impact of state and local  taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares  reflect  conversion  to Class A shares  after 8 years.  If  shares  were not  redeemed,  the  returns  for Class B would be
     25.40%, 23.53% and 8.34% for the one-year,  five-year and lifetime periods, respectively. Returns for Class C would be 25.42%, 23.56% and 8.21% for the one-year, five-year and lifetime periods, respectively.

**   The inception  date for Class A, Class B and Class C shares of the Delaware
     Emerging  Markets Fund was June 10, 1996.  The MSCI Emerging  Markets Index
     return shown is for the Class A, Class B and Class C lifetime periods.  The
     MSCI Emerging Markets index reports returns on a monthly basis. This figure reflects the returns from June 30, 1996 through December 31, 2005.

What are Delaware Emerging Markets Fund's fees and expenses?

------------------------------------ ------------------------------------------- --------- --------- ---------- ---------
Sales charges are fees paid          CLASS                                               A         B          C         R
directly from your investments       ------------------------------------------- --------- --------- ---------- ---------
when you buy or sell shares of       Maximum sales charge (load) imposed on
the Fund.  You do not pay sales      purchases as a percentage of offering
charges when you buy or sell         price                                          5.75%       none     none       none
Class R shares.                      ------------------------------------------- --------- --------- ---------- ---------
                                     Maximum contingent deferred sales
                                     charge (load) as a percentage of original
                                     purchase price or redemption price,
                                     whichever is lower                           none(1)  4.00%(2)   1.00%(3)      none
                                     ------------------------------------------- --------- --------- ---------- ---------
                                     Maximum sales charge (load) imposed on          none      none       none      none
                                     reinvested dividends
                                     ------------------------------------------- --------- --------- ---------- ---------
                                     Redemption fees                                 none      none       none      none
                                     ------------------------------------------- --------- --------- ---------- ---------
                                     Exchange fees                                   none      none       none      none
------------------------------------ ------------------------------------------- --------- --------- ---------- ---------

------------------------------------ ------------------------------------------ --------- --------- --------- ----------
Annual fund operating                Management fees                               1.23%     1.23%     1.23%      1.23%
expenses are deducted from the       ------------------------------------------ --------- --------- --------- ----------
Fund's assets.                       Distribution and service (12b-1) fees      0.30%(4)     1.00%     1.00%   0.60%(5)
                                     ------------------------------------------ --------- --------- --------- ----------
                                     Other expenses                                0.49%     0.49%     0.49%      0.49%
                                     ------------------------------------------ --------- --------- --------- ----------
                                     Total annual fund operating expenses          2.02%     2.72%     2.72%      2.32%
                                     ------------------------------------------ --------- --------- --------- ----------
                                     Fee waivers and payments(4),(5)             (0.05)%       N/A       N/A    (0.10)%
                                     ------------------------------------------ --------- --------- --------- ----------
                                     Net expenses                                  1.97%     2.72%     2.72%      2.22%
------------------------------------ ------------------------------------------ --------- --------- --------- ----------

--------------------------------------------------------------------------------------------------------------------------
This example is intended to        CLASS(6)            A      B(6)             B(6)         C                C           R
help you compare the cost of                                          (if redeemed)               (if redeemed)
investing in the Fund to the       ----------- --------- --------- ---------------- --------- ----------------- ----------
cost of investing in other         1 year          $768      $275             $675      $275              $375       $235
mutual funds with similar          ----------- --------- --------- ---------------- --------- ----------------- ----------
investment objectives.  We         3 years       $1,172      $844           $1,119      $844              $844       $725
show the cumulative amount of      ----------- --------- --------- ---------------- --------- ----------------- ----------
Fund expenses on a                 5 years       $1,600    $1,440           $1,665    $1,440            $1,440     $1,240
hypothetical investment of         ----------- --------- --------- ---------------- --------- ----------------- ----------
$10,000 with an annual 5%          10 years      $2,788    $2,883           $2,883    $3,051            $3,051     $2,666
return over the time
shown.(6)  This example
reflects the net operating
expenses with waivers for
the one-year contractual
period and the total
operating expenses without
waivers for years two through
10.  This is an example only,
and does not represent future
expenses, which may be greater
or less than those shown
here.
--------------------------------------------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 4.00%,  which  declines to
     3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The Fund's Distributor has contracted to limit the Class A shares 12b-1 fee to no more than 0.25% of average daily net assets until the Fund reopens to new investors.

(5)  The Fund's Distributor has contracted to limit the Class R shares 12b-1 fee through March 30, 2007 to no more than 0.50% of average daily net assets.

(6)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

                                       10

Profile:  Delaware Global Value Fund

What is the Fund's goal?
Delaware Global Value Fund seeks long-term  capital  appreciation.  Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware Global Value Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging countries.  Under normal circumstances,  at least 65%
of the Fund's  total  assets will be invested  in equity  securities  of issuers located  throughout the world,  including the United States. The Fund may invest in companies across all market capitalizations, although the Fund will typically invest in mid- and  large-cap  equity  securities.  More than 25% of the  Fund's total assets may be invested in the  securities  of issuers  located in the same country; however, the Fund will limit investments in emerging markets securities to 10% of the Fund's net assets.  To determine  how much of the Fund's assets to allocate to international  stocks and how much to allocate to U.S.  stocks,  the portfolio  Fund's  management  teams compare the potential  return of each asset class in the context of their  expectations  for inflation,  economic growth and political stability in various regions around the world.

In selecting non-U.S. investments for the Fund,

o    Fundamental  research  and  analysis  are the  driving  forces  behind each security chosen by the portfolio  management  team.  Security  selection is based on relative value comparisons,  applying the team's  understanding of industry cycles,  global competitors,  and company specific variables.  The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

o    The portfolio  management team places great emphasis on those securities it believes can offer the best long-term  appreciation  within a three to five year  horizon.  The team  constructs  a portfolio of 45 to 55 holdings on a stock-by-stock  basis,  and the  holdings  are  diversified  across  market capitalization, geography, and economic sector.

In selecting U.S. investments for the Fund,

o    The Delaware Large Cap Value Focus Team selects  securities it believes are undervalued in relation to their  intrinsic  value.  The Delaware Large Cap
     Value Focus Team  evaluates  securities by  considering  multiple  factors, including earnings, cash flow potential,  the asset value of an issuer and, in certain cases, a company's plans for future operations.

o    Using  a  value-oriented  investment  philosophy  and a  research-intensive approach, the Delaware Large Cap Value Focus Team invests primarily in mid-
     to large-capitalization  companies which it believes have long-term capital appreciation potential.  When selecting securities,  the Delaware Large Cap
     Value Focus Team considers  estimated  present or future  values,  earnings growth  prospects,  expected  return  on equity  and  dividend  yield,  the financial condition of the issuer and other qualitative factors.

The Fund may  invest  up to 35% of its net  assets in  fixed-income  securities, including up to 15% of its net assets in  high-yield,  high-risk  foreign  fixed income securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in stock  prices,  which can be caused by a drop in the stock market or poor  performance in specific  industries or companies,  and changes in currency exchange rates. To the extent the Fund invests in  fixed-income  securities,  it may also be affected by changes in U.S. and foreign interest rates.  Investments in  small-  and  mid-capitalization  securities  tend to be more  volatile  than
investments  in  larger  capitalization   securities.   Investments  in  foreign
securities,  whether equity or  fixed-income,  involve  special risks  including those related to currency  fluctuations,  as well as to political,  economic and social  situations  different from, and potentially more volatile than, those in the U.S. In addition,  the accounting,  tax and financial reporting standards of foreign  countries are different from and may be less reliable or  comprehensive than those relating to U.S. issuers. Investments in emerging markets may present greater risks than investing in more  developed  countries,  including  risks of appropriation, adverse changes in tax regulations

                                       11

and currency controls.  High-yield,  high risk fixed-income  securities that the
Fund may invest in are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 23.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the fund
o    Investors with long-term financial goals.
o    Investors seeking exposure to foreign investments.
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political and economic risks.

Who should not invest in the fund
o    Investors with short-term financial goals.
o    Investors seeking an investment primarily in domestic equity securities.
o    Investors  unwilling to accept the additional risks associated with foreign investment,  including risks associated with investing in emerging markets, such as currency, political and economic risks.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       12

How has Delaware Global Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund.  We show how the annual  returns for the Fund's Class A shares have varied for the past eight  calendar  years,  as well as the average  annual  returns of
Class A, B and C  shares  for  one-year,  five-year  and  lifetime  periods,  if applicable.  Currently, financial information is not provided for Class R shares of the  Delaware  Global  Value  Fund  since  the  class  has not yet  commenced operations.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect expense caps in effect during these periods.  The returns would be lower without the expense  caps.  Please see the  footnotes on page 15 for  additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)*
---------- ---------- ---------- ---------- ---------- ---------- ----------- -----------
     1998       1999       2000       2001       2002       2003        2004        2005
---------- ---------- ---------- ---------- ---------- ---------- ----------- -----------
    5.83%     23.20%     -2.66%     -5.91%    -13.42%     46.72%      26.13%      13.21%
---------- ---------- ---------- ---------- ---------- ---------- ----------- -----------

During  the  periods  illustrated  in this bar  chart,  the  Class  A's  highest quarterly  return was 22.39% for the quarter  ended June 30, 2003 and its lowest quarterly return was -18.73% for the quarter ended September 30, 2002.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

*    On December 15, 2005, the Fund's Board of Trustees  approved changes to the
     Fund's investment strategy.  These changes, which became effective on March
     30, 2006,  allow the Fund to invest a significant  portion of its assets in
     U.S.  equity  securities and also allow the Fund to invest in securities of issuers of all sizes,  thereby  eliminating  the Fund's  prior focus on the securities of small capitalization issuers. Accordingly, the Fund no longer invests  at  least  80% of  its  net  assets  in the  securities  of  small capitalization  issuers.  Prior to March 30, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited. Since March 30, 2006, the Fund has
     been  managed by portfolio  management  teams  within  Delaware  Management
     Company. The historical returns do not reflect these changes.

     In connection with the investment strategy changes noted above, the maximum annual  investment  advisory  fee with respect to the Fund was reduced from
     1.25% to 0.85% effective  March 30, 2006. In addition,  effective March 30,
     2006,  the name of the Fund was changed from Delaware  International  Small
     Cap Value Fund to Delaware  Global Value Fund. The use of the term "global"
     in the Fund's name  indicates  that the Fund  invests in both  domestic and foreign  securities,  as opposed  to an  "international"  fund that  invest primarily  in foreign  securities.  The  historical  returns do not reflect these changes.

Average annual returns for periods ending 12/31/05
----------------------------------------------------------------------------- ---------------- --------------- ----------------
                                                                                 1 year        5 years             Lifetime**
----------------------------------------------------------------------------- ---------------- --------------- ----------------
Class A return before taxes                                                             6.69%           9.96%            9.41%
----------------------------------------------------------------------------- ---------------- --------------- ----------------
Class A return after taxes on distributions                                             4.04%           8.97%            7.66%
----------------------------------------------------------------------------- ---------------- --------------- ----------------
Class A return after taxes on distributions and sale of Fund shares                     6.58%           8.38%            7.36%
----------------------------------------------------------------------------- ---------------- --------------- ----------------
Class B return before taxes*                                                            8.49%             N/A           15.98%
----------------------------------------------------------------------------- ---------------- --------------- ----------------
Class C return before taxes*                                                           11.42%             N/A           16.33%
----------------------------------------------------------------------------- ---------------- --------------- ----------------
MSCI EAFE(R)Index (Europe, Australasia, Far East)                                      14.02%           4.94%          6.68%**
         (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------- ---------------- --------------- ----------------
Citigroup World ex-U.S. EMI (Extended Market Index)
         (reflects no deduction for fees, expenses or taxes)                           22.09%          13.56%         11.25%**
----------------------------------------------------------------------------- ---------------- --------------- ----------------
MSCI ACWI (All Country World Index) Index(SM)***                                       11.37%           3.41%            5.84%
         (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------- ---------------- --------------- ----------------

The Fund's returns above are compared to the performance of the MSCI EAFE Index, the Citigroup World ex-U.S.  EMI Index the MSCI ACWI Index.  The MSCI EAFE Index
consists  primarily  of larger  stocks from  developed  foreign  countries.  The
Citigroup  World ex-U.S.  EMI Index  consists  primarily of smaller  stocks from developed  foreign  countries.  The  MSCI  ACWI  Index  measures  equity  market performance in the global,  developed and emerging markets.  You should remember that, unlike the Fund, each index is unmanaged and does not reflect the actual

                                       13

costs of  operating  a mutual  fund,  such as the costs of buying,  selling  and holding  securities.  Maximum sales  charges are included in the Fund's  returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the
Fund's  lifetime  and do not  reflect the impact of state and local  taxes.  The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns for Class B would be 12.42% and 16.30% for the one-year and lifetime periods,  respectively.  Returns for Class C would be
     12.40% and 16.33% for the one-year and lifetime periods, respectively.

**   Inception  dates for Class A, Class B and Class C shares of Delaware Global
     Value Fund were  December 19, 1997,  September  28, 2001 and  September 28,
     2001,  respectively.  The Index  returns shown are for the Class A lifetime period.  The MSCI EAFE Index return for Class B and Class C lifetime period was 13.73%.  The Citigroup  World ex-U.S.  EMI Index return for Class B and
     Class C lifetime period was 23.18%.  The MSCI ACWI Index return for Class B and Class C lifetime period was 10.67%. The Indexes all report returns on a monthly  basis.  These  figures  reflect the return for Class A shares from
     December 31, 1997 through  December 31, 2005 and the return for Class B and
     Class C shares from September 30, 2001 through December 31, 2005.

***  The MSCI ACWI  Index is  replacing  the MSCI EAFE  Index and the  Citigroup
     World ex-U.S. EMI Index as the Fund's benchmark. As a result of the changes in the Fund's  investment  strategy,  as discussed  above,  the  investment manager believes the composition of the MSCI ACWI Index better reflects the
     Fund's investments. The MSCI EAFE Index and the Citigroup World ex-U.S. EMI
     Index may be excluded from this comparison in the future.

                                       14

What are the Delaware Global Value Fund's fees and expenses?

------------------------------------ ------------------------------------------- --------- --------- ---------- ---------
Sales charges are fees paid          CLASS                                               A         B          C         R
directly from your investments       ------------------------------------------- --------- --------- ---------- ---------
when you buy or sell shares of       Maximum sales charge (load) imposed on
the Fund.  You do not pay sales      purchases as a percentage of offering
charges when you buy or sell         price                                          5.75%       none     none       None
Class R shares.                      ------------------------------------------- --------- --------- ---------- ---------
                                     Maximum contingent deferred sales
                                     charge (load) as a percentage of original
                                     purchase price or redemption price,
                                     whichever is lower                           none(1)  4.00%(2)   1.00%(3)      None
                                     ------------------------------------------- --------- --------- ---------- ---------
                                     Maximum sales charge (load) imposed on          none      none       none      None
                                     reinvested dividends
                                     ------------------------------------------- --------- --------- ---------- ---------
                                     Redemption fees                                 none      none       none      None
                                     ------------------------------------------- --------- --------- ---------- ---------
                                     Exchange fees                                   none      none       none      None
------------------------------------ ------------------------------------------- --------- --------- ---------- ---------

------------------------------------ ------------------------------------------ --------- --------- --------- ----------
Annual fund operating                Management fees                              0.85%*    0.85%*    0.85%*     0.85%*
expenses are deducted from the       ------------------------------------------ --------- --------- --------- ----------
Fund's assets.                       Distribution and service (12b-1) fees      0.30%(4)     1.00%     1.00%   0.60%(4)
                                     ------------------------------------------ --------- --------- --------- ----------
                                     Other expenses                                0.62%     0.62%     0.62%      0.62%
                                     ------------------------------------------ --------- --------- --------- ----------
                                     Total annual fund operating expenses          1.77%     2.47%     2.47%      2.07%
                                     ------------------------------------------ --------- --------- --------- ----------
                                     Fee waivers and payments(4),(5)             (0.32)%   (0.27)%   (0.27)%    (0.37)%
                                     ------------------------------------------ --------- --------- --------- ----------
                                     Net expenses                                  1.45%     2.20%     2.20%      1.70%
------------------------------------ ------------------------------------------ --------- --------- --------- ----------

--------------------------------------------------------------------------------------------------------------------------
This example is intended to        CLASS(6)            A      B(6)             B(6)         C                C           R
help you compare the cost of                                          (if redeemed)               (if redeemed)
investing in the Fund to the       ----------- --------- --------- ---------------- --------- ----------------- ----------
cost of investing in other         1 year          $714      $223             $623      $223              $323       $173
mutual funds with similar          ----------- --------- --------- ---------------- --------- ----------------- ----------
investment objectives.  We         3 years       $1,063      $736           $1,011      $736              $736       $605
show the cumulative amount of      ----------- --------- --------- ---------------- --------- ----------------- ----------
Fund expenses on a                 5 years       $1,435    $1,275           $1,500    $1,275            $1,275     $1,063
hypothetical investment of         ----------- --------- --------- ---------------- --------- ----------------- ----------
$10,000 with an annual 5%          10 years      $2,477    $2,576           $2,576    $2,749            $2,749     $2,332
return over the time
shown.(6)  This example
reflects the net operating
expenses with waivers for
the one-year contractual
period and total
operating expenses without
waivers for years two through
10.  This is an example only,
and does not represent future
expenses, which may be greater
or less than those shown
here.
--------------------------------------------------------------------------------------------------------------------------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.

                                       15

(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a CDSC of 4.00%,  which  declines to 3.25% during the second year,
     2.75% during the third year, 2.25% during the fourth and fifth years, 1.50%
     during the sixth year and 0% thereafter.

(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

(4)  The  Fund's  Distributor  has  contracted  to waive the Class A and Class R shares 12b-1 fees  through  March 30, 2007 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

(5)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  March 30,  2007,  in order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 1.20% of average daily net assets.

(6)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

(7)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after  eight  years.  Information  for the ninth  and  tenth  years reflects expenses of the Class A shares.

*    Management  fees have been restated in the current fiscal period due to the change in the investment strategy.

                                       16

How the Funds are managed

The  Funds'  portfolio  managers  take  a  disciplined  approach  to  investing, combining  investment  strategies and risk  management  techniques that can help shareholders meet their goals.

Investment strategies
The Funds' portfolio managers research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that they think are the best  investments  for a particular  Fund.  The following are descriptions of how the portfolio managers pursue the Funds' investment goals.

Each Fund's  investment  objective is  non-fundamental.  This means the Board of
Trustees may change the objective without obtaining  shareholder approval. If an objective  were changed,  the Fund would notify  shareholders  before the change became effective.

Delaware International Value Equity Fund
Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to principal.  The Fund's  portfolio  management team invests  primarily in equity  securities,  including  common or  ordinary  stocks,  which  provide the potential  for capital  appreciation.  The Fund's  portfolio  management  team's strategy  would commonly be described as a value  strategy.  That is, the Fund's portfolio  management  team strives to purchase stocks that are selling for less than what they believe their value is. In order to determine what they believe a security's  value is, they  evaluate its future  income  potential,  taking into account the impact both currency  fluctuations  and inflation might have on that income stream. The Fund's portfolio managers then analyze what that income would be worth if paid today.  That helps them decide what they think the  security is worth today. The Fund's portfolio  managers then compare their  determination of the security's value to its current price to determine if it is a good value.

The Fund's  portfolio  managers use income as an indicator of value because they believe it allows  them to  compare  securities  across  different  sectors  and different countries - all using one measurement  standard.  The Fund's portfolio managers  can even use this  analysis  to  compare  stocks to bonds.  The Fund's portfolio managers also evaluate other traditional value characteristics.

The Fund's  portfolio  management  team may purchase  securities  in any foreign country, developed or emerging; however, the portfolio management team currently anticipates  investing in Australia,  Belgium,  Finland,  France,  Germany, Hong
Kong,  Italy,  Japan,  Korea, the  Netherlands,  New Zealand,  Singapore,  South
Africa, Spain, Taiwan and the United Kingdom. This is a representative list; the
Fund may also invest in countries not listed here.

The Fund's  portfolio  management team generally  maintains a long-term focus in the Fund,  seeking  companies  that it believes  will perform well over the next three to five years.

Delaware Emerging Markets Fund
Delaware  Emerging Markets Fund seeks long-term capital  appreciation.  The Fund may invest in a broad range of equity  securities,  including common or ordinary stocks. Our primary emphasis will be on the stocks of companies considered to be from an emerging country.

The Fund's portfolio  managers consider an "emerging  country" to be any country that is:
o    generally  recognized  to be an  emerging  or  developing  country  by  the international  financial  community,  including  the  World  Bank  and  the
     International Finance Corporation; or
o    classified by the United Nations as developing; or
o    included in the International  Finance Corporation Free Index or the Morgan
     Stanley Capital International Emerging Markets Index.

                                       17

Developing or emerging countries include almost every nation in the world except the United  States,  Canada,  Japan,  Australia,  New Zealand  and most  nations located in Western and Northern Europe.  A representative  list of the countries where the Fund's  portfolio  managers may invest  includes:  Argentina,  Brazil,
Chile,  China,  Croatia,  Czech  Republic,   Egypt,  Estonia,   Hungary,  India,
Indonesia,  Israel, Malaysia, Mexico, Panama, Poland, Republic of Korea, Russia,
South Africa,  Taiwan and Thailand.  The Fund's portfolio managers may invest in other countries, particularly as markets in other emerging countries develop.

In deciding whether a company is from an emerging country,  the Fund's portfolio
managers  evaluate  publicly  available   information  and  question  individual
companies to determine if the company meets one of the following criteria:

o    the principal  trading market for the company's  securities is in a country that is emerging;
o    the company  generates 50% or more of its annual revenue from operations in emerging countries,  even though the company's  securities are traded in an established market or in a combination of emerging and established markets;
o    the company is organized  under the laws of an emerging  market country and has a principal office in an emerging country.

Currently,  investing in many emerging  countries is not feasible or may involve
significant   political  risks.  The  Fund's  portfolio   managers  focus  their
investments  in emerging  countries  where they  consider  the  economies  to be developing  strongly and where the markets are becoming more  sophisticated.  In deciding  where to  invest,  the  Fund's  portfolio  managers  place  particular emphasis  on factors  such as  economic  conditions  (including  growth  trends,
inflation  rates  and  trade  balances),   regulatory  and  currency   controls,
accounting  standards and political and social conditions.  The Fund's portfolio managers believe investment  opportunities may result from an evolving long-term trend favoring market-oriented  economies, a trend that may particularly benefit countries having developing markets.

When the Fund's portfolio managers evaluate individual  companies they strive to apply a value-oriented selection process, that is, the Fund's portfolio managers strive to purchase stocks that are selling for less than what they believe their value is. In order to determine  what they  believe a security's  value is, they evaluate  its future  income  potential,  taking  into  account  the impact both currency fluctuations and inflation might have on that income stream. The Fund's portfolio  managers  then analyze what that income would be worth if paid today.
That helps them decide what they think the security is worth  today.  The Fund's portfolio  managers then compare their  determination of the security's value to its  current  price to  determine  if it is a good value.  The Fund's  portfolio managers use income as an indicator of value because they believe it allows them to compare securities across different sectors and different countries-all using one  measurement  standard.  The  Fund's  portfolio  managers  can even use this analysis to compare stocks to bonds. The Fund's portfolio managers also evaluate other  traditional value  characteristics.  However,  in emerging markets,  more emphasis  needs  to be  placed  on the  portfolio  managers'  assessment  of the company's  risk of missing our  forecast.  Risk  adjusted  return  forecasts are therefore of crucial importance in constructing the portfolio.

The Fund may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities. This typically includes so-called Brady Bonds.

Delaware Global Value Fund
The equity  securities in which the Fund may invest  include  common or ordinary stocks,  preferred  stocks,  rights or warrants  to purchase  common or ordinary stocks and securities  convertible into common or ordinary stocks.  The Fund may also invest in foreign  companies  through  sponsored or unsponsored  Depositary
Receipts,  which  are  receipts  typically  issued  by a bank or  trust  company evidencing  ownership of underlying  securities issued by a foreign company. The
Fund may  invest in  securities  issued  in any  currency  and may hold  foreign currency.

When selecting equity securities of non-U.S.  companies for the Fund, Delaware's
International Equity Team seeks to identify undervalued  securities by employing
relative  value   comparisons  of  industry  cycles,   global   competitors  and
company-specific  financial  variables.  The  multi-step  process  used  by  the
International  Equity Team blends the latest  research  software  tools and data with traditional  fundamental analysis,  experienced judgment and patience.  The
International Team may also invest in small-cap issues from time to time.

When  selecting  equity  securities of U.S.  companies for the Fund,  Delaware's
Large Cap Value Focus Team will follow a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach

                                       18

that considers factors such as:

o    Security prices that reflect a market  valuation that is judged to be below the estimated present or future value of the company;
o    Favorable earnings growth prospects;
o    Expected above-average return on equity and dividend yield;
o    The financial condition of the issuer; and
o    Various qualitative factors.

While  the  Fund may  purchase  securities  in any  foreign  country,  including developed, developing, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Australia,  Finland,  France, Germany, Hong Kong, Hong Kong/China,  Ireland,
Italy, Japan, the Netherlands,  New Zealand,  Singapore,  Spain, Sweden,  United
States and the United Kingdom. With respect to certain countries, investments by an  investment  company  may  only be made  through  investments  in  closed-end investment  companies that in turn are authorized to invest in the securities of such countries.

The Fund may also invest in  convertible  preferred  stocks that offer  enhanced yield  features,  such as preferred  equity  redemption  cumulative  stock,  and certain other non-traditional equity securities.

The Fund may invest up to 35% of its net assets in U.S. and foreign fixed-income securities,  including  those issued by emerging  country  companies and foreign governments, their agencies,  instrumentalities or political subdivisions. Up to
15% of these fixed-income  securities may be high-yield,  high risk fixed-income securities (commonly known as junk bonds) rated lower than BBB by S&P and Baa by
Moody's or, if unrated, are considered by the Fund's portfolio managers to be of equivalent  quality and which present special  investment risks. See High-yield, high risk securities.

                                       19

The securities the Funds typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends  as well.  Fixed-income  securities  offer the  potential  for greater
income  payments  than  stocks,  and  also  may  provide  capital   appreciation
potential.  The table below provides a brief  description of the securities that the Funds may invest in. The Funds  holdings will  generally be denominated in a foreign currency.  Please see the Statement of Additional  Information (SAI) for
additional descriptions of these as well as other investments.

------------------------------------------ --------------------------------------------------------------------------------------
               Securities                                                 How the Funds use them
------------------------------------------ ------------------------------ --------------------------- ---------------------------
                                                     Delaware                      Delaware                    Delaware
                                                International Value         Emerging Markets Fund         Global Value Fund
                                                    Equity Fund
------------------------------------------ --------------------------------------------------------------------------------------
Common or ordinary stocks:  Securities     Under normal circumstances, the Funds will generally invest their assets in common
that represent shares of ownership in a    or ordinary stocks, some of which will be dividend-paying stocks.
corporation.  Stockholders participate
in the corporation's profits and losses,
proportionate to the number of shares
they own.
------------------------------------------ --------------------------------------------------------------------------------------
American Depositary Receipts (ADRs),       Each Fund may invest in sponsored and unsponsored ADRs, EDRs and GDRs, generally
European Depositary Receipts (EDRs), and   focusing on those whose underlying securities are issued by foreign entities.
Global Depositary Receipts (GDRs):  ADRs   Sponsored depositary receipts are issued jointly by the issuer of the underlying
are receipts issued by a U.S. depositary   security and the depositary, and unsponsored depositary receipts are issued by the
(usually a U.S. bank) and EDRs and GDRs    depositary without the participation of the issuer of the underlying security.
are receipts issued by a depositary
outside of the U.S. (usually a non-U.S.    To determine whether to purchase a security in a foreign market or through a
bank or trust company or a foreign         depositary receipt, the Fund's portfolio managers evaluate the price levels, the
branch of a U.S. bank).  Depositary        transaction costs, taxes and administrative costs or other relevant factors involved
receipts represent an ownership interest   with each security to try to identify the most efficient choice.
in an underlying security that is held
by the depositary.  Generally, the
underlying security represented by an
ADR is issued by a foreign issuer and
the underlying security represented by
an EDR or GDR may be issued by a foreign
or U.S. issuer.  Generally, the holder
of the depositary receipt is entitled to
all payments of interest, dividends or
capital gains that are made on the
underlying security.
------------------------------------------ --------------------------------------------------------------------------------------
Foreign currency transactions: A forward   Although the Funds value their assets daily in U.S. dollars, they do not intend to
foreign currency exchange contract         convert their holdings of foreign currencies into U.S. dollars on a daily basis.
involves an obligation to purchase or      Each Fund will, however, from time to time, purchase or sell foreign currencies
sell a specific currency on a fixed        and/or engage in forward foreign currency exchange transactions.  Each Fund may
future date at a price that is set at      conduct its foreign currency transactions on a cash basis at the rate prevailing in
the time of the contract. The future       the foreign currency exchange market or through a forward foreign currency exchange
date may be any number of days from the    contract or forward contract.
date of the contract as agreed by the
parties involved.                          A Fund may use forward contracts for defensive hedging purposes to attempt to protect the value of the Fund's current security or currency holdings.  It may also use forward contracts if it has agreed to sell a security and wants to "lock-in" the price of that security, in terms of U.S. dollars.  Investors should be aware of the costs of currency conversion. The Funds will not use forward contracts for speculative purposes.

------------------------------------------ --------------------------------------------------------------------------------------

                                       20

------------------------------------------ --------------------------------------------------------------------------------------
               Securities                                                 How the Funds use them
------------------------------------------ ------------------------------ --------------------------- ---------------------------
                                                     Delaware                      Delaware                    Delaware
                                                International Value         Emerging Markets Fund         Global Value Fund
                                                    Equity Fund
------------------------------------------ --------------------------------------------------------------------------------------
Investment company securities: In some     The Fund may hold investment company securities if the Fund's portfolio managers
countries, investments by U.S. mutual      believe the country offers good investment opportunities.  Such investment companies
funds are generally made by purchasing     may be open-end or closed-end investment companies.  These investments involve an
shares of investment companies that in     indirect payment of a portion of the expenses of the other investment companies,
turn invest in the securities of such      including their advisory fees.
countries.
------------------------------------------ --------------------------------------------------------------------------------------
Restricted securities: Privately placed    The Funds may invest in privately placed securities, including those that are
securities whose resale is restricted      eligible for resale only among certain institutional buyers without registration,
under U.S. securities laws.                commonly known as "Rule 144A Securities."  Restricted securities that are determined to be illiquid may not exceed a Fund's limit on illiquid securities, which is described below.
------------------------------------------ --------------------------------------------------------------------------------------
Illiquid securities: Securities that do    The Fund may invest up to      The Fund may invest up to 15% of the Fund's net
not have a ready market, and cannot be     10% of the Fund's net assets   assets in illiquid securities.
easily sold within seven days at           in illiquid securities.
approximately the price at which a fund
has valued them.
------------------------------------------ --------------------------------------------------------------------------------------
Foreign corporate and government bonds:    The Funds may invest a portion of their assets in foreign, corporate or government
Debt obligations issued by foreign         fixed income securities consistent with their investment policies (such as market or
corporations, foreign governments, or a    capitalization), when, in our opinion, they offer attractive opportunities relative
foreign agency, instrumentality or         to those available through equity securities.
political subdivision of such
governments.                               Although not a principal strategy of the Funds, for temporary defensive purposes, a
                                           Fund may invest all or a substantial portion of its assets in these securities rated
                                           AA or better by S&P and Aa or better by Moody's, or if unrated, determined to be of comparable quality.
------------------------------------------ --------------------------------------------------------------------------------------
High-yield, high risk fixed-income         The Fund does not make it a    The Fund may invest up to   The Fund may invest up to
securities: Securities that are rated      practice to invest in these    35% of its net assets in    15% of its net assets in
lower than BBB by S&P or Baa by Moody's,   securities.                    high-yield, high risk       high-yield, high risk
or if unrated, have equal quality. These                                  foreign fixed-income        U.S. and foreign
securities may be issued by companies,                                    securities.                 fixed-income securities.
governments, or governmental entities of
emerging or developing countries which                                                                The Fund will not
may be less creditworthy. A primary                                                                   purchase securities rated
risk, which may be substantial, is that                                                               lower than C by S&P or Ca
these companies, governments or entities                                                              by Moody's or, if
may not be able to make interest or                                                                   unrated, are considered
principal payments. An additional risk                                                                by the Fund's portfolio
is that the value of these securities                                                                 management team to be an
may decline significantly.                                                                            equivalent quality to
                                                                                                      such ratings.
------------------------------------------ ------------------------------ --------------------------- ---------------------------

                                       21

------------------------------------------ --------------------------------------------------------------------------------------
               Securities                                                 How the Funds use them
------------------------------------------ ------------------------------ --------------------------- ---------------------------
                                                     Delaware                      Delaware                    Delaware
                                                International Value         Emerging Markets Fund         Global Value Fund
                                                    Equity Fund
------------------------------------------ --------------------------------------------------------------------------------------
Repurchase agreements: An agreement        Typically, the Funds use repurchase agreements as a short-term investment for a
between a buyer of securities, such as a   Fund's cash position. In order to enter into these repurchase agreements, a Fund
Fund, and a seller of securities, in       must have collateral of 102% of the repurchase price.  The Funds will only enter
which the seller agrees to buy the         into repurchase agreements in which the collateral is comprised of U.S. government
securities back within a specified time    securities.
at the same price the buyer paid for
them, plus an amount equal to an agreed
upon interest rate. Repurchase
agreements are often viewed as
equivalent to cash.
------------------------------------------ --------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs):     The Funds do not invest in these securities.               The Fund may invest in
REITs are pooled investment vehicles                                                                  REITs consistent with its
which invest primarily in                                                                             investment objectives and
income-producing real estate or real                                                                  policies.
estate related loans or interests. REITs
are generally classified as equity
REITs, mortgage REITs or a combination
of equity and mortgage REITs. Equity
REITs invest the majority of their
assets directly in real property and
derive income primarily from the
collection of rents. Equity REITs can
also realize capital gains by selling
properties that have appreciated in
value. Mortgage REITs invest the
majority of their assets in real estate
mortgages and derive income from the
collection of interest payments.
------------------------------------------ --------------------------------------------------------------------------------------
Other securities: Each Fund is permitted   The Funds may invest, for example, in preferred stocks, convertible securities,
to invest in other securities than those   warrants, futures and options and Delaware Global Value Fund may also enter into put
that are listed here. More information     and call options, futures contracts and options on futures contracts and options on
about these securities can be found in     foreign currencies.
the SAI.
------------------------------------------ --------------------------------------------------------------------------------------

Borrowing from banks
Each Fund may borrow money from banks as a temporary  measure for  extraordinary or emergency purposes or to facilitate  redemptions.  A Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Fund being unable to meet its investment objective.

Lending securities
Each Fund may lend up to 25% of its assets to  qualified  brokers,  dealers  and institutional investors for use in their securities transactions. Borrowers of a
Fund's  securities must provide  collateral to the Fund and adjust the amount of collateral  each day to reflect  changes in the value of its loaned  securities.
These transactions may generate additional income for the Funds.

Temporary defensive positions
For  temporary  defensive  purposes,  each Fund may invest in high  quality debt instruments issued by the U.S. government, its agencies or instrumentalities, or issued by U.S. companies. To the extent that a Fund holds these investments, the
Fund may be unable to achieve its investment objective.

                                       22

Portfolio turnover
We anticipate that the Funds' annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur, for example, if a Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       23

The risks of investing in the Funds
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully  evaluate  the risks.  Because of the nature of the Funds,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the  Funds.  Please see the SAI for further discussion of these risks and other risks not discussed here.

--------------------------------------- ------------------------------------------------------------------------------------------
                Risks                                              How the Funds strive to manage them
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
                                                 Delaware                      Delaware                       Delaware
                                            International Value         Emerging Markets Fund            Global Value Fund
                                                Equity Fund
--------------------------------------- ------------------------------------------------------------------------------------------
Market risk is the risk that all or a   The Funds' portfolio managers maintain a long-term investment approach and focus on
majority of the securities in a         stocks they believe can appreciate over an extended time frame regardless of interim
certain market--like the stock or bond   market fluctuations. In deciding what portion of a Funds' portfolio should be invested
market--or in a certain country or       in any individual country, the portfolio managers evaluate a variety of factors,
region will decline in value because    including opportunities and risks relative to other countries.  The Funds' portfolio
of factors such as economic             managers do not try to predict overall stock market movements and do not trade for
conditions, future expectations or      short-term purposes.
investor confidence.
--------------------------------------- ------------------------------------------------------------------------------------------
Industry and security risk: Industry    The Funds' portfolio managers typically hold a number of different securities in a
risk is the risk that the value of      variety of sectors in order to minimize the impact that a poorly performing security
securities in a particular industry     would have on a Fund.  Security risk is more significant for Delaware Emerging Markets
will decline because of changing        Fund, which is a non-diversified fund.
expectations for the performance of
that industry.

Securities risk is the risk that the
value of an individual stock or bond
will decline because of changing
expectations for the performance of
the individual company issuing the
stock or bond.
--------------------------------------- ------------------------------------------------------------------------------------------

                                       24

--------------------------------------- ------------------------------------------------------------------------------------------
                Risks                                              How the Funds strive to manage them
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
                                                 Delaware                      Delaware                       Delaware
                                            International Value         Emerging Markets Fund            Global Value Fund
                                                Equity Fund
--------------------------------------- ------------------------------------------------------------------------------------------
Emerging markets risk is the            The Fund, to the limited     The Fund is subject to this   The Fund may invest in
possibility that the risks associated   extent that it invests in    risk.  Striving to manage     emerging market securities.
with international investing will be    emerging markets, is         this risk, the portfolio      Striving to manage this risk,
greater in emerging markets than in     subject to this risk.        managers carefully screen     the portfolio mangers
more developed foreign markets          Striving to manage this      securities within emerging    carefully screen securities
because, among other things, emerging   risk, the portfolio          markets and attempt to        within emerging markets and
markets may have less stable            managers carefully screen    consider material risks       attempt to consider material
political and economic environments.    securities within emerging   associated with an            risks associated with an
In addition, in many emerging           markets and attempt to       individual company or bond    individual company or bond
markets, there is substantially less    consider material risks      issuer.  The Fund's           issuer.
publicly available information about    associated with an           portfolio managers cannot
issuers and the information about       individual company or bond   eliminate emerging market
issuers and the information that is     issuer.                      risk and consequently
available tends to be of a lesser                                    encourage shareholders to
quality.  Economic structures and                                    invest in the Fund only if
markets tend to be less mature and                                   they have a long-term time
diverse and the securities markets                                   horizon, over which the
which are subject to less government                                 potential of individual
regulation or supervision may also be                                securities is more likely
smaller, less liquid and subject to                                  to be realized.
greater price volatility.
--------------------------------------- ---------------------------- ----------------------------- -------------------------------

                                       25

--------------------------------------- ------------------------------------------------------------------------------------------
                Risks                                              How the Funds strive to manage them
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
                                                 Delaware                      Delaware                       Delaware
                                            International Value         Emerging Markets Fund            Global Value Fund
                                                Equity Fund
--------------------------------------- ------------------------------------------------------------------------------------------
Political risk is the risk that         The Funds' portfolio mangers evaluate the political situations in the countries where
countries or the entire region where    they invest and take into account any potential risks before they select securities for
the Fund invests may experience         the portfolio.  However, there is no way to eliminate political risk when investing
political instability. This may cause   internationally. In emerging markets political risk is typically more likely to affect
greater fluctuation in the value and    the economy and share prices than in developed markets.
liquidity of our investments due to
changes in currency exchange rates,
governmental seizures or
nationalization of assets.
--------------------------------------- ------------------------------------------------------------------------------------------
Currency risk is the risk that the      Each Fund may try to hedge its currency risk by purchasing foreign currency exchange
value of a fund's investments may be    contracts.  If a Fund agrees to purchase or sell foreign securities at a pre-set price
negatively affected by changes in       on a future date, the Fund may attempt to protect the value of a security it owns from
foreign currency exchange rates.        future changes in currency rates.  If a Fund has agreed to purchase or sell a security,
Adverse changes in exchange rates may   it may also use foreign currency exchange contracts to  "lock-in" the security's price
reduce or eliminate any gains           in terms of U.S. dollars or another applicable currency.  Each Fund may use forward
produced by investments that are        currency exchange contracts only for defensive or protective measures, not to enhance
denominated in foreign currencies and   portfolio returns. However, there is no assurance that such a strategy will be
may increase any losses.                successful. Hedging is typically less practical in emerging markets.
--------------------------------------- ------------------------------------------------------------------------------------------
Information risk is the risk that       The Funds' portfolio managers conduct fundamental research on the companies they invest
foreign companies may be subject to     in rather than relying solely on information available through financial reporting. As
different accounting, auditing and      part of our worldwide research process, the Funds' portfolio managers emphasize company
financial reporting standards than      visits. The Funds' portfolio managers believe this will help them to better uncover any
U.S. companies.  There may be less      potential weaknesses in individual companies.
information available about foreign
issuers than domestic issuers.
Furthermore, regulatory oversight of
foreign issuers may be less stringent
or less consistently applied than in
the U.S.
--------------------------------------- ------------------------------------------------------------------------------------------
Inefficient market risk is the risk     The Funds will attempt to reduce these risks by investing in a number of different
that foreign markets may be less        countries, performing credit analysis and noting trends in the economy, industries and
liquid, have greater price              financial markets.
volatility, less regulation and
higher transaction costs than U.S.
markets.
--------------------------------------- ------------------------------------------------------------------------------------------

                                       26

--------------------------------------- ------------------------------------------------------------------------------------------
                Risks                                              How the Funds strive to manage them
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
                                                 Delaware                      Delaware                       Delaware
                                            International Value         Emerging Markets Fund            Global Value Fund
                                                Equity Fund
--------------------------------------- ------------------------------------------------------------------------------------------
Small company risk is the risk that     The Fund typically focuses   The Fund may invest in        This is a significant risk
prices of smaller companies may be      its investment in larger     small companies and would     for the Fund.  The Fund
more volatile than larger companies     companies.                   be subject to this risk.      attempts to reduce this risk
because of limited financial                                         Although the Fund typically   by diversifying investments.
resources or dependence on narrow                                    holds a number of different
product lines.                                                       stocks in order to reduce
                                                                     the impact that one small
                                                                     company stock would have on
                                                                     the Fund, because this is a
                                                                     non-diversified Fund, it is
                                                                     possible that a smaller
                                                                     company holding could be a
                                                                     significant holding and
                                                                     subject the Fund to greater
                                                                     risk. The Fund attempts to
                                                                     reduce this risk by
                                                                     diversifying investments.
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
Non-diversified fund risk is the risk   The Fund is a diversified    The Fund will not be          This Fund is a diversified
that non-diversified funds are          fund, and is not subject     diversified under the 1940    fund, and is not subject to
believed to be subject to greater       to this risk.                Act.  Non-diversified         this risk.
risks because adverse effects on                                     investment companies have
their security holdings may affect a                                 the flexibility to invest
larger portion of their overall                                      as much as 50% of their
assets.                                                              assets in as few as two
                                                                     issuers with no single
                                                                     issuer accounting for more
                                                                     than 25% of the portfolio.
                                                                     The remaining 50% of the
                                                                     portfolio must be
                                                                     diversified so that no more
                                                                     than 5% of a fund's assets
                                                                     is invested in the
                                                                     securities of a single
                                                                     issuer, with certain
                                                                     exceptions.
--------------------------------------- ------------------------------------------------------------------------------------------
Transaction costs risk relates to the   Each Fund is subject to this risk.  The Funds' portfolio managers strive to monitor
costs of buying, selling and holding    transaction costs and to choose an efficient trading strategy for the Funds.
foreign securities, including
brokerage, tax and custody costs,
which may be higher than those
involved in domestic transactions.
--------------------------------------- ------------------------------------------------------------------------------------------
Interest rate risk is the risk that     The Funds are generally less affected by interest rate risk than other risks because
securities, particularly bonds with     they typically hold a small amount of fixed-income securities.
longer maturities, will decrease in
value if interest rates rise.
--------------------------------------- ------------------------------------------------------------------------------------------

                                       27

--------------------------------------- ------------------------------------------------------------------------------------------
                Risks                                              How the Funds strive to manage them
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
                                                 Delaware                      Delaware                       Delaware
                                            International Value         Emerging Markets Fund            Global Value Fund
                                                Equity Fund
--------------------------------------- ------------------------------------------------------------------------------------------
Foreign government and supranational    Each Fund is subject to this risk with respect to its debt investments and will attempt
securities risks relate to the          to limit this risk by performing credit analysis on the issuer of each security
ability of a foreign government or      purchased. Each Fund also attempts to reduce this risk by limiting the portion of net
government related issuer to make       assets that may be invested in these securities.
timely payments on its external debt
obligations.                            Each Fund also compares the risk-reward potential of foreign government securities being considered to that offered by equity securities to determine whether to allocate assets
This ability to make payments will be   to equity or fixed-income investments.
strongly influenced by the issuer's
balance of payments, including export
performance, its access to
international credits and
investments, fluctuations in interest
rates and the extent of its foreign
reserves.
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
High-yield, high risk foreign           This is not a significant    The Fund may invest up to     The Fund may invest up to 15%
fixed-income securities:                risk for the Fund.           35% of its net assets in      of its net assets in
                                                                     high-yield, high risk         high-yield, high risk foreign
The economy and interest rates may      The Fund may invest up to    foreign fixed-income          fixed-income securities.
affect these high- yield, high risk     15% of its net assets in     securities.
securities differently from other       high-yield, high risk                                      The Fund's portfolio managers
securities.  Prices have been found to  foreign fixed-income         The Fund's portfolio          intend to limit the Fund's
be less sensitive to interest rate      securities.                  managers intend to limit      investment in any one lower
changes than higher rated investments,                               the Fund's investment in      rated bond, which can help to
but more sensitive to adverse economic  The Fund's portfolio         any single lower rated        reduce the effect of an
changes or individual corporate         managers intend to limit     bond, which can help to       individual default on the
developments.  Also, during an          the Fund's investment in     reduce the effect of an       Fund, and to limit the Fund's
economic downturn or a substantial      any one lower rated bond,    individual default on the     overall holdings of bonds in
period of rising interest rates,        which can help to reduce     Fund.  The Fund's portfolio   this category.  Such
highly leveraged issuers may            the effect of an             managers also intend to       limitations may not protect
experience financial stress which       individual default on the    limit the Fund's overall      the Fund from widespread bond
would adversely affect their ability    Fund, and to limit the       holdings of bonds in this     defaults brought about by a
to service principal and interest       Fund's overall holding of    category.  Such limitations   sustained economic downturn.
payment obligations, to meet projected  bonds in this category.      may not protect the Fund
business goals and to obtain            Such limitations may not     from widespread bond
additional financing.  Changes by       protect the Fund from        defaults brought about by a
recognized rating agencies in their     widespread bond defaults     sustained economic downturn
rating of any such security and in the  brought about by a           or from price declines that
ability of the issuer to make payments  sustained economic           might result from changes
of interest and principal will also     downturn.                    in the quality ratings of
ordinarily have a more dramatic effect                               individual bonds.
on the values of these investments
than on the values of higher-rated
securities.  Consequently, these
changes will affect a Fund's net asset
value per share.
--------------------------------------- ------------------------------------------------------------------------------------------

                                       28

--------------------------------------- ------------------------------------------------------------------------------------------
                Risks                                              How the Funds strive to manage them
--------------------------------------- ---------------------------- ----------------------------- -------------------------------
                                                 Delaware                      Delaware                       Delaware
                                            International Value         Emerging Markets Fund            Global Value Fund
                                                Equity Fund
--------------------------------------- ------------------------------------------------------------------------------------------
Real Estate Industry Risk includes,     To the extent the Funds invest in REITs, it is subject to the risks associated with the
among others: possible declines in      real estate industry. Investors should carefully consider these risks before investing
the value of real estate; risks         in the Funds.
related to general and local economic
conditions; possible lack of
availability of mortgage funds;
overbuilding; extended vacancies of
properties; increases in competition,
property taxes and operating
expenses; changes in zoning laws;
costs resulting from the clean-up of,
and liability to third parties
resulting from, environmental
problems; casualty for condemnation
losses; uninsured damages from
floods, earthquakes or other natural
disasters; limitations on and
variations in rents; and changes in
interest rates. REITs are subject to
substantial cash flow dependency,
defaults by borrowers,
self-liquidation, and the risk of
failing to qualify for tax-free
pass-through of income under the
Internal Revenue Code, or other
applicable, of countries REITs are
listed.
--------------------------------------- ------------------------------------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       29

Who manages the Funds

Investment manager
The Funds are  managed by  Delaware  Management  Company,  a series of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Funds,   manages  the  Funds'  business  affairs  and  provides  daily administrative  services.  For its  services to the Funds,  the manager was paid aggregate  fees of 0.83%,  1.23% and 1.06% of  average  daily net  assets of the
Delaware  International  Value Equity Fund,  Delaware  Emerging Markets Fund and
Delaware and Global Value Fund,  respectively,  for the last fiscal year,  after giving effect to waivers by the manager (if any).

Sub-Advisor.  Mondrian Investment  Partners Limited,  formerly known as Delaware
International Advisers, Inc. ("Mondrian"),  is currently the sub-advisor for the
Delaware  International  Value Equity Fund and Delaware  Emerging  Markets Fund.
(Until  September  24,  2004,  Mondrian  served as the manager for the  Delaware
International  Value Equity,  Emerging Markets and Global Value Funds;  however, since September 25, 2004,  Delaware  Management Company has served as the Funds'
manager.) As sub-advisor,  Mondrian is responsible for day-to-day  management of the Funds' assets. Although Mondrian serves as sub-advisor,  Delaware Management
Company  has  ultimate  responsibility  for  all  investment  advisory  services provided to the Funds and supervises Mondrian's performance as sub-advisor.  For its  services to the  Delaware  International  Value  Equity  Fund and  Delaware
Emerging Markets Fund, the manager paid Mondrian  sub-advisory fees at an annual rate of 0.20% and 0.30%, respectively,  of average daily net assets for the last fiscal year.

Prior to March 30, 2006,  Mondrian  served as sub-advisor to the Delaware Global
Value Fund;  however,  beginning on March 30, 2006,  Delaware Management Company became  responsible  for day-to-day  management of the Fund. For its services to the Fund during the last fiscal  year,  the manager paid  Mondrian  sub-advisory fees at an annual rate of 0.20% of average daily net assets.

Portfolio managers

Delaware Emerging Markets Fund

Clive  Gillmore  and  Robert  Akester  have  primary  responsibility  for making day-to-day  investment  decisions for Delaware  Emerging Markets Fund. In making investment  decisions for Delaware  Emerging  Markets Fund, Mr. Gillmore and Mr.
Akester   regularly   consult  with  Emma  R.E.  Lewis  and  a  fourteen  member international  equity team.  Mr.  Gillmore and Mr. Akester have managed the Fund since its inception.

Clive  A.  Gillmore,   Deputy  Managing  Director/Senior  Portfolio  Manager  of
Mondrian,  is a graduate  of the  Warwick  University,  England,  and the London
Business School Investment  Program,  Mr. Gillmore joined Mondrian in 1990 after eight years of investment experience.  His most recent position prior to joining
Mondrian was as a Pacific Basin equity analyst and senior portfolio  manager for
Hill Samuel  Investment  Management  Ltd.  Prior to that,  Mr.  Gillmore  was an analyst and  portfolio  manager for Legal and General  Investment  in the United
Kingdom.

Robert Akester,  Senior Portfolio Manager of Mondrian,  joined Mondrian in 1996,
Mr.  Akester,  who began his  investment  career in 1969,  was most  recently  a
Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East
Asian  Research  team  at  James  Capel,  and as a Fund  Manager  at  Prudential
Assurance  Co., Ltd. Mr.  Akester holds a BS in  Statistics  and Economics  from
University  College,  London and is an associate of the  Institute of Actuaries, with a certificate in Finance and Investment.

Emma R. E.  Lewis,  Senior  Portfolio  Manager of  Mondrian,  is a  graduate  of
Pembroke  College,  Oxford  University,  where  she  completed  her  Masters  in
Philosophy  and  Theology.  She joined  Mondrian  in 1995,  assuming  analytical responsibilities  in the Pacific Basin Team. She began her investment  career at the Dutch bank ABN AMRO and later joined Fuji Investment  Management.  Ms. Lewis is an Associate of the U.K. Society of Investment Professionals.

Delaware Global Value Fund
The Delaware  International Equity and Delaware Large Cap Value Focus teams have primary responsibility for making day-to-day investment decisions for the Fund.

International Equity Portfolio Segment

                                       30

Zoe A. Neale, Senior Vice President and Chief Investment Officer,  International
Equity. Ms. Neale joined Delaware Investments in June 2005 to develop the firm's new international  value equity  strategies,  from Arborway  Capital,  which she founded in January 2005.  Previously she ran the International  Value Strategies
business  at Thomas  Weisel  Asset  Management  (TWAM).  She joined TWAM when it acquired  ValueQuest/TA  in 2002.  Ms. Neale spent six years at  ValueQuest  and served as a senior investment  professional with portfolio management and global research  responsibilities for several sectors. Prior to ValueQuest,  she was an assistant vice president and portfolio manager for Anchor Capital Advisors, with generalist  research  responsibilities.  Ms. Neale earned a bachelor's degree in economics from the  University of Texas,  Austin,  and an MBA from  Northeastern
University.

Edward A. "Ned" Gray, CFA, Vice  President/Senior  Portfolio  Manager.  Mr. Gray
joined Delaware Investments in June 2005 to develop the firm's new international value equity strategies,  from Arborway Capital,  which he co-founded in January
2005, and where he played an integral role in strategic and portfolio decisions.
Mr.  Gray  previously  worked in the  investment  management  business at Thomas
Weisel Asset Management, and ValueQuest,  which was acquired by TWAM in 2002. At
ValueQuest,  which he joined in 1987,  Mr.  Gray  served as a senior  investment professional with responsibilities for portfolio management,  security analysis,
quantitative   research,    performance   analysis,    global   research,   back
office/investment  information  systems  integration,  trading,  and  client and consultant  relations.  Prior to  ValueQuest,  he was a research  analyst at the
Center for  Competitive  Analysis.  Mr. Gray received his  bachelor's  degree in history  from  Reed  College  and a  master  of arts in law  and  diplomacy,  in international  economics,  business  and law from  Tufts  University's  Fletcher
School of Law and Diplomacy.

Domestic Equity Portfolio Segment

Tysen  Nutt,  Jr.,  Senior Vice  President/Senior  Portfolio  Manager.  Mr. Nutt
graduated from Dartmouth  College with a B.A. He began his investment  career in
1983  at Dean  Witter  Reynolds,  Inc.  where  he  advanced  to Vice  President,
Investments.  In 1988,  he joined  investment  advisor Van Deventer & Hoch (V&H)
where he  managed  large cap value  portfolios  for  institutional  and  private clients.  As a Senior  Vice  President  at V&H,  he was a member  of the  firm's
Management Committee. In 1994, Mr. Nutt moved to the U.S. Active Large Cap Value
Team  within  Merrill  Lynch  Investment  Managers,  L.P.  (MLIM)  and  became a
Portfolio Manager in 2000. He was a Managing Director at MLIM and managed mutual funds and separate accounts for institutional and private clients.  In 2004, Mr.
Nutt  joined  Delaware  Investments  as Senior Vice  President/Senior  Portfolio
Manager. He is a member of the New York Society of Security Analysts and the CFA
Institute.

Jordan L. Irving, Vice President/Senior  Portfolio Manager. Mr. Irving graduated from Yale University with a BA in American  Studies and earned a Special Diploma in Social Studies at Oxford  University  the following  year. In 1998, he joined the U.S.  Large Cap Value team  within  MLIM and became a  Portfolio  Manager in
2000.  He was a Vice  President  at MLIM and managed  mutual  funds and separate accounts for  institutional  and private  clients.  In 2004,  Mr.  Irving joined
Delaware Investments as Vice President/ Senior Portfolio Manager.  While working for MLIM,  Mr.  Irving  competed  for the United  States  National  Rowing team, winning a gold medal at the 1997 World  Rowing  Championships  in  Aiguebelette,
France.

Anthony A. Lombardi,  Vice  President/Senior  Portfolio  Manager.  Mr.  Lombardi
graduated from Hofstra  University  with a BBA and MBA in Finance.  Mr. Lombardi started his financial  services  career as an Investment  Analyst with Crossland
Savings,  FSB, Brooklyn,  NY in 1989. He joined Dean Witter Reynolds,  Inc. as a
Research  Assistant in 1990 and rose to the position of Vice  President/Research
Analyst.  In 1998 he joined the U.S. Active Large Cap Value team within MLIM and became a  Portfolio  Manager  in 2000.  He was a  Director  at MLIM prior to his
departure.   In  2004,  Mr.  Lombardi   joined  Delaware   Investments  as  Vice
President/Senior  Portfolio  Manager.  Mr.  Lombardi  is a  Chartered  Financial
Analyst.

Robert A.  Vogel,  Jr.,  Vice  President/Senior  Portfolio  Manager.  Mr.  Vogel
graduated from Loyola  University in Maryland earning both BBA and MS degrees in
Finance. He earned a MBA with a concentration in Finance from the Wharton School of Business at the University of  Pennsylvania.  Mr. Vogel started his financial services  career as a Financial  Consultant with Merrill Lynch in 1992. In 1997, he joined MLIM and became a Portfolio  Manager  with the U.S.  Active  Large Cap
Value  team in 1998.  He was a Director  at MLIM and  managed  mutual  funds and separate  accounts for  institutional  and private  clients.  In 2004, Mr. Vogel joined Delaware  Investments as Vice  President/Senior  Portfolio  Manager.  Mr.
Vogel is a Chartered Financial Analyst.

Delaware International Value Equity Fund

                                       31

Clive A. Gillmore,  Nigel G. May and Emma R.E. Lewis have primary responsibility for making  day-to-day  investment  decisions for Delaware  International  Value
Equity Fund. In making investment decisions for the Fund, Mr. Gillmore,  Mr. May and Ms. Lewis  regularly  consult with a fourteen  member  international  equity team.

Nigel G. May, Director/Senior  Portfolio  Manager/Regional  Research Director of
Mondrian,  is a graduate of Sidney Sussex College,  Cambridge.  Prior to joining
Mondrian in 1991, he had been with Hill Samuel  Investment  Management Group for five years.

Please see Delaware  Emerging Markets Fund's portfolio  manager  information for
Mr. Gillmore and Ms. Lewis' business experience.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       32

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                      Board of Trustees
                                                                                                 Custodian
 Investment Manager                                                                              JPMorgan Chase Bank
 Delaware Management Company                                                                     4 Chase Metrotech Center
 2005 Market Street                                   The Funds                                  Brooklyn, NY 11245
 Philadelphia, PA 19103-7094

 Sub-advisor                                                          Service agent
 Mondrian Investment Partners      Distributor                        Delaware Service Company, Inc.
 Limited                            Delaware Distributors, L.P.       2005 Market Street
 80 Cheapside, Third Floor         2005 Market Street                 Philadelphia, PA 19103-7094
 London, England EC2V 6EE          Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
 Portfolio managers                Lincoln Financial Distributors,
 (see page 30 for details)         Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                                      Financial advisors

                                                      Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the  fund's  investment  manager  and  distributor.  However,  the Funds rely on certain exemptive rules adopted by the SEC that require the Board of Trustees to be  comprised  of a majority of such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.  The  investment  manager has delegated certain responsibilities mentioned above to the sub-advisor.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

                                       33

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

Sub-advisor A sub-advisor is a company generally  responsible for the management of the fund's assets or some portion  thereof.  The  sub-advisor is selected and supervised  by the  investment  manager.  The  investment  manager has delegated certain  responsibilities  (described  under the  "Investment  manager"  section above) to the sub-advisor.

Portfolio  managers  Portfolio  managers are employed by the investment  manager and/or sub-advisor to make investment  decisions for individual  portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class:

CLASS A
o    Class A shares  have an up-front  sales  charge of up to 5.75% that you pay when you buy the shares.

o    If you invest $50,000 or more, your front-end sales charge will be reduced.

o    You may  qualify  for  reductions  in  sales  charges,  and  under  certain circumstances  the sales  charge may be  waived,  as  described  in "How to reduce your sales charge" below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30% of average daily net assets (currently  limited to 0.25% for Delaware
     Global Value Fund and Delaware Emerging Markets Fund),  which is lower than the  12b-1  fee for  Class  B,  Class C and  Class R  shares.  See  "Dealer compensation" below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

                                       34

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount  invested will vary depending on the  then-current  asset value,  the percentage rate of sales charge and rounding.

----------------------------------------------------------------------------------------------------------------------
                                                Sales charge as %                        Sales charge as %
         Amount of purchase                     of offering price                      of net amount invested
----------------------------------------------------------------------------------------------------------------------
          Less than $50,000                            5.75%                                    6.54%
----------------------------------------------------------------------------------------------------------------------
      $50,000 but under $100,000                       4.75%                                    5.41%
----------------------------------------------------------------------------------------------------------------------
     $100,000 but under $250,000                       3.75%                                    4.31%
----------------------------------------------------------------------------------------------------------------------
     $250,000 but under $500,000                       2.50%                                    3.00%
----------------------------------------------------------------------------------------------------------------------
    $500,000 but under $1 million                      2.00%                                    2.44%
----------------------------------------------------------------------------------------------------------------------
         $1 million or more               None (Limited CDSC may apply)*           None (Limited CDSC may apply)*
----------------------------------------------------------------------------------------------------------------------

*    There is no front-end  sales charge when you purchase $1 million or more of
     Class A shares.  However,  if the Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited contingent  deferred sales charge (Limited CDSC)
     of 1.00% if you redeem these shares  within the first year and 0.50% if you redeem them within the second year,  unless a specific waiver of the charge applies.  The  Limited  CDSC  will be paid to the  Distributor  and will be assessed  on an amount  equal to the lesser of: (1) the net asset  value at the time of purchase of the Class A shares being  redeemed;  or (2) the net asset value of such Class A shares at the time of redemption.  For purposes of this formula,  the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A shares even if those  shares are later exchanged for shares of another Delaware Investments Fund and, in the event of an exchange of Class A shares, the "net asset value of such shares at the  time of  redemption"  will be the net  asset  value  of the  shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed  that  shares not  subject to the  Limited  CDSC are the first  redeemed  followed by other  shares  held for the longest  period of time.  See  "Dealer  compensation"  below for a  description  of the dealer commission that is paid.

                                       35

CLASS B
o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 4.00%. The contingent  deferred  sales charge is 3.25%  during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than six years are redeemed first,  followed by shares acquired through the reinvestment  of  dividends  or  distributions,  and finally by shares held longest  during the six-year  period.  For further  information  on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges -- Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.30%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived;  please see the  Statement of Additional  Information.  "Waivers of
     Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets  (of which  0.25% are  service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

                                       36

CLASS R
o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in a Fund.  Class R  shares  are not  subject  to a contingent deferred sales charge.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

o    Class  R  shares   generally  are  available  only  to  (i)  qualified  and
     non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457, and  non-custodial  403(b)  plans,  as well as other non-qualified  deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers from plans  maintained on Delaware  Investment's  retirement  recordkeeping system or BISYS's retirement recordkeeping system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g., no SIMPLE IRA's, SEP-IRA's, SAR/IRA's, Roth IRA's, etc.). For purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after the date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount  equal to the lesser of the net asset value at the time of purchase of the shares being  redeemed or the net asset value of those shares at the time of redemption.  No contingent  deferred sales charge will be imposed on increases  in net asset  value  above the  initial  purchase  price,  nor will a contingent  deferred sales charge be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "net asset value at the time of purchase"  will be the net asset value at  purchase of Class B Shares or Class C Shares of a Fund,  even if those  shares are later  exchanged  for shares of another  Delaware  Investments fund.  In the event of an exchange  of the shares,  the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

                                       37

Dealer compensation
The  financial  advisor  that sells you shares of the Funds may be  eligible  to receive the following  amounts as compensation for your investment in the Funds.
These amounts are paid by the  distributor  to the  securities  dealer with whom your financial advisor is associated.

-------------------------------------------- --------------- ---------------- -------------- ----------------
                                               Class A(1)       Class B(2)      Class C(3)     Class R(4)
-------------------------------------------- --------------- ---------------- -------------- ----------------
Commission (%)                                     -              4.00%            1.00%            -
-------------------------------------------- --------------- ---------------- -------------- ----------------
  Investment less than $50,000                   5.00%              -                -              -
-------------------------------------------- --------------- ---------------- -------------- ----------------
  $50,000 but less than $100,000                 4.00%              -                -              -
-------------------------------------------- --------------- ---------------- -------------- ----------------
  $100,000 but less than $250,000                3.00%              -                -              -
-------------------------------------------- --------------- ---------------- -------------- ----------------
  $250,000 but less than $500,000                2.00%              -                -              -
-------------------------------------------- --------------- ---------------- -------------- ----------------
  $500,000 but less than $1,000,000              1.60%              -                -              -
-------------------------------------------- --------------- ---------------- -------------- ----------------
  $1,000,000 but less than $5,000,000            1.00%              -                -              -
-------------------------------------------- --------------- ---------------- -------------- ----------------
  $5,000,000 but less than $25,000,000           0.50%              -                -              -
-------------------------------------------- --------------- ---------------- -------------- ----------------
  $25,000,000 or more                            0.25%              -                -              -
-------------------------------------------- --------------- ---------------- -------------- ----------------
12b-1 Fee to Dealer                              0.30%            0.25%            1.00%          0.60%
-------------------------------------------- --------------- ---------------- -------------- ----------------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  Your securities dealer is eligible to receive up to 0.30% of the  12b-1  fee  applicable  to  Class A  shares.  The  maximum  12b-1  fee applicable  to  Class A shares  is  0.30%.  However,  the  Distributor  has contracted to limit this amount to 0.25% for the Delaware Global Value Fund through March 30, 2007. The Fund's  Distributor has contracted to limit the
     12b-1 fee  applicable  to Class A shares of the Delaware  Emerging  Markets
     Fund to 0.25% until that Fund reopens to new investors.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 4.00%.  Your securities dealer also may be eligible to receive a 12b-1  service  fee of up to 0.25% from the date of  purchase.
     After approximately eight years, Class B shares automatically  convert into
     Class A shares and  dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On  sales of  Class R  shares,  the  Distributor  does not pay an  up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However, the Distributor has contracted to limit this amount to 0.50% through March 30, 2007. Your securities  dealer may be eligible  to receive a 12b-1 fee of up to 0.60% from the date of  purchase, although this rate is currently 0.50%.

                                       38

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges.  Such information may include your Delaware  Investments Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no up-front sales charge.  We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced sales charge.

------------------------------- ---------------------------------- --------------------------------------------------------------
           Program              How it works                                                Share class
                                                                         A                     B                      C
------------------------------- ---------------------------------- ---------------- ---------------------------------------------
Letter of Intent                Through a Letter of Intent you          X           Although the Letter of Intent and Rights of
                                agree to invest a certain                           Accumulation do not apply to the purchase
                                amount in Delaware Investments                      of Class B and Class C shares, you can
                                Funds (except money market                          combine your purchase of Class A shares
                                funds with no sales charge)                         with your purchase of Class B and Class C
                                over a 13-month period to                           shares to fulfill your Letter of Intent or
                                qualify for reduced front-end                       qualify for Rights of Accumulation.
                                sales charges.

------------------------------- ---------------------------------- ---------------- ---------------------------------------------
Rights of Accumulation          You can combine your holdings           X
                                or purchases of all Delaware
                                Investments Funds (except
                                money market funds with no
                                sales charge) as well as the
                                holdings and purchases of your
                                spouse and children under 21
                                to qualify for reduced
                                front-end sales charges.
------------------------------- ---------------------------------- ---------------- ----------------------------- ---------------
Reinvestment of Redeemed        Up to 12 months after you          For Class A,     For Class B, your account     Not
Shares                          redeem shares, you can             you will not     will be credited with the     available.
                                reinvest the proceeds without      have to pay      contingent deferred sales
                                paying a sales charge, as          an               charge you previously
                                noted to the right.                additional       paid on the amount you
                                                                   front-end        are reinvesting. Your
                                                                   sales charge.    schedule for contingent
                                                                                    deferred sales charges
                                                                                    and conversion to Class A
                                                                                    will not start over
                                                                                    again; it will pick up
                                                                                    from the point at which
                                                                                    you redeemed your shares.
------------------------------- ---------------------------------- ---------------- ----------------------------- ---------------

                                       39

------------------------------- ---------------------------------- --------------------------------------------------------------
           Program              How it works                                                Share class
                                                                         A                     B                      C
------------------------------- ---------------------------------- ---------------- ---------------------------------------------
SIMPLE IRA, SEP IRA,            These investment plans may              X           There is no reduction in sales charges for
SAR/SEP, Profit Sharing,        qualify for reduced sales                           Class B or Class C shares for group
Pension, 401(k), SIMPLE         charges by combining the                            purchases by retirement plans.
401(k), 403(b)(7), and 457      purchases of all members of
Retirement Plans                the group. Members of these
                                groups may also qualify to
                                purchase shares without a
                                front-end sales charge and may
                                qualify for a waiver of any
                                contingent deferred sales
                                charges on Class A shares.
------------------------------- ---------------------------------- ---------------- ---------------------------------------------

                                       40

Buying Class A shares at Net Asset Value

Class A shares of a Fund may be purchased at net asset value under the following circumstances,  provided  that you  notify  the Fund in  advance  that the trade qualifies for this privilege.

o    Shares purchased under the Delaware Investments Dividend  Reinvestment Plan and, under certain  circumstances,  the Exchange Privilege and the 12-Month
     Reinvestment Privilege.

o    Purchases  by (i)  current  and  former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments  Fund,  the  manager or any of the manager's  current  affiliates and those that may in the future be created;
     (ii) legal counsel to the Delaware  Investments Funds; and (iii) registered representatives  and  employees  of  broker/dealers  who have  entered into
     Dealer's  Agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation  of a Delaware  Investments  Fund may exchange into
     Class A shares of another Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of Delaware Investments Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the manager or any of the manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

Waivers of Contingent Deferred Sales Charges

--------------------------------------------------------- ------------------------- ------------------------- ----------------------
                                                                                          Share Class
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
                        Category                                     A*                        B                          C
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions in accordance with a Systematic Withdrawal               X                         X                          X
Plan, provided the annual amount selected to be
withdrawn under the Plan does not exceed 12% of the
value of the account on the date that the Systematic
Withdrawal Plan was established or modified
--------------------------------------------------------- ------------------------- ------------------------- ----------------------

                                       41

--------------------------------------------------------- ------------------------- ------------------------- ----------------------
                                                                                          Share Class
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
                        Category                                     A*                        B                          C
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions that result from the Fund's right to                     X                         X                          X
liquidate a shareholder's account if the aggregate net
asset value of the shares held in the account is less
than the then-effective minimum account size
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Distributions to participants or beneficiaries from a                X                   Not available.            Not available.
retirement plan qualified under section 401(a) of the
Internal Revenue Code of 1986, as amended (the "Code")
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions pursuant to the direction of a participant               X                   Not available.            Not available.
or beneficiary of a retirement plan qualified under
section 401(a) of the Code with respect to that
retirement plan
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Periodic distributions from an individual retirement                 X                         X                          X
account (i.e., IRA, ROTH IRA, EDUCATION OR COVERDELL
IRA, SIMPLE IRA, SAR/SEP or SEP/IRA) or a qualified
plan** (403(b)(7) plan, 457 Deferred Compensation Plan,
Profit Sharing Plan, Money Purchase Plan or 401(k)
Defined Contribution Plan) not subject to a penalty
under Section 72(t)(2)(A) of the Internal Revenue Code
("IRC") or a hardship or unforeseen emergency provision
in the qualified plan as described in Tres. Reg.
ss.1.401(k)-1(d)(2) and Section 457(d)(3) of the IRC.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Returns of Excess Contributions due to any regulatory                X                         X                          X
limit from an individual retirement account (i.e., IRA,
ROTH IRA, EDUCATION OR COVERDELL IRA, SIMPLE IRA,
SAR/SEP or SEP/IRA) or a qualified plan (403(b)(7)
plan, 457 Deferred Compensation Plan, Profit Sharing
Plan, Money Purchase Plan or 401(k) Defined
Contribution Plan).
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Distributions by other employee benefit plans to pay                 X                   Not available.            Not available.
benefits
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Systematic withdrawals from a retirement account or                  X                         X                          X
qualified plan that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of the IRC or a
hardship or unforeseen emergency provision in the
qualified plan** as described in Tres. Reg.
ss.1.401(k)-1(d)(2) and Section 457(d)(3) of the IRC.
The systematic withdrawal may be pursuant to Delaware
Investments funds' Systematic Withdrawal Plan or a
systematic withdrawal permitted by the IRC.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Distributions from an account of a redemption resulting              X                         X                          X
from the death or disability (as defined in Section
72(t)(2)(A) of the IRC) of a registered owner or a
registered joint owner occurring after the purchase of
the shares being redeemed.  In the case of accounts
established under the Uniform Gifts to Minors or
Uniform Transfers to Minors Act or trust accounts, the
waiver applies upon the death of all beneficial owners.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions by certain legacy retirement assets that                 X                   Not available.                   X
meet the requirements set forth in the SAI.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------

                                       42

--------------------------------------------------------- ------------------------- ------------------------- ----------------------
                                                                                          Share Class
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
                        Category                                     A*                        B                          C
--------------------------------------------------------- ------------------------- ------------------------- ----------------------
Redemptions by the classes of shareholders who are                   X                   Not available.            Not available.
permitted to purchase shares at net asset value,
regardless of the size of the purchase.  See "Buying
Class A shares at Net Asset Value" above.
--------------------------------------------------------- ------------------------- ------------------------- ----------------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments Funds' internet Web site at www.delawareinvestments.com.  Additional information on Sales charges can be found in the SAI.

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

Delaware  Emerging Markets Fund is presently  closed to new investors.  Existing shareholders of the Fund,  which includes  participants of retirement plans that offer the Fund on their investment platform, may continue to purchase shares.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

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By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments Funds for shares of other Delaware Investments Funds. Please keep in mind,  however,  that under most  circumstances you are allowed to exchange only between  like  classes of  shares.  To open an  account  by  exchange,  call the
Shareholder Service Center at 800 523-1918.

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                                       43

Through automated shareholder services

You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 per Fund.  Additional  investments  may be made at any time for as little as $100. The minimum purchase is $250, and you can make additional investments  of only $25,  if you are  buying  shares in an IRA,  Roth IRA,  the
Uniform  Gifts to Minors Act or the Uniform  Transfers to Minors Act, or through an Automatic  Investing  Plan.  The minimum  purchase for a Coverdell  Education
Savings  Account  (formerly an "Education  IRA") is $500.  The minimums vary for retirement  plans  other than IRAs,  Roth IRAs or  Coverdell  Education  Savings
Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time,  you will pay that day's closing share price,  which is based on a
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE each Business Day. The NAV per share for each class of the Fund is calculated by subtracting  the liabilities of each class from its total  assets  and  dividing  the  resulting  number  by the  number  of  shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Funds use fair value  pricing,  they may take into  account any factors they deem  appropriate.  A Fund may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices. The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Fair value pricing may involve  subjective  judgments and it is possible that the fair value determined for a security  is  materially  different  than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Funds may use fair value pricing more  frequently  for securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets  close well before a Fund values its  securities  at 4:00 p.m.,  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Funds' Board has delegated responsibility for  valuing a Fund's  assets  to a  Pricing  Committee  of the  Manager,  which operates under the policies and procedures  approved by the Board,  as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Funds may be suitable for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares in these  Funds can play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery

                                       44

If you have an account in the same Delaware  Investments  Fund as another member of your  household,  we are  sending  your  household  one  copy  of the  Fund's prospectus,  annual and semi-annual reports unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated with the Funds. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these documents thirty days after receiving your request.

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

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By mail
You may redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the  request,  and for  redemptions  of more than  $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on an account.

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By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

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By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

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Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we (or an  authorized  agent)  receive the  request  before the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares.  If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them,

                                       45

whichever is less. This  arrangement  assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares  acquired by  reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred  sales charge at the time of the  exchange.  If you later redeem those shares, the purchase price for purposes of the contingent  deferred sales charge formula will be the price you paid for the original shares--not the exchange  price.  The redemption  price for purposes of this formula will be the
NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance falls below the required  account minimum of $1,000  ($250 for IRAs,  Roth IRAs,  Uniform  Gifts to Minors Act and
Uniform  Transfers to Minors Act accounts or accounts with  automatic  investing plans  and $500 for  Coverdell  Education  Savings  Accounts)  for three or more consecutive  months, you will have until the end of the current calendar quarter to raise the balance to the  minimum.  If your  account is not at the minimum by the  required  time,  you will be  charged  a $9 fee for that  quarter  and each quarter  after that until your  account  reaches  the minimum  balance.  If your account  does not reach the minimum  balance,  your Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via the U.S.  mail.  When you sign up for  eDelivery,  you can access your account statements,  shareholder  reports, and other fund materials online, in a secure internet environment, at any time from anywhere.

Online Account Access
Account access is a password-protected area of the Delaware Investments internet
Web site that gives you  access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware  Investments  funds.  Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments Fund. The shares that you purchase through the Dividend Reinvestment
Plan are not subject to a front-end  sales  charge or to a  contingent  deferred sales charge.  Under most  circumstances,  you may reinvest  dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments  Fund without  paying a front-end  sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you

                                       46

exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the  fund's  prospectus  and read it  carefully  before  buying shares  through an  exchange.  We may refuse the  purchase  side of any exchange request,  if, in the  investment  manger's  judgment,  a Fund would be unable to invest  effectively in accordance with its investment  objective and policies or would otherwise potentially be adversely affected.

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM)  On Demand  Service,  you or your  financial  advisor maytransfer money between your Fund account and your  predesignated bank account by  telephone  request.  This service is not  available  for  retirement  plans.
MoneyLine  has a minimum  transfer  of $25 and a maximum  transfer  of  $50,000, except for purchases into IRAs.  Delaware  Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our  Systematic  Withdrawal  Plan you can  arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A Shares and contingent  deferred  sales  charge  for  Class B and C  Shares  redeemed  via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be subjected to the applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
Each Fund discourages  purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to each Fund and its shareholders,  such as market timing.  Each Fund will consider anyone who follows a pattern of market timing in any Delaware  Investments  Fund or  Optimum  Fund  Trust to be a market  timer and may  consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing  has  occurred,  each Fund will consider  short-term  roundtrips  to include  rapid  purchases and sales of Fund shares through the exchange privilege.  Each Fund reserves the right to consider other trading patterns to be market timing.

Your  ability  to use a Fund's  exchange  privilege  may be  limited  if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. Each Fund reserves the right to restrict, reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in  violation  of a Fund's  market  timing  policy  are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next business day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

                                       47

Each Fund  reserves the right to modify this policy at any time without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity will be completely eliminated. Moreover, the Funds market timing policy does not require a Fund to take action in response to frequent trading activity.
If the Fund elects not to take any action in response to frequent trading,  such frequent trading and market timing activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts,  may disrupt efficient portfolio  management.  In particular,  a
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of a  Fund's  shares  may  also  force  the  Fund to  sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect a Fund's performance if, for example, the
Fund incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction  monitoring  procedures  Each  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in Fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes of these  transaction  monitoring  procedures,  the Funds may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly among certain  brokers/dealers and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds  will  attempt  to apply  their  monitoring  procedures  to these  omnibus accounts and to the individual  participants  in such accounts.  In an effort to discourage  market timers in such accounts,  the Funds may consider  enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite  the efforts of a Fund and its agents to detect  market  timing in
Fund shares,  there is no guarantee  that a Fund will be able to identify  these shareholders or curtail their trading practices.  In particular,  a Fund may not be able to detect market timing attributable to a particular

                                       48

investor  who effects  purchase,  redemption  and/or  exchange  activity in Fund shares through omnibus  accounts.  The difficulty of detecting market timing may be  further  compounded  if these  entities  utilize  multiple  tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends  and  Distributions.  Each Fund has elected to be treated as regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Dividends and capital gains, if any, are paid annually for each of the Funds. The amount of any  distribution  will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain  distribution.  We  automatically  reinvest all  dividends  and any capital gains.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, a Fund will send you a corrected Form
1099-DIV to reflect reclassified information.

Avoid  "Buying A Dividend."  If you invest in a Fund  shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are subject to state and local  taxes.  If a Fund  qualifies  to pass through to you the tax benefits from foreign  taxes it pays on its  investments, and elects to do so, then any foreign taxes it pays on these  investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S.  withholding  and  estate  tax,  and are  subject to  special  U.S.  tax certification  requirements.  This discussion of "Dividends,  distributions  and taxes" is not intended or written to be used as tax advice.  Because  everyone's tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

Other investment policies and risk considerations

High-yield, high risk securities
Delaware  Emerging  Markets  Fund and  Delaware  Global Value Fund may invest in high-yield,  high risk  foreign  fixed-income  securities.  In the past,  in the opinion of the Funds' portfolio managers,  the high-yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Funds' portfolio managers intends to maintain adequately diversified portfolios  of stocks and bonds.  While  diversification  can help to reduce the effect of an individual  default on a Fund,  there can be no assurance  that any diversification  in holdings will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

Medium- and  low-grade  bonds held by a Fund may be issued as a  consequence  of corporate  restructurings,  such as leveraged buy-outs,  mergers,  acquisitions, debt  recapitalizations  or similar events. Also these bonds are often issued by smaller,  less  creditworthy  companies  or  foreign  governments  or by  highly leveraged (indebted) firms,

                                       49

which  are  generally  less  able than  more  financially  stable  firms to make scheduled  payments of interest and  principal.  The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high-yield, high risk securities differently from other  securities.  Prices have been found to be less sensitive to interest rate changes than higher rated  investments,  but more  sensitive to adverse economic changes or individual corporate  developments.  Also, during an economic  downturn or a  substantial  period of rising  interest  rates,  highly leveraged  issuers may experience  financial stress which would adversely affect their ability to service  principal and interest  payment  obligations,  to meet projected  business  goals  and  to  obtain  additional  financing.  Changes  by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic  effect on the values of these  investments  than on the values of higher-rated  securities.  Consequently,  these changes will affect a Fund's net asset value per share.

Foreign currency transactions
Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its  holdings  of foreign  currencies  into U.S.  dollars on a daily  basis.  Each Fund  will,  however,  from time to time,  purchase  or sell foreign  currencies  and/or engage in forward foreign  currency  transactions in order to expedite settlement of portfolio  transactions and to minimize currency value  fluctuations.  Each  Fund  may  conduct  its  foreign  currency  exchange transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency  exchange market or through entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward foreign currency"
contract or "forward"  contract).  A forward contract  involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed number of days from the date of the contract,  agreed upon by the parties,  at a price set at the time of the contract. Each Fund will convert currency on a spot basis from time to time, and investors  should be aware of the costs of currency conversion.

Each Fund may enter into forward  contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S.  dollars or other currencies in which  the  transaction  will be  consummated.  By  entering  into a  forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency,  of the amount of foreign currency involved in the underlying security transaction,  a Fund will be able to  protect  itself  against a  possible  loss resulting  from an adverse  change in currency  exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Fund's  portfolio  managers  believe  that the currency of a particular country may suffer a  significant  decline  against  the U.S.  dollar or against another  currency,  a Fund may enter into a forward foreign currency contract to sell,  for a fixed amount of U.S.  dollars or other  appropriate  currency,  the amount of foreign currency  approximating the value of some or all of the Fund's securities denominated in such foreign currency.

A Fund will not enter into forward  contracts or maintain a net exposure to such contracts  where the  consummation  of the contracts  would obligate the Fund to deliver  an  amount of  foreign  currency  in excess of the value of the  Fund's securities or other assets denominated in that currency.

At the  maturity of a forward  contract,  a Fund may either  sell the  portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the foreign currency. A Fund may realize gains or losses from currency transactions.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Funds may accept investments from funds of funds, including those offered by the Delaware Investments Funds, as well as similar investment vehicles,  such as
529 plans. A "529 Plan" is a college savings program that operates under section
529 of the Internal Revenue Code. From time to time, a Fund may experience large investments or redemptions  due to allocations or rebalancings by these funds of funds and/or similar investment vehicles.  While it is impossible to predict the overall impact of these  transactions  over time, there could be adverse effects on portfolio management.  For example, a Fund may be required to sell securities or invest cash at times when it would not  otherwise do so.  These  transactions could also have tax  consequences  if sales of securities  result in gains,  and could also increase  transaction costs or portfolio  turnover.  The manager will monitor  transactions  by the funds of funds and will  attempt to  minimize  any adverse  effects  on both the  Funds and the funds of funds as a result of these transactions.

                                       50

Manager of managers structure

At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Funds'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Funds'  investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Funds,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers  Structure with respect to the Funds,  Delaware  Management  Company may, in the  future,  recommend  to the Funds'  Board the  establishment  of the
Manager  of  Managers  Structure  by  recommending  the  hiring  of one or  more sub-advisors  to manage all or a portion of the Funds'  portfolio if it believes that doing so would be likely to enhance the Funds' performance by introducing a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Funds is  contingent  upon  the  receipt  of an  exemptive  order  from the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers Structure with respect to the Funds may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Funds'  application for an exemptive order or adopt such a rule.

The Manager of Managers Structure would enable the Funds to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment management fees paid by the Funds to be  increased  without  shareholder  approval or change  Delaware  Management
Company's responsibilities to the Funds, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                       51

Financial highlights

The  Financial  highlights  tables are intended to help you  understand a Fund's financial  performance.  Currently,  financial  highlights  are not provided for
Class R shares of the Delaware  Emerging  Markets Fund and Delaware Global Value
Fund  since  the  class  has not  yet  commenced  operations.  All  "per  share"
information reflects financial results for a single Fund share. This information has been  audited by Ernst & Young LLP,  whose  report,  along with each  Fund's financial  statements,  is  included  in the  Fund's  annual  report,  which  is available upon request by calling 800 523-1918.

Delaware International Value Equity Fund                                  Class A shares
                                                                         Year ended 11/30
                                                        2005         2004         2003        2002         2001

Net asset value, beginning of period                 $16.340      $13.350      $11.020     $12.360      $15.690

Income (loss) from investment operations:
Net investment income (loss)(1)                        0.388        0.261        0.184       0.085        0.149
Net realized and unrealized gain (loss) on
 investments and foreign currencies                    1.610        2.891        2.626     (0.992)      (1.191)
                                                     -------      -------      -------     -------      -------
Total from investment operations                       1.998        3.152        2.810     (0.907)      (1.042)
                                                     -------      -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                (0.063)      (0.162)      (0.091)     (0.123)      (0.194)
Net realized gain on investments                     (0.145)        -----      (0.389)     (0.310)      (2.094)
                                                     -------      -------      -------     -------      -------
Total dividends and distributions                    (0.208)      (0.162)      (0.480)     (0.433)      (2.288)
                                                     -------      -------      -------     -------      -------

Net asset value, end of period                       $18.130      $16.340      $13.350     $11.020      $12.360
                                                     =======      =======      =======     =======      =======

Total return(2)                                       12.35%       23.83%       26.87%     (7.55%)      (8.33%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $468,217     $308,751     $195,950     $88,499      $76,388
Ratio of expenses to average net assets                1.48%        1.70%        2.04%       2.13%        1.99%
Ratio of net investment income to average
 net assets                                            2.24%        1.78%        1.60%       0.72%        1.12%
Portfolio turnover                                       14%           7%          14%         23%          15%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

                                       52

Delaware International Value Equity Fund                                   Class B shares
                                                                          Year ended 11/30
                                                        2005         2004         2003        2002        2001

Net asset value, end of period                       $16.200      $13.250      $10.930     $12.250     $15.570

Income (loss) from investment operations:
Net investment income (loss)(1)                        0.269        0.160        0.106       0.003       0.057
Net realized and unrealized gain (loss) on
 investments and foreign currencies                    1.586        2.873        2.613     (0.980)     (1.197)
                                                     -------      -------      -------     -------      -------
Total from investment operations                       1.855        3.033        2.719     (0.977)     (1.140)
                                                     -------      -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                  -----      (0.083)      (0.010)     (0.033)     (0.086)
Net realized gain on investments                     (0.145)        -----      (0.389)     (0.310)     (2.094)
                                                     -------      -------      -------     -------      -------
Total dividends and distributions                    (0.145)      (0.083)      (0.399)     (0.343)     (2.180)
                                                     -------      -------      -------     -------      -------

Net asset value, end of period                       $17.910      $16.200      $13.250     $10.930     $12.250
                                                     =======      =======      =======     =======      =======

Total return(2)                                       11.53%       23.00%       25.99%     (8.16%)     (9.04%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $38,284      $38,962      $31,904     $24,006     $30,956
Ratio of expenses to average net assets                 2.18        2.40%        2.74%       2.83%       2.69%
Ratio of net investment income to average
 net assets                                            1.54%        1.08%        0.90%       0.02%       0.42%
Portfolio turnover                                       14%           7%          14%         23%         15%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

Delaware International Value Equity Fund                                  Class C shares
                                                                         Year ended 11/30
                                                       2005          2004         2003        2002        2001

Net asset value, end of period                       $16.180      $13.240      $10.910     $12.240     $15.560

Income (loss) from investment operations:
Net investment income (loss)(1)                        0.269        0.160        0.104       0.005       0.057
Net realized and unrealized gain (loss) on
 investments and foreign currencies                    1.586        2.863        2.625     (0.992)     (1.197)
                                                     -------      -------      -------     -------      -------
Total from investment operations                       1.855        3.023        2.729     (0.987)     (1.140)
                                                     -------      -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                  -----      (0.083)      (0.010)     (0.033)     (0.086)
Net realized gain on investments                     (0.145)        -----      (0.389)     (0.310)     (2.094)
                                                     -------      -------      -------     -------      -------
Total dividends and distributions                    (0.145)      (0.083)      (0.399)     (0.343)     (2.180)
                                                     -------      -------      -------     -------      -------

Net asset value, end of period                       $17.890      $16.180      $13.240     $10.910     $12.240
                                                     =======      =======      =======     =======      =======

Total return(2)                                       11.55%       22.94%       26.13%     (8.25%)     (9.04%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $124,931      $70,169      $34,852     $13,604      $8,657
Ratio of expenses to average net assets                2.18%        2.40%        2.74%       2.83%       2.69%
Ratio of net investment income to average
 net assets                                            1.54%        1.08%        0.90%       0.02%       0.42%
Portfolio turnover                                       14%           7%          14%         23%         15%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.

                                       53

Delaware International Value Equity Fund                 Class R shares
                                                         Year ended 11/30
                                                                                Period
                                                                             6/2/03(1)
                                                                               through
                                                        2005         2004     11/30/03

Net asset value, beginning of period                 $16.270      $13.350     $11.480

Income from investment operations:
Net investment income(2)                               0.343        0.217       0.020
Net realized and unrealized gain on
 investments and foreign currencies                    1.600        2.879       1.850
                                                     -------      -------      -------
Total from investment operations                       1.943        3.096       1.870
                                                     -------      -------      -------

Less dividends and distributions from:
Net investment income                                (0.018)      (0.176)       -----
Net realized gain on investments                     (0.145)        -----       -----
                                                     -------      -------      -------
Total dividends and distributions                    (0.163)      (0.176)       -----
                                                     -------      -------      -------

Net asset value, end of period                       $18.050      $16.270     $13.350
                                                     =======      =======      =======

Total return(3)                                       12.04%       23.43%      16.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)               $3,097       $1,547        $346
Ratio of expenses to average net assets                1.74%        2.00%       2.47%
Ratio of expenses to average net assets
prior to expense limitation                            1.78%        -----       -----
Ratio of net investment income to average
 net assets                                            1.98%        1.48%       0.33%
Ratio of net investment income to average
 net assets prior to expense limitation                1.94%        -----       -----
Portfolio turnover                                       14%           7%         14%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the Distributor,  as applicable.  Performance  would have been lower had the expense limitation not been in effect.

                                       54

Delaware Emerging Markets Fund                                                Class A
                                                                           Year ended 11/30
                                                        2005         2004        2003         2002         2001

Net asset value, beginning of period                 $14.550      $10.890       $7.240      $6.920       $6.600

Income from investment operations:
Net investment income(1)                               0.309        0.225        0.111       0.181        0.170
Net realized and unrealized gain on
 investments and foreign currencies                    3.567        3.637        3.712       0.269        0.176
                                                     -------      -------      -------     -------      -------
Total from investment operations                       3.876        3.862        3.823       0.450        0.346
                                                     -------      -------      -------     -------      -------
Less dividends and distributions from:
Net investment income                                (0.092)      (0.202)      (0.173)     (0.130)      (0.026)
Net realized gain on investments                     (0.384)        -----        -----       -----        -----
                                                     -------      -------      -------     -------      -------
Total dividends and distributions                    (0.476)      (0.202)      (0.173)     (0.130)      (0.026)
                                                     -------      -------      -------     -------      -------

Net asset value, end of period                       $17.950      $14.550      $10.890      $7.240       $6.920
                                                     =======      =======      =======     =======      =======

Total return(2)                                       27.42%       36.01%       54.01%       6.62%        5.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $724,417     $209,870      $38,383      $8,202       $6,650
Ratio of expenses to average net assets                1.97%        1.91%        1.95%       1.95%        1.95%
Ratio of expenses to average net assets
prior to expense limitation                            2.02%        2.12%        2.66%       2.99%        2.73%
Ratio of net investment income to average
net assets                                             1.90%        1.81%        1.28%       2.46%        2.39%
Ratio of net investment income (loss) to
average net assets prior to expense limitation         1.85%        1.60%        0.57%       1.42%        1.61%
Portfolio turnover                                       25%          34%          55%         33%          36%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor.  Performance would have been lower had the expense limitation not been in effect.

                                       55

Delaware Emerging Markets Fund                                                  Class B
                                                                           Year ended 11/30
                                                        2005         2004         2003        2002        2001

Net asset value, beginning of period                 $14.290      $10.710       $7.120      $6.800      $6.520

Income from investment operations:
Net investment income(1)                               0.191        0.135        0.050       0.126       0.117
Net realized and unrealized gain on
 investments and foreign currencies                    3.503        3.583        3.658       0.271       0.163
                                                     -------      -------      -------     -------      -------
Total from investment operations                       3.694        3.718        3.708       0.397       0.280
                                                     -------      -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                  -----      (0.138)      (0.118)     (0.077)       -----
Net realized gain on investments                     (0.384)        -----        -----       -----       -----
                                                     -------      -------      -------     -------      -------
Total dividends and distributions                    (0.384)      (0.138)      (0.118)     (0.077)       -----
                                                     -------      -------      -------     -------      -------

Net asset value, end of period                       $17.600      $14.290      $10.710      $7.120      $6.800
                                                     =======      =======      =======     =======      =======

Total return(2)                                       26.47%       35.08%       52.90%       5.90%       4.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $36,399      $16,027       $6,695      $3,050      $2,763
Ratio of expenses to average net assets                2.72%        2.66%        2.70%       2.70%       2.70%
Ratio of expenses to average net assets
 prior to expense limitation                           2.72%        2.82%        3.36%       3.69%       3.43%
Ratio of net investment income to average
 net assets                                            1.15%        1.06%        0.53%       1.71%       1.64%
Ratio of net investment income (loss) to
 average net assets prior to expense limitation        1.15%        0.90%      (0.13%)       0.72%       0.91%
Portfolio turnover                                       25%          34%          55%         33%         36%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

Delaware Emerging Markets Fund                                                  Class C
                                                                           Year ended 11/30
                                                        2005         2004         2003       2002         2001

Net asset value, beginning of period                 $14.270      $10.700       $7.110     $6.800       $6.510

Income from investment operations:
Net investment income(1)                               0.191        0.135        0.048      0.126        0.117
Net realized and unrealized gain on
 investments and foreign currencies                    3.503        3.573        3.660      0.261        0.173
                                                     -------      -------      -------     -------      -------
Total from investment operations                       3.694        3.708        3.708      0.387        0.290
                                                     -------      -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                  -----      (0.138)      (0.118)    (0.077)        -----

Net realized gain on investments                     (0.384)        -----        -----      -----        -----
                                                     -------      -------      -------     -------      -------
Total dividends and distributions                    (0.384)      (0.138)      (0.118)    (0.077)        -----
                                                     -------      -------      -------     -------      -------

Net asset value, end of period                       $17.580      $14.270      $10.700     $7.110       $6.800
                                                     =======      =======      =======     =======      =======

Total return(2)                                       26.51%       35.02%       52.97%      5.75%        4.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)             $211,896      $50,564       $6,259     $1,391       $1,041
Ratio of expenses to average net assets                2.72%        2.66%        2.70%      2.70%        2.70%
Ratio of expenses to average net assets
 prior to expense limitation                           2.72%        2.82%        3.36%      3.69%        3.43%
Ratio of net investment income to average
 net assets                                             1.15%       1.06%        0.53%      1.71%        1.64%
Ratio of net investment income (loss) to
 average net assets prior to expense limitation        1.15%        0.90%      (0.13%)      0.72%        0.91%
Portfolio turnover                                       25%          34%          55%        33%          36%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       56

Delaware Global Value Fund                                                               Class A
                                                                                    Year ended 11/30

                                                        2005         2004         2003        2002        2001

Net asset value, beginning of period                 $10.810       $8.700       $6.250      $7.410      $8.340

Income (loss) from investment operations:
Net investment income (loss)(2)                        0.120        0.156        0.113       0.143       0.146
Net realized and unrealized gain (loss)
 on investments and foreign currencies                 1.231        2.059        2.457     (1.098)     (0.367)
                                                     -------      -------      -------     -------      -------
Total from investment operations                       1.351        2.215        2.570     (0.955)     (0.221)
                                                     -------      -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                (0.016)      (0.105)      (0.120)     (0.138)     (0.188)
Net realized gain on investments                     (0.485)        -----        -----     (0.067)     (0.521)
                                                     -------      -------      -------     -------      -------
Total dividends and distributions                    (0.501)      (0.105)      (0.120)     (0.205)     (0.709)
                                                     -------      -------      -------     -------      -------

Net asset value, end of period                       $11.660      $10.810       $8.700      $6.250      $7.410
                                                     =======      =======      =======     =======      =======

Total return(3)                                       12.97%       25.74%       41.97%    (13.23%)     (3.09%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)              $20,613      $16,597      $12,669      $4,839         $35
Ratio of expenses to average net assets                1.89%        1.50%        1.50%       1.50%       1.29%

Ratio of expenses to average net assets
 prior to expense limitation                           2.13%        2.21%        2.10%       2.57%       3.67%

Ratio of net investment income (loss) to
 average net assets                                    1.06%        1.64%        1.59%       2.03%       1.87%

Ratio of net investment income (loss) to
 average net assets prior to expense limitation        0.82%        0.93%        0.99%       0.96%     (0.51%)
Portfolio turnover                                       51%          36%          59%         24%         20%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value and does not reflect an impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and Distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

Delaware Global Value Fund                                                                Class B
                                                                           Year ended 11/30         9/28/01(1)
                                                                                                                                                                        to
                                                        2005         2004         2003        2002    11/30/01

Net asset value, beginning of period                 $10.740       $8.660       $6.210      $7.410      $6.920

Income (loss) from investment operations:
Net investment income (loss)(2)                        0.037        0.085        0.060       0.091     (0.003)
Net realized and unrealized gain (loss)
 on investments and foreign currencies                 1.218        2.042        2.457     (1.100)       0.493
                                                     -------      -------      -------     -------      -------
Total from investment operations                       1.255        2.127        2.517     (1.009)       0.490
                                                     -------      -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                  -----      (0.047)      (0.067)     (0.124)      ------
Net realized gain on investments                     (0.485)        -----        -----     (0.067)      ------
                                                     -------      -------      -------     -------      -------
Total dividends and distributions                    (0.485)      (0.047)      (0.067)     (0.191)      ------
                                                     -------      -------      -------     -------      -------

Net asset value, end of period                       $11.510      $10.740       $8.660      $6.210      $7.410
                                                     =======      =======      =======     =======      =======

Total return(3)                                       12.11%       24.68%       41.00%    (13.95%)       7.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)               $3,483       $6,673       $6,064      $2,929         $17
Ratio of expenses to average net assets                2.64%        2.25%        2.25%       2.25%       2.25%

Ratio of expenses to average net assets
 prior to expense limitation                           2.83%        2.91%        2.80%       3.32%      13.55%

Ratio of net investment income (loss) to
 average net assets                                    0.31%        0.89%        0.84%       1.28%     (0.03%)

Ratio of net investment income (loss) to
 average net assets prior to expense limitation        0.12%        0.23%        0.29%       0.21%    (11.33%)
Portfolio turnover                                       51%          36%          59%         24%         20%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value and does not reflect an impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and Distributor,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       57

Delaware Global Value Fund                                                Class C
                                                                Year ended 11/30                    9/28/01(1)
                                                                                                            to
                                                        2005         2004         2003        2002    11/30/01

Net asset value, beginning of period                 $10.750       $8.660       $6.210      $7.410      $6.920

Income (loss) from investment operations:
Net investment income (loss)(2)                        0.037        0.084        0.054       0.089     (0.003)
Net realized and unrealized gain (loss) on
 investments and foreign currencies                    1.218        2.053        2.463     (1.098)       0.493
                                                     -------      -------      -------     -------      -------
Total from investment operations                       1.255        2.137        2.517     (1.009)       0.490
                                                     -------      -------      -------     -------      -------

Less dividends and distributions from:
Net investment income                                  -----      (0.047)      (0.067)     (0.124)       -----
Net realized gain on investments                     (0.485)        -----       -----      (0.067)       -----
                                                     -------      -------      -------     -------      -------
Total dividends and distributions                    (0.485)      (0.047)      (0.067)     (0.191)       -----
                                                     -------      -------      -------     -------      -------

Net asset value, end of period                       $11.520      $10.750       $8.660      $6.210      $7.410
                                                     =======      =======      =======     =======      =======

Total return(3)                                       12.10%       24.80%       41.00%    (13.95%)       7.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)               $6,380       $4,355       $1,504         $95          $4
Ratio of expenses to average net assets                2.64%        2.25%        2.25%       2.25%       2.25%
Ratio of expenses to average net assets
 prior to expense limitation                           2.83%        2.91%        2.80%       3.32%      13.55%
Ratio of net investment income (loss) to
 average net assets                                    0.31%        0.89%        0.84%       1.28%     (0.03%)
Ratio of net investment income (loss) to
 average net assets prior to expense limitation        0.12%        0.23%        0.29%       0.21%    (11.33%)
Portfolio turnover                                       51%          36%          59%         24%         20%

(1)  Date of commencement  of operations;  ratios have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value and does not reflect an impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       58

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments and foreign currencies
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions - From net realized gain on  investments."  Realized  and  unrealized  gain (loss) on foreign  currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities  denominated in foreign currencies as a result of changes in foreign currency exchange rates.

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur, for example, if a Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       59

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Citigroup Global Markets World ex-U.S. EMI (Extended Market Index)
The Citigroup  Global  Markets World ex-U.S.  EMI is a U.S.  dollar  denominated float weighted equity index of companies  located outside the United States with a market capitalization of $100 million or larger available to investment.  This index  consists  of the  companies  in the lowest  20% in market  capitalization within the Citigroup Global Equity Broad Market Index.

Commission
The fee an investor pays to a financial  advisor for investment  advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

                                       60

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original  purchase price of an investment used in determining  capital gains and losses.

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic, and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

                                       61

Morgan  Stanley  Capital  International  (MSCI) ACWI (All  Country  World Index)
Index(SM)
The MSCI ACWI (All Country  World Index) Index is a free  float-adjusted  market capitalization  index that is designed to measure  equity market  performance in the  global  developed  and  emerging  markets.  As of May 2005  the  MSCI  ACWI consisted of the following 49 developed  and emerging  market  country  indices:
Argentina,  Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia,
Czech Republic,  Denmark, Egypt, Finland,  France,  Germany,  Greece, Hong Kong,
Hungary,  India,  Indonesia,  Ireland,  Israel,  Italy,  Japan,  Jordan,  Korea,
Malaysia, Mexico, Morocco, the Netherlands, New Zealand, Norway, Pakistan, Peru,
Philippines,  Poland,  Portugal,  Russia,  Singapore Free, South Africa,  Spain,
Sweden,  Switzerland,  Taiwan, Thailand,  Turkey, The United Kingdom, the United
States and Venezuela.

MSCI EAFE(R)(Europe, Australasia, Far East) Index
The MSCI EAFE Index  (Europe,  Australasia,  Far East) is a free  float-adjusted market  capitalization index that is designed to measure developed market equity performance,  excluding  the US &  Canada.  As of May 2005 the MSCI  EAFE  Index
consisted of the  following  21 developed  market  country  indices:  Australia,
Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland,
Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,  Singapore, Spain,
Sweden, Switzerland and the United Kingdom.

MSCI Emerging Markets Index(SM)
The MSCI Emerging Markets Index is a free float-adjusted  market  capitalization index  that is  designed  to measure  equity  market  performance  in the global emerging  markets.  As of May 2005 the MSCI Emerging  Markets Index consisted of the following 26 emerging  market country  indices:  Argentina,  Brazil,  Chile,
China,  Colombia,  Czech Republic,  Egypt, Hungary,  India,  Indonesia,  Israel,
Jordan, Korea, Malaysia, Mexico, Morocco,  Pakistank Peru, Philippines,  Poland,
Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

NASD
The independent  subsidiary of the National  Association of Securities  Dealers,
Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P), Duff & Phelps, Inc. (Duff), and Fitch, Inc. (Fitch).

Net assets value (NAV)
The daily value of one mutual fund share, generally equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

                                       62

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
Charge on the  purchase or  redemption  of fund shares  sold  through  financial advisors.  May vary  with the  amount  invested.  Typically  used to  compensate advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid;  signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  serving  as "Part  B" of a fund's  prospectus  that  provides  more detailed  information about the fund's  organization,  management,  investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       63

Appendix A - Bond Ratings

Excerpts from Moody's  description  of its bond ratings:  Aaa--judged  to be the best quality.  They carry the smallest degree of investment risk;  Aa--judged to be of high quality by all  standards;  A--possess  favorable  attributes and are considered  "upper medium" grade  obligations;  Baa--considered  as medium grade obligations.  Interest  payments and principal  security appear adequate for the
present   but   certain   protective   elements   may  be   lacking  or  may  be
characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection  of interest and  principal  payments  may be very  moderate and thereby  not well  safeguarded  during  both good and bad times over the future.
Uncertainty of position  characterizes  bonds in this class;  B--generally  lack characteristics of the desirable investment. Assurance of interest and principal payments or of  maintenance  of other terms of the contract over any long period of time may be small;  Caa--are of poor standing.  Such issues may be in default or there may be  present  elements  of  danger  with  respect  to  principal  or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other  marked  shortcomings;  C--the  lowest rated  class of bonds and issues so rated can be  regarded  as having  extremely poor prospects of ever attaining any real investment standing.

Excerpts  from  S&P's  description  of  its  bond  ratings:  AAA--highest  grade obligations.  They possess the ultimate degree of protection as to principal and interest;  AA--also  qualify as high grade  obligations,  and in the majority of instances  differ from AAA issues only in a small degree;  A--strong  ability to pay  interest  and repay  principal  although  more  susceptible  to  changes in circumstances;  BBB--regarded as having an adequate capacity to pay interest and repay  principal;  BB,  B,  CCC,  CC--regarded,  on  balance,  as  predominantly speculative  with  respect to capacity to pay  interest  and repay  principal in accordance with the terms of the  obligation.  BB indicates the lowest degree of speculation  and CC the  highest  degree of  speculation.  While  such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse  conditions;  C--reserved for income bonds on which no interest is being paid; D--in default,  and payment of interest and/or repayment of principal is in arrears.

                                       64

Additional  information about the Funds'  investments is available in the Funds'
annual  and  semiannual  reports  to  shareholders.  In the  Funds'  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Funds' performance during the period covered  by the  report.  You can find more  information  about the Funds in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI, or, if you have any questions  about  investing in these
Funds, you can write us at 2005 Market Street,  Philadelphia,  PA 19103-7094, or
call toll-free 800 523-1918. The Funds' SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Funds' internet Web site  (www.delawareinvestments.com).  You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about each Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information  about the Funds,  including their SAI, can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can get
information on the Public Reference Room by calling the SEC at 202 942-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder  Service Center Monday to Friday,  8 a.m. to 7 p.m. Eastern
Time:

o    For fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

Investment Company Act file number: 811-6324

                                       65

                                                   CUSIP          NASDAQ
Delaware International Value Equity Fund
Class A                                          245914106        DEGIX
Class B                                          245914700        DEIEX
Class C                                          245914858        DEGCX
Class R                                          245914577        DIVRX
Delaware Emerging Markets Fund
Class A                                          245914841        DEMAX
Class B                                          245914833        DEMBX
Class C                                          245914825        DEMCX
Delaware Global Value Fund
Class A                                          245914718        DABAX
Class B                                          245914692        DABBX
Class C                                          245914684        DABCX

PR-034 [--] IVES 2/06
(J8925)

                                       66

                           [DELAWARE INVESTMENTS LOGO]

                    Delaware International Value Equity Fund
                         Delaware Emerging Markets Fund
                           Delaware Global Value Fund
             (Formerly Delaware International Small Cap Value Fund)

                               Institutional Class

                                   Prospectus
                                 March 30, 2006

                                  International

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
       SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS, AND ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profiles                                         page      3
Delaware International Value Equity Fund                        3
Delaware Emerging Markets Fund                                  7
Delaware Global Value Fund                                     11

How the Funds are managed                             page     16
Investment strategies                                          16
The securities we typically invest in                          19
The risks of investing in the Funds                            22
Disclosure of portfolio holdings information                   27

Who manages the Funds                                 page     28
Investment manager                                             28
Portfolio managers                                             28
Who's who?                                                     31

About your account                                    page     32
Investing in the Funds                                         32
How to buy shares                                              33
Fair valuation                                                 33
Document delivery                                              34
How to redeem shares                                           34
Account minimum                                                35
Frequent trading of Fund shares                                35
Dividends, distributions and taxes                             36
                                                      page     38
Certain management considerations                              40

Financial highlights                                  page     44

Glossary                                              page

                                                                               2

Profile: Delaware International Value Equity Fund

What is the Fund's goal?
Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to principal.  Although the Fund will strive to meet its goal,  there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests  primarily in equity  securities that provide the potential for capital  appreciation  and income.  At least 65% of the Fund's total assets will invest in equity  securities  of issuers  from foreign  countries.  An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its  operating  income.
The Fund may invest more than 25% of the its total assets in the  securities  of issuers located in the same country.

Under normal  circumstances,  the Fund will invest at least 80% of its assets in equity securities (the "80% policy").

In selecting investments for the Fund,

o    The Fund's  portfolio  managers  strive to identify well managed  companies that are undervalued based on such factors as assets,  earnings,  dividends or growth potential.
o    In order to compare the value of  different  stocks,  the Fund's  portfolio managers  consider  whether the future dividends on a stock are expected to increase faster than,  slower than, or in line with the level of inflation.
     The Fund's  portfolio  managers  then estimate what they think the value of those  anticipated  future dividends would be worth if those dividends were being paid today. The Fund's portfolio  managers believe this gives them an estimate of the stock's  true value.  The Fund's  portfolio  managers  also evaluate other value characteristics,  such as relative  price-to-earnings, book-to-price, and cash flow-to-price ratios.
o    The Fund's portfolio  managers  generally prefer to purchase  securities in countries  where the currency is  undervalued  or  fair-valued  compared to other  countries  because they believe these  securities  may offer greater return  potential.  The Fund's  portfolio  managers  attempt  to  determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services  in another  country.  When the  dollar  buys  less,  the  foreign currency  may be  overvalued,  and when the dollar  buys more,  the foreign currency may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in stock prices, which can be caused by a drop in foreign stock markets or poor  performance  in  specific  industries  or  companies.  Because the Fund
invests  in   international   securities  in  both  established  and  developing
countries,  it will be affected by  international  investment  risks  related to currency valuations, political instability,  economic instability, and generally more lax accounting and regulatory standards.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 23.

The  Fund's  80%  policy  described  above may be  changed  without  shareholder approval. However,  shareholders would be given at least 60 days notice prior to any such change.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the fund
o    Investors with long-term financial goals.
o    Investors seeking exposure to foreign investments.
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political and economic risks.

Who should not invest in the fund
o    Investors with short-term financial goals.
o    Investors seeking an investment in domestic securities.

                                                                               3

o    Investors  unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                                                               4

How has Delaware International Value Equity Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past ten calendar  years,  as well as the average annual returns of the Institutional Class shares for one-year,  five-year and ten-year periods.
The Fund's past  performance  (before  and after  taxes) is not  necessarily  an indication  of how it will perform in the future.  The returns  reflect  expense caps in effect  during these  periods.  The returns  would be lower  without the caps. There is no longer a cap in place for this Fund.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

--------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
    1996      1997      1998      1999      2000      2001      2002      2003      2004      2005
--------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
  20.61%     4.61%     9.35%    14.04%    -0.86%   -12.54%   -10.47%    40.37%    20.62%    12.19%
--------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 22.04% for the quarter ended June 30, 2003 and its lowest quarterly return was -19.24% for the quarter ended September 30, 2002.

Average annual returns for periods ending 12/31/05

------------------------------------------- ----------- ----------- -----------
                                                1 year     5 years    10 years
------------------------------------------- ----------- ----------- -----------
Return before taxes                             12.19%       8.27%       8.78%
------------------------------------------- ----------- ----------- -----------
Return after taxes on distributions             10.58%       7.52%       7.60%
------------------------------------------- ----------- ----------- -----------
Return after taxes on distributions
  and sale of Fund shares                        8.78%       6.89%       7.15%
------------------------------------------- ----------- ----------- -----------
Morgan Stanley Capital International
  (MSCI) EAFE(R)(Europe, Australasia,
  Far East) Index  (reflects no deduction
  for fees, expenses or taxes)                  14.02%       4.94%       6.18%
------------------------------------------- ----------- ----------- -----------

The Fund's returns above are compared to the performance of the MSCI EAFE Index.
You should  remember that,  unlike the Fund, the index is unmanaged and does not reflect  the  actual  costs of  operating  a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the periods  presented  and do not reflect the impact of state and local  taxes.
The  after-tax  rate used is based on the  current tax  characterization  of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different  than the final tax  characterization  of such  elements.  Past performance, both before and after taxes, is not a guarantee of future results.

                                                                               5

What are Delaware International Value Equity Fund's fees and expenses?

----------------------- ------------------------------------------ --------
You do not pay sales    Maximum sales charge (load) imposed on        none
charges directly from   purchases as a percentage of offering
your investments when   price
you buy or sell
shares of the
Institutional Class.
                        ------------------------------------------ --------
                        Maximum contingent deferred sales charge      none
                        (load) as a percentage of original
                        purchase price or redemption price,
                        whichever is lower
                        ------------------------------------------ --------
                        Maximum sales charge (load) imposed on        none
                        reinvested dividends
                        ------------------------------------------ --------
                        Redemption fees                               none
                        ------------------------------------------ --------
                        Exchange fees(1)                              none
                        ------------------------------------------ --------

----------------------- ------------------------------------------ --------
Annual fund operating   Management fees                              0.83%
expenses are deducted
from the Fund's
assets.
                        ------------------------------------------ --------
                        Distribution and service (12b-1) fees         none
                        ------------------------------------------ --------
                        Other expenses                               0.35%
                        ------------------------------------------ --------
                        Total operating expenses                     1.18%
----------------------- ------------------------------------------ --------

----------------------- ------------------------------------------ --------
This example is         1 year                                        $120
intended to help you    ------------------------------------------ --------
compare the cost of     3 years                                       $375
investing in the Fund   ------------------------------------------ --------
to the cost of          5 years                                       $649
investing in other      ------------------------------------------ --------
mutual funds with       10 years                                    $1,432
similar investment      ------------------------------------------ --------
objectives.  We show
the cumulative amount
of Fund expenses on a
hypothetical
investment of $10,000
with an annual 5%
return over the time
shown.(2)  The
example assumes that
the Fund's total
operating expenses
remain unchanged in
each of the periods
shown. This is an
example only, and
does not represent
future expenses,
which may be greater
or less than those
shown here.
----------------------- ------------------------------------------ --------

(1)  Exchanges  are subject to the  requirements  of each  Delaware  Investments
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                                                               6

Profile: Delaware Emerging Markets Fund
The Fund is closed to all new investors.  Existing  shareholders will be able to continue to add to their  existing  accounts  through new  purchases,  including purchases through reinvestment of dividends or capital gains distributions,  and exchanges.  In  addition,  existing  retirement  plans  will  be able to add new participants  and  existing  participants  in such  plans will be able to add to their  accounts.  However,  if you sell all the  shares  in your  account,  your account will be closed and you will not be able to buy additional Fund shares or to reopen your account. The Fund reserves the right to modify this policy at any time.

What is the Fund's goal?
Delaware  Emerging Markets Fund seeks long-term capital  appreciation.  Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in equity securities of issuers from emerging foreign countries.  Under  normal  market  conditions,  at least 65% of the Fund's total assets will be invested in equity  securities  of issuers from  countries  whose economies are considered to be emerging or developing.

The Fund may invest up to 35% of the its net assets in  fixed-income  securities issued by  companies  in emerging  countries  or by foreign  governments,  their agents,  instrumentalities  or political  sub-divisions.  The Fund may invest in fixed-income  securities  that are  denominated  in the  currencies  of emerging market  countries.  All of  these  may be  high-yield,  high  risk  fixed-income securities.  The Fund  may  invest  more  than 25% of its  total  assets  in the securities of issuers located in the same country.

Under  normal  circumstances,  at least 80% of the Fund's net assets  will be in investments of emerging market issuers (the "80% policy"). The Fund's 80% policy may be changed without  shareholder  approval.  However,  shareholders  would be given at least 60 days notice prior to any such change.

In selecting investments for the Fund,

o    The Fund's  portfolio  managers  strive to identify well managed  companies that are undervalued based on such factors as assets,  earnings,  dividends or growth potential.
o    In order to compare the value of different  stocks, we consider whether the future  dividends on a stock are expected to increase  faster than,  slower than, or in line with the level of inflation. The Fund's portfolio managers then  estimate  what  they  think  the  value of those  anticipated  future dividends  would be worth if those  dividends  were being paid  today.  The
     Fund's  portfolio  managers  believe  this  gives them an  estimate  of the stock's  true  value.  Because  the  Fund  invests  primarily  in  emerging countries, there may be less information available for the Fund's portfolio managers  to use in  making  this  analysis  than  is  available  for  more developed countries.
o    Currency  analysis is an  important  part of the  valuation  exercise.  The
     Fund's  portfolio  managers  attempt  to  determine  whether  a  particular currency is overvalued or  undervalued by comparing the amount of goods and services  that a dollar  will buy in the  United  States  to the  amount of foreign  currency  required to buy the same amount of goods and services in another  country.  When the dollar buys less,  the foreign  currency may be overvalued,  and when the dollar  buys more,  the foreign  currency  may be undervalued.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in  the  Fund's  portfolio.  These  fluctuations  can be  even  more pronounced  for funds like  Delaware  Emerging  Markets  Fund,  which invests in emerging  countries.  This Fund will be affected  primarily by declines in stock prices,  which  can be  caused  by a drop  in  foreign  stock  markets  or  poor performance  in  specific  industries  or  companies.  The  value of the  Fund's investments and, therefore,  the price of the Fund's shares may be more volatile than  investments  in more  developed  markets.  Because  the  Fund  invests  in international  securities it will be affected by international  investment risks related to currency valuations, political instability,  economic instability, or generally more lax accounting and regulatory standards.

High-yield,  risk foreign  fixed-income  securities  are subject to  substantial risks,  particularly  during  periods of economic  downturns or rising  interest rates.

The Fund is considered "non-diversified" under federal laws that regulate mutual funds.  This  means  that  the  Fund  may  allocate  more of its net  assets  to investments in single securities than a "diversified" fund. Thus, all else being

                                                                               7

equal,  adverse  effects on a single security may affect a larger portion of the
Fund's overall assets and subject the Fund to greater risks.

For a more complete  discussion  of risk,  please see "The risks of investing in the Funds" on page 23.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the fund
o    Investors with long-term financial goals.
o    Investors seeking for exposure to foreign investments.
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political and economic risks.

Who should not invest in the fund
o    Investors with short-term financial goals.
o    Investors seeking an investment in domestic securities.
o    Investors  unwilling to accept the additional risks associated with foreign investment, such as currency, political and economic risks.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                                                               8

How has Delaware Emerging Markets Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past nine calendar  years, as well as the average annual returns for the one-year,  five-year and lifetime  periods.  The Fund's past performance
(before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns  reflect  expense caps in effect during the periods.
The returns would be lower without the expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

--------- --------- --------- --------- --------- --------- --------- --------- ---------
    1997      1998      1999      2000      2001      2002      2003      2004      2005
--------- --------- --------- --------- --------- --------- --------- --------- ---------
   1.58%   -36.19%    55.16%   -24.18%     5.28%     3.79%    64.79%    32.68%    26.65%
--------- --------- --------- --------- --------- --------- --------- --------- ---------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 25.48% for the quarter ended June 30, 1999 and its lowest quarterly return was -25.98% for the quarter ended June 30, 1998.

Average annual returns for periods ending 12/31/05

----------------------------------------- ----------- ----------- ------------
                                              1 year      5 years     Lifetime
                                                                    (inception
                                                                      6/10/96)
----------------------------------------- ----------- ----------- ------------
Return before taxes                           26.65%       24.79%        9.31%
----------------------------------------- ----------- ----------- ------------
Return after taxes on distributions           24.47%       23.74%        8.34%
----------------------------------------- ----------- ----------- ------------
Return after taxes on distributions and       18.00%       21.57%        7.62%
sale of Fund shares
----------------------------------------- ----------- ----------- ------------
MSCI Emerging Markets Index(SM) (reflects
no deduction for fees, expenses or taxes)     34.54%       19.44%       6.23%*
----------------------------------------- ----------- ----------- ------------

The Fund's  returns above are compared to the  performance  of the MSCI Emerging
Markets Index. You should remember that, unlike the Fund, the index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    The MSCI Emerging  Markets Index reports  returns on a monthly basis.  This figure reflects the return from June 30, 1996 through December 31, 2005.

                                                                               9

What are Delaware Emerging Markets Fund's fees and expenses?

--------------------- ------------------------------------- -----------
You do not pay        Maximum sales charge (load) imposed         none
sales charges         on purchases as a percentage of
directly from your    offering price
investments when
you buy or sell
shares of the
Institutional Class.
                      ------------------------------------- -----------
                      Maximum contingent deferred sales           none
                      charge (load) as a percentage of
                      original purchase price or
                      redemption price, whichever is lower
                      ------------------------------------- -----------
                      Maximum sales charge (load) imposed         none
                      on reinvested dividends
                      ------------------------------------- -----------
                      Redemption fees                             none
                      ------------------------------------- -----------
                      Exchange fees(1)                            none
--------------------- ------------------------------------- -----------

--------------------- ------------------------------------- -----------
Annual fund           Management fees                            1.23%
operating expenses
are deducted from
the Fund's assets.
                      ------------------------------------- -----------
                      Distribution and service (12b-1)            none
                      fees
                      ------------------------------------- -----------
                      Other expenses                             0.49%
                      ------------------------------------- -----------
                      Total annual fund operating expenses       1.72%
--------------------- ------------------------------------- -----------

--------------------- ------------------------------------- -----------
This example is       1 year                                      $175
intended to help      ------------------------------------- -----------
you compare the       3 years                                     $542
cost of investing     ------------------------------------- -----------
in the Fund to the    5 years                                     $933
cost of investing     ------------------------------------- -----------
in other mutual       10 years                                  $2,030
funds with similar    ------------------------------------- -----------
investment
objectives. We show
the cumulative
amount of Fund
expenses on a
hypothetical
investment of
$10,000 with an
annual 5% return
over the time
shown.(2) The
example assumes
that the Fund's
total operating
expenses remain
unchanged in each
of the periods
shown.  This is an
example only, and
does not represent
future expenses,
which may be
greater or less
than those shown
here.
--------------------- ------------------------------------- -----------

(1)  Exchanges  are subject to the  requirements  of each  Delaware  Investments
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                                                              10

Profile: Delaware Global Value Fund

What is the Fund's goal?
Delaware Global Value Fund seeks long-term  capital  appreciation.  Although the
Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
Delaware Global Value Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging countries.  Under normal circumstances,  at least 65%
of the Fund's  total  assets will be invested  in equity  securities  of issuers located  throughout the world,  including the United States. The Fund may invest in companies across all market capitalizations, although the Fund will typically invest in mid- and  large-cap  equity  securities.  More than 25% of the  Fund's total assets may be invested in the  securities  of issuers  located in the same country; however, the Fund will limit investments in emerging markets securities to 10% of the Fund's net assets.  To determine  how much of the Fund's assets to allocate to international  stocks and how much to allocate to U.S.  stocks,  the
Fund's  portfolio  management  teams compare the potential  return of each asset class in the context of their  expectations  for inflation,  economic growth and political stability in various regions around the world.

In selecting non-U.S. investments for the Fund,

o    Fundamental  research  and  analysis  are the  driving  forces  behind each security chosen by the portfolio  management  team.  Security  selection is based on relative value comparisons,  applying the team's  understanding of industry cycles,  global competitors,  and company specific variables.  The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.
o    The portfolio  management team places great emphasis on those securities it believes can offer the best long-term  appreciation  within a three to five year  horizon.  The team  constructs  a portfolio of 45 to 55 holdings on a stock-by-stock  basis,  and the  holdings  are  diversified  across  market capitalization, geography, and economic sector.

In selecting U.S. investments for the Fund,

o    The Delaware Large Cap Value Focus Team selects  securities it believes are undervalued in relation to their  intrinsic  value.  The Delaware Large Cap
     Value Focus Team  evaluates  securities by  considering  multiple  factors, including earnings, cash flow potential,  the asset value of an issuer and, in certain cases, a company's plans for future operations.
o    Using  a  value-oriented  investment  philosophy  and a  research-intensive approach, the Delaware Large Cap Value Focus Team invests primarily in mid-
     to large-capitalization  companies which it believes have long-term capital appreciation potential.  When selecting securities,  the Delaware Large Cap
     Value Focus Team considers  estimated  present or future  values,  earnings growth  prospects,  expected  return  on equity  and  dividend  yield,  the financial condition of the issuer and other qualitative factors.

The Fund may  invest  up to 35% of its net  assets in  fixed-income  securities, including up to 15% of its net assets in  high-yield,  high-risk  foreign  fixed income securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by declines in stock  prices,  which can be caused by a drop in the stock market or poor  performance in specific  industries or companies,  and changes in currency exchange rates. To the extent the Fund invests in  fixed-income  securities,  it may also be affected by changes in U.S. and foreign interest rates.  Investments in  small-  and  mid-capitalization  securities  tend to be more  volatile  than
investments  in  larger  capitalization   securities.   Investments  in  foreign
securities,  whether equity or  fixed-income,  involve  special risks  including those related to currency  fluctuations,  as well as to political,  economic and social  situations  different from, and potentially more volatile than, those in the U.S. In addition,  the accounting,  tax and financial reporting standards of foreign  countries are different from and may be less reliable or  comprehensive than those relating to U.S. issuers. Investments in emerging markets may present greater risks than investing in more  developed  countries,  including  risks of appropriation,  adverse  changes  in  tax  regulations  and

                                                                              11

currency controls.  High-yield,  high risk fixed-income securities that the Fund may invest in are subject to substantial risks,  particularly  during periods of economic downturns or rising interest rates.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 23.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the fund
o    Investors with long-term financial goals.
o    Investors seeking exposure to foreign investments.
o    Investors  willing to accept the risks  involved with foreign  investments, which are not  ordinarily  associated  with domestic  investments,  such as currency, political and economic risks.

Who should not invest in the fund
o    Investors with short-term financial goals.
o    Investors seeking an investment primarily in domestic equity securities.
o    Investors  unwilling to accept the additional risks associated with foreign investment,  including risks associated with investing in emerging markets, such as currency, political and economic risks.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                                                              12

How has Delaware Global Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how the annual returns for the Fund's  Institutional  Class shares have varied for the past eight  calendar  years,  as well as the average  annual returns of the Institutional  Class Shares for one-year,  five-year and lifetime periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect expense caps in effect  during these  periods.  The returns  would be lower  without the expense  caps.  Please see the footnotes on page 15 for  additional  information about the expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)*

--------- --------- --------- --------- --------- --------- --------- ---------
    1998      1999      2000      2001      2002      2003      2004      2005
--------- --------- --------- --------- --------- --------- --------- ---------
   5.83%    23.20%    -2.66%    -5.98%   -13.06%    47.18%    26.37%    13.55%
--------- --------- --------- --------- --------- --------- --------- ---------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly return was 22.35% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.58% for the quarter ended September 30, 2002.

*    On December 15, 2005, the Fund's Board of Trustees  approved changes to the
     Fund's investment strategy.  These changes, which became effective on March
     30, 2006,  allow the Fund to invest a significant  portion of its assets in
     U.S.  equity  securities and also allow the Fund to invest in securities of issuers of all sizes,  thereby  eliminating  the Fund's  prior focus on the securities of small capitalization issuers. Accordingly, the Fund no longer invests  at  least  80% of  its  net  assets  in the  securities  of  small capitalization  issuers.  Prior to March 30, 2006, the Fund was sub-advised by Mondrian Investment Partners Limited. Since March 30, 2006, the Fund has
     been  managed by portfolio  management  teams  within  Delaware  Management
     Company. The historical returns [do not] reflect these changes.

     In connection with the investment strategy changes noted above, the maximum annual  investment  advisory  fee with respect to the Fund was reduced from
     1.25% to 0.85% effective  March 30, 2006. In addition,  effective March 30,
     2006,  the name of the Fund was changed from Delaware  International  Small
     Cap Value Fund to Delaware  Global Value Fund. The use of the term "global"
     in the Fund's name  indicates  that the Fund  invests in both  domestic and foreign  securities,  as opposed  to an  "international"  fund that  invest primarily  in foreign  securities.  The  historical  returns do not reflect these changes.

Average annual returns for periods ending 12/31/05

---------------------------------------- ----------- ----------- -------------
                                            1 year     5 years      Lifetime
                                                                  (inception
                                                                   12/19/97)
---------------------------------------- ----------- ----------- -------------
Return before taxes                         13.55%      11.54%        10.38%
---------------------------------------- ----------- ----------- -------------
Return after taxes on
  distributions                             10.66%      10.48%         8.58%
---------------------------------------- ----------- ----------- -------------
Return after taxes on distributions
  and sale of Fund shares                   11.18%       9.75%         8.21%
---------------------------------------- ----------- ----------- -------------
MSCI EAFE(R)Index (Europe, Australasia,
  Far East  (reflects no deduction
  for fees, expenses or taxes)              14.02%       4.94%         6.68%*
---------------------------------------- ----------- ----------- -------------
Citigroup World ex-U.S. EMI (Extended
  Market Index)
  (reflects no deduction for fees,
   expenses or taxes)                       22.09%      13.56%        11.25%*
---------------------------------------- ----------- ----------- -------------
MSCI ACWI (All Country World Index)         11.37%       3.41%         5.84%*
  Index(SM)**  (reflects no deduction
   for fees, expenses or taxes)
---------------------------------------- ----------- ----------- -------------

The Fund's returns above are compared to the performance of the MSCI EAFE Index, the  Citigroup  World ex-U.S.  EMI Index and the MSCI ACWI Index.  The MSCI EAFE
Index consists primarily of larger stocks from developed foreign countries.  The
Citigroup  World ex-U.S.  EMI Index  consists  primarily of smaller  stocks from developed  foreign  countries.  The  MSCI  ACWI  Index  measures  equity  market performance in the global,  developed and emerging markets.  You should remember that,  unlike the Fund,  each index is unmanaged and does not reflect the actual costs of  operating  a mutual  fund,  such as the costs of buying,  selling  and holding securities.

                                                                              13

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    The Indexes all report  returns on a monthly basis.  These figures  reflect the return from December 31, 1997 through December 31, 2005.

**   The MSCI ACWI  Index is  replacing  the MSCI EAFE  Index and the  Citigroup
     World ex-U.S. EMI Index as the Fund's benchmark. As a result of the changes in the Fund's  investment  strategy,  as discussed  above,  the  investment manager believes the composition of the MSCI ACWI Index better reflects the
     Fund's investments. The MSCI EAFE Index and the Citigroup World ex-U.S. EMI
     Index may be excluded from this comparison in the future.

                                                                              14

What are Delaware Global Value Fund's fees and expenses?

----------------------------- --------------------------------------- ---------
You do not pay sales          Maximum sales charge (load) imposed on      none
charges directly from your    purchases as a percentage of offering
investments when you buy or   price
sell shares of the
Institutional Class.
                              --------------------------------------- ---------
                              Maximum contingent deferred sales           none
                              charge (load) as a percentage of
                              original purchase price or redemption
                              price, whichever is lower
                              --------------------------------------- ---------
                              Maximum sales charge (load) imposed on      none
                              reinvested dividends
                              --------------------------------------- ---------
                              Redemption fees                             none
                              --------------------------------------- ---------
                              Exchange fees(1)                            none
----------------------------- --------------------------------------- ---------

----------------------------- --------------------------------------- ---------
Annual fund operating         Management fees(2)                         0.85%
expenses are deducted from
the Fund's assets.
                              --------------------------------------- ---------
                              Distribution and service (12b-1) fees       none
                              --------------------------------------- ---------
                              Other expenses                             0.58%
                              --------------------------------------- ---------
                              Total annual fund operating expenses       1.43%
                              --------------------------------------- ---------
                              Fee waivers and payments(3)               (0.23%)
                              --------------------------------------- ---------
                              Net expenses                               1.20%
----------------------------- --------------------------------------- ---------

----------------------------- --------------------------------------- ---------
This example is intended to   1 year                                      $122
help you compare the cost     --------------------------------------- ---------
of investing in the Fund to   3 years                                     $430
the cost of investing in      --------------------------------------- ---------
other mutual funds with       5 years                                     $760
similar investment            --------------------------------------- ---------
objectives. We show the       10 years                                  $1,693
cumulative amount of Fund     --------------------------------------- ---------
expenses on a hypothetical
investment of $10,000 with
an annual 5% return over
the time shown.(4)   This
example assumes that the
Fund's total operating
expenses remain unchanged
in each of the periods
shown.  This is an example
only, and does not
represent future expenses,
which may be greater or
less than those shown here.

----------------------------- --------------------------------------- ---------

(1)  Exchanges  are subject to the  requirements  of each  Delaware  Investments
     Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2)  Management  fees have been restated in the current fiscal period due to the change in investment strategy.
(3)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  March 30,  2007,  in order to  prevent  total  operating  expenses
     (excluding any taxes, interest,  brokerage fees,  extraordinary expense and certain insurance costs) from exceeding 1.20% of average daily net assets.
(4)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                                                              15

How the Funds are managed

The  Funds'  portfolio  managers  take  a  disciplined  approach  to  investing, combining  investment  strategies and risk  management  techniques that can help shareholders meet their goals.

Investment strategies
The Fund's portfolio managers research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that they think are the best  investments  for a particular  Fund.  The following are descriptions of how the portfolio managers pursue the Funds' investment goals.

Each Fund's  investment  objective is  non-fundamental.  This means the Board of
Trustees may change the objective without obtaining  shareholder approval. If an objective  were changed,  the Fund would notify  shareholders  before the change became effective.

Delaware International Value Equity Fund
Delaware  International  Value Equity Fund seeks long-term  growth without undue risk to principal.  The Fund's  portfolio  management team invests  primarily in equity  securities,  including  common or  ordinary  stocks,  which  provide the potential  for capital  appreciation.  The Fund's  portfolio  management  team's strategy  would commonly be described as a value  strategy.  That is, the Fund's portfolio  management  team strives to purchase stocks that are selling for less than what they believe their value is. In order to determine what they believe a security's  value is, they  evaluate its future  income  potential,  taking into account the impact both currency  fluctuations  and inflation might have on that income stream. The Fund's portfolio managers then analyze what that income would be worth if paid today.  That helps them decide what they think the  security is worth today. The Fund's portfolio  managers then compare their  determination of the security's value to its current price to determine if it is a good value.

The Fund's  portfolio  managers use income as an indicator of value because they believe it allows  them to  compare  securities  across  different  sectors  and different countries - all using one measurement  standard.  The Fund's portfolio managers  can even use this  analysis  to  compare  stocks to bonds.  The Fund's portfolio managers also evaluate other traditional value characteristics.

The Fund's  portfolio  management  team may purchase  securities  in any foreign country, developed or emerging; however, the portfolio management team currently anticipates  investing in Australia,  Belgium,  Finland,  France,  Germany, Hong
Kong,  Italy,  Japan,  Korea, the  Netherlands,  New Zealand,  Singapore,  South
Africa, Spain, Taiwan and the United Kingdom. This is a representative list; the
Fund may also invest in countries not listed here.

The Fund's  portfolio  management team generally  maintains a long-term focus in the Fund,  seeking  companies  that it believes  will perform well over the next three to five years.

Delaware Emerging Markets Fund
Delaware  Emerging Markets Fund seeks long-term capital  appreciation.  The Fund may invest in a broad range of equity  securities,  including common or ordinary stocks. Our primary emphasis will be on the stocks of companies considered to be from an emerging country.

The Fund's portfolio  managers consider an "emerging  country" to be any country that is:

o    generally  recognized  to be an  emerging  or  developing  country  by  the international  financial  community,  including  the  World  Bank  and  the
     International Finance Corporation;
o    classified by the United Nations as developing; or
o    included in the International  Finance Corporation Free Index or the Morgan
     Stanley Capital International Emerging Markets Index.

                                                                              16

Developing or emerging countries include almost every nation in the world except the United  States,  Canada,  Japan,  Australia,  New Zealand  and most  nations located in Western and Northern Europe.  A representative  list of the countries where we may invest includes:  Argentina,  Brazil, Chile, China, Croatia,  Czech
Republic, Egypt, Estonia, Hungary, India, Indonesia,  Israel, Malaysia,  Mexico,
Panama,  Poland,  Republic of Korea, Russia, South Africa,  Taiwan and Thailand.
The Fund's  portfolio  managers may invest in other  countries,  particularly as markets in other emerging countries develop.

In deciding whether a company is from an emerging country,  the Fund's portfolio
managers  evaluate  publicly  available   information  and  question  individual
companies to determine if the company meets one of the following criteria:

o    the principal  trading market for the company's  securities is in a country that is emerging;
o    the company  generates 50% or more of its annual revenue from operations in emerging countries,  even though the company's  securities are traded in an established market or in a combination of emerging and established markets;
     or
o    the company is organized  under the laws of an emerging  market country and has a principal office in an emerging country.

Currently,  investing in many emerging  countries is not feasible or may involve
significant   political  risks.  The  Fund's  portfolio   managers  focus  their
investments  in emerging  countries  where they  consider  the  economies  to be developing  strongly and where the markets are becoming more  sophisticated.  In deciding  where to  invest,  the  Fund's  portfolio  managers  place  particular emphasis  on factors  such as  economic  conditions  (including  growth  trends,
inflation  rates  and  trade  balances),   regulatory  and  currency   controls,
accounting  standards and political and social conditions.  The Fund's portfolio managers believe investment  opportunities may result from an evolving long-term trend favoring market-oriented  economies, a trend that may particularly benefit countries having developing markets.

When the Fund's portfolio managers evaluate individual  companies they strive to apply a value-oriented selection process, that is, the Fund's portfolio managers strive to purchase stocks that are selling for less than what they believe their value is. In order to determine  what they  believe a security's  value is, they evaluate  its future  income  potential,  taking  into  account  the impact both currency fluctuations and inflation might have on that income stream. The Fund's portfolio  managers  then analyze what that income would be worth if paid today.
That helps them decide what they think the security is worth  today.  The Fund's portfolio  managers then compare their  determination of the security's value to its  current  price to  determine  if it is a good value.  The Fund's  portfolio managers use income as an indicator of value because they believe it allows them to compare securities across different sectors and different countries-all using one  measurement  standard.  The  Fund's  portfolio  managers  can even use this analysis to compare stocks to bonds. The Fund's portfolio managers also evaluate other  traditional value  characteristics.  However,  in emerging markets,  more emphasis needs to be placed on the manager's assessment of the company's risk of missing our forecast.  Risk adjusted  return  forecasts are therefore of crucial importance in constructing the portfolio.

The Fund may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities. This typically includes so-called Brady Bonds.

Delaware Global Value Fund
The equity  securities in which the Fund may invest  include  common or ordinary stocks,  preferred  stocks,  rights or warrants  to purchase  common or ordinary stocks and securities  convertible into common or ordinary stocks.  The Fund may also invest in foreign  companies  through  sponsored or unsponsored  Depositary
Receipts,  which  are  receipts  typically  issued  by a bank or  trust  company evidencing  ownership of underlying  securities issued by a foreign company. The
Fund may  invest in  securities  issued  in any  currency  and may hold  foreign currency.

When selecting equity securities of non-U.S.  companies for the Fund, Delaware's
International Equity Team seeks to identify undervalued  securities by employing
relative  value   comparisons  of  industry  cycles,   global   competitors  and
company-specific  financial  variables.  The  multi-step  process  used  by  the
International  Equity Team blends the latest  research  software  tools and data with traditional  fundamental analysis,  experienced judgment and patience.  The
International Team may also invest in small-cap issues from time to time.

When  selecting  equity  securities of U.S.  companies for the Fund,  Delaware's
Large Cap Value Focus Team will follow a value-oriented investment philosophy in selecting stocks for the Fund using a research-intensive approach that considers factors such as:

                                                                              17

o    Security prices that reflect a market  valuation that is judged to be below the estimated present or future value of the company;
o    Favorable earnings growth prospects;
o    Expected above-average return on equity and dividend yield;
o    The financial condition of the issuer; and
o    Various qualitative factors.

While  the  Fund may  purchase  securities  in any  foreign  country,  including developed, developing, or emerging market countries, it is currently anticipated that the countries in which the Fund may invest will include, but not be limited to, Australia,  Finland,  France, Germany, Hong Kong, Hong Kong/China,  Ireland,
Italy, Japan, the Netherlands,  New Zealand,  Singapore,  Spain, Sweden,  United
States and the United Kingdom. With respect to certain countries, investments by an  investment  company  may  only be made  through  investments  in  closed-end investment  companies that in turn are authorized to invest in the securities of such countries.

The Fund may also invest in  convertible  preferred  stocks that offer  enhanced yield  features,  such as preferred  equity  redemption  cumulative  stock,  and certain other non-traditional equity securities.

The Fund may invest up to 35% of its net assets in U.S. and foreign fixed-income securities,  including  those issued by emerging  country  companies and foreign governments, their agencies,  instrumentalities or political subdivisions. Up to
15% of these fixed-income  securities may be high-yield,  high risk fixed-income securities (commonly known as junk bonds) rated lower than BBB by S&P and Baa by
Moody's or, if unrated, are considered by the Fund's portfolio managers to be of equivalent  quality and which present special  investment risks. See High-yield, high risk securities.

                                                                              18

The securities the Fund's we typically invest in
Stocks offer  investors  the  potential  for capital  appreciation,  and may pay dividends  as well.  Fixed-income  securities  offer the  potential  for greater
income  payments  than  stocks,  and  also  may  provide  capital   appreciation
potential.  The table below provides a brief  description of the securities that the Funds may invest in. The Funds  holdings will  generally be denominated in a foreign currency.  Please see the Statement of Additional  Information (SAI) for
additional descriptions of these as well as other investments.

--------------------------- ----------------------------------------------------------------------
        Securities                                 How the Funds use them
--------------------------- ---------------------------- ------------------------ ----------------
                                     Delaware                                        Delaware
                                International Value             Delaware           Global Value
                                    Equity Fund           Emerging Markets Fund        Fund
--------------------------- ---------------------------- ------------------------ ----------------
Common or ordinary          The Funds will generally invest their assets in common or ordinary
stocks: Securities that     stocks, some of which may be dividend-paying stocks.
represent shares of
ownership in a
corporation.
Stockholders participate
in the corporation's
profits and losses
proportionate to the
number of shares they
own.

--------------------------- ----------------------------------------------------------------------
American Depositary         Each Fund may invest in sponsored and unsponsored ADRs, EDRs and
Receipts (ADRs), European   GDRs, generally focusing on those whose underlying securities are
Depositary Receipts         issued by foreign entities.  Sponsored depositary receipts are
(EDRs), and Global          issued jointly by the issuer of the underlying security and the
Depositary Receipts         depositary, and unsponsored depositary receipts are issued by the
(GDRs):  ADRs are           depositary without the participation of the issuer of the underlying
receipts issued by a U.S.   security.
depositary (usually a
U.S. bank) and EDRs and     To determine whether to purchase a security in a foreign market or
GDRs are receipts issued    through a depositary receipt, the Funds' portfolio managers evaluate
by a depositary outside     the price levels, the transaction costs, taxes and administrative
of the U.S. (usually a      costs or other relevant factors involved with each security to try
non-U.S. bank or trust      to identify the most efficient choice.
company or a foreign
branch of a U.S. bank).
Depositary receipts
represent an ownership
interest in an underlying
security that is held by
the depositary.
Generally, the underlying
security represented by
an ADR is issued by a
foreign issuer and the
underlying security
represented by an EDR or
GDR may be issued by a
foreign or U.S. issuer.
Generally, the holder of
the depositary receipt is
entitled to all payments
of interest, dividends or
capital gains that are
made on the underlying
security.

--------------------------- ----------------------------------------------------------------------
Foreign currency            Although the Funds value their assets daily in U.S. dollars, they do
transactions: A forward     not intend to convert their holdings of foreign currencies into U.S.
foreign currency exchange   dollars on a daily basis.  Each Fund will, however, from time to
contract involves an        time, purchase or sell foreign currencies and/or engage in forward
obligation to purchase or   foreign currency exchange transactions.  Each Fund may conduct its
sell a specific currency    foreign currency transactions on a cash basis at the rate prevailing
on a fixed future date at   in the foreign currency exchange market or through a forward foreign
a price that is set at      currency exchange contract or forward contract.
the time of the contract.
The future date may be      A Fund may use forward contracts for defensive hedging purposes to
any number of days from     attempt to protect the value of the Fund's current security or
the date of the contract    currency holdings.  It may also use forward contracts if it has
as agreed by the parties    agreed to sell a security and wants to "lock-in" the price of that
involved.                   security, in terms of U.S. dollars.  Investors should be aware of the costs of currency conversion. The Funds will not use forward contracts for speculative purposes.
--------------------------- ----------------------------------------------------------------------

                                                                              19

--------------------------- ----------------------------------------------------------------------
Investment company          The Funds may hold investment company securities if the Funds'
securities: In some         portfolio managers believe the country offers good investment
countries, investments by   opportunities. Such investment companies may be open-end or
U.S. mutual funds are       closed-end investment companies. These investments involve an
generally made by           indirect payment of a portion of the expenses of the other
purchasing shares of        investment companies, including their advisory fees.
investment companies that
in turn invest in the
securities of such
countries.

--------------------------- ----------------------------------------------------------------------
Restricted securities:      The Funds may invest in privately placed securities, including those
Privately placed            that are eligible for resale only among certain institutional buyers
securities whose resale     without registration, which are commonly known as "Rule 144A
is restricted under U.S.    Securities."  Restricted securities that are determined to be
securities laws.            illiquid may not exceed a Fund's limit on illiquid securities, which is described below.

--------------------------- ---------------------------- -----------------------------------------
Illiquid securities:        The Fund may invest up to    The Fund may invest up to 15% of the
Securities that do not      10% of the Fund's net        Fund's net assets in illiquid
have a ready market, and    assets in illiquid           securities.
cannot be easily sold       securities.
within seven days at
approximately the price
at which a fund has
valued them.

--------------------------- ----------------------------------------------------------------------
Foreign corporate and       The Fund may invest a portion of their assets in foreign, corporate
government bonds: Debt      or government fixed income securities consistent with their
obligations issued by       investment policies (such as market or capitalization), when, in our
foreign corporations,       opinion, they offer attractive opportunities relative to those
foreign governments, or a   available through equity securities.
foreign agency,
instrumentality or          Although not a principal strategy of the Funds, for temporary
political subdivision of    defensive purposes, a Fund may invest all or a substantial portion
such governments.           of its assets in these securities rated AA or better by S&P and Aa or better by Moody's, or if unrated, determined to be of comparable quality.

--------------------------- ---------------------------- ------------------------ ----------------
High-yield, high risk       The Fund does not invest     The Fund may invest up   The Fund may
fixed-income securities:    in these securities.         to 35% of its net        invest up to
Securities that are rated                                assets, in high-yield,   15% of its net
lower than BBB by S&P or                                 high risk foreign        assets in
Baa by Moody's, or if                                    fixed-income             high-yield,
unrated, have equal                                      securities.              high-risk U.S.
quality. These securities                                                         and foreign
may be issued by                                                                  fixed-income
companies, governments,                                                           securities.
or governmental entities
of emerging or developing                                                         The Fund will
countries, which may be                                                           not purchase
less creditworthy. A                                                              securities
primary risk, which may                                                           rated lower
be substantial, is that                                                           than C by S&P
these companies,                                                                  or Ca by
governments, or entities                                                          Moody's or, if
may not be able to make                                                           unrated, are
interest or principal                                                             considered by
payments.  An additional                                                          the Fund's
risk is that the value of                                                         portfolio
these securities may                                                              management
decline significantly.                                                            team to be of
                                                                                  an equivalent
                                                                                  quality to
                                                                                  such ratings.

--------------------------- ----------------------------------------------------------------------
Repurchase agreements: An   Typically, the Funds use repurchase agreements as a short-term
agreement between a buyer   investment for a Fund's cash position. In order to enter into these
of securities, such as a    repurchase agreements, a Fund must have collateral of 102% of the
Fund, and a seller of       repurchase price. The Funds will only enter into repurchase
securities, in which the    agreements in which the collateral is comprised of U.S. government
seller agrees to buy the    securities.
securities back within a
specified time at the
same price the buyer paid
for them, plus an amount
equal to an agreed upon
interest rate. Repurchase
agreements are often
viewed as equivalent to
cash.

--------------------------- ----------------------------------------------------------------------

                                                                              20

--------------------------- ----------------------------------------------------- ----------------
Real Estate Investment      The Funds do not invest in these securities.          The Fund may
Trusts (REITs): REITs are                                                         invest in
pooled investment                                                                 REITs
vehicles which invest                                                             consistent
primarily in                                                                      with its
income-producing real                                                             investment
estate or real estate                                                             objectives and
related loans or                                                                  policies.
interests. REITs are
generally classified as
equity REITs, mortgage
REITs or a combination of
equity and mortgage
REITs. Equity REITs
invest the majority of
their assets directly in
real property and derive
income primarily from the
collection of rents.
Equity REITs can also
realize capital gains by
selling properties that
have appreciated in
value. Mortgage REITs
invest the majority of
their assets in real
estate mortgages and
derive income from the
collection of interest
payments.

--------------------------- ----------------------------------------------------------------------
Other securities: Each      The Funds may invest in preferred stocks, convertible securities,
Fund is permitted to        warrants, futures and options and Delaware Global Value Fund may
invest in other             also enter into put and call options, futures contracts and options
securities than those       on futures contracts and options on foreign currencies.
that are listed here.
More information about
these securities can be
found in the SAI.
--------------------------- ----------------------------------------------------------------------

Borrowing from banks
Each Fund may borrow money from banks as a temporary  measure for  extraordinary or emergency purposes or to facilitate  redemptions.  A Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Fund being unable to meet its investment objective.

Lending securities
Each Fund may lend up to 25% of its  assets to  qualified  brokers,  dealers  or institutional investors for use in their securities transactions. Borrowers of a
Fund's  securities must provide  collateral to the Fund and adjust the amount of collateral  each day to reflect  changes in the value of the loaned  securities.
These transactions may generate additional income for the Funds.

Temporary defensive positions
For temporary defensive purposes, each Fund may each invest in high quality debt instruments issued by the U.S. government, its agencies or instrumentalities, or issued by U.S. companies. To the extent that a Fund holds these instruments, the
Fund may be unable to achieve its investment objective.

Portfolio turnover
We anticipate that the Funds' annual portfolio turnover will not exceed 100%. It is possible,  however,  that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur, for example, if a Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                                                              21

The risks of investing in the Funds
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully  evaluate  the risks.  Because of the nature of the Funds,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the  Funds.  Please see the SAI for further discussion of these risks and other risks not discussed here.

--------------------- -----------------------------------------------------------------------
       Risks                           How the Funds strive to manage them
--------------------- --------------------------- ------------------ ------------------------
                               Delaware                                     Delaware
                                                      Delaware          Global Value Fund
                         International Value      Emerging Markets
                             Equity Fund                Fund
--------------------- --------------------------- ------------------ ------------------------
Market risk is the    The Funds' portfolio managers maintain a long-term investment
risk that all or a    approach and focus on stocks they believe can appreciate over an
majority of the       extended time frame regardless of interim market fluctuations. In
securities in a       deciding what portion of a Fund's portfolio should be invested in any
certain market--like   individual country, the portfolio managers evaluate a variety of
the stock or bond     factors, including opportunities and risks relative to other
market--or in a        countries.  The Funds' portfolio managers do not try to predict
certain country or    overall stock market movements and do not trade for short-term
region will decline   purposes.
in value because of
factors such as
economic
conditions, future
expectations or
investor confidence.

--------------------- -----------------------------------------------------------------------
Industry and          The Funds' portfolio managers typically hold a number of different
security risk:        securities in a variety of sectors in order to minimize the impact
Industry risk is      that a poorly performing security would have on a Fund.  Security
the risk that the     risk is more significant for Delaware Emerging Markets Fund, which is
value of securities   a non-diversified fund.
in a particular
industry will
decline because of
changing
expectations for
the performance of
that industry.

Securities risk is
the risk that the
value of an
individual stock or
bond will decline
because of changing
expectations for
the performance of
the individual
company issuing the
stock or bond.

                                                                              22

--------------------- --------------------------- ------------------ ------------------------
Emerging markets      The Fund, to the limited    The Fund is        The Fund may invest in
risk is the           extent that it invests in   subject to this    emerging market
possibility that      emerging markets, is        risk.  Striving    securities. Striving to
the risks             subject to this risk.       to manage this     manage this risk, the
associated with       Striving to manage this     risk, the          portfolio managers
international         risk, the portfolio         portfolio          carefully screen
investing will be     managers carefully screen   managers           securities within
greater in emerging   securities within           carefully screen   emerging markets and
markets than in       emerging markets and        securities         attempt to consider
more developed        attempt to consider         within emerging    material risks
foreign markets       material risks associated   markets and        associated with an
because, among        with an individual          attempt to         individual company or
other things,         company or bond issuer.     consider           bond issuer.
emerging markets                                  material risks
may have less                                     associated with
stable political                                  an individual
and economic                                      company or bond
environments.  In                                 issuer.  The
addition, in many                                 Fund's portfolio
emerging markets,                                 managers cannot
there is                                          eliminate
substantially less                                emerging market
publicly available                                risk and
information about                                 consequently
issuers and the                                   encourage
information that is                               shareholders to
available tends to                                invest in the
be of a lesser                                    Fund only if
quality.  Economic                                they have a
markets and                                       long-term time
structures tend to                                horizon, over
be less mature and                                which the
diverse and the                                   potential of
securities markets                                individual
which are subject                                 securities is
to less government                                more likely to
regulation or                                     be realized.
supervision may
also be smaller,
less liquid and
subject to greater
price volatility.

--------------------- -----------------------------------------------------------------------
Political risk is     The Funds' portfolio managers evaluate the political situations in
the risk that         the countries where they invest and take into account any potential
countries or the      risks before they select securities for the portfolio.  However,
entire region where   there is no way to eliminate political risk when investing
the Funds invest      internationally.  In emerging markets political risk is typically
may experience        more likely to affect the economy and share prices than in developed
political             markets.
instability. This
may cause greater
fluctuation in the
value and liquidity
of our investments
due to changes in
currency exchange
rates, governmental
seizures or
nationalization of
assets.

--------------------- -----------------------------------------------------------------------
Currency risk is      Each Fund may try to hedge its currency risk by purchasing foreign
the risk that the     currency exchange contracts.  If a Fund agrees to purchase or sell
value of a fund's     foreign securities at a pre-set price on a future date, the Fund may
investments may be    attempt to protect the value of a security it owns from future
negatively affected   changes in currency rates.  If a Fund has agreed to purchase or sell
by changes in         a security, it may also use foreign currency exchange contracts to
foreign currency      "lock-in" the security's price in terms of U.S. dollars or another
exchange rates.       applicable currency.  Each Fund may use forward currency exchange
Adverse changes in    contracts only for defensive or protective measures, not to enhance
exchange rates may    portfolio returns. However, there is no assurance that such a
reduce or eliminate   strategy will be successful.  Hedging is typically less practical in
any gains produced    emerging markets.
by investments that
are denominated in
foreign currencies
and may increase
any losses.

                                                                              23

--------------------- -----------------------------------------------------------------------
Information risk is   The Funds' portfolio managers conduct fundamental research on the
the risk that         companies they invest in rather than relying solely on information
foreign companies     available through financial reporting. As part of our worldwide
may be subject to     research process, the Fund's portfolio managers emphasize company
different             visits.  The Fund's portfolio managers believe this will help them to
accounting,           better uncover any potential weaknesses in individual companies.
auditing and
financial reporting
standards than U.S.
companies.  There
may be less
information
available about
foreign issuers
than domestic
issuers.
Furthermore,
regulatory
oversight of
foreign issuers may
be less stringent
or less
consistently
applied than in the
U.S.

--------------------- -----------------------------------------------------------------------
Inefficient market    The Funds will attempt to reduce these risks by investing in a number
risk is the risk      of different countries, and noting trends in the economy, industries
that foreign          and financial markets.
markets may be less
liquid, have
greater price
volatility, less
regulation and
higher transaction
costs than U.S.
markets.

--------------------- --------------------------- ------------------ ------------------------
Small company risk    The Fund typically          The Fund may       This is a significant
is the risk that      focuses its investment in   invest in small    risk for the Fund.
prices of smaller     larger companies.           companies and      The Fund attempts to
companies may be                                  would be subject   reduce this risk by
more volatile than                                to this risk.      diversifying
larger companies                                  Although the       investments.
because of limited                                Fund typically
financial resources                               holds a number
or dependence on                                  of different
narrow product                                    stocks in order
lines.                                            to reduce the
                                                  impact that one
                                                  small company
                                                  stock would have
                                                  on the Fund,
                                                  because this is
                                                  a
                                                  non-diversified
                                                  Fund, it is
                                                  possible that a
                                                  smaller company
                                                  holding could be
                                                  a significant
                                                  holding and
                                                  subject the Fund
                                                  to greater risk.

                                                                              24

--------------------- --------------------------- ------------------ ------------------------
Non-diversified       The Fund is a diversified   The Fund will      The Fund is a
fund risk is the      fund, and is not subject    not be             diversified fund, and
risk that             to this risk.               diversified        is not subject to this
non-diversified                                   under the 1940     risk.
funds are believed                                Act.
to be subject to                                  Non-diversified
greater risks                                     investment
because adverse                                   companies have
effects on their                                  the flexibility
security holdings                                 to invest as
may affect a larger                               much as 50% of
portion of their                                  their assets in
overall assets.                                   as few as two
                                                  issuers with no
                                                  single issuer
                                                  accounting for
                                                  more than 25% of
                                                  the portfolio.
                                                  The remaining
                                                  50% of the
                                                  portfolio must
                                                  be diversified
                                                  so that no more
                                                  than 5% of a
                                                  fund's assets is
                                                  invested in the
                                                  securities of a
                                                  single issuer,
                                                  with certain
                                                  exceptions.

--------------------- -----------------------------------------------------------------------
Transaction costs     Each Fund is subject to this risk.  The Funds' portfolio managers
risk relates to the   strive to monitor transaction costs and to choose an efficient
costs of buying,      trading strategy for the Funds.
selling and holding
foreign securities,
including
brokerage, tax and
custody costs,
which may be higher
than those involved
in domestic
transactions

--------------------- -----------------------------------------------------------------------
Interest rate risk    The Funds are generally less affected by interest rate risk than
is the risk that      other risks because they typically hold a small amount of
securities,           fixed-income securities.
particularly bonds
with longer
maturities, will
decrease in value
if interest rates
rise.

--------------------- -----------------------------------------------------------------------
Foreign government    Each Fund is subject to this risk with respect to its debt
and supranational     investments and will attempt to limit this risk by performing credit
securities risks      analysis on the issuer of each security purchased. Each Fund also
relate to the         attempts to reduce this risk by limiting the portion of net assets
ability of a          that may be invested in these securities.
foreign government
or government         Each Fund also compares the risk-reward potential of foreign
related issuer to     government securities being considered to that offered by equity
make timely           securities to determine whether to allocate assets to equity or
payments on its       fixed-income investments.
external debt
obligations.

                                                                              25

--------------------- --------------------------- ------------------ ------------------------
High-yield, high      This is not a significant   The Fund may       The Fund may invest up
risk foreign          risk for the Fund.          invest up to 35%   to 15% of its net
fixed-income                                      of its net         assets in high-yield,
securities:           The Fund may invest up to   assets in          high risk foreign
                      15% of its net assets in    high-yield, high   fixed-income securities.
The economy and       high-yield, high risk       risk foreign
interest rates may    foreign fixed-income        fixed-income       The Fund's portfolio
affect these          securities.                 securities.        managers intend to
high-yield, high                                                     limit the Fund's
risk securities       The Fund's portfolio         The Fund's        investment in any one
differently from      managers intend to limit    portfolio          lower rated bond, which
other securities.     the Fund's investment in    managers intend    can help to reduce the
Prices have been      any one lower rated bond,   to limit the       effect of an individual
found to be less      which can help to reduce    Fund's             default on the Fund,
sensitive to          the effect of an            investment in      and to limit the Fund's
interest rate         individual default on the   any single lower   overall holdings of
changes than higher   Fund, and to limit our      rated bond,        bonds in this
rated investments,    overall holding of bonds    which can help     category.  Such
but more sensitive    in this category.  Such     to reduce the      limitations may not
to adverse economic   limitations may not         effect of an       protect the Fund from
changes or            protect the Fund from       individual         widespread bond
individual corporate  widespread bond defaults    default on the     defaults brought about
developments.  Also,  brought about by a          Fund.  The         by a sustained economic
during an economic    sustained economic          Fund's portfolio   downturn.
downturn or a         downturn.                   managers also
substantial period                                intend to limit
of rising interest                                the Fund's
rates, highly                                     overall holdings
leveraged issuers                                 of bonds in this
may experience                                    category.  Such
financial stress                                  limitations may
which would                                       not protect the
adversely affect                                  Fund from
their ability to                                  widespread bond
service principal                                 defaults brought
and interest payment                              about by a
obligations, to meet                              sustained
projected business                                economic
goals and to obtain                               downturn or from
additional                                        price declines
financing.  Changes                               that might
by recognized rating                              result from
agencies in their                                 changes in the
rating of any such                                quality ratings
security and in the                               of individual
ability of the                                    bonds.
issuer to make
payments of interest
and principal will
also ordinarily have
a more dramatic
effect on the values
of these investments
than on the values
of higher-rated
securities.
Consequently, these
changes will affect
a Fund's net asset
value per share.

--------------------- -----------------------------------------------------------------------
Real Estate           To the extent the Funds invest in REITs, it is subject to the risks
Industry Risk         associated with the real estate industry. Investors should carefully
includes, among       consider these risks before investing in the Funds.
others: possible
declines in the
value of real
estate; risks
related to general
and local economic
conditions;
possible lack of
availability of
mortgage funds;
overbuilding;
extended vacancies
of properties;
increases in
competition,
property taxes and
operating expenses;
changes in zoning
laws; costs
resulting from the
clean-up of, and
liability to third
parties resulting
from, environmental
problems; casualty
for condemnation
losses; uninsured
damages from
floods, earthquakes
or other natural
disasters;
limitations on and
variations in
rents; and changes
in interest rates.
REITs are subject
to substantial cash
flow dependency,
defaults by
borrowers,
self-liquidation,
and the risk of
failing to qualify
for tax-free
pass-through of
income under the
Internal Revenue
Code, or other
applicable, of
countries REITs are
listed.
--------------------- -----------------------------------------------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                                                              27

Who manages the Funds

Investment managers
The Funds are  managed by  Delaware  Management  Company,  a series of  Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. Delaware Management Company makes investment decisions
for  the  Funds,   manages  the  Funds'  business  affairs  and  provides  daily administrative  services.  For its  services to the Funds,  the manager was paid aggregate  fees of 0.83%,  1.23% and 1.06% of  average  daily net  assets of the
Delaware  International  Value Equity Fund,  Delaware  Emerging Markets Fund and
Delaware and Global Value Fund,  respectively,  for the last fiscal year,  after giving effect to waivers by the manager (if any).

Sub-Advisor.  Mondrian Investment  Partners Limited,  formerly known as Delaware
International Advisers, Inc. ("Mondrian"),  is currently the sub-advisor for the
Delaware  International  Value Equity Fund and Delaware  Emerging  Markets Fund.
(Until  September  24,  2004,  Mondrian  served as the manager for the  Delaware
International  Value Equity,  Emerging Markets and Global Value Funds;  however, since September 25, 2004,  Delaware  Management Company has served as the Funds'
manager.) As sub-advisor,  Mondrian is responsible for day-to-day  management of the Funds' assets. Although Mondrian serves as sub-advisor,  Delaware Management
Company  has  ultimate  responsibility  for  all  investment  advisory  services provided to the Funds and supervises Mondrian's performance as sub-advisor.  For its  services to the  Delaware  International  Value  Equity  Fund and  Delaware
Emerging Markets Fund, the manager paid Mondrian  sub-advisory fees at an annual rate of 0.20% and 0.30%, respectively,  of average daily net assets for the last fiscal year.

Prior to March 30, 2006,  Mondrian served as  sub-advisor to the Delaware  Global
Value Fund;  however,  beginning on March 30, 2006,  Delaware Management Company became  responsible  for day-to-day  management of the Fund. For its services to the Fund during the last fiscal  year,  the manager paid  Mondrian  sub-advisory fees at an annual rate of 0.20% of average daily net assets.

Portfolio managers

Delaware Emerging Markets Fund
Clive  Gillmore  and  Robert  Akester  have  primary  responsibility  for making day-to-day  investment  decisions for Delaware  Emerging Markets Fund. In making investment  decisions for Delaware  Emerging  Markets Fund, Mr. Gillmore and Mr.
Akester   regularly   consult  with  Emma  R.E.  Lewis  and  a  fourteen  member international  equity team.  Mr.  Gillmore and Mr. Akester have managed the Fund since its inception.

Clive  A.  Gillmore,   Deputy  Managing  Director/Senior  Portfolio  Manager  of
Mondrian,  is a graduate  of the  Warwick  University,  England,  and the London
Business School Investment  Program,  Mr. Gillmore joined Mondrian in 1990 after eight years of investment experience.  His most recent position prior to joining
Mondrian was as a Pacific Basin equity analyst and senior portfolio  manager for
Hill Samuel  Investment  Management  Ltd.  Prior to that,  Mr.  Gillmore  was an analyst and  portfolio  manager for Legal and General  Investment  in the United
Kingdom.

Robert Akester,  Senior Portfolio Manager of Mondrian,  joined Mondrian in 1996,
Mr.  Akester,  who began his  investment  career in 1969,  was most  recently  a
Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East
Asian  Research  team  at  James  Capel,  and as a Fund  Manager  at  Prudential
Assurance  Co., Ltd. Mr.  Akester holds a BS in  Statistics  and Economics  from
University  College,  London and is an associate of the  Institute of Actuaries, with a certificate in Finance and Investment.

Emma R. E.  Lewis,  Senior  Portfolio  Manager of  Mondrian,  is a  graduate  of
Pembroke  College,  Oxford  University,  where  she  completed  her  Masters  in
Philosophy  and  Theology.  She joined  Mondrian  in 1995,  assuming  analytical responsibilities  in the Pacific Basin Team. She began her investment  career at the Dutch bank ABN AMRO and later joined Fuji Investment  Management.  Ms. Lewis is an Associate of the U.K. Society of Investment Professionals.

Delaware Global Value Fund
The Delaware  International Equity and Delaware Large Cap Value Focus teams have primary responsibility for making day-to-day investment decisions for the Fund.

International Equity Portfolio Segment

                                                                              28

Zoe A. Neale, Senior Vice President and Chief Investment Officer,  International
Equity. Ms. Neale joined Delaware Investments in June 2005 to develop the firm's new international  value equity  strategies,  from Arborway  Capital,  which she founded in January 2005.  Previously she ran the International  Value Strategies
business  at Thomas  Weisel  Asset  Management  (TWAM).  She joined TWAM when it acquired  ValueQuest/TA  in 2002.  Ms. Neale spent six years at  ValueQuest  and served as a senior investment  professional with portfolio management and global research  responsibilities for several sectors. Prior to ValueQuest,  she was an assistant vice president and portfolio manager for Anchor Capital Advisors, with generalist  research  responsibilities.  Ms. Neale earned a bachelor's degree in economics from the  University of Texas,  Austin,  and an MBA from  Northeastern
University

Edward A. "Ned" Gray, CFA, Vice  President/Senior  Portfolio  Manager.  Mr. Gray
joined Delaware Investments in June 2005 to develop the firm's new international value equity strategies,  from Arborway Capital,  which he co-founded in January
2005, and where he played an integral role in strategic and portfolio decisions.
Mr.  Gray  previously  worked in the  investment  management  business at Thomas
Weisel Asset Management, and ValueQuest,  which was acquired by TWAM in 2002. At
ValueQuest,  which he joined in 1987,  Mr.  Gray  served as a senior  investment professional with responsibilities for portfolio management,  security analysis,
quantitative   research,    performance   analysis,    global   research,   back
office/investment  information  systems  integration,  trading,  and  client and consultant  relations.  Prior to  ValueQuest,  he was a research  analyst at the
Center for  Competitive  Analysis.  Mr. Gray received his  bachelor's  degree in history  from  Reed  College  and a  master  of arts in law  and  diplomacy,  in international  economics,  business  and law from  Tufts  University's  Fletcher
School of Law and Diplomacy.

Domestic Equity Portfolio Segment

D. Tysen Nutt, Jr., Senior Vice  President/Senior  Portfolio  Manager.  Mr. Nutt
graduated from Dartmouth  College with a B.A. He began his investment  career in
1983  at Dean  Witter  Reynolds,  Inc.  where  he  advanced  to Vice  President,
Investments.  In 1988,  he joined  investment  advisor Van Deventer & Hoch (V&H)
where he  managed  large cap value  portfolios  for  institutional  and  private clients.  As a Senior  Vice  President  at V&H,  he was a member  of the  firm's
Management Committee. In 1994, Mr. Nutt moved to the U.S. Active Large Cap Value
Team  within  Merrill  Lynch  Investment  Managers,  L.P.  (MLIM)  and  became a
Portfolio Manager in 2000. He was a Managing Director at MLIM and managed mutual funds and separate accounts for institutional and private clients.  In 2004, Mr.
Nutt  joined  Delaware  Investments  as Senior Vice  President/Senior  Portfolio
Manager. He is a member of the New York Society of Security Analysts and the CFA
Institute.

Jordan L. Irving, Vice President/Senior  Portfolio Manager. Mr. Irving graduated from Yale University with a BA in American  Studies and earned a Special Diploma in Social Studies at Oxford  University  the following  year. In 1998, he joined the U.S.  Large Cap Value team  within  MLIM and became a  Portfolio  Manager in
2000.  He was a Vice  President  at MLIM and managed  mutual  funds and separate accounts for  institutional  and private  clients.  In 2004,  Mr.  Irving joined
Delaware Investments as Vice President/Senior  Portfolio Manager.  While working for MLIM,  Mr.  Irving  competed  for the United  States  National  Rowing team, winning a gold medal at the 1997 World  Rowing  Championships  in  Aiguebelette,
France.

Anthony A. Lombardi,  Vice  President/Senior  Portfolio  Manager.  Mr.  Lombardi
graduated from Hofstra  University  with a BBA and MBA in Finance.  Mr. Lombardi started his financial  services  career as an Investment  Analyst with Crossland
Savings,  FSB, Brooklyn,  NY in 1989. He joined Dean Witter Reynolds,  Inc. as a
Research  Assistant in 1990 and rose to the position of Vice  President/Research
Analyst.  In 1998 he joined the U.S. Active Large Cap Value team within MLIM and became a  Portfolio  Manager  in 2000.  He was a  Director  at MLIM prior to his
departure.   In  2004,  Mr.  Lombardi   joined  Delaware   Investments  as  Vice
President/Senior  Portfolio  Manager.  Mr.  Lombardi  is a  Chartered  Financial
Analyst.

Robert A.  Vogel,  Jr.,  Vice  President/Senior  Portfolio  Manager.  Mr.  Vogel
graduated from Loyola  University in Maryland earning both BBA and MS degrees in
Finance. He earned a MBA with a concentration in Finance from the Wharton School of Business at the University of  Pennsylvania.  Mr. Vogel started his financial services  career as a Financial  Consultant with Merrill Lynch in 1992. In 1997, he joined MLIM and became a Portfolio  Manager  with the U.S.  Active  Large Cap
Value  team in 1998.  He was a Director  at MLIM and  managed  mutual  funds and separate  accounts for  institutional  and private  clients.  In 2004, Mr. Vogel joined Delaware  Investments as Vice President/  Senior Portfolio  Manager.  Mr.
Vogel is a Chartered Financial Analyst.

Delaware International Value Equity Fund

                                                                              29

Clive A. Gillmore,  Nigel G. May and Emma R.E. Lewis have primary responsibility for making  day-to-day  investment  decisions for Delaware  International  Value
Equity Fund. In making investment decisions for the Fund, Mr. Gillmore,  Mr. May and Ms. Lewis  regularly  consult with a fourteen  member  international  equity team.

Nigel G. May, Director/Senior  Portfolio  Manager/Regional  Research Director of
Mondrian,  is a graduate of Sidney Sussex College,  Cambridge.  Prior to joining
Mondrian in 1991, he had been with Hill Samuel  Investment  Management Group for five years.

Please see Delaware  Emerging Markets Fund's portfolio  manager  information for
Mr. Gillmore and Ms. Lewis' business experience.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                                                              30

Who's who?
This diagram shows the various organizations involved in managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                     Board of Trustees
                                                                      Custodian
     Investment Manager                                               JPMorgan Chase Bank
 Delaware Management Company                                          4 Chase Metrotech Center
 2005 Market Street                  The Funds                        Brooklyn, NY 11245
 Philadelphia, PA 19103-7094

 Sub-advisor
 Mondrian Investment                                            Service agent
 Partners Ltd.                 Distributor                      Delaware Service Company, Inc.
 80 Cheapside, Third Floor     Delaware Distributors, L.P.      2005 Market Street
 London, England EC2V 6EE      2005 Market Street               Philadelphia, PA 19103-7094
                               Philadelphia, PA 19103-7094

                               Financial intermediary wholesaler
 Portfolio managers            Lincoln Financial Distributors,
 (see page 28 for details)     Inc.
                               2001 Market Street
                               Philadelphia, PA 19103-7055

                                     Financial advisors

                                     Shareholders

Board of Trustees A mutual fund is  governed by a board of  trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund.  Generally,  at least 40% of the board of trustees must be  independent of the  fund's  investment  manager  and  distributor.  However,  the Funds rely on certain  exemptive  rules adopted by the SEC that require the Boards of Trustees to be comprised of a majority of such independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's  average daily net assets.  The  investment  manager is subject  to  numerous  legal  restrictions,  especially  regarding  transactions between itself and the funds it advises.  The  investment  manager has delegated certain responsibilities mentioned above to the sub-advisor.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

                                                                              31

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

Sub-advisor A sub-advisor is a company generally  responsible for the management of the fund's assets or some portion  thereof.  The  sub-advisor is selected and supervised  by the  investment  manager.  The  investment  manager has delegated certain  responsibilities  (described  under the  "Investment  manager"  section above) to the sub-advisor.

Portfolio  managers  Portfolio  managers are employed by the investment  manager and/or sub-advisor to make investment  decisions for individual  portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

About your account

Investing in the Funds

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover individual retirement accounts from such plans;

o    tax-exempt  employee benefit plans of the Funds' investment  manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Funds'  manager  or its  affiliates  and  clients  of  Delaware  Investment
     Advisers,  an affiliate of the manager,  as well as  affiliates,  corporate sponsors,  subsidiaries  and related  employee  benefit  plans and rollover individual  retirement  accounts  of or from  such  institutional  advisory accounts;

o    a bank, trust company and similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted to the advisor for  investment  purposes.  Use of the
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal  Revenue Code for which the Fund's investment manager, distributor or service agent or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services; or

o    programs sponsored by financial  intermediaries where such program requires the purchase of Institutional Class shares.

                                                                              32

How to buy shares

Delaware  Emerging Markets Fund is presently  closed to new investors.  Existing shareholders of the Fund,  which includes  participants of retirement plans that offer the Fund on their investment platform, may continue to purchase shares.

[GRAPHIC OMITTED:  SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

[GRAPHIC OMITTED:  SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund in which  you want to  invest.  If you are  making  an  initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED:  AN EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments Funds for shares of other Delaware Investments Funds. Please keep in mind,  however,  that you may not  exchange  your shares for Class B, Class C or
Class R shares.  To open an  account  by  exchange,  call your  Client  Services
Representative at 800 510-4015.

[GRAPHIC OMITTED:  SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair Valuation
When the Funds use fair value  pricing,  they may take into  account any factors they deem  appropriate.  A Fund may determine fair value based upon developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices. The prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

                                                                              33

Fair value pricing may involve subjective  judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Fund anticipates  using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Funds may use fair  value  pricing  more  frequently  for securities  primarily traded in non-U.S.  markets  because,  among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m.
Eastern  Time.  The earlier  close of these  foreign  markets  gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this,  each Fund may  frequently  value many  foreign  equity  securities  using fair value  prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Funds' Board has delegated responsibility for valuing  the Funds'  assets to a Pricing  Committee  of the  manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Document delivery
If you have an account in the same Delaware  Investments  Fund as another person or entity at your address, we are sending you one copy of the Fund's prospectus, annual and  semi-annual  reports to that address unless you opt otherwise.  This will help us reduce the printing and mailing expenses associated with the Funds.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish individual  materials.  If you wish to receive individual  materials,  please call your Client Services  Representative  at 800
510-4015.  We will begin sending you individual copies of these documents thirty days after receiving your request.

How to redeem shares

[GRAPHIC OMITTED:  SYMBOL OF AN ENVELOPE]

By mail
You may redeem your  shares  (sell them back to the fund) by mail by writing to:
Delaware  Investments,  2005 Market Street,  Philadelphia,  PA  19103-7094.  All
owners of the account must sign the request,  and for  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8992. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on an account.

[GRAPHIC OMITTED:  SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED:  SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next business day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED:  SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

                                                                              34

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV next determined after we receive your request.  If we receive your request after the  close  of  regular  trading  on the  NYSE,  you will  receive  the NAV next determined  on the next  Business Day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next Business
Day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another Delaware Investments Fund. In addition,  subject to eligibility criteria,  defined  contribution  plans may exchange  into Class P shares of The
International  Equity Portfolio of Delaware Pooled Trust when available.  If you exchange  shares to a fund that has a sales  charge you will pay any  applicable sales  charges on your new shares.  You do not pay sales  charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange.  When you exchange shares,  you are purchasing  shares in another fund so you  should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying shares  through an exchange.  You may not exchange your shares for Class B and Class C shares of another Delaware  Investments  Fund. We may refuse the purchase  side of any  exchange  request,  if, in the  investment manager's judgment, the Fund would be unable to invest effectively in accordance with its investment  objectives and policies or would  otherwise  potentially be adversely affected.

Frequent trading of fund shares (Market timing)
Each Fund discourages  purchases by market timers and purchase orders (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to each Fund and its shareholders,  such as market timing.  Each Fund will consider anyone who follows a pattern of market timing in any Delaware  Investments  Fund or  Optimum  Fund  Trust to be a market  timer and may  consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing  has  occurred,  each Fund will consider  short-term  roundtrips  to include  rapid  purchases and sales of Fund shares through the exchange privilege.  Each Fund reserves the right to consider other trading patterns to be market timing.

Your  ability  to use a Fund's  exchange  privilege  may be  limited  if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. Each Fund reserves the right to restrict, reject or cancel,  without  prior  notice,  any purchase  order or exchange  order for any reason,  including  any  purchase  order  or  exchange  order  accepted  by  any
shareholder's   financial   intermediary   or  in  any   omnibus-type   account.
Transactions  placed in  violation  of a Fund's  market  timing  policy  are not necessarily  deemed  accepted by the Fund and may be cancelled or revoked by the
Fund on the next business day following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund  reserves the right to modify this policy at any time without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's  shareholders.  While we will take

                                                                              35

actions designed to detect and prevent market timing,  there can be no assurance that such trading activity will be completely  eliminated.  Moreover,  the Funds market  timing  policy  does not  require a Fund to take  action in  response to frequent trading activity. If the Fund elects not to take any action in response to frequent  trading,  such frequent  trading and market timing  activity  could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts,  may disrupt efficient portfolio  management.  In particular,  a
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of a  Fund's  shares  may  also  force  the  Fund to  sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect a Fund's performance if, for example, the
Fund incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction  monitoring  procedures  Each  Fund,  through  its  transfer  agent, maintains  surveillance  procedures  designed to detect  excessive or short-term trading in Fund shares. This monitoring process involves several factors,  which include  scrutinizing  transactions  in Fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive  trading.  For purposes of these  transaction  monitoring  procedures,  the Funds may  consider trading  activity  by  multiple  accounts  under  common  ownership,  control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be  modified  from time to time to improve the  detection  of  excessive  or short-term  trading or to address other concerns.  Such changes may be necessary or appropriate,  for example, to deal with issues specific to certain retirement plans,  plan exchange  limits,  U.S.  Department of Labor  regulations,  certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly among certain  brokers/dealers and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds  will  attempt  to apply  their  monitoring  procedures  to these  omnibus accounts and to the individual  participants  in such accounts.  In an effort to discourage  market timers in such accounts,  the Funds may consider  enforcement against market timers at the  participant  level and at the omnibus level, up to and including  termination of the omnibus  account's  authorization  to purchase
Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite  the efforts of a Fund and its agents to detect  market  timing in
Fund shares,  there is no guarantee  that a Fund will be able to identify  these shareholders or curtail their trading practices.  In particular,  a Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends  and  Distributions.  Each Fund has elected to be treated as regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated investment company, a Fund generally pays no

                                                                              36

federal income tax on the income and gains it distributes to you.  Dividends and capital  gains,  if any, are paid annually for each of the Funds.  The amount of any distribution  will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain  distribution.  We automatically  reinvest all dividends and any capital gains.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, a Fund will send you a corrected Form
1099-DIV to reflect reclassified information.

Avoid  "Buying A Dividend."  If you invest in a Fund  shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Fund is the same as a sale.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are subject to state and local  taxes.  If a Fund  qualifies  to pass through to you the tax benefits from foreign  taxes it pays on its  investments, and elects to do so, then any foreign taxes it pays on these  investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S.  withholding  and  estate  tax,  and are  subject to  special  U.S.  tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in a Fund.

Other investment policies and risk considerations

High-yield, high risk securities
Delaware  Emerging  Markets  Fund and  Delaware  Global Value Fund may invest in high-yield,  high risk  foreign  fixed-income  securities.  In the past,  in the opinion of the Fund's portfolio managers,  the high-yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Fund's portfolio managers intend to maintain adequately  diversified portfolios  of stocks and bonds.  While  diversification  can help to reduce the effect  of an  individual  default  on a Fund,  there can be no  assurance  that diversification will protect the Delaware Global Value Fund from widespread bond defaults brought about by a sustained economic downturn.

Medium- and  low-grade  bonds held by a Fund may be issued as a  consequence  of corporate  restructurings,  such as leveraged buy-outs,  mergers,  acquisitions, debt  recapitalizations  or similar events. Also these bonds are often issued by smaller,  less  creditworthy  companies  or  foreign  governments  or by  highly leveraged  (indebted) firms, which are generally less able than more financially stable firms to make  scheduled  payments of interest and  principal.  The risks posed by bonds issued under such circumstances are substantial.

The economy and interest rates may affect these high-yield, high risk securities differently from other  securities.  Prices have been found to be less sensitive to interest rate changes than higher rated  investments,  but more  sensitive to adverse economic changes or individual corporate  developments.  Also, during an economic  downturn or a  substantial  period of rising  interest  rates,  highly leveraged  issuers may experience  financial stress which would

                                                                              37

adversely  affect  their  ability  to service  principal  and  interest  payment
obligations,   to  meet  projected  business  goals  and  to  obtain  additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal  will also ordinarily  have a more dramatic effect on the values of these  investments than on the values of higher-rated securities.  Consequently, these changes will affect a Fund's net asset value per share.

Foreign currency transactions
Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its  holdings  of foreign  currencies  into U.S.  dollars on a daily  basis.  Each Fund  will,  however,  from time to time,  purchase  or sell foreign  currencies  and/or engage in forward foreign  currency  transactions in order to expedite settlement of portfolio  transactions and to minimize currency value  fluctuations.  Each  Fund  may  conduct  its  foreign  currency  exchange transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency  exchange market or through entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward foreign currency"
contract or "forward"  contract).  A forward contract  involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed number of days from the date of the contract,  agreed upon by the parties,  at a price set at the time of the contract. Each Fund will convert currency on a spot basis from time to time, and investors  should be aware of the costs of currency conversion.

Each Fund may enter into forward  contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S.  dollars or other currencies in which  the  transaction  will be  consummated.  By  entering  into a  forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency,  of the amount of foreign currency involved in the underlying security transaction,  a Fund will be able to  protect  itself  against a  possible  loss resulting  from an adverse  change in currency  exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

When the Fund's  portfolio  managers  believe  that the currency of a particular country may suffer a  significant  decline  against  the U.S.  dollar or against another  currency,  a Fund may enter into a forward foreign currency contract to sell,  for a fixed amount of U.S.  dollars or other  appropriate  currency,  the amount of foreign currency  approximating the value of some or all of the Fund's securities denominated in such foreign currency.

A Fund will not enter into forward  contracts or maintain a net exposure to such contracts  where the  consummation  of the contracts  would obligate the Fund to deliver  an  amount of  foreign  currency  in excess of the value of the  Fund's securities or other assets denominated in that currency.

At the  maturity of a forward  contract,  a Fund may either  sell the  portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the foreign currency. A Fund may realize gains or losses from currency transactions.

Certain management considerations

Investments by fund of funds and investment  vehicles that operate  similarly to funds of funds
The Funds accept investments from funds of funds, including those offered by the
Delaware  Investments  Funds, and investment  vehicles that operate similarly to funds of funds,  such as 529 plans.  A "529 Plan" is a college  savings  program that operates under section 529 of the Internal Revenue Code. From time to time, the Funds may experience large  investments or redemptions due to allocations or rebalancing by these funds of funds and/or similar investment vehicles. While it is impossible  to predict the overall  impact of these  transactions  over time, there could be adverse effects on portfolio management.  For example, a Fund may be  required  to sell  securities  or  invest  cash at times  when it would  not otherwise do so. These transactions could also have tax consequences if sales of securities  result  in gains,  and  could  also  increase  transaction  costs or portfolio  turnover.  The investment  manager will monitor  transactions  by the funds of funds and will attempt to minimize any adverse  effects on the Fund and funds of funds as a result of these transactions.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Funds'
shareholders  approved a  "manager  of  managers"  structure  that would  permit
Delaware  Management  Company,  the Funds'  investment  advisor,  to appoint and
replace  sub-advisors,   enter  into  sub-advisory  agreements,  and  amend  and
terminate  sub-advisory  agreements with respect to the Funds,  subject to Board approval but without shareholder approval (the "Manager of Managers Structure").
While Delaware  Management  Company does not currently expect to use the Manager of Managers  Structure with respect to the Funds,  Delaware  Management  Company may, in the future, recommend to

                                                                              38

the Funds'  Board the  establishment  of the  Manager of Managers  Structure  by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Funds'  portfolio if it believes that doing so would be likely to enhance the Funds' performance by introducing a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Funds is  contingent  upon  the  receipt  of an  exemptive  order  from the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers Structure with respect to the Funds may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers Structure would enable the Funds to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment management fees paid by the Funds to be  increased  without  shareholder  approval or change  Delaware  Management
Company's responsibilities to the Funds, including Delaware Management Company's responsibility for all advisory services furnished by a sub-advisor.

                                                                              39

Financial highlights

The  Financial  highlights  tables are intended to help you  understand a Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with each Fund's financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware International Value Equity Fund                     Institutional Class
                                                                Year ended 11/30
                                                    2005      2004      2003      2002      2001

Net asset value, beginning of period             $16.410   $13.400   $11.060   $12.410   $15.760

Income (loss) from investment operations:
Net investment income(1)                           0.439     0.305     0.218     0.120     0.189
Net realized and unrealized gain (loss) on
  investments and foreign currencies               1.614     2.902     2.637    (0.998)   (1.205)
                                                 -------   -------   -------   -------   -------
Total from investment operations                   2.053     3.207     2.855    (0.878)   (1.016)
                                                 -------   -------   -------   -------   -------

Less dividends and distributions from:
Net investment income                             (0.108)   (0.197)   (0.126)   (0.162)   (0.240)
Net realized gain on investments                  (0.145)    -----    (0.389)   (0.310)   (2.094)
                                                 -------   -------   -------   -------   -------
Total dividends and distributions                 (0.253)   (0.197)   (0.515)   (0.472)   (2.334)
                                                 -------   -------   -------   -------   -------

Net asset value, end of period                   $18.210   $16.410   $13.400   $11.060   $12.410
                                                 =======   =======   =======   =======   =======

Total return(2)                                    12.67%    24.21%    27.29%    (7.29%)   (8.14%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $276,499  $178,048  $102,974   $56,127   $75,790
Ratio of expenses to average net assets             1.18%     1.40%     1.74%     1.83%     1.69%
Ratio of net investment income to average
  net assets                                        2.54%     2.08%     1.90%     1.02%     1.42%
Portfolio turnover                                    14%        7%       14%       23%       15%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.

                                                                              40

Delaware Emerging Markets Fund                               Institutional Class
                                                                Year ended 11/30
                                                    2005      2004      2003      2002      2001

Net asset value, beginning of period             $14.610   $10.920    $7.260    $6.940    $6.630

Income (loss) from investment operations:
Net investment income(1)                           0.349     0.256     0.134     0.199     0.188
Net realized and unrealized gain (loss) on
  investments and foreign currencies               3.579     3.659     3.717     0.269     0.169
                                                 -------   -------   -------   -------   -------
Total from investment operations                   3.928     3.915     3.851     0.468     0.357
                                                 -------   -------   -------   -------   -------

Less dividends and distributions from:
Net investment income                             (0.124)   (0.225)   (0.191)   (0.148)   (0.047)
Net realized gain on investments                  (0.384)    -----     -----     -----     -----
                                                 -------   -------   -------   -------   -------
Total dividends and distributions                 (0.508)   (0.225)   (0.191)   (0.148)   (0.047)
                                                 -------   -------   -------   -------   -------

Net asset value, end of period                   $18.030   $14.610   $10.920    $7.260    $6.940
                                                 =======   =======   =======   =======   =======

Total return(2)                                    27.73%    36.34%    54.52%     6.88%     5.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)         $255,608   $63,732    $6,131    $2,753    $2,182
Ratio of expenses to average net assets             1.72%     1.66%     1.70%     1.70%     1.70%
Ratio of expenses to average net assets
  prior to expense limitation                       1.72%     1.82%     2.36%     2.69%     2.43%
Ratio of net investment income to average
  net assets                                        2.15%     2.06%     1.53%     2.71%     2.64%
Ratio of net investment income to average
  net assets prior to expense limitation            2.15%     1.90%     0.87%     1.72%     1.91%
Portfolio turnover                                    25%       34%       55%       33%       36%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.

(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions  at net asset value.  Total  investment  return also reflects waivers and  payment of fees by the  manager.  Performance  would have been lower had the expense limitation not been in effect.

                                                                              41

Delaware Global Value Fund                                        Institutional Class
                                                                    Year ended 11/30
                                                   2005      2004      2003      2002       2001

Net asset value, beginning of period            $10.840    $8.730    $6.260    $7.410     $8.340

Income (loss) from investment operations:
Net investment income(1)                          0.148     0.180     0.131     0.161      0.149
Net realized and unrealized gain (loss) on
  investments and foreign currencies              1.237     2.053     2.476    (1.101)    (0.370)
                                                -------   -------   -------   -------    -------
Total from investment operations                  1.385     2.233     2.607    (0.940)    (0.221)
                                                -------   -------   -------   -------    -------

Less dividends and distributions from:
Net investment income                            (0.040)   (0.123)   (0.137)   (0.143)    (0.188)
Net realized gain on investments                 (0.485)    -----     -----    (0.067)    (0.521)
                                                -------   -------   -------   -------    -------
Total dividends and distributions                (0.525)   (0.123)   (0.137)   (0.210)    (0.709)
                                                -------   -------   -------   -------    -------

Net asset value, end of period                  $11.700   $10.840    $8.730    $6.260     $7.410
                                                =======   =======   =======   =======    =======

Total return(2)                                   13.28%    25.91%    42.62%   (13.03%)    (3.09%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)          $4,576      $667      $300    $3,114     $3,579
Ratio of expenses to average net assets            1.64%     1.25%     1.25%     1.25%      1.25%
Ratio of expenses to average net assets
  prior to expense limitation                      1.83%     1.91%     1.80%     2.32%      3.42%
Ratio of net investment income to average
  net assets                                       1.31%     1.89%     1.84%     2.28%      1.91%
Ratio of net investment income (loss) to
  average net assets prior to expense
  limitation                                       1.12%     1.23%     1.29%     1.21%    (0.26%)
Portfolio turnover                                   51%       36%       59%       24%        20%

(1)  The  average  shares  outstanding  method  has been  applied  for per share information.
(2)  Total  investment  return is based on the change in net asset value  during the period and assumes  reinvestment of  distributions  at net asset value.
     Total  investment  return  reflects  waivers  and  payment  of  fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                                                              42

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments and foreign currencies
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and  distributions  from-Net realized gain on  investments."  Realized  and  unrealized  gain (loss) on foreign  currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities  denominated in foreign currencies as a result of changes in foreign currency exchange rates.

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover rate
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur, for example, if a Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                                                              43

How to use this glossary

This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity  date.  A bond's  price  changes  prior to  maturity  and is typically inversely related to current interest rates. Generally,  when interest rates rise,  bond prices fall, and when interest  rates fall,  bond prices rise.
See Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Citigroup World ex-U.S. EMI (Extended Market Index)
The Citigroup  World ex-U.S.  EMI is a U.S.  dollar  denominated  float weighted equity  index of  companies  located  outside  the United  States  with a market capitalization  of $100 million or larger  available to  investment.  This index consists of the companies in the lowest 20% in market  capitalization within the
Citigroup Global Equity Broad Market Index.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years;  an  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original  purchase price of an investment used in determining  capital gains and losses.

                                                                              44

Currency exchange rates
The price at which one country's currency can be converted into another's.  This exchange  rate  varies  almost  daily  according  to a wide range of  political, economic, and other factors.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  advisor  for  management services,  expressed as an annual  percentage  of the fund's  average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

Morgan  Stanley  Capital  International  (MSCI) ACWI (All  Country  World Index)
Index(SM)
The MSCI ACWI (All Country  World Index) Index is a free  float-adjusted  market capitalization  index that is designed to measure  equity market  performance in the  global  developed  and  emerging  markets.  As of May 2005  the  MSCI  ACWI consisted of the following 49 developed  and emerging  market  country  indices:
Argentina,  Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia,
Czech Republic,  Denmark, Egypt, Finland,  France,  Germany,  Greece, Hong Kong,
Hungary,  India,  Indonesia,  Ireland,  Israel,  Italy,  Japan,  Jordan,  Korea,
Malaysia, Mexico,

                                                                              45

Morocco, the Netherlands,  New Zealand,  Norway,  Pakistan,  Peru,  Philippines,
Poland,   Portugal,   Russia,  Singapore  Free,  South  Africa,  Spain,  Sweden,
Switzerland, Taiwan, Thailand, Turkey, The United Kingdom, the United States and
Venezuela.

MSCI EAFE(R)(Europe, Australasia, Far East) Index
The MSCI EAFE Index  (Europe,  Australasia,  Far East) is a free  float-adjusted market  capitalization index that is designed to measure developed market equity performance,  excluding  the US &  Canada.  As of May 2005 the MSCI  EAFE  Index
consisted of the  following  21 developed  market  country  indices:  Australia,
Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland,
Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,  Singapore, Spain,
Sweden, Switzerland and the United Kingdom.

MSCI Emerging Markets Index(SM)
The MSCI Emerging Markets Index is a free float-adjusted  market  capitalization index  that is  designed  to measure  equity  market  performance  in the global emerging  markets.  As of May 2005 the MSCI Emerging  Markets Index consisted of the following 26 emerging  market country  indices:  Argentina,  Brazil,  Chile,
China,  Colombia,  Czech Republic,  Egypt, Hungary,  India,  Indonesia,  Israel,
Jordan, Korea, Malaysia, Mexico, Morocco,  Pakistank Peru, Philippines,  Poland,
Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

NASD
The independent  subsidiary of the National  Association of Securities  Dealers,
Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
(S&P), Duff & Phelps, Inc. (Duff), and Fitch, Inc. (Fitch).

Net assets
The total value of all assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily value of one mutual fund share, generally equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value  calculated by dividing the current market price of a share of stock by its annual  earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a  mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

                                                                              46

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares,  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more detailed  information about a fund's organization, management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                                                              47

Appendix A - Bond Ratings

Excerpts from Moody's  description  of its bond ratings:  Aaa--judged  to be the best quality.  They carry the smallest degree of investment risk;  Aa--judged to be of high quality by all  standards;  A--possess  favorable  attributes and are considered  "upper medium" grade  obligations;  Baa--considered  as medium grade obligations.  Interest  payments and principal  security appear adequate for the
present   but   certain   protective   elements   may  be   lacking  or  may  be
characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection  of interest and  principal  payments  may be very  moderate and thereby  not well  safeguarded  during  both good and bad times over the future.
Uncertainty of position  characterizes  bonds in this class;  B--generally  lack characteristics of the desirable investment. Assurance of interest and principal payments or of  maintenance  of other terms of the contract over any long period of time may be small;  Caa--are of poor standing.  Such issues may be in default or there may be  present  elements  of  danger  with  respect  to  principal  or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other  marked  shortcomings;  C--the  lowest rated  class of bonds and issues so rated can be  regarded  as having  extremely poor prospects of ever attaining any real investment standing.

Excerpts  from  S&P's  description  of  its  bond  ratings:  AAA--highest  grade obligations.  They possess the ultimate degree of protection as to principal and interest;  AA--also  qualify as high grade  obligations,  and in the majority of instances  differ from AAA issues only in a small degree;  A--strong  ability to pay  interest  and repay  principal  although  more  susceptible  to  changes in circumstances;  BBB--regarded as having an adequate capacity to pay interest and repay  principal;  BB,  B,  CCC,  CC--regarded,  on  balance,  as  predominantly speculative  with  respect to capacity to pay  interest  and repay  principal in accordance with the terms of the  obligation.  BB indicates the lowest degree of speculation  and CC the  highest  degree of  speculation.  While  such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse  conditions;  C--reserved for income bonds on which no interest is being paid; D--in default,  and payment of interest and/or repayment of principal is in arrears.

                                                                              48

Delaware International Value Equity Fund
Delaware Emerging Markets Fund
Delaware Global Value Fund

Additional  information about the Funds'  investments is available in the Funds'
annual  and  semiannual  reports  to  shareholders.  In the  Funds'  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Funds' performance during the period covered  by the  report.  You can find more  information  about the Funds in the current  Statements  of  Additional  Information  (SAI),  which  we  have  filed electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of a SAI,  or if you have any  questions  about  investing  in these
Funds, you can write to us at 2005 Market Street,  Philadelphia,  PA 19103-7057,
or call toll-free 800 510-4015. The Funds' SAI annual and semi-annual reports to shareholders are also available, free of charge, through the Funds' internet Web site (www.delawareinvesetments.com).  You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information  about the Funds,  including their SAI, can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can get
information on the Public Reference Room by calling the SEC at 202 942-8090.

Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Client Services Representative

800 510-4015

Delaphone Service

800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

                                                                   CUSIP      NASDAQ
Delaware International Value Equity Fund (Institutional Class)   245914403     DEQIX
Delaware Emerging Markets Fund (Institutional Class)             245914817     DEMIX
Delaware Global Value Fund (Institutional Class)                 245914676     DABIX

Investment Company Act file number: 811-6324

PR-048 [--] IVES 2/05
(J8926)

                       STATEMENT OF ADDITIONAL INFORMATION
                                 March 30, 2006

                   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

  Delaware International Value Equity Fund      Delaware Emerging Markets Fund
                           Delaware Global Value Fund
             (formerly, Delaware International Small Cap Value Fund)

                               2005 Market Street
                           Philadelphia, PA 19103-7094

       For more information about the Institutional Classes: 800 510-4015

       For Prospectus, Performance and Information on Existing Accounts of
 Class A Shares, Class B Shares, Class C Shares and Class R Shares: 800 523-1918

               Dealer Services: (BROKER/DEALERS ONLY) 800 362-7500

     This Statement of Additional Information ("Part B") describes shares of the
Delaware  International  Value Equity Fund,  Delaware  Emerging Markets Fund and
Delaware Global Value Fund (each a "Fund" and collectively,  the "Funds"), which are series of Delaware Group Global &  International  Funds (the "Trust").  Each
Fund offers  Class A Shares,  Class B Shares,  Class C Shares and Class R Shares
(collectively, the "Fund Classes"). Each Fund also offers an Institutional Class
(together referred to the "Institutional  Classes").  All references to "shares"
in this Part B refer to all Classes of shares,  except where  noted.  The Funds'
investment  advisor  is  Delaware  Management  Company,  a  series  of  Delaware
Management Business Trust (the "Manager").  Mondrian Investment  Partners,  Ltd.
("Mondrian")  (formerly known as Delaware International Advisers Ltd.) serves as sub-advisor  for the  Delaware  International  Value  Equity  Fund and  Delaware
Emerging Markets Fund.

     This  Part  B  supplements  the   information   contained  in  the  current
Prospectuses  for the Funds,  each dated March 30, 2006,  as they may be amended from time to time. This Part B should be read in conjunction with the applicable
Prospectus.  Part B is  not  itself  a  Prospectus  but  is,  in  its  entirety, incorporated by reference into each Prospectus.  A Prospectus may be obtained by writing or calling your  investment  dealer or by contacting the Funds' national distributor,  Delaware  Distributors,  L.P.  (the  "Distributor"),  at the above address or by calling the above phone numbers. The Funds' financial  statements, the notes  relating  thereto,  the  financial  highlights  and the report of the independent registered public accounting firm are incorporated by reference from the Annual  Reports  into this Part B. The Annual  Reports  will  accompany  any request  for Part B. The Annual  Reports can be  obtained,  without  charge,  by calling 800 523-1918.

                                  Page                                 Page

Cover Page                                 Purchasing Shares             39
Fund History                         1     Investment Plans              52
Investment Restrictions              1    Determining Offering Price
Investment Strategies and Risks      5      and Net Asset Value          55
Disclosure of Portfolio Holdings    16     Redemption and Exchange       56
Management of the Trust             17     Dividends, Distributions
Investment Advisor and                       and Taxes                   63
  Other Service Providers           26     Performance Information       69
Portfolio Managers                  31     Financial Statements          69
Trading Practices and Brokerage     37     Principal Holders             70
Capital Stock                       38     Appendix A - Description
                                             of Ratings                  72

                                  FUND HISTORY

     The Trust was  organized  as a  Maryland  corporation  on May 30,  1991 and reorganized as a Delaware statutory trust on November 23, 1999.

Classification
     The Trust is an open-end  management  investment  company.  While  Delaware
Emerging  Markets Fund intends to seek to qualify as a "diversified"  investment company under  provisions of Subchapter M of the Code,  none of these Funds will be diversified  under the Investment  Company Act of 1940, as amended (the "1940
Act").  Thus,  while at least  50% of each  such  Fund's  total  assets  will be represented by cash, cash items, U.S. government securities and other securities limited in respect  of any one  issuer to an amount not  greater  than 5% of the
Fund's  total  assets,  it will not  satisfy  the 1940 Act  requirement  in this respect,  which applies that test to 75% of the Fund's assets. A non-diversified portfolio is believed to be subject to greater risk because  adverse  effects on the  portfolio's  security  holdings may affect a larger  portion of the overall assets.

                      INVESTMENT RESTRICTIONS AND POLICIES

Investment Objective
     Each Fund's  investment  objective is  non-fundamental,  and may be changed without shareholder  approval.  However,  the Board of Trustees must approve any changes  to  non-fundamental  investment  objectives  and  a  Fund  will  notify shareholders prior to a material change in the Fund's objective.

Fundamental Investment Restrictions
     The  Trust  has  adopted  the  following  restrictions  for each  Fund,  as applicable  which  cannot  be  changed  without  approval  by the  holders  of a
"majority" of the respective Fund's outstanding  shares,  which is a vote by the holders  of the  lesser of a) 67% or more of the  voting  securities  present in person  or by  proxy  at a  meeting,  if the  holders  of more  than  50% of the outstanding  voting  securities are present or represented by proxy;  or b) more than  50% of the  outstanding  voting  securities.  The  percentage  limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:
     1.   Make investments that will result in the  concentration  (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers  primarily  engaged in the same industry,  provided that this  restriction  does not limit the Fund from  investing  in  obligations issued or guaranteed by the U.S. government,  its agencies or instrumentalities, or in tax-exempt  obligations or certificates of deposit.  A Fund may, from time to time, make  investments that will result in the  concentration  (as that term may be  defined  in the 1940  Act,  any rule or order  thereunder,  or SEC staff interpretation  thereof) of its  investments in the securities of issuers within various industries or industry groupings.

     2.   Borrow money or issue senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.   Underwrite the  securities of other issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4.   Purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

                                                                               1

     5.   Purchase or sell physical commodities,  unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6.   Make loans,  provided that this  restriction does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the prospectus,  each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

     1.   Each  Fund is  permitted  to  invest  in other  investment  companies, including  open-end,  closed-end or unregistered  investment  companies,  either within  the  percentage  limits  set  forth in the 1940  Act,  any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in  connection  with a  merger,  reorganization,  consolidation  or other similar  transaction.  However,  each Fund may not  operate as a "fund of funds"
which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

     2. Each Fund may not invest  more than 15% of its net assets in  securities which it cannot sell or dispose of in the  ordinary  course of  business  within seven  days at  approximately  the  value at  which  the  Fund  has  valued  the investment.

Delaware  International  Value  Equity Fund and Delaware  Emerging  Markets Fund
shall not:

     1.   For Delaware  International  Value Equity Fund, as to 75% of its total assets,  and for Delaware  Emerging Markets Funds, as to 50% of their respective total  assets,  invest  more  than 5% of their  respective  total  assets in the securities of any one issuer (other than obligations  issued,  or guaranteed by, the U.S. government, its agencies or instrumentalities).

     2.   Delaware  Emerging  Markets Fund may invest in securities of open-end, closed-end  and  unregistered  investment  companies,  in  accordance  with  the limitations contained in the 1940 Act.

     3.   Make loans,  except to the extent that  purchases of debt  obligations
(including  repurchase  agreements)  in  accordance  with  a  Fund's  investment objective and policies,  are considered  loans and except that the Fund may loan up to 25% of its assets to qualified  broker/dealers or institutional  investors for their use relating to short sales or other security transactions.

     4.   Purchase or sell real estate or real estate limited partnerships, but this  shall not  prevent a Fund from  investing  in  securities  secured by real estate or interests therein.

     5.   For Delaware  International  Value Equity Fund, purchase more than 10%
of the outstanding  voting  securities of any issuer, or invest in companies for the purpose of exercising control or management.

     6.   Engage in the  underwriting  of  securities of other  issuers,  except that, in connection with the  disposition of a security,  the Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.

     7.   Make any investment  which would cause 25% or more of its total assets to be invested in the securities of issuers all of which conduct their principal business  activities in the same industry.  This  restriction  does not apply to obligations  issued  or  guaranteed  by the U.S.  government,  its  agencies  or instrumentalities.

     8.   For Delaware  International Value Equity Fund, write, purchase or sell options,  puts,  calls or combinations  thereof,  except that such Fund may: (a)
purchase  call options to the extent that the premiums  paid on all  outstanding call options do not exceed 2% of such Fund's total assets; (b) write secured put options;  (c) write covered call  options;  and (d) purchase put options if such
Fund owns the security  covered by the put option at the time of

                                                                               2

purchase,  and provided that premiums paid on all put options outstanding do not exceed 2% of its total assets. Such Fund may sell put or call options previously purchased  and enter into closing  transactions  with respect to the  activities noted above.

     9.   Purchase or sell commodities or commodity contracts,  except that each
Fund may enter into  futures  contracts  and  options on  futures  contracts  in accordance with its respective  prospectuses,  subject to investment restriction
10 below.

     10.  Enter into futures  contracts or options  thereon,  except that a Fund may enter into futures contracts and options thereon to the extent that not more than 5% of the Fund's assets are required as futures  contract  margin  deposits and  premiums  on options  and only to the extent  that  obligations  under such contracts and transactions represent not more than 20% of the Fund's assets.

     11.  Make short  sales of  securities,  or purchase  securities  on margin, except  that a Fund may  satisfy  margin  requirements  with  respect to futures transactions.

     12.  For Delaware  International  Value Equity Fund, invest more than 5% of the value of its total assets in securities  of companies  less than three years old.  Such  three-year  period shall  include the  operation of any  predecessor company or companies.

     13.  For Delaware  International  Value Equity Fund, purchase or retain the securities of any issuer which has an officer, trustee or security holder who is a trustee or officer of Global Funds or of its investment  manager if or so long as the  trustees  and  officers of Global  Funds and of its  investment  manager together  own  beneficially  more  than 5% of any  class of  securities  of such issuer.

     14.  For Delaware  International  Value Equity Fund, invest in interests in oil, gas or other mineral exploration or development programs or leases.

     15.  For Delaware  International Value Equity Fund, invest more than 10% of the Fund's total  assets in  repurchase  agreements  maturing in more than seven days and other illiquid assets,  and for Delaware  Emerging Markets Fund, invest more than 15% of the Fund's total assets in  repurchase  agreements  maturing in more than seven days and other illiquid assets.

     16.  Borrow money in excess of one-third of the value of its net assets and then only as a temporary  measure for  extraordinary  purposes or to  facilitate redemptions.  Any borrowing will be done from a bank and to the extent that such borrowing  exceeds 5% of the value of a Fund's net assets,  asset coverage of at least 300% is required.  In the event that such asset coverage shall at any time fall below 300%,  a Fund shall,  within  three days  thereafter  (not  including
Sunday or holidays) or such longer  period as the SEC may prescribe by rules and regulations,  reduce the  amount of its  borrowings  to such an extent  that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net  assets.  A Fund will not issue  senior  securities  as defined in the 1940 Act, except for notes to banks.

     Although not  considered  to be a fundamental  policy,  restriction 5 above will  apply to each of the  Funds of  Global  Funds  as a  whole.  In  addition, although not  considered a fundamental  policy,  for purposes of  restriction 15 above,  securities  of  foreign  issuers  which are not  listed on a  recognized domestic  or foreign  exchange or for which a bona fide market does not exist at the time of purchase or  subsequent  valuation  are  included in the category of illiquid  assets.  As to Delaware  International  Value Equity Fund and Delaware
Emerging  Markets Fund,  although not considered to be a fundamental  investment restriction,  each Fund will invest no more than 5% of its respective  assets in warrants.

Delaware Global Value Fund shall not:

     1.   As to 75% of its total assets, invest more than 5% of its total assets in the  securities  of  any  one  issuer  (other  than  obligations  issued,  or guaranteed by, the U.S. government, its agencies or instrumentalities).

     2.   Invest 25% or more of its total  assets in any one  industry  provided that there is no limitation with respect to investments in obligations issued or guaranteed as to principal or interest by the U.S.  Government,  its agencies or instrumentalities.

                                                                               3

     3.   Make  loans  other  than  by the  purchase  of all or a  portion  of a publicly  or  privately  distributed  issue of bonds,  debentures  or other debt securities of the types commonly  offered publicly or privately and purchased by financial  institutions  (including repurchase  agreements),  whether or not the purchase was made upon the original issuance of the securities,  and except that the Fund may  loan its  assets  to  qualified  broker/dealers  or  institutional investors.

     4.   Engage in  underwriting  of securities of other  issuers,  except that portfolio securities,  including securities purchased in private placements, may be acquired under  circumstances  where, if sold, the Fund might be deemed to be an  underwriter  under the 1933 Act. No limit is placed on the proportion of the
Fund's assets which may be invested in such securities.

     5.   Borrow  money  or  issue  senior  securities,  except  to  the  extent permitted  by the 1940 Act or any rule or  order  thereunder  or  interpretation thereof.  Subject to the foregoing, the Fund may engage in short sales, purchase securities on margin, and write put and call options.

     6.   Purchase or sell physical commodities or physical commodity contracts, including  physical  commodity options or futures contracts in a contract market or other futures market.

     7.   Purchase  or sell real  estate;  provided  that the Fund may invest in securities  secured by real estate or  interests  therein or issued by companies which invest in real estate or interests therein.

                                      * * *

     In applying the Funds' fundamental policy concerning  concentration that is described  above,  it is a matter of  non-fundamental  policy that:  (i) utility companies will be divided  according to their  services,  for example,  gas, gas transmission,  electric  and  telephone  will  each  be  considered  a  separate industry;  (ii) financial service companies will be classified  according to the end users of their services,  for example,  automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

Portfolio Turnover
     Portfolio  trading  will  be  undertaken  principally  to  accomplish  each
Portfolio's respective investment objective.  The Portfolios are free to dispose of portfolio  securities  at any time,  subject to  complying  with the Internal
Revenue Code and the 1940 Act, when changes in  circumstances or conditions make such a move  desirable  in  light  of  each  Portfolio's  respective  investment objective.  The  Portfolios  will not  attempt  to  achieve  or be  limited to a
predetermined  rate  of  portfolio  turnover.   Such  turnover  always  will  be
incidental to transactions  undertaken with a view to achieving each Portfolio's respective investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a fund's portfolio.  A turnover rate of 100% would occur, for example, if all of a
Portfolio's investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently  traded. The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Portfolio's  shares. A high rate of portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective,  a Portfolio may hold securities for any period of time.

     The Funds generally expect to have a portfolio turnover rate below 100%.

     For the fiscal years ended November 30, 2005 and 2004, the Funds' portfolio turnover rates were as follows:

 -------------------------------------------- --------------- --------------
 Funds                                                  2005           2004
 -------------------------------------------- --------------- --------------
 Delaware International Value Equity Fund                14%             7%
 -------------------------------------------- --------------- --------------
 Delaware Emerging Markets Fund                          25%            34%
 -------------------------------------------- --------------- --------------
 Delaware Global Value Fund                              51%            36%
 -------------------------------------------- --------------- --------------

                                                                               4

                         INVESTMENT STRATEGIES AND RISKS

     The Funds' investment objectives, strategies and risks are described in the
Prospectuses.  Certain additional  information is provided below. All investment strategies  of  the  Funds  are  non-fundamental  and  may  be  changed  without shareholder approval, except those identified below as fundamental restrictions.

Brady Bonds
     Delaware Emerging Markets Fund and Delaware Global Value Fund may invest in
Brady Bonds  consistent with their  investment  objective.  Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by the U.S.  Treasury  Secretary,  Nicholas F. Brady in 1989, as a mechanism for
debtor  nations  to  restructure   their   outstanding   external   indebtedness
(generally, commercial bank debt). Brady Bonds tend to be lower quality and more speculative than securities of developed  country  issuers.  We believe that the economic  reforms  undertaken  by countries in  connection  with the issuance of
Brady Bonds makes the debt of countries that have issued or have announced plans to issue Brady Bonds a viable opportunity for investment.

Depositary Receipts
     The Funds may  invest in  sponsored  and  unsponsored  American  Depositary
Receipts ("ADRs"),  European  Depositary Receipts ("EDRs") and Global Depositary
Receipts  ("GDRs")  that are  actively  traded in the  United  States.  ADRs are receipts  typically  issued  by a U.S.  bank or  trust  company  which  evidence ownership of underlying  securities  issued by a foreign  corporation.  EDRs and
GDRs are  receipts  issued by  non-U.S.  Banks or trust  companies  and  foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S.
securities.  "Sponsored"  ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying  security and a Depositary,  and "unsponsored" ADRs, EDRs or GDRs are issued without the  participation  of the issuer of the deposited  security.
Holders of unsponsored  ADRs,  EDRs or GDRs generally bear all the costs of such facilities  and  the  Depositary  of an  unsponsored  ADR,  EDR or GDR  facility frequently  is under no  obligation  to  distribute  shareholder  communications received  from the issuer of the  deposited  security or to pass through  voting rights to the holders of such receipts in respect of the  deposited  securities.
Therefore,  there may not be a correlation  between  information  concerning the issuer of the security and the market value of an  unsponsored  ADR, EDR or GDR.
ADRs may be listed on a  national  securities  exchange  or may be traded in the over-the-counter  market.  EDRs and GDRs traded in the  over-the-counter  market which do not have an active or substantial  secondary  market will be considered illiquid and therefore will be subject to a Portfolio's  limitation with respect to such  securities.  ADR prices are  denominated in U.S.  dollars  although the underlying  securities  are  denominated in a foreign  currency.  Investments in
ADRs,  EDRs  and  GDRs  involve  risks  similar  to  those  accompanying  direct investments in foreign securities.

Foreign Currency Transactions
     Although the Funds value their assets daily in terms of U.S. dollars,  they do not intend to convert their holdings of foreign  currencies into U.S. dollars on a daily basis. Each Fund will,  however,  from time to time, purchase or sell foreign  currencies  and/or engage in forward foreign  currency  transactions in order to expedite settlement of portfolio  transactions and to minimize currency value  fluctuations.  Each  Fund  may  conduct  its  foreign  currency  exchange transactions  on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign currency  exchange market or through entering into contracts to purchase or sell foreign  currencies at a future date (i.e., a "forward foreign currency"
contract or "forward"  contract).  A forward contract  involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed number of days from the date of the contract,  agreed upon by the parties,  at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors  should be aware of the costs of currency conversion.

     A Fund  may  enter  into  forward  contracts  to "lock  in" the  price of a security it has agreed to purchase  or sell,  in terms of U.S.  dollars or other currencies  in which the  transaction  will be  consummated.  By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign  currency,  of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss  resulting  from an adverse  change in currency  exchange  rates during the period  between the date the security is purchased or sold and the date on which payment is made or received.

                                                                               5

     A Fund may purchase or sell  currencies  and/or  engage in forward  foreign currency transactions in order to expedite settlement of portfolio  transactions and to minimize currency value fluctuations.

     Forward  foreign  currency  contracts  are traded in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

     A Fund will not enter into forward  contracts or maintain a net exposure to such contracts  where the  consummation of the contracts would obligate the Fund to deliver an amount of  foreign  currency  in excess of the value of the Fund's securities or other assets denominated in that currency.

     At the maturity of a forward contract, a Fund may either sell the portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  its  contractual  obligation  to deliver  the  foreign currency by purchasing an  "offsetting"  contract with the same currency  trader obligating  it to purchase,  on the same maturity  date,  the same amount of the
foreign   currency.   The  Fund  may  realize  a  gain  or  loss  from  currency transactions.

     A Fund  also may  purchase  and  write  put and  call  options  on  foreign currencies  (traded on U.S.  and  foreign  exchanges  or  over-the-counter)  for hedging purposes to protect against declines in the U.S. dollar value of foreign securities  held by the Fund and against  increases  in the U.S.  dollar cost of such securities to be acquired.  Call options on foreign  currency  written by a
Fund will be covered,  which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the
Fund will establish a segregated  account with its Custodian Bank  consisting of cash, U.S.  government  securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon  exercise of the put.

     As in the case of other  kinds of  options,  the  writing  of an  option on foreign  currency will  constitute only a partial hedge, up to the amount of the premium  received,  and Delaware Global Value Fund could be required to purchase or sell foreign currencies at disadvantageous  exchange rates, thereby incurring losses.  The  purchase  of an option  on  foreign  currency  may  constitute  an effective hedge against fluctuations in exchange rates,  although,  in the event of rate movements adverse to Delaware Global Value Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Foreign Securities
     Investors  should  recognize  that  investing in foreign  issuers  involves certain  considerations,  including those set forth in the Funds'  Prospectuses, which are not typically  associated  with  investing in United  States  issuers.
Since the stocks of foreign  companies  are  frequently  denominated  in foreign currencies,  and since a Fund may temporarily  hold uninvested  reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations,  and may incur costs in connection with conversions between various currencies.  The investment policies of each Fund permit it to enter into forward foreign currency  exchange contracts in order to hedge each Fund's holdings and commitments against changes in the level of future currency rates.  Such contracts  involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     Each Fund may be  subject  to  foreign  withholding  taxes on  income  from certain foreign securities.  This, in turn, could reduce a Fund's  distributions paid to shareholders.

Futures
     Each Fund may enter  into  contracts  for the  purchase  or sale for future delivery of securities or foreign  currencies.  While futures  contracts provide for the delivery of securities,  deliveries usually do not occur.  Contracts are generally  terminated by entering into an  offsetting  transaction.  When a Fund enters into a futures  transaction,  it must  deliver to the futures  commission merchant  selected by the Fund an amount  referred to as "initial  margin." This amount is  maintained  by the futures  commission  merchant in an account at the
Fund's custodian bank.  Thereafter,  a "variation  margin" may be paid by a Fund to, or drawn by the Fund from,  such account in accordance

                                                                               6

with controls set for such accounts,  depending upon changes in the price of the underlying securities subject to the futures contract.

     In  addition,  when a Fund engages in futures  transactions,  to the extent required by the SEC,  it will  maintain  with its  custodian  bank,  assets in a segregated  account to cover its  obligations  with  respect to such  contracts, which  assets  will  consist of cash,  cash  equivalents  or high  quality  debt securities  from its portfolio in an amount equal to the difference  between the fluctuating  market value of such futures  contracts and the aggregate  value of the margin payments made by a Fund with respect to such futures contracts.

     Each Fund may enter into such  futures  contracts  to protect  against  the adverse affects of  fluctuations  in interest or foreign  exchange rates without actually buying or selling the securities or foreign currency.  For example,  if interest  rates are  expected  to  increase,  a Fund might  enter  into  futures contracts for the sale of debt securities.  Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase,  the value of the debt  securities in the portfolio would decline,  but the value of the futures  contracts to a Fund would increase at approximately the same rate,  thereby keeping the net asset value of the Fund from  declining  as much  as it  otherwise  would  have.  Similarly,  when it is expected that interest rates may decline,  futures contracts may be purchased to hedge in  anticipation  of subsequent  purchases of securities at higher prices.
Since the  fluctuations in the value of futures  contracts  should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt  securities  without  actually  buying  them  until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

     With  respect to options  on  futures  contracts,  when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures  contract is similar in some respects to the purchase of a call option on an individual  security.  Depending on the pricing of the option  compared to either the price of the futures contract upon which it is based, or the price of the underlying debt  securities,  it may or may not be less risky than ownership of the futures contract or underlying debt  securities.  As with the purchase of futures  contracts,  when a Fund is not fully  invested,  it may purchase a call option on a futures  contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures  contract  constitutes  a partial hedge against the declining  price of the security or foreign  currency which is deliverable upon exercise of the futures  contract.  If the futures price at the expiration  of the option is below the  exercise  price,  a Fund will retain the full amount of the option  premium  which  provides a partial  hedge against any decline that may have occurred in the Fund's portfolio holdings.  The writing of a put option on a futures  contract  constitutes  a partial  hedge  against  the increasing  price of the security or foreign  currency which is deliverable upon exercise of the futures contract.  If the futures price at the expiration of the option is higher than the exercise  price,  the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

     If a put or call  option a Fund has  written  is  exercised,  the Fund will incur a loss which will be  reduced  by the amount of the  premium it  receives.
Depending  on the  degree of  correlation  between  changes  in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses  from  existing  options on futures  may, to some  extent,  be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures  contract  is similar in some  respects  to the  purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge the Fund's  portfolio  against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected  direction,  a Fund may not achieve the  anticipated  benefits  of futures  contracts  or options on futures  contracts  or may  realize  a loss.  For  example,  if a Fund is hedged against the  possibility of an increase in interest rates which would  adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its  securities  which it has  because  it will  have  offsetting  losses in its futures position. In addition, in such situations,  if the Fund had insufficient cash,  it may be required to sell  securities  from its  portfolio to meet daily variation  margin

                                                                               7

requirements.  Such sales of  securities  may, but will not  necessarily,  be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further,  with respect to options on futures contracts,  a Fund may seek to close out an option  position  by  writing  or  buying  an  offsetting  position covering the same  securities or contracts and have the same exercise  price and expiration  date.  The ability to establish  and close out  positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Investment Company Securities
     Any  investments  that  a Fund  makes  in  either  closed-end  or  open-end investment  companies  will be limited by the 1940 Act,  and would  involve that
Fund's pro rata payment of a portion of the expenses,  including  advisory fees, of such other investment companies.  Under the 1940 Act's limitations,  the Fund may not (1) own more than 3% of the voting stock of another investment  company;
(2)  invest  more than 5% of the  Fund's  total  assets in the shares of any one investment  company;  nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Non-Traditional Equity Securities
     Delaware  Emerging  Markets  Fund and  Delaware  Global Value Fund may each invest in convertible preferred stocks that offer enhanced yield features,  such as Preferred Equity  Redemption  Cumulative  Stock  ("PERCS"),  which provide an investor, such as the Funds, with the opportunity to earn higher dividend income than is  available on a company's  common  stock.  A PERCS is a preferred  stock which  generally  features a  mandatory  conversion  date,  as well as a capital appreciation  limit which is usually  expressed in terms of a stated price. Upon the conversion  date,  most PERCS convert into common stock of the issuer (PERCS
are  generally  not  convertible  into  cash  at  maturity).   Under  a  typical
arrangement,  if after a predetermined number of years the issuer's common stock is trading at a price below that set by the  capital  appreciation  limit,  each
PERCS would  convert to one share of common  stock.  If,  however,  the issuer's common  stock is trading at a price above that set by the  capital  appreciation limit,  the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market  price of the  issuer's  common  stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection.
However,  if called  early,  the issuer may pay a call  premium  over the market price to the investor.  This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     The Funds may also invest in other enhanced convertible  securities.  These
include  but  are  not  limited  to  ACES   (Automatically   Convertible  Equity
Securities),  PEPS  (Participating  Equity Preferred  Stock),  PRIDES (Preferred
Redeemable  Increased  Dividend Equity  Securities),  SAILS (Stock  Appreciation
Income Linked  Securities),  TECONS (Term  Convertible  Notes),  QICS (Quarterly
Income   Cumulative   Securities)  and  DECS  (Dividend   Enhanced   Convertible
Securities).  ACES, PEPS,  PRIDES,  SAILS,  TECONS,  QICS, and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation; they are typically issued with three to four-year maturities; they typically  have some built-in call  protection for the first two to three years;
investors have the right to convert them into shares of common stock at a preset conversion  ratio or hold them  until  maturity;  and upon  maturity,  they will automatically  convert to either cash or a specified  number of shares of common stock.

Options
     Each Fund may  purchase  call  options or purchase put options and will not engage in option strategies for speculative purposes.

     Each  Fund  may  invest  in  options  that are  either  listed  on U.S.  or
recognized    foreign    exchanges   or   traded    over-the-counter.    Certain
over-the-counter  options may be illiquid. Thus, it may not be possible to close options  positions  and this may have an adverse  impact on a Fund's  ability to effectively hedge its securities. A Fund will

                                                                               8

not,  however,  invest more than 15% (or, in the case of Delaware  International
Value Equity Fund, 10%) of its assets in illiquid securities.

     Purchasing Call Options:  Each Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets.

     When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the  option,  the Fund  obtains  the right to buy the  security underlying the option at a specified  exercise price at any time during the term of the option.  The writer of the call  option,  who  receives  the premium upon writing the option, has the obligation,  upon exercise of the option, to deliver the underlying  security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio  characteristics  and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     A Fund may, following the purchase of a call option, liquidate its position by  effecting a closing sale  transaction.  This is  accomplished  by selling an option  of the same  series  as the  option  previously  purchased.  A Fund will realize a profit from a closing sale  transaction  if the price  received on the transaction  is more than the premium paid to purchase the original call option;
a Fund will realize a loss from a closing sale transaction if the price received on the  transaction  is less than the premium paid to purchase the original call option.

     Although a Fund will  generally  purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an Exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing  transactions in  particular  options,  with the result that a Fund would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by a Fund may expire without any value to the Fund.

     Purchasing  Put Options:  Each Fund may invest up to 2% of its total assets in the purchase of put options.  A Fund will, at all times during which it holds a put option, own the security covered by such option.

     A put  option  purchased  by a Fund  gives it the  right to sell one of its securities  for an agreed price up to an agreed date. A Fund intends to purchase put  options  in order to protect  against a decline in the market  value of the underlying  security  below the  exercise  price less the  premium  paid for the option  ("protective  puts").  The ability to purchase  put options will allow a
Fund to protect  unrealized  gain in an  appreciated  security in its  portfolio without actually selling the security. If the security does not drop in value, a
Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities  underlying such option.  Such sale will  result in a net gain or loss  depending  on whether the amount  received  on the  sale is  more  or less  than  the  premium  and  other transaction costs paid on the put option which is sold.

     A Fund may sell a put option purchased on individual portfolio  securities.
Additionally,  a Fund may enter into closing sale  transactions.  A closing sale transaction  is one in which a Fund,  when it is the  holder  of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

Options on Foreign Currencies
     Each Fund may purchase and write options on foreign  currencies for hedging purposes  in a manner  similar  to that in which  futures  contracts  on foreign currencies,  or forward contracts,  will be utilized.  For example, a decline in the  dollar  value of a  foreign  currency  in which  portfolio  securities  are denominated will reduce the dollar value of such securities, even if their value in the foreign  currency  remains  constant.  In order to protect  against  such diminutions  in the  value of  portfolio  securities,  a Fund may  purchase  put options on the foreign  currency.  If the value of the currency does decline,  a
Fund will have the right to sell such currency for a fixed amount in dollars and will thereby  offset,  in whole or in part,  the adverse effect on its portfolio which otherwise would have resulted.

                                                                               9

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such securities,  a Fund may purchase call options thereon. The purchase of such options could  offset,  at least  partially,  the effects of the adverse movement in exchange rates.  As in the case of other types of options,  however, the benefit to a Fund deriving from purchases of foreign  currency  options will be  reduced by the amount of the  premium  and  related  transaction  costs.  In addition,  where currency  exchange rates do not move in the direction or to the extent  anticipated,  a Fund could  sustain  losses on  transactions  in foreign currency  options  which  would  require  it to forego a  portion  or all of the benefits of advantageous changes in such rates.

     A Fund may  write  options  on  foreign  currencies  for the same  types of hedging purposes.  For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated  securities due to adverse fluctuations in exchange  rates,  it could,  instead of  purchasing  a put option,  write a call option on the relevant currency. If the expected decline occurs, the option will most  likely not be  exercised,  and the  diminution  in the value of  portfolio securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to  hedge  against  an anticipated  increase in the dollar cost of  securities  to be acquired,  a Fund could write a put option on the relevant  currency  which,  if rates move in the manner  projected,  will  expire  unexercised  and  allow a Fund to  hedge  such increased cost up to the amount of the premium. As in the case of other types of options,  however, the writing of a foreign currency option will constitute only a partial  hedge up to the amount of the premium,  and only if rates move in the expected direction.  If this does not occur, the option may be exercised and the
Fund would be required to  purchase  or sell the  underlying  currency at a loss which may not be offset by the amount of the  premium.  Through  the  writing of options on foreign  currencies,  a Fund also may be  required to forego all or a portion of the benefit which might  otherwise  have been obtained from favorable movements in exchange rates.

     Each Fund intends to write  covered call options on foreign  currencies.  A call option  written on a foreign  currency by a Fund is  "covered"  if the Fund owns the underlying  foreign currency covered by the call or has an absolute and immediate  right to  acquire  that  foreign  currency  without  additional  cash consideration (or for additional cash consideration held in a segregated account by the Custodian  Bank) upon  conversion  or exchange of other foreign  currency held in its  portfolio.  A call option is also covered if the Fund has a call on the same foreign  currency and in the same principal  amount as the call written where  the  exercise  price  of the call  held (a) is equal to or less  than the exercise price of the call written, or (b) is greater than the exercise price of the call  written if the  difference  is  maintained  by the Fund in cash,  U.S.
government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

     With respect to writing put options, at the time the put is written, a Fund will establish a segregated  account with its custodian bank consisting of cash,
U.S.  government  securities or other  high-grade  liquid debt  securities in an amount  equal in value to the  amount  the  Fund  will be  required  to pay upon exercise of the put. The account will be maintained  until the put is exercised, has expired,  or the Fund has  purchased a closing put of the same series as the one previously written.

     In order to comply with the  securities  laws of one state, a Fund will not write put or call options if the aggregate  value of the  securities  underlying the  calls or  obligations  underlying  the puts  determined  as of the date the options are sold exceed 25% of the Fund's net assets.  Should  state laws change or the Trust receives a waiver of its  application for a Fund, the Funds reserve the right to increase this percentage.

Options on Stock Indices

     A stock index assigns  relative values to the common stocks included in the index  with the index  fluctuating  with  changes  in the  market  values of the underlying common stock.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the

                                                                              10

underlying  index on the date of  exercise,  multiplied  by (ii) a fixed  "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium  received,  to make  delivery of this amount.  Gain or loss to a Fund on transactions  in stock index options will depend on price movements in the stock market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with  stock  options,  a Fund may  offset its  position  in stock  index options  prior to  expiration  by  entering  into a  closing  transaction  on an
Exchange or it may let the option expire unexercised.

     A stock index  fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the
Standard  and Poor's  500(R)Composite  Stock  Price Index ("S&P 500") or the New
York Stock  Exchange  Composite  Index,  or a narrower  market index such as the
Standard & Poor's 100 Index ("S&P  100").  Indices are also based on an industry or  market  segment  such as the AMEX  Oil and Gas  Index  or the  Computer  and
Business  Equipment  Index.  Options on stock  indices are  currently  traded on domestic  exchanges  such as: The Chicago Board Options  Exchange,  the New York
Stock Exchange and American Stock Exchange as well as on foreign exchanges.

     A Fund's  ability to hedge  effectively  all or a portion of its securities through  transactions in options on stock indices depends on the degree to which price  movements in the underlying  index  correlate with price movements in the
Fund's  portfolio  securities.  Since a Fund's  portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently,  a Fund bears the risk that the prices of the  securities  being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative  correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

     Positions  in stock  index  options  may be closed out only on an  Exchange which  provides a  secondary  market.  There can be no  assurance  that a liquid secondary market will exist for any particular stock index option.  Thus, it may not be  possible  to close  such an  option.  The  inability  to  close  options positions could have an adverse impact on a Fund's ability  effectively to hedge its securities.  A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     A Fund will not engage in  transactions  in options  on stock  indices  for speculative  purposes  but only to  protect  appreciation  attained  and to take advantage of the liquidity available in the option markets.

Portfolio Loan Transactions
     Each Fund may loan up to 25% of its assets to qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  1) each  transaction  must  have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit payable by banks acceptable to the Funds from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase,  the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time;  4) the  Fund  must  receive  reasonable  interest  on any  loan,  and any dividends,  interest  or other  distributions  on the lent  securities,  and any increase in the market value of such securities;  5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower;  however, if the Trustees of the Trust know that a material event will occur affecting an investment  loan, they must either terminate  the  loan in order to vote  the  proxy or enter  into an  alternative arrangement with the borrower to enable the trustees to vote the proxy.

                                                                              11

     The  major  risk to  which a Fund  would be  exposed  on a  portfolio  loan transaction  is the risk that the borrower  would go bankrupt at a time when the value of the security  goes up.  Therefore,  each Fund will only enter into loan arrangements  after a review of all  pertinent  facts by the Manager,  under the supervision  of the Board of Trustees,  including  the  creditworthiness  of the borrowing broker, dealer or institution and then only if the consideration to be received  from such  loans  would  justify  the risk.  Creditworthiness  will be monitored on an ongoing basis by the Manager.

Real Estate Investment Trusts (REITs)
     The Funds'  investments  in REITs  present  certain  further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying  property owned by the REITs, while mortgage REITs may be affected by the quality of any credit  extended.  REITs are dependent on management  skills, are not diversified,  and are subject to the risks of financing projects.  REITs whose underlying assets include U.S.  long-term health care properties,  such as nursing,  retirement and assisted living homes,  may be impacted by U.S. federal regulations concerning the health care industry.

     REITs (especially mortgage REITs) are also subject to interest rate risks -
when  interest  rates  decline,  the value of a REIT's  investment in fixed rate obligations can be expected to rise.  Conversely,  when interest rates rise, the value of a REIT's  investment  in fixed  rate  obligations  can be  expected  to decline.  In contrast,  as interest rates on adjustable  rate mortgage loans are reset periodically,  yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates,  causing the value of such investments to fluctuate less  dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial  resources,  may trade less frequently and in a  limited  volume,  and may be  subject  to more  abrupt  or  erratic  price movements than other securities.

Repurchase Agreements
     While  each Fund is  permitted  to do so, it  normally  does not  invest in repurchase agreements, except to invest cash balances.

     The funds in the Delaware Investments family (each a "Delaware  Investments
Fund" and  collectively,  the  "Delaware  Investments  Funds") have  obtained an exemption (the "Order") from the joint-transaction prohibitions of Section 17(d)
of the 1940 Act to allow certain  Delaware  Investments  Funds jointly to invest cash  balances.  Each  Fund  may  invest  cash  balances  in a joint  repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

     A repurchase  agreement is a short-term  investment  by which the purchaser acquires  ownership of a debt security and the seller  agrees to repurchase  the obligation at a future time and set price,  thereby determining the yield during the purchaser's holding period.  Should an issuer of a repurchase agreement fail to repurchase the underlying security,  the loss to a Fund, if any, would be the difference  between the  repurchase  price and the market value of the security.
Each Fund will limit its investments in repurchase agreements to those which the
Manager  determines  to  present  minimal  credit  risks  and  which are of high quality.  In  addition,  a Fund must  have  collateral  of at least  102% of the repurchase price,  including the portion  representing a Fund's yield under such agreements which is monitored on a daily basis.

Rule 144A Securities
     The  Funds may  invest in  restricted  securities,  including  unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule
144A Securities")  under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

     Investing in Rule 144A  Securities  could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified  institutional buyers become,  for a time,  uninterested  in purchasing  these  securities.  After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the

                                                                              12

liquidity  of that  security  to ensure that a Fund has no more than 15% (or, in the case of Delaware  International Value Equity Fund, 10%) of its net assets in illiquid securities.

Russian Securities
     Delaware  Emerging  Markets Fund may invest to a limited  degree in Russian
Securities.  Investing in Russian  companies  involves a high degree of risk and special  considerations  not  typically  associated  with  investing in the U.S.
securities  markets,  and should be considered  highly  speculative.  Such risks include: (1) delays in settling portfolio  transactions and risk of loss arising out of Russia's system of share  registration and custody;  (2) the risk that it may be impossible  or more  difficult  than in other  countries to obtain and/or enforce a judgment;  (3)  pervasiveness  of corruption  and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments;  (5) higher rates of inflation (including the risk of social unrest  associated with periods of  hyper-inflation);  (6) controls on foreign  investment  and  local  practices  disfavoring  foreign  investors  and limitations on repatriation of invested capital,  profits and dividends,  and on the Fund's ability to exchange local currencies for U.S.  dollars;  (7) the risk that the  government  of Russia or other  executive  or  legislative  bodies may decide not to continue to support the economic reform programs implemented since the  dissolution  of the  Soviet  Union and  could  follow  radically  different political  and/or  economic  policies to the detriment of  investors,  including non-market-oriented  policies  such as the support of certain  industries at the expense of other  sectors or  investors,  or a return to the  centrally  planned economy that  existed  prior to the  dissolution  of the Soviet  Union;  (8) the
financial   condition  of  Russian   companies,   including   large  amounts  of
inter-company  debt which may create a payments crisis on a national scale;  (9)
dependency on exports and the corresponding  importance of international  trade;
(10) the risk that the  Russian  tax  system  will not be  reformed  to  prevent
inconsistent,   retroactive  and/or  exorbitant  taxation;   and  (11)  possible
difficulty in identifying a purchaser of securities  held by the Fund due to the underdeveloped nature of the securities markets.

     There is little historical data on Russian  securities markets because they are relatively new and a substantial  proportion of securities  transactions  in
Russia  are  privately  negotiated  outside of stock  exchanges.  Because of the recent formation of the securities markets as well as the  underdeveloped  state
of  the  banking  and  telecommunications  systems,  settlement,   clearing  and
registration  of  securities  transactions  are  subject to  significant  risks.
Ownership of shares (except where shares are held through depositories that meet the  requirements  of the 1940  Act) is  defined  according  to  entries  in the company's share register and normally evidenced by extracts from the register or by formal share certificates.  However,  there is no central registration system for shareholders and these services are carried out by the companies  themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective  state  supervision and it is possible for the Fund to lose its registration through fraud,  negligence or even mere oversight. In addition, while applicable  Russian  regulations impose liability on registrars for losses resulting  from their  errors,  it may be difficult  for the Fund to enforce any rights it may have  against the  registrar  or issuer of the  securities  in the event of loss of share  registration.  Furthermore,  although  a Russian  public enterprise with more than 1,000  shareholders is required by law to contract out the maintenance of its shareholder  register to an independent entity that meets certain  criteria,  in practice  this  regulation  has not always been  strictly enforced.  Because of this lack of independence,  management of a company may be able to  exert  considerable  influence  over  who can  purchase  and  sell  the company's  shares by  illegally  instructing  the  registrar to refuse to record transactions  in the share  register.  This  practice  may prevent the Fund from investing in the securities of certain Russian  companies deemed suitable by the
Investment  Manager.  Further,  this  also  could  cause a delay  in the sale of
Russian  company  securities  by the Fund if a  potential  purchaser  is  deemed unsuitable, which may expose the Fund to potential loss on the investment.

U.S. Government Securities
     Although not a principal  strategy for the Funds,  for temporary  defensive purposes,  the Funds may invest in high quality debt  instruments  issued by the
U.S. government,  its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by U.S. companies

Zero-Coupon Securities
     Each Fund may also invest in zero-coupon bonds.  Zero-coupon bonds are debt obligations that do not entitle the holder to any periodic  payments of interest before  maturity or a specific  date when the  securities  begin paying  current interest.  Therefore,  they are issued and traded at a discount  from their face amounts or par value.

                                                                              13

The market prices of zero-coupon securities are generally more volatile than the market prices of  securities  that pay interest  periodically  and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality.  Current federal income tax law  requires  that a holder of a  taxable  zero-coupon  security  report as income each year the portion of the  original  issue  discount of such  security that  accrues  that year,  even though the holder  receives no cash  payments of interest  during the year.  The Fund has  qualified  as a  regulated  investment company  under the Code.  Accordingly,  during  periods when a Fund  receives no interest payments on its zero-coupon  securities,  it will be required, in order to maintain its desired tax  treatment,  to distribute  cash  approximating  the income  attributable to such securities.  Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above.

Special Risk Considerations
     Foreign Securities Risks. Each Fund has the right to purchase securities in any developed,  underdeveloped  or emerging  country.  Investors should consider carefully the  substantial  risks involved in investing in securities  issued by companies and governments of foreign nations. These risks are in addition to the usual risks  inherent  in  domestic  investments.  There is the  possibility  of expropriation,  nationalization  or  confiscatory  taxation,  taxation of income earned in foreign  nations or other taxes imposed with respect to investments in foreign nations,  foreign exchange control (which may include  suspension of the ability  to  transfer  currency  from  a  given  country),  default  in  foreign
government   securities,   political  or  social   instability   or   diplomatic
developments  which could affect  investments  in securities of issuers in those nations.

     In  addition,  in many  countries,  there is  substantially  less  publicly available information about issuers than is available in reports about companies in the United States.  Foreign companies are not subject to uniform  accounting,
auditing  and  financial  reporting   standards,   and  auditing  practices  and
requirements  may  not be  comparable  to  those  applicable  to  United  States companies.  In  particular,  the assets and profits  appearing on the  financial statements  of a  developing  or  emerging  country  issuer may not  reflect its financial  position or results of  operations in the way they would be reflected had the financial statements been prepared in accordance with the United States'
generally  accepted  accounting  principles.  Also,  for an  issuer  that  keeps accounting records in local currency, inflation accounting rules may require for both tax and  accounting  purposes,  that  certain  assets  and  liabilities  be restated on the  issuer's  balance  sheet in order to express  items in terms of currency or constant  purchasing  power.  Inflation  accounting  may  indirectly generate  losses or  profits.  Consequently,  financial  data may be  materially affected by restatements  for inflation and may not accurately  reflect the real condition of those issuers and securities markets.

     Further,  a Fund may  encounter  difficulty  or be unable  to pursue  legal remedies and obtain judgments in foreign courts.  Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States,  are likely to be higher.  Further,  the settlement  period of securities  transactions  in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries,  there is less government  supervision and regulation of business and industry practices,  stock exchanges,  brokers and listed companies than in the United  States,  and capital  requirements  for brokerage  firms are generally  lower.  The foreign  securities  markets of many of the  countries in which a Fund may invest may also be smaller,  less liquid and subject to greater price volatility than those in the United States.

     Emerging Markets Securities Risks.  Compared to the United States and other developed  countries,  emerging  countries may have volatile social  conditions, relatively unstable governments and political systems, economies based on only a few industries  and economic  structures  that are less diverse and mature,  and securities markets that trade a small number of securities,  which can result in a low or nonexistent volume of trading.  Prices in these securities markets tend to be volatile  and, in the past,  securities  in these  countries  have offered greater  potential  for  gain (as well as loss)  than  securities  of  companies located in developed countries.  Until recently,  there has been an absence of a
capital  market  structure  or  market-oriented   economy  in  certain  emerging
countries.  Further,  investments and  opportunities  for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging  countries.  These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners,  limits on the types of companies in which  foreigners  may invest and  prohibitions  on foreign  investments  in issuers or  industries  deemed  sensitive  to  national interests.

                                                                              14

Additional  restrictions  may be imposed at any time by these or other countries in which a Fund invests.  Also, the  repatriation of both investment  income and capital from  several  foreign  countries is  restricted  and  controlled  under certain regulations, including, in some cases, the need for certain governmental consents.  Although these  restrictions may in the future make it undesirable to invest in  emerging  countries,  the Manager  does not believe  that any current repatriation restrictions would affect its decision to invest in such countries.
Countries  such as  those  in which a Fund  may  invest,  and in which  Delaware
Emerging Markets Fund will primarily invest,  have historically  experienced and may continue to  experience,  substantial,  and in some periods  extremely  high
rates  of  inflation  for  many  years,  high  interest  rates,   exchange  rate
fluctuations or currency  depreciation,  large amounts of external debt, balance of payments and trade  difficulties and extreme poverty and unemployment.  Other factors which may influence the ability or  willingness to service debt include, but are not limited to, a country's cash flow  situation,  the  availability  of sufficient  foreign  exchange on the date a payment is due, the relative size of its debt  service  burden to the  economy as a whole,  its  government's  policy towards the International  Monetary Fund, the World Bank and other international agencies  and the  political  constraints  to which a  government  debtor may be subject. Under normal circumstances,  Delaware Emerging Markets Fund will invest at least 65% of its assets in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating  income in at least  three  different  countries  which  are  considered  to  be  emerging  or developing.

     Foreign  Government  Securities  Risks.  With respect to investment in debt
issues  of  foreign  governments,   the  ability  of  a  foreign  government  or
government-related  issuer to make timely and ultimate  payments on its external debt  obligations  will also be strongly  influenced by the issuer's  balance of payments,  including export performance, its access to international credits and investments,  fluctuations  in  interest  rates and the  extent  of its  foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international  prices of these  commodities or imports.  To the extent that a country receives  payment for its exports in currencies other than dollars,  its ability  to make  debt  payments  denominated  in  dollars  could  be  adversely affected. If a foreign government or  government-related  issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks
and  multilateral   organizations,   and  inflows  of  foreign  investment.  The
commitment on the part of these foreign governments,  multilateral organizations and others to make such  disbursements  may be conditioned  on the  government's implementation  of economic  reforms and/or economic  performance and the timely service of its  obligations.  Failure to implement  such  reforms,  achieve such levels of economic  performance  or repay  principal  or  interest  when due may curtail the  willingness of such third parties to lend funds,  which may further impair the  issuer's  ability or  willingness  to service  its debts in a timely manner.  The cost of servicing  external  debt will also  generally be adversely affected by rising  international  interest  rates  because many  external  debt obligations  bear interest at rates which are adjusted based upon  international interest  rates.  The ability to service  external  debt will also depend on the level of the  relevant  government's  international  currency  reserves  and its access to foreign  exchange.  Currency  devaluations may affect the ability of a government issuer to obtain sufficient  foreign exchange to service its external debt.

     As a result of the foregoing,  a foreign governmental issuer may default on its  obligations.  If such a default occurs,  a Fund may have limited  effective legal  recourse  against the issuer  and/or  guarantor.  Remedies  must, in some cases, be pursued in the courts of the defaulting party itself,  and the ability of the holder of foreign  government and  government-related  debt securities to obtain recourse may be subject to the political climate in the relevant country.
In addition,  no assurance can be given that the holders of commercial bank debt will not  contest  payments  to the  holders  of other  foreign  government  and government-related  debt  obligations  in  the  event  of  default  under  their commercial bank loan agreements.

     Among the  foreign  government  and  government  related  issuers  in which
Delaware  Emerging  Markets Fund may invest are certain  high-yield  securities, including  so-called  Brady  Bonds.  The issuers of the foreign  government  and government-related  high-yield  securities,  including  Brady  Bonds,  in  which
Delaware  Emerging  Markets  Fund  may  invest  have  in  the  past  experienced substantial  difficulties  in servicing their external debt  obligations,  which have led to defaults on certain  obligations  and the  restructuring  of certain indebtedness.  Restructuring  arrangements  have  included,  among other things, reducing and rescheduling  interest and principal payments by negotiating new or amended  credit  agreements  or  converting  outstanding  principal  and  unpaid interest to Brady Bonds, and obtaining

                                                                              15

new credit to finance interest  payments.  Holders of certain foreign government and government-related  high-yield securities may be requested to participate in the  restructuring  of such  obligations  and to extend  further  loans to their issuers.  There  can be no  assurance  that the Brady  Bonds  and other  foreign government  and  government-related  high-yield  securities  in  which  Delaware
Emerging  Markets  Fund may invest  will not be subject to similar  defaults  or restructuring  arrangements  which  may  adversely  affect  the  value  of  such investments.  Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may  therefore  have  access  to  information  not  available  to  other  market participants.

     Brady Bonds are debt  securities  issued  under the  framework of the Brady
Plan,  an initiative  announced by former U.S.  Treasury  Secretary  Nicholas F.
Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external  indebtedness  (generally,  commercial bank debt). In restructuring its external debt under the Brady Plan  framework,  a debtor nation  negotiates with its existing bank lenders as well as multilateral institutions such as the World
Bank and the  International  Monetary Fund. The Brady Plan framework,  as it has developed,  contemplates  the  exchange of  commercial  bank debt for new issued bonds (Brady  Bonds).  The  investment  advisors  believe that economic  reforms undertaken by countries in connection  with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.  Investors,  however, should recognize that the Brady Plan only sets forth  general  guiding  principles  for  economic reform and debt  reduction,  emphasizing  that solutions must be negotiated on a case-by-case  basis between  debtor  nations and their  creditors.  In addition,
Brady Bonds have been issued only recently and, accordingly,  do not have a long payment history.

     Risks Related to Additional Investment Techniques.  With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities  involved is generally not possible since the future value of such  securities in foreign  currencies will change as a consequence of market movements in the value of those  securities  between the date the forward contract is entered into and the date it matures.  The  projection of short-term currency strategy is highly uncertain.

     It is  impossible  to forecast the market value of portfolio  securities at the expiration of the contract.  Accordingly,  it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the security is less than the amount of foreign  currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be  necessary to sell on the spot market some of the foreign  currency  received upon the sale of the  portfolio  security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     Delaware  Emerging Markets Fund may invest up to 35% of its net assets,  in high-yield,  high risk foreign  fixed-income  securities.  These  securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager to be of equivalent  quality. No Fund will purchase securities rated lower than C by S&P or Ca by  Moody's,  or, if unrated,  considered  to be of an equivalent  quality to such  ratings  by the  Investment  Manager.  Fixed-income securities of this type are considered to be of poor standing and  predominantly speculative. Such securities are subject to a substantial degree of credit risk.

                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     Each Fund has adopted a policy generally  prohibiting  providing  portfolio holdings information to any person until after thirty calendar days have passed.
We post a list of each Fund's portfolio holdings monthly, with a thirty day lag, on the Funds' Web site,  www.delawareinvestments.com.  In addition, on a ten day lag, we also make  available a month-end  summary  listing of the number of each
Fund's  securities,  country and asset  allocations,  and top ten securities and sectors by percentage of holdings for each Fund.  This  information is available publicly to any and all shareholders  free of charge once posted on the Web site by calling 1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are

                                                                              16

generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Funds'
independent registered public accounting firm, the Funds' custodian,  the Funds'
legal counsel,  the Funds' financial printer and the Funds' proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the thirty day lag.
The  Non-Disclosure  Agreements  require  that  the  receiving  entity  hold the information in the strictest  confidence and prohibit the receiving  entity from disclosing the information or trading on the information  (either in Fund shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any research or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither the Funds,  the Manager nor any affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     The Funds' Board of Trustees will be notified of any substantial  change to the foregoing  procedures.  The Board of Trustees also receives an annual report from the Trust's Chief Compliance Officer which,  among other things,  addresses the operation of the Funds'  procedures  concerning  the disclosure of portfolio holdings information.

                             MANAGEMENT OF THE TRUST

Officers and Trustees

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware  Investments Funds. As of March 1, 2006, the Trust's  officers and Trustees owned less than 1% of the outstanding  shares of each Class of each Fund.  The Trust's  Trustees  and  principal  officers are noted below  along with their ages and their  business  experience  for the past five years.  The Trustees  serve for indefinite  terms until their  resignation, death or removal.

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Name, Address and     Position(s) Held     Length of    Principal Occupation(s)        Number of              Other
                                                                                   Portfolios in Fund     Directorships
                                                                                  Complex Overseen by    Held by Trustee/
                                                                                   Trustee/ Director       Director or
Birthdate              with the Trust     Time Served     During Past 5 Years          or Officer            Officer
------------------- --------------------- ------------- ------------------------- --------------------- -------------------
---------------------------------------------------------------------------------------------------------------------------
Interested Trustees
---------------------------------------------------------------------------------------------------------------------------
------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Jude T.                  Chairman,         5 Years -    Mr. Driscoll has served            87                  None
Driscoll(2)           President, Chief     Executive      in various executive
2005 Market Street   Executive Officer      Officer     capacities at different
Philadelphia, PA        and Trustee                        times at Delaware
19103                                      2 Years -         Investments(1)
                                            Trustee
March 10, 1963
------------------- --------------------- ------------- ------------------------- --------------------- -------------------
---------------------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Thomas L. Bennett         Trustee         Since March      Private Investor -              87                  None

                                                                              17

2005 Market Street                          23, 2005     (March 2004 - Present)
Philadelphia, PA
19103                                                     Investment Manager -
                                                          Morgan Stanley & Co.
October 4, 1947                                          (January 1984 - March
                                                                 2004)

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
John A. Fry               Trustee           4 Years           President -                  87               Director -
2005 Market Street                                        Franklin & Marshall                            Community Health
Philadelphia, PA                                                College                                      Systems
19103                                                    (June 2002 - Present)
                                                                                                        Director - Allied
May 28, 1960                                                 Executive Vice                              Burton Security
                                                         President - University                              Holdings
                                                            of Pennsylvania
                                                        (April 1995 - June 2002)

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Anthony D. Knerr          Trustee           12 Years        Founder/Managing               87                  None
2005 Market Street                                         Director - Anthony
Philadelphia, PA                                           Knerr & Associates
19103                                                    (Strategic Consulting)
                                                            (1990 - Present)
December 7, 1938

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Lucinda S.                Trustee         Since March       Chief Investment               87                  None
Landreth                                    23, 2005           Officer -
2005 Market Street                                           Assurant, Inc.
Philadelphia, PA                                              (Insurance)
19103                                                        (2002 - 2004)

June 24, 1947
------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Ann R. Leven              Trustee           16 Years     Consultant -- National            87              Director and
2005 Market Street                                           Gallery of Art                              Audit Committee
Philadelphia, PA                                             (1994 - 1999)                                Chairperson -
19103                                                                                                      Andy Warhol
                                                                                                            Foundation
November 1, 1940
                                                                                                           Director and
                                                                                                         Audit Committee
                                                                                                             Member -
                                                                                                          Systemax Inc.

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Thomas F. Madison         Trustee           11 Years        President/Chief                87               Director -
2005 Market Street                                      Executive Officer - MLM                           Banner Health
Philadelphia, PA                                             Partners, Inc.
19103                                                       (Small Business                                 Director -
                                                        Investing & Consulting)                            Center Point
February 25, 1936                                       (January 1993 - Present)                              Energy

                                                                                                           Director and
                                                                                                         Audit Committee
                                                                                                             Member -
                                                                                                        Digital River Inc.

                                                                                                           Director and
                                                                                                         Audit Committee
                                                                                                             Member -
                                                                                                              Rimage
                                                                                                           Corporation

                                                                                                            Director -
                                                                                                             Valmont
                                                                                                         Industries, Inc.

                                                                              18

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
Janet L. Yeomans          Trustee           6 Years          Vice President                87                  None
2005 Market Street                                      (January 2003 - Present)
Philadelphia, PA                                             and Treasurer
19103                                                   (January 2006 - Present)

July 31, 1948                                             Ms. Yeomans has held
                                                           various management
                                                            positions at 3M
                                                        Corporation since 1983.

------------------- --------------------- ------------- ------------------------- --------------------- -------------------
J. Richard Zecher         Trustee         Since March          Founder -                   87              Director and
2005 Market Street                          23, 2005       Investor Analytics                            Audit Committee
Philadelphia, PA                                           (Risk Management)                                 Member -
19103                                                     (May 1999 - Present)                          Investor Analytics

July 3, 1940                                                                                               Director and
                                                                                                         Audit Committee
                                                                                                             Member -
                                                                                                          Oxigene, Inc.

                                                                                                            Director -
                                                                                                           Sutton Asset
                                                                                                            Management
------------------- --------------------- ------------- ------------------------- --------------------- -------------------

                                                                              19

--------------------- ------------------ -------------- ------------------------------ ------------------- ---------------------
Name, Address and     Position(s) Held     Length of       Principal Occupation(s)         Number of       Other Directorships
                                                                                         Portfolios in
                                                                                          Fund Complex
                                                                                          Overseen by
                                                                                       Trustee/ Director     Held by Trustee/
Birthdate              with the Trust     Time Served        During Past 5 Years           or Officer      Director or Officer
--------------------- ------------------ -------------- ------------------------------ ------------------- ---------------------
--------------------------------------------------------------------------------------------------------------------------------
Officers
--------------------------------------------------------------------------------------------------------------------------------
--------------------- ------------------ -------------- ------------------------------ ------------------- ---------------------
Michael P. Bishof        Senior Vice         Chief        Mr. Bishof has served in             87                None(3)
2005 Market Street      President and      Financial    various executive capacities
Philadelphia, PA       Chief Financial      Officer         at different times at
19103                      Officer           since          Delaware Investments
                                         February 17,
August 18, 1962                              2005

--------------------- ------------------ -------------- ------------------------------ ------------------- ---------------------
David F. Connor        Vice President/       Vice         Mr. Connor has served as             87                None(3)
2005 Market Street     Deputy General      President      Vice President and Deputy
Philadelphia, PA      Counsel/Secretary      since       General Counsel at Delaware
19103                                      September       Investments since 2000
                                         21, 2000 and
December 2, 1963                           Secretary
                                             since
                                          October 25,
                                             2005

--------------------- ------------------ -------------- ------------------------------ ------------------- ---------------------
David P. O'Connor        Senior Vice      Senior Vice    Mr. O'Connor has served in            87                None(3)
2005 Market Street    President/General   President,     various executive and legal
Philadelphia, PA        Counsel/Chief       General        capacities at different
19103                   Legal Officer     Counsel and   times at Delaware Investments
                                          Chief Legal
February 21, 1966                           Officer
                                             since
                                          October 25,
                                             2005
--------------------- ------------------ -------------- ------------------------------ ------------------- ---------------------
John J. O'Connor         Senior Vice       Treasurer     Mr. O'Connor has served in            87                None(3)
2005 Market Street      President and        since      various executive capacities
Philadelphia, PA          Treasurer      February 17,       at different times at
19103                                        2005           Delaware Investments

June 16, 1957

--------------------- ------------------ -------------- ------------------------------ ------------------- ---------------------

--------------------------------------------------------------------------------------------------------------------------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter and transfer agent.

(2)  Mr. Driscoll is considered to be an "Interested  Trustee"  because he is an executive officer of the Trust's Manager and principal underwriter.

(3)  Messrs.  Bishof,  Connor, David P. O'Connor and John J. O'Connor also serve in similar  capacities  for the six  portfolios  of the Optimum Fund Trust, which have the same Manager,  principal  underwriter  and transfer agent as the Trust.  Mr.  John J.  O'Connor  also serves in a similar  capacity  for
     Lincoln Variable  Insurance  Products Trust,  which has the same Manager as
     the                                                                  Trust.

     Following is  additional  information  regarding  investment  professionals affiliated with the Trust.

------------------------- --------------------------------------------- ----------------- ----------------------------
Name, Address and                  Position(s) Held with the             Length of Time     Principal Occupation(s)
Birthdate                                 Global Funds                       Served           During Past 5 Years
------------------------- --------------------------------------------- ----------------- ----------------------------
----------------------------------------------------------------------------------------------------------------------
Clive A. Gillmore                   Senior Portfolio Manager                15 Years         During the past five
80 Cheapside                                                                                years, Mr. Gillmore has
Third Floor                                                                                    served in various
London, England EC2V 6EE                                                                    capacities at different
                                                                                               times at Mondrian
January 14, 1960

------------------------- --------------------------------------------- ----------------- ----------------------------
Robert Akester                      Senior Portfolio Manager                9 Years          During the past five
80 Cheapside                                                                                years, Mr. Akester has
Third Floor                                                                                    served in various

                                                                              20

London, England EC2V 6EE                                                                    capacities at different
                                                                                               times at Mondrian
April 25, 1948

------------------------- --------------------------------------------- ----------------- ----------------------------
Emma R.E. Lewis                     Senior Portfolio Manager                10 Years         During the past five
80 Cheapside                                                                                 years, Ms. Lewis has
Third Floor                                                                                    served in various
London, England EC2V 6EE                                                                    capacities at different
                                                                                               times at Mondrian
January 23, 1969

------------------------- --------------------------------------------- ----------------- ----------------------------
Edward A. Gray              Vice President/Senior Portfolio Manager     Less than a year     Vice President/Senior
2005 Market Street                                                                            Portfolio Manager -
Philadelphia, PA  19103                                                                       Delaware Investment
                                                                                                   Advisers
May 21, 1958                                                                                  (June 2005-Present)

                                                                                              Arborway Capital -
                                                                                                  Co-Founder
                                                                                             (January - June 2005)

                                                                                               Senior Investment
                                                                                             Professional - Thomas
                                                                                            Weisel Asset Management
                                                                                                  (2002-2005)

                                                                                               Senior Investment
                                                                                           Professional - ValueQuest
                                                                                                  (1987-2002)

------------------------- --------------------------------------------- ----------------- ----------------------------
Jordan L. Irving            Vice President/Senior Portfolio Manager          1 year          Vice President/Senior
2005 Market Street                                                                            Portfolio Manager -
Philadelphia. PA 19103                                                                        Delaware Investment
                                                                                             Advisers (a series of
December 25, 1973                                                                             Delaware Management
                                                                                                Business Trust)
                                                                                            (March 2004 - Present)

                                                                                           Vice President/Portfolio
                                                                                                   Manager -
                                                                                           Merrill Lynch Investment
                                                                                                   Managers
                                                                                            (February 1998 - March
                                                                                                     2004)

------------------------- --------------------------------------------- ----------------- ----------------------------
Anthony A. Lombardi         Vice President/Senior Portfolio Manager          1 year          Vice President/Senior
2005 Market Street                                                                            Portfolio Manager -
Philadelphia. PA 19103                                                                        Delaware Investment
                                                                                             Advisers (a series of
October 6, 1965                                                                               Delaware Management
                                                                                                Business Trust)
                                                                                            (March 2004 - Present)

                                                                                           Vice President/Portfolio
                                                                                                   Manager -
                                                                                           Merrill Lynch Investment
                                                                                                   Managers
                                                                                            (February 1998 - March
                                                                                                     2004)

------------------------- --------------------------------------------- ----------------- ----------------------------
Zoe A. Neale                      Senior Vice President/Chief           Less than a year          Senior Vice
2005 Market Street         Investment Officer - International Equity                      President/Chief Investment
Philadelphia, PA  19103                                                                     Officer - International
                                                                                                    Equity
July 8, 1963                                                                                  Delaware Investment
                                                                                             Advisers (a series of
                                                                                              Delaware Management
                                                                                                Business Trust)
                                                                                             (June 2005 - Present)

                                                                              21

                                                                                              Arborway Capital -
                                                                                                  Co-Founder
                                                                                             (January - June 2005)

                                                                                               Senior Investment
                                                                                             Professional - Thomas
                                                                                            Weisel Asset Management
                                                                                                  (2002-2005)

                                                                                               Senior Investment
                                                                                           Professional - ValueQuest
                                                                                                  (1996-2002)

------------------------- --------------------------------------------- ----------------- ----------------------------
D. Tysen Nutt, Jr.           Senior Vice President/Senior Portfolio          1 year               Senior Vice
2005 Market Street                          Manager                                       President/Senior Portfolio
Philadelphia, PA 19103                                                                             Manager -
                                                                                              Delaware Investment
January 27, 1952                                                                             Advisers (a series of
                                                                                              Delaware Management
                                                                                                Business Trust)
                                                                                            (March 2004 - Present)

                                                                                           Vice President/Portfolio
                                                                                                   Manager -
                                                                                           Merrill Lynch Investment
                                                                                                   Managers
                                                                                            (February 1998 - March
                                                                                                     2004)

------------------------- --------------------------------------------- ----------------- ----------------------------
Robert A. Vogel, Jr.        Vice President/Senior Portfolio Manager     Less than a year     Vice President/Senior
2005 Market Street                                                                            Portfolio Manager -
Philadelphia. PA 19103                                                                        Delaware Investment
                                                                                             Advisers (a series of
February 22, 1969                                                                             Delaware Management
                                                                                                Business Trust)
                                                                                            (March 2004 - Present)

                                                                                           Vice President/Portfolio
                                                                                                   Manager -
                                                                                           Merrill Lynch Investment
                                                                                                   Managers
                                                                                            (February 1998 - March
                                                                                                     2004)

------------------------- --------------------------------------------- ----------------- ----------------------------
Nigel G. May                        Senior Portfolio Manager                14 years         Mr. May has served in
80 Cheapside                                                                               various other capacities
Third Floor                                                                                  at different times at
London, England EC2V 6EE                                                                           Mondrian

September 23, 1962
------------------------- --------------------------------------------- ----------------- ----------------------------

     The following  table shows each Trustee's  ownership of shares of the Funds and of all Delaware Investments Funds as of December 31, 2005.

-------------------- --------------------------------------------------- --------------------------------------------
Name                   Dollar Range of Equity Securities in the Trust         Aggregate Dollar Range of Equity
                                                                           Securities in All Registered Investment
                                                                         Companies Overseen by Trustee in Family of
                                                                                    Investment Companies
-------------------- --------------------------------------------------- --------------------------------------------
Jude T. Driscoll                   Emerging Markets Fund                                Over $100,000
                                      $10,001-$50,000
                                 International Value Equity
                                       Over $100,000
-------------------- --------------------------------------------------- --------------------------------------------
Thomas L. Bennett                           None                                            None
-------------------- --------------------------------------------------- --------------------------------------------
John A. Fry(1)                              None                                        Over $100,000
-------------------- --------------------------------------------------- --------------------------------------------
Anthony D. Knerr                            None                                      $10,001 - $50,000
-------------------- --------------------------------------------------- --------------------------------------------
Lucinda S. Landreth           International Value Equity Fund                          $10,001-$50,000
                                         $1-$10,000

                                                                              22

-------------------- --------------------------------------------------- --------------------------------------------
Ann R. Leven                  International Value Equity Fund                           Over $100,000
                                      $50,001-$100,000
-------------------- --------------------------------------------------- --------------------------------------------
Thomas F. Madison             International Value Equity Fund                         $10,001 - $50,000
                                         $1-$10,000
-------------------- --------------------------------------------------- --------------------------------------------
Janet L. Yeomans                   Emerging Markets Fund                             $50,001 - $100,000
                                      $10,001-$50,000
-------------------- --------------------------------------------------- --------------------------------------------
J. Richard Zecher                           None                                       $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------

(1)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be  invested in the Funds.  Mr. Fry held no shares of the Funds  outside of the Plan as of December 31, 2005.

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from all Delaware
Investments  Funds for which he or she serves as a Trustee or  Director  for the fiscal year ended  November  30,  2005 and an estimate of annual  benefits to be
received  upon  retirement   under  the  Delaware  Group   Retirement  Plan  for
Trustees/Director  as of November 30,  2005.  Only the Trustees of the Trust who
are not  "interested  persons"  as  defined  by the 1940  Act (the  "Independent
Trustees") receive compensation from the Funds.

                                                                              23

------------------------- -------------------------- ---------------------------- ------------------------ --------------------
                                                                                                           Total Compensation
                                                                                                                from the
                                                                                                               Investment
                                                        Pension or Retirement        Estimated Annual         Companies in
                           Aggregate Compensation     Benefits Accrued as Part         Benefits Upon            Delaware
Trustee(1,2)                   from the Trust             of Fund Expenses              Retirement           Investments(3)
------------------------- -------------------------- ---------------------------- ------------------------ --------------------
Walter P. Babich                   $2,817                       None                      $80,000                $51,667
------------------------- -------------------------- ---------------------------- ------------------------ --------------------
Thomas L. Bennett                  $6,541                       None                      $80,000                $80,000
------------------------- -------------------------- ---------------------------- ------------------------ --------------------
John H. Durham                     $1,869                       None                      $80,000                $35,033
------------------------- -------------------------- ---------------------------- ------------------------ --------------------
John A. Fry(4)                     $9,963                       None                      $80,000               $130,022
------------------------- -------------------------- ---------------------------- ------------------------ --------------------
Anthony D. Knerr                   $9,930                       None                      $80,000               $139,525
------------------------- -------------------------- ---------------------------- ------------------------ --------------------
Lucinda S. Landreth                $7,025                       None                      $80,000                $85,200
------------------------- -------------------------- ---------------------------- ------------------------ --------------------
Ann R. Leven                       $11,099                      None                      $80,000               $152,567
------------------------- -------------------------- ---------------------------- ------------------------ --------------------
Thomas F. Madison                  $10,002                      None                      $80,000               $139,167
------------------------- -------------------------- ---------------------------- ------------------------ --------------------
Janet L. Yeomans                   $9,296                       None                      $80,000               $130,833
------------------------- -------------------------- ---------------------------- ------------------------ --------------------
J. Richard Zecher                  $6,541                       None                      $80,000                $80,000
------------------------- -------------------------- ---------------------------- ------------------------ --------------------

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five  continuous  years,  is  entitled to receive payments from each investment  company in the Delaware  Investments  family for which he or she serves as  Trustee/Director  for a period  equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal,  on an annual  basis,  to the amount of the annual  retainer that is paid to  Trustees/Directors  of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of November
     30,  2005,  he or she would be entitled  to annual  payments  totaling  the amounts noted above, in the aggregate, from all of the investment companies in  the  Delaware  Investments  family  for  which  he or she  serves  as a
     Trustee/Director,  based  on the  number  of  investment  companies  in the
     Delaware Investments family as of that date.

(2)  Walter P.  Babich and John H.  Durham  retired  from the  Trust's  Board of
     Trustees  and  each  of  the  32  investment   companies  in  the  Delaware
     Investments  family  on March  22,  2005.  Thomas L.  Bennett,  Lucinda  S.
     Landreth and J. Richard  Zecher joined the Board of  Trustees/Directors  of the 32 investment companies in the Delaware Investments family on March 23,
     2005.

(3)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $80,000  for  serving as a  Trustee/  Director  for all 32 investment  companies in the Delaware  Investments  family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee  receive  additional  compensation  of $2,500  for each  meeting.
     Members of the Nominating  Committee  receive  additional  compensation  of
     $1,700 for each meeting.  In addition,  the  chairpersons  of the Audit and
     Nominating  Committees  each  receive an annual  retainer of  $15,000.  The
     Lead/Coordinating   Trustee/Director  of  the  Delaware  Investments  Funds
     receives an additional retainer of $35,000.

(4)  In addition to this compensation, for the 12-month period ended on November
     30, 2005, Mr. Fry received $5,711 in  professional  fees from the Trust for services provided to the Trust's Board.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held four meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy on the Board. Shareholders who wish to submit

                                                                              24

recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee,
c/o Delaware Investments Funds at 2005 Market Street, Philadelphia, Pennsylvania
19103. Shareholders should include appropriate information on the background and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held five meetings during the Trust's last fiscal year.

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Funds' financial intermediary wholesaler) have adopted Codes of Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act,  which govern  personal  securities  transactions.  Under the Codes of Ethics,  persons
subject  to  the  Codes  are   permitted   to  engage  in  personal   securities
transactions,  including  securities that may be purchased or held by the Funds, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Trust has  formally  delegated  to the  Manager and  Mondrian  (each an
"Adviser" for purposes of the  following  discussion of the Trust's proxy voting policy) the  responsibility for making all proxy voting decisions in relation to portfolio  securities  held by each  Portfolio.  If and when  proxies need to be voted on behalf of each Portfolio, an Adviser will vote such proxies pursuant to its Proxy Voting  Policies and Procedures (the  "Procedures").  Each Adviser has
established a Proxy Voting Committee (the "Committee"), which is responsible for overseeing  the Adviser's  proxy voting process for each  Portfolio.  One of the main  responsibilities  of the Committee is to review and approve the Procedures to ensure that the  Procedures  are designed to allow an Adviser to vote proxies in a manner  consistent  with the goal of voting in the best  interests  of each
Portfolio.

     In order to facilitate the actual process of voting  proxies,  each Adviser has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements on behalf of each Portfolio and vote proxies  generally in accordance with the  Procedures.  The Committee is responsible  for overseeing  ISS's proxy voting activities.  If a proxy has been voted for a Portfolio, ISS will create a record of the vote. Information (if any) regarding how a Portfolio voted proxies relating to portfolio  securities  during the most  recently  reported  12-month period ended June 30 is available without charge (i) through the Trust's website at www.delawareinvestments.com; and (ii) on the SEC's website at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining  how proxy issues should be voted.  However,  an
Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines  (the  "Guidelines"),  and an Adviser will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Portfolio.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote proxies on behalf of a Portfolio.  Some examples of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with

                                                                              25

respect to management compensation plans are determined on a case-by-case basis;
and (vii)  generally  vote for reports on the level of greenhouse  gas emissions from the company's operations and products.

     Because the Trust has delegated proxy voting to the Adviser, each Portfolio is not expected to encounter  any conflict of interest  issues  regarding  proxy voting and therefore does not have procedures regarding this matter. However, an
Adviser does have a section in its Procedures  that addresses the possibility of conflicts of interest.  Most proxies which an Adviser receives on behalf of each
Portfolio are voted by ISS in accordance with the Procedures. Because almost all
Portfolio proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for an Adviser to make an actual determination of how to  vote a  particular  proxy,  thereby  largely  eliminating  conflicts  of interest for the Adviser  during the proxy voting  process.  In the very limited instances  where an  Adviser is  considering  voting a proxy  contrary  to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the
Adviser.  If a member of the  Committee  has actual  knowledge  of a conflict of interest,  the Committee will normally use another independent third party to do
additional   research  on  the  particular  proxy  issue  in  order  to  make  a recommendation  to the Committee on how to vote the proxy in the best  interests of the Portfolio.  The Committee will then review the proxy voting materials and recommendation  provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee  believes is  consistent  with the Procedures and in the best interests of the Portfolio.

                 INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

Investment Advisor
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  the  Funds,  subject  to  the
supervision  and  direction of the Trust's  Board of Trustees.  The Manager also provides investment management services to all of the other Delaware Investments
Funds.  Affiliates of the Manager also manage other investment  accounts.  While investment  decisions  for the Funds are made  independently  from  those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment  decisions for the Funds. The Manager pays the salaries of all Trustees,  officers and  employees  who are  affiliated with both the Manager and the Trust.

     The Manager and its predecessors  have been managing  Delaware  Investments
Funds since 1938. As of December 31, 2005, the Manager and its affiliates within
Delaware Investments were managing in the aggregate in excess of $110 billion in assets in various  institutional or separately  managed,  investment company and insurance  accounts.  The  Manager is a series of Delaware  Management  Business
Trust,  which is an indirect,  wholly owned  subsidiary  of Delaware  Management
Holdings,  Inc.  ("DMH").  DMH is an  indirect  subsidiary,  and  subject to the ultimate control, of Lincoln National  Corporation  ("Lincoln").  Lincoln,  with headquarters in Philadelphia,  Pennsylvania,  is a diversified organization with operations  in  many  aspects  of the  financial  services  industry,  including insurance and investment management.  Delaware Investments is the marketing name for DMH and its  subsidiaries.  The  Manager  and its  affiliates  own the  name
"Delaware Group." Under certain circumstances,  including the termination of the
Trust's advisory relationship with the Manager or its distribution  relationship with the  Distributor,  the Manager and its affiliates  could cause the Trust to delete the words "Delaware Group" from its name.

     Mondrian,  located at Third Floor, 80 Cheapside,  London, England EC2V 6EE,
is responsible  for day-to-day  management of the Delaware  International  Value
Equity  Fund  and  Delaware  Emerging  Markets  Fund.  The  Manager   supervises
Mondrian's  performance and management services provided to each applicable Fund subject to the supervision and direction of the Trust's Board of Trustees.

     The Investment  Management  Agreement  between each Fund and the Manager is dated  September 24, 2005 and was approved by  shareholders  on August 30, 2004.
The Investment  Management Agreement has an initial term of two years and may be further  renewed  after  its  initial  term  only so long  as such  renewal  and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting

                                                                              26

securities of the Funds,  and only if the terms of the renewal thereof have been approved  by the vote of a  majority  of the  Trustees  of the Trust who are not parties  thereto or  interested  persons of any such party,  cast in person at a meeting  called  for the  purpose  of voting on such  approval.  The  Investment
Management  Agreement is  terminable  without  penalty on 60 days' notice by the
Trust's Board of Trustees or by the Manager. The Investment Management Agreement
will terminate automatically in the event of its assignment.

     The Sub-Advisory Agreement for the Delaware International Value Equity Fund
and Delaware  Emerging Markets Fund is dated September 24, 2004 and was approved by  shareholders on August 30, 2004. The  Sub-Advisory  Agreement has an initial term of two years and may be further renewed after its initial term only so long as such renewal and continuance are  specifically  approved at least annually by the  Board  of  Trustees  or by vote of a  majority  of the  outstanding  voting securities of the Funds,  and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trust's  Board of Trustees who are not parties  thereto or  interested  persons of any such party,  cast in person at a meeting  called for the  purpose of voting on such  approval.  The  Sub-Advisory
Agreement is terminable  without penalty on 60 days' notice by the Trust's Board of Trustees or by 90 days' notice by Mondrian.  The Sub-Advisory  Agreement will terminate automatically in the event of its assignment.

     As compensation for the services  rendered under the Investment  Management
Agreement,  the  Funds  shall pay the  Manager  an  annual  management  fee as a percentage of average daily net assets equal to:

----------------------------------------- -------------------------------------
                                                   Management Fee Schedule
Fund                                            (annual rate as a percentage
                                                    of daily net assets)
----------------------------------------- -------------------------------------
Delaware International Value Equity Fund  0.85% on the first $500 million;
Delaware Global Value Fund                0.80% on the next $500 million;
                                          0.75% on the next $1.5 billion; and
                                          0.70% on assets in excess of $2.5
                                          billion.
----------------------------------------- -------------------------------------
Delaware Emerging Markets Fund            1.25% on the first $500 million;
                                          1.20% on the next $500 million;
                                          1.15% on the next $1.5 billion; and
                                          1.10% on assets in excess of $2.5
                                          billion.
----------------------------------------- -------------------------------------

     The  investment  management  fees  incurred for the last three fiscal years with respect to each Fund were as follows:

------------------------------- -------------------- ------------------ ------------------
Fund                            November 30, 2005    November 30, 2004  November 30, 2003

------------------------------- -------------------- ------------------ ------------------
Delaware International Value    $6,106,908 earned    $4,120,785 earned  $2,156,457 earned
 Equity Fund                    $6,106,908 paid      $4,120,785 paid    $2,156,457 paid
                                $0 waived            $-0- waived        $-0- waived
------------------------------- -------------------- ------------------ ------------------
Delaware Emerging Markets Fund  $10,256,162  earned  $1,817,847 earned  $330,017 earned
                                $10,256,162 paid     $1,588,416 paid    $157,708 paid
                                $0 waived            $229,431 waived    $172,309 waived
------------------------------- -------------------- ------------------ ------------------
Delaware Global Value Fund      $414,894 earned      $306,756 earned    $183,121 earned
                                $350,486 paid        $146,125 paid      $102,064 paid
                                $64,408 waived       $160,631 waived    $81,057 waived
------------------------------- -------------------- ------------------ ------------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreement,  the
Fund is  responsible  for all of its own expenses.  Among others,  such expenses include the Funds'  proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs;  custodian expenses;  federal and state securities  registration fees; proxy costs;  and the costs of preparing  prospectuses and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094,

                                                                              27

serves as the national  distributor  of the Trust's  shares under a Distribution
Agreement dated May 15, 2003. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the
Fund Classes under their  respective  Rule 12b-1 Plans.  The  Distributor  is an indirect  subsidiary of DMH, and,  therefore,  of Lincoln.  The  Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for  information  on  how to  invest.  Shares  of the  Funds  are  offered  on a continuous  basis by the  Distributor  and may be purchased  through  authorized investment  dealers or directly by contacting the Distributor or the Trust.  The
Distributor  also  serves  as  national   distributor  for  the  other  Delaware
Investments  Funds.  The Board of  Trustees  annually  reviews  fees paid to the
Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net commissions from each Fund on behalf of their  respective Class A Shares,  after re-allowances to dealers, as follows:

--------------------------------------------------------------------------
                Delaware International Value Equity Fund
                             Class A Shares
--------------------------------------------------------------------------
                         Total
Fiscal                 Amount of          Amounts              Net
Year                 Underwriting        Re-allowed        Commission
Ended                 Commissions        To Dealers        to DDLP/DDI
------------------ ------------------ ----------------- ------------------
11/30/05             $1,257,312        $1,062,378           $194,934
------------------ ------------------ ----------------- ------------------
11/30/04               $558,365          $476,284            $82,081
------------------ ------------------ ----------------- ------------------
11/30/03               $615,923          $570,448            $45,475
------------------ ------------------ ----------------- ------------------

--------------------------------------------------------------------------
                     Delaware Emerging Markets Fund
                             Class A Shares
--------------------------------------------------------------------------
                         Total
Fiscal                 Amount of          Amounts              Net
Year                 Underwriting        Re-allowed        Commission
Ended                 Commissions        to Dealers        to DDLP/DDI
------------------ ------------------ ----------------- ------------------
11/30/05             $3,345,096        $2,816,397           $528,699
------------------ ------------------ ----------------- ------------------
11/30/04               $925,835          $783,863           $141,972
------------------ ------------------ ----------------- ------------------
11/30/03               $138,981          $128,337            $10,644
------------------ ------------------ ----------------- ------------------

-------------------------------------------------------------------------
                       Delaware Global Value Fund
                             Class A Shares
-------------------------------------------------------------------------
                        Total
Fiscal                Amount of           Amounts             Net
Year                Underwriting        Re-allowed         Commission
Ended                Commissions        to Dealers        to DDLP/DDI
----------------- ------------------ ------------------ -----------------
11/30/05              $112,176            $94,038           $18,138
----------------- ------------------ ------------------ -----------------
11/30/04               $45,801            $38,598            $7,202
----------------- ------------------ ------------------ -----------------
11/30/03               $80,367             $4,858           $75,509
----------------- ------------------ ------------------ -----------------

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate,  Limited CDSC payments with respect to Class A Shares of each Fund as follows:

                                                                              28

--------------------------------------------------------------------------
                          Limited CDSC Payments
--------------------------------------------------------------------------
Fiscal                 Delaware          Delaware           Delaware
                    International                         International
                     Value Equity    Emerging Markets    Small Cap Value
Year                     Fund              Fund               Fund
Ended                  A Class            A Class            A Class
------------------ ----------------- ------------------ ------------------
11/30/05                    $0                 $0                 $0
------------------ ----------------- ------------------ ------------------
11/30/04                    $0                 $0                 $0
------------------ ----------------- ------------------ ------------------
11/30/03                    $0                 $0                 $0
------------------ ----------------- ------------------ ------------------

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate, CDSC payments with respect to Class B Shares of each Fund as follows:

-----------------------------------------------------------------------
                            CDSC Payments
-----------------------------------------------------------------------
Fiscal                Delaware          Delaware          Delaware
                    International                      International
                    Value Equity        Emerging      Small Cap Value
Year                    Fund          Markets Fund          Fund
Ended                  B Class          B Class           B Class
------------------ ---------------- ----------------- -----------------
11/30/05              $87,186           $68,938           $26,324
------------------ ---------------- ----------------- -----------------
11/30/04                   $0           $16,185            $7,350
------------------ ---------------- ----------------- -----------------
11/30/03              $54,160            $8,175            $3,150
------------------ ---------------- ----------------- -----------------

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate, CDSC payments with respect to Class C Shares of each Fund as follows:

-----------------------------------------------------------------------
                            CDSC Payments
-----------------------------------------------------------------------
Fiscal                  Delaware         Delaware         Delaware
                     International                      International
                      Value Equity       Emerging        Small Value
Year                      Fund         Markets Fund       Cap Fund
Ended                   C Class           C Class          C Class
------------------- ----------------- ---------------- ----------------
11/30/05                $21,346          $96,102           $1,032
------------------- ----------------- ---------------- ----------------
11/30/04                     $0          $20,465           $1,756
------------------- ----------------- ---------------- ----------------
11/30/03                 $5,073           $3,376              $41
------------------- ----------------- ---------------- ----------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Funds'  financial  intermediary  wholesaler  pursuant  to a Second
Amended and Restated  Financial  Intermediary  Distribution  Agreement  with the
Distributor  dated August 21, 2003.  Pursuant to such Agreement,  LFD shall: (i)
promote the sale of the Funds' shares through broker/dealers, financial advisors and other financial intermediaries  (collectively,  "Financial Intermediaries");
(ii)  create  messaging  and  packaging  for  certain  non-regulatory  sales and marketing  materials related to the Funds; and (iii) produce such non-regulatory sales and  marketing  materials  related  to the  Funds.  LFD is located at 2001
Market Street, Philadelphia,  PA 19103-7055. The rate of compensation,  which is calculated  and paid  monthly,  to LFD for the  sales of  shares  of the  retail
Delaware  Investments  Funds  (excluding  the shares of the  Delaware VIP Trust, money market  funds and house  accounts  and shares  redeemed  within 30 days of purchase) is a non-recurring fee equal to the amount shown below:

----------------------------------------------------- ------------------------
                                                        Basis Points on Sales
----------------------------------------------------- ------------------------
Retail Mutual Funds (Class A, B and C Shares)                   0.50%
----------------------------------------------------- ------------------------
Merrill Lynch Connect Program                                   0.25%
----------------------------------------------------- ------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                 0.45%
----------------------------------------------------- ------------------------
Citigroup Global Capital Markets, Inc. (formerly
  Salomon Smith Barney) and Delaware International
  Value Equity Fund Class I Shares                                 0%
----------------------------------------------------- ------------------------

                                                                              29

     In addition to the  non-recurring fee set forth above, the Distributor pays
LFD a fee at the annual rate set forth below of the average  daily net assets of
Fund  shares  of  the  retail  Delaware   Investments   Funds   outstanding  and
beneficially owned by shareholders through Financial  Intermediaries,  including those Fund shares sold before the date of this Agreement.

----------------------------------------------------- ------------------------
                                                        Basis Points on Sales
----------------------------------------------------- ------------------------
Retail Mutual Funds (including shares of money
  market funds and house accounts and shares
  redeemed within 30 days of purchase)                          0.04%
----------------------------------------------------- ------------------------
Merrill Lynch Connect Program                                      0%
----------------------------------------------------- ------------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                 0.04%
----------------------------------------------------- ------------------------
Citigroup Global Capital Markets, Inc. (formerly
  Salomon Smith Barney) and Delaware International
  Value Equity Fund Class I Shares                              0.04%
----------------------------------------------------- ------------------------

     The fees associated with LFD's services to the Funds are borne  exclusively by the Distributor and not by the Funds.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Fund's shareholder  servicing,  dividend  disbursing and transfer agent (the
"Transfer Agent") pursuant to a Shareholders  Services Agreement dated April 19,
2001. The Transfer  Agent is an indirect  subsidiary of DMH and,  therefore,  of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing and transfer agent for other Delaware Investments Funds. The Transfer
Agent is paid a fee by the Funds for providing  these services  consisting of an annual per  account  charge of $23.10  for each open and  closed  account on its records and each account held on a  sub-accounting  system  maintained  by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be  deemed  to  have  received  a  purchase  or  redemption  order  when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting services to each
Fund pursuant to a separate Fund Accounting  Agreement.  Those services  include performing all functions related to calculating the Fund's NAV and providing all financial  reporting services,  regulatory  compliance testing and other related accounting services. For its services, Delaware Services Company, Inc. is paid a fee based on total assets of all of the Delaware  Investments Funds for which it provides such accounting services.  Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware Services Company,  Inc.
furnishes accounting  services.  The fees are charged to each Fund and the other
Delaware Investments Funds on an aggregate pro rata basis.

Custodian
     JPMorgan Chase Bank ("JPMorgan"),  4 Chase Metrotech Center,  Brooklyn,  NY
11245 is  custodian of the Funds'  securities  and cash.  As custodian  for each
Fund, JPMorgan maintains a separate account or accounts for each Fund; receives, holds and releases  portfolio  securities on account of each Fund;  receives and disburses money

                                                                              30

on behalf of each Fund; and collects and receives  income and other payments and distributions on account of each Fund's portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

                               PORTFOLIO MANAGERS

Other Accounts Managed - The Manager
     The following chart lists certain information about types of other accounts for which each  portfolio  manager is primarily  responsible  as of November 30,
2005.

                                                                         No. of Accounts with    Total Assets in Accounts
                                                                                                    with Performance-
                               No. of Accounts  Total Assets Managed    Performance-Based Fees          Based Fees
                              ---------------- ---------------------- ------------------------- --------------------------
Gray
    Registered Investment               1          $20.8 million                  -                         -
    Companies
    Other Pooled Investment            --                -                        -                         -
    Vehicles
    Other Accounts                      5           $7,7 million                  -                         -
Irving
    Registered Investment               8           $3.2 billion                  -                         -
    Companies
    Other Pooled Investment             -                -                        -                         -
    Vehicles
    Other Accounts                     16           $1.3 billion                  -                         -
Lombardi
    Registered Investment               8           $3.2 billion                  -                         -
    Companies
    Other Pooled Investment             -                -                        -                         -
    Vehicles
    Other Accounts                     16           $1.3 billion                  -                         -
Neale
    Registered Investment               1          $20.8 million                  -                         -
    Companies
    Other Pooled Investment                              -                        -                         -
    Vehicles
    Other Accounts                      5           $7.7 million                  -                         -
Nutt
    Registered Investment               8           $3.2 billion                  -                         -
    Companies
    Other Pooled Investment             -                -                        -                         -
    Vehicles
    Other Accounts                     16           $1.3 billion                  -                         -
Vogel
    Registered Investment               8           $3.2 billion                  -                         -
    Companies
    Other Pooled Investment             -                -                        -                         -
    Vehicles
    Other Accounts                     16           $1.3 billion                  -                         -

                                                                              31

Description of Material Conflicts of Interest - The Manager
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided to the Funds and the  investment action for each account and Fund may differ.  For  example,  one account or Fund may be selling a security,  while  another  account or Fund may be purchasing or holding the same security.  As a result,  transactions  executed for one account and Fund may adversely  affect the value of securities held by another  account.
Additionally,  the  management  of multiple  accounts and Funds may give rise to potential  conflicts of interest,  as a portfolio manager must allocate time and effort to  multiple  accounts  and Funds.  A portfolio  manager may  discover an investment  opportunity  that may be suitable for more than one account or Fund.
The investment  opportunity  may be limited,  however,  so that all accounts and
Funds for which the investment would be suitable may not be able to participate.
The Manager  has adopted  procedures  designed  to allocate  investments  fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure - The Manager
     Each portfolio's manager's compensation consists of the following:

     Base Salary:  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     In addition, each team member is entitled to certain payments in the nature of reimbursement payable in three installments.

     Bonus:  Each named portfolio  manager is eligible to receive an annual cash bonus,  which is based upon quantitative and qualitative  factors.  Generally of the total potential cash compensation for a portfolio manager, 50% or more is in the form of a bonus and is therefore at risk.  The total  amount  available  for payment of bonuses is based on the revenues associated with the products managed by the particular  portfolio management team. The amount of this "bonus pool" is determined  by  taking  a  pre-determined  percentage  of such  revenues  (minus appropriate expenses associated with this product and the investment  management team).

     Various  members  of a team have the  ability to earn a  percentage  of the bonus pool with the most senior  contributors having the largest share. The pool is allotted based on subjective  factors (50%) and objective  factors (50%). The subjective  portion  of the  pool  is  allocated  to  team  members  within  the discretion  of senior  management.  There is a minimum  guaranteed  fixed payout amount  associated  with this portion of the pool for the years ending  December
31, 2005 and December 31, 2006.

     The  allocation of the  remaining  50% of the pool is based upon  objective factors.  Performance is measured as a result of the team's standing relative to a composite of a nationally  recognized  publicly available  database,  for five successive calendar years. Performance rankings are in quartiles as follows: top decile, top quartile,  second quartile,  third quartile and bottom quartile.  An average is taken of the five year  relative  performance  data to determine  the multiplier  to be applied in  calculating  the  portion of the pool that will be paid out. To the extent there was less than a complete payout of the "objective"
portion of the bonus pool over the previous five years,  there is an opportunity to recoup these amounts if the multiplier is in excess of 100% in the years that follow, in the discretion of senior management.

     Individual   allocations   of  the  bonus  pool  are  based  on  individual
performance measurements, both objective and subjective, as determined by senior management.

     In addition,  there is a potential one-time value creation payment that may be allocated on or about  December 31, 2009 to the extent the value added by the team exceeds the relative value of their holdings in the Delaware

                                                                              32

Investments  U.S. Stock Option Plan.  This amount,  if any, would be paid out to the team under a deferred compensation arrangement.  The value creation payment, if any, would be paid out to individual team members in proportion to the shares granted to that team member under the Plan.

     Each named  portfolio  manager is eligible to receive an annual cash bonus.
The amount available in the bonus pool is based on the management  team's assets under  management  minus any expenses  associated  with  product and  investment management team. Certain portfolio  managers may receive a guaranteed  quarterly payment  of a portion  of this  bonus.  The  distribution  of the bonus  pool to individual team members is determined within the discretion of the Manager.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or "performance  shares",  in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of participating  in the growth of the Manager.  Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after  issuance.  Options are awarded  from time to time by the  investment  manager in its full  discretion.  Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day,  after which time the  shareholder  may put  them  back  to the  issuer  or the  shares  may be  called  back  from  the shareholder.

     There is a contractual minimum number of options available for distribution to Focus Growth Team members for the years 2005-2009.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities - The Manager
     As of November 30, 2005,  none of the portfolio  managers  listed above had responsibility for managing any of the Funds, and they did not own any shares of the Funds as of such date.

Other Accounts Managed -- Mondrian

     The following chart lists certain information about types of other accounts for which  each  Mondrian  portfolio  manager  is  primarily  responsible  as of
November 30, 2005. This disclosure has been provided by the

                                                                              33

Mondrian.

                                                                                               Total Assets
                                                                                             in Accounts with
                               No. of       Total Assets in       No. of Accounts with      Performance-Based
                              Accounts    Accounts (millions)    Performance-Based Fees            Fee
                             ---------   --------------------   ------------------------   -------------------
Clive Gillmore
Registered Investment            9               $6,112                     0                       $0
Companies
Other pooled Investment          1               $1,470                     0                       $0
Vehicles
Other Accounts                  21`              $3,634                     0                       $0
Robert Akester
Registered Investment            8               $2,847                     0                       $0
Companies
Other pooled Investment          0                 $0                       0                       $0
Vehicles
Other Accounts                   8               $1,554                     0                       $0
Emma R.E. Lewis
Registered Investment            9               $5,032                     0                       $0
Companies
Other pooled Investment          0                 $0                       0                       $0
Vehicles
Other Accounts                   3                $873                      0                       $0
Nigel G. May
Registered Investment            7               $3,751                     0                       $0
Companies
Other pooled Investment          2                 $2                       0                       $0
Companies
Other Accounts                   20              $6,735                     1                      $359

Description of Potential Material Conflicts of Interest - Mondrian

     Mondrian  acts solely as an  investment  manager and does not engage in any other business  activities.  The following is a list of some potential conflicts of  interest  that can  arise in the  course  of  normal  investment  management business activities together with a summary of Mondrian's policy in that area:

     1. Dealing in  investments  as Principal and the Provision of Seed Capital.
     Mondrian  generally  does  not  trade  for its own  account.  However,  two
     Mondrian  affiliates  have provided the seed capital to certain  investment vehicles that have been  established by Mondrian group  entities.  Mondrian serves as the investment manager to these investment vehicles.

                                                                              34

     2.  Dealing  in  investments  as agent  for more than one  party.  Mondrian addresses  the  potential  conflicts  of  interest  that arise where a firm manages  multiple  client  portfolios  through  the  operation  of  dealing policies  designed  to ensure the fair and equal  treatment  of all clients
     e.g. the allocation of aggregated trades among clients.

     3. Allocation of Investment Opportunities.  Mondrian's policy requires that investment  opportunities should be allocated among clients in an equitable manner. For equity portfolios  Mondrian makes stock selection  decisions at committee level.  Those stocks  identified as investment  opportunities are added to Mondrian's list of approved stocks ("Stock List"). Portfolios will hold only those stocks contained in the Stock List, and portfolios governed by the same or a similar  mandate will be  structured  similarly  (that is, will  hold  the  same or  comparable  stocks),  and  will  exhibit  similar
     characteristics.   For  bond  portfolios   investment  decisions  are  also
     committee based, and all bond portfolios  governed by the same or a similar mandate are  structured  in the same way.  Sale and purchase  opportunities identified  at regular  investment  meetings  will be applied to portfolios across  the  board,  subject  to  the  requirements  of  individual  client mandates. Clients with performance-based fees shall be allocated investment
     opportunities   in  the   same   way  as   clients   whose   fees  are  not
     performance-based.

     4.  Allocation of Aggregated  Trades.  Mondrian's  policy requires that all allocations  must be fair  between  clients  and, to be  reasonable  in the interests of clients,  will  generally be made in proportion to the size of the original orders placed.  However where such  allocation  would create a material  adverse  effect  on a  client  an  adjustment  may be made to the allocation.  Where such  adjustment is considered  appropriate,  Mondrian's normal  policy  will be to  adopt a random  method  of  allocation  between clients achieved through an automated process.  Such allocations should not conflict  with any  instructions  a client  may  have  issued,  or with any limitations placed on the degree of discretion the Portfolio Manager has to act on behalf of the client.

     5.  Soft  Dollar  Arrangements.  Mondrian  does not  have  any soft  dollar arrangements in place with brokers.

     6. Dual  Agency/Cross  Trade.  Dual Agency  (also  known as Cross  Trading)
     concerns  those  transactions  where Mondrian may act as agent for both the buyer  and  seller.  Mondrian  may from  time to time act as agent for both parties with respect to transactions in investments.  If Mondrian  proposes to act in such  capacity  the  Portfolio  Manager  will  first:  (a) obtain approval from the Chief  Compliance  Officer;  and (b) inform the client of the capacity in which Mondrian is acting.

     7. Transacting client trades with an affiliated  broker.  Mondrian does not have any affiliated brokers.

     8. Fees. Mondrian charges fees as proportion of assets under management. In a very limited number of situations,  in addition to this fee basis,  these accounts also include a performance  fee basis.  The potential  conflict of interest  arising from these fee  arrangements  is addressed by  Mondrian's procedure for the allocation of aggregated trades among clients. Investment opportunities are allocated totally  independently of fee arrangements (see
     4. above).

     9. Employee Personal Dealings. Mondrian has arrangements in place to ensure that none of its directors,  officers or employees  effects any transaction
     on  their  own  account  which  conflicts  with  client  interests.   These
     individuals  are also  prohibited  from procuring any other person to enter into such a transaction  (except in the proper course of their employment).
     For the  purposes of  clarity,  this will  include,  but is not limited to, anyone  connected with that  individual by reason of a domestic or business relationship (other than as arises solely because that person is a Mondrian client) such that the individual has influence over that person's judgement as to how to invest his  property or exercise  any rights  attaching to his
     Investments.  Mondrian's  rules which govern  personal  account dealing and general ethical standards are set out in the Mondrian  Investment  Partners
     Code of Ethics.

     10.  Gifts and  Hospitality  (received).  In the normal  course of business
     Mondrian employees may receive

                                                                              35

     gifts and  hospitality  from third  parties e.g.  brokers and other service providers.  Mondrian  has a  policy  which  requires  that  all  gifts  and hospitality  received  are  reported to the Chief  Compliance  Officer (any items in excess of(pound)100 require pre-approval).

     11.  Gifts and  Hospitality  (given).  In the  normal  course  of  business
     Mondrian employees may provide gifts and hospitality to third parties.  Any such expenditure in excess of(pound)200 requires the approval of Mondrian's
     Managing Director and is reported to the Chief Compliance Officer.

     12.  Compensation.  Mondrian's  compensation  arrangements  are designed to attract and retain high calibre staff. The compensation  structure does not provide  incentives  for any member staff to favour any client (or group of clients).  Incentives (Bonus and Equity Programs) focus on the key areas of research quality,  long-term and short-term performance,  teamwork,  client service and marketing. At Mondrian, the investment management of particular portfolios is not "star manager"  based but uses a team system.  This means that Mondrian's  investment  professionals are primarily  assessed on their contribution  to the team's  effort and  results,  though with an important element  of  their  assessment  being  focused  on  the  quality  of  their individual research contribution.

     Mondrian's  Compliance  Monitoring Program incorporates periodic reviews of areas where the above listed conflicts of interest might arise.  Compliance with
Mondrian's  policies and procedures is monitored using exception  reporting,  as well as regular  review,  testing and evaluation of the  appropriateness  of the procedures.

     Any apparent  violations of the above  procedures will be investigated  and reported  to the  Chief  Compliance  Officer,  who  will  determine  any  action necessary.

     Any  material  findings  would be  reported  to senior  management  and the
Mondrian  Compliance  Committee (a  sub-committee  of the Company's  Board) and, where required, any relevant Regulator.

Compensation - Mondrian

     Mondrian  has the  following  programs  in place to retain  key  investment staff:

     Competitive  Salary.  All investment  professionals  are remunerated with a competitive base salary.

     Profit Sharing Bonus Pool. All Mondrian staff, including portfolio managers and senior officers,  qualify for participation in an annual profit sharing pool determined by the company's profitability (approximately 30% of profits).

     Equity Ownership.  Mondrian is majority management owned. A high proportion of senior Mondrian staff (investment  professionals and other support functions)
are shareholders in the business.

     Incentives  (Bonus and Equity  Programs) focus on the key areas of research quality,  long-term and  short-term  performance,  teamwork,  client service and marketing. As an individual's ability to influence these factors depends on that individual's  position  and  seniority  within the firm,  so the  allocation  of participation in these programs will reflect this.

     At Mondrian,  the  investment  management of  particular  portfolios is not
"star  manager"  based  but  uses a team  system.  This  means  that  Mondrian's investment  professionals  are primarily  assessed on their  contribution to the team's effort and results,  though with an important element of their assessment being focused on the quality of their individual research contribution.

     Compensation  Committee.  In  determining  the amount of bonuses and equity awarded,  Mondrian's Board of Directors consults with the company's Compensation
Committee,  who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and

                                                                              36

marketing.

     Defined  Contribution  Pension Plan. All portfolio  managers are members of the Mondrian  defined  contribution  pension plan where  Mondrian pays a regular monthly contribution and the member may pay additional  voluntary  contributions if they wish. The Plan is governed by Trustees who have  responsibility  for the trust fund and payments of benefits to members.  In addition,  the Plan provides death  benefits for death in service and a spouse's or  dependant's  pension may also be payable.

Ownership of Securities -- Mondrian

     As of November 30, 2005,  the Mondrian  portfolio  managers did not own any shares of the Funds that they manage.

                         TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the
Funds  for the  purchase  or sale of  portfolio  securities  on the basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who provide best  execution for the Funds.  Best  execution  refers to many factors, including the price paid or received for a security, the commission charged, the promptness  and  reliability  of execution,  the  confidentiality  and placement accorded the order and other factors  affecting the overall benefit  obtained by the account on the transaction. A number of trades are made on a net basis where the Funds either buy  securities  directly  from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the  difference  between the buy and sell price) which is the equivalent of a  commission.  When a commission is paid, a Fund pays  reasonable  brokerage commission rates based upon the professional  knowledge of the Manager's trading department as to rates paid and charged for similar transactions  throughout the securities industry. In some instances,  a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

     During  the past  three  fiscal  years,  the  aggregate  dollar  amounts of brokerage commissions paid by the Funds were as follows:

----------------------------------------- ------------------------------------
                                                     November 30,
----------------------------------------- ------------ ----------- -----------
                                                 2005        2004        2003
----------------------------------------- ------------ ----------- -----------
Delaware International Value Equity Fund     $596,882    $306,647    $315,828
----------------------------------------- ------------ ----------- -----------
Delaware Emerging Markets Fund             $3,182,120    $988,435    $155,666
----------------------------------------- ------------ ----------- -----------
Delaware Global Value Fund                    $52,910     $29,546     $34,903
----------------------------------------- ------------ ----------- -----------

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As  provided  in  the  Securities  Exchange  Act of  1934  and  the  Funds'
Investment Management Agreement,  higher commissions are permitted to be paid to
brokers/dealers   who  provide   brokerage   and  research   services   than  to
broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the

                                                                              37

value of the brokerage and research  services  provided.  Although  transactions directed to brokers/dealers who provide such brokerage and research services may result in the Funds paying higher  commissions,  the Manager  believes that such commissions  are  reasonable  in  relation  to the  value of the  brokerage  and research services provided.  In some instances,  services may be provided to the
Manager which  constitute in some part  brokerage and research  services used by the  Manager in  connection  with its  investment  decision-making  process  and constitute  in  some  part  services  used by the  Manager  in  connection  with administrative or other functions not related to its investment  decision-making process.  In such  cases,  the  Manager  will make a good  faith  allocation  of brokerage  and  research  services  and  will pay out of its own  resources  for services  used  by the  Manager  in  connection  with  administrative  or  other functions not related to its investment decision-making process. In addition, so
long  as  no  fund  is  disadvantaged,   portfolio  transactions  that  generate
commissions  or their  equivalent  are allocated to  broker/dealers  who provide daily portfolio pricing services to each Fund and to other Delaware  Investments
Funds.  Subject to best execution,  commissions  allocated to brokers  providing such pricing  services may or may not be  generated by the funds  receiving  the pricing service.

     During their last fiscal year, no portfolio  transactions of the Funds were directed to brokers for brokerage and research services.

     As of November  30,  2005,  the Funds did not own any  securities  of their regular  broker/dealers,  as defined in Rule 10b-1  under the 1940 Act,  or such broker/dealers' parents.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order that receives  allocation  may be allocated an average price obtained from the  executing  broker.  It is  believed  that the  ability of the  accounts  to participate in volume  transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders  could  adversely  affect  the  price or volume  of the  security  that a particular  account or fund may obtain, it is the opinion of the Manager and the
Trust's Board of Trustees that the  advantages of combined  orders  outweigh the possible disadvantages of separate transactions.

     Consistent  with the  National  Association  of  Securities  Dealers,  Inc.
("NASD")  rules,  and  subject to seeking  best  execution,  the Funds may place orders with  broker/dealers  that have agreed to defray certain  expenses of the the Delaware Investments Funds, such as custodian fees.

     In 2005,  the Funds were given the  authority to begin  participation  in a commission  recapture  program.  Under the program  and subject to seeking  best execution (as described in the first  paragraph in this section),  the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the  related  brokerage  commission  to the Funds in cash.  Any such  commission rebates  will be included  in realized  gain on  securities  in the  appropriate financial  statements  of  the  Funds.  The  Manager  and  its  affiliates  have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission  recapture program  described above. In addition,  affiliates of the  administrator  act as consultants in helping  institutional clients choose investment advisors and may also  participate in other types of businesses and provide other services in the investment management industry.

                                  CAPITAL STOCK

Capitalization
     The Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class of each Fund. All shares are, when issued in accordance with the Trust's prospectuses, registration statement, governing instruments and applicable law, fully paid and non-assessable.  Shares do not have  preemptive  rights.  All shares of a Fund  represent  an  undivided proportionate  interest in the assets of such Fund, and

                                                                              38

each share class has the same  voting and other  rights and  preferences  as the other classes of a Fund, except that shares of the  Institutional  Class may not vote on any matter that affects the Fund Classes'  Distribution Plans under Rule
12b-1.  Similarly,  as a general  matter,  shareholders of Fund Classes may vote only on matters affecting the Fund Classes' Rule 12b-1 Plans that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to  increase  materially  the fees to be paid by each Fund  under the Rule 12b-1
Plan relating to Class A Shares. General expenses of each Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Fund Classes' Rule 12b-1 Plans will be allocated solely to those classes.

     As of November 23, 1999,  Delaware  Group Global and  International  Funds,
Inc. changed its name to Delaware Group Global and International Funds.

     Prior to September 6, 1994, Delaware  International Value Equity Fund Class
A  was  known  as  Delaware   International   Equity  Fund  class  and  Delaware
International  Value  Equity  Fund  Institutional  Class was  known as  Delaware
International Equity Fund (Institutional) class.

     Effective as of August 16, 1999, the names of the Funds changed as follows.
Corresponding changes were also made to each of the Funds' Classes.

----------------------------------- ------------------------------------
Old name                            New name as of August 16, 1999
----------------------------------- ------------------------------------
International Equity Fund           Delaware International Equity Fund
----------------------------------- ------------------------------------
Emerging Markets Fund               Delaware Emerging Markets Fund
----------------------------------- ------------------------------------
Global Fund                         Delaware Global Fund
----------------------------------- ------------------------------------

     Effective  as of June 28,  2001,  the names of the  Delaware  International
Equity Fund and  Delaware  Global Fund changed to Delaware  International  Value
Equity Fund and Delaware Global Value Fund, respectively.  Corresponding changes were also made to each of these Fund's Classes.

     Class R Shares of the Fund were initially offered on June 2, 2003.

     Prior to March 30, 2006,  Delaware  Global Value Fund was known as Delaware
International Small Cap Value Fund.

Noncumulative Voting
     The Trust's shares shares have  non-cumulative  voting rights,  which means that the holders of more than 50% of the Trust shares voting for the election of
Trustees  can elect 100% of the  Trustees  if they choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

                                PURCHASING SHARES

General Information

     Shares of the Funds are offered on a  continuous  basis by the  Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if in the opinion of  management  such  rejection  is in a Fund's best  interest.  For
Delaware  International  Value Equity Fund and Delaware  Global Value Fund,  the
minimum  initial  investment  generally  is $1,000  for Class A Shares,  Class B
Shares and Class C Shares.  Subsequent  purchases of such Classes generally must be at least $100.  The initial and  subsequent  investment  minimums for Class A
Shares will be waived for  purchases by officers,  Trustees and employees of any
Delaware Investments Fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll  deduction  program.  Shares  purchased pursuant to the Uniform  Gifts to Minors Act or Uniform  Transfers to Minors Act
and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent  purchase of $25.
There are no minimum  purchase  requirements  for Class R and the  Institutional
Classes, but certain eligibility requirements must be satisfied.

                                                                              39

     Subsequent  purchases  of such  Classes of Delaware  Emerging  Markets Fund generally must be at least $100. Shares purchased  pursuant to the Uniform Gifts to Minors  Act or  Uniform  Transfers  to Minors  Act and  shares  purchased  in connection  with an Automatic  Investing Plan are subject to the minimum initial
purchase  of  $50,000  and  a  minimum  subsequent   purchase  of  $25.  Certain
eligibility  requirements  must be satisfied  for Class R and the  Institutional
Classes.

     Any class members  included in the settlement of Blanke v. Lincoln National
Corporation  and Lincoln  National Life  Insurance  Company may purchase Class A shares  of the Fund at net asset  value for a period of 90 days  after the final settlement date. The initial purchase of such shares must be for an amount of at least $1,000 and must comply with the Amended  Notice of Class Action,  Proposed
Settlement and Fairness Hearing.  Class members may call 800 960-0366 to receive information regarding the settlement.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced front-end  sales  charges  apply to  investments  of  $50,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  Each Fund can redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases in any of the Delaware Investments Funds. Each Fund reserves the right to reject  purchase  orders  paid by  third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign  financial  institution  is  accepted,  you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end  sales charge of 5.75%;  however,  lower front-end sales charges apply for larger purchases.  See the table in the Fund Classes' Prospectuses.  Class A
Shares are also  subject to annual Rule 12b-1 Plan  expenses for the life of the investment.

     Class B Shares of the Funds are  purchased at NAV and are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase;  (ii) 3.25% if shares are redeemed  during the second year of  purchase;  (iii) 2.75% if shares are redeemed during the third year following purchase;  (iv) 2.25% if shares are redeemed during the

                                                                              40

fourth and fifth years following purchase;  and (v) 1.50% if shares are redeemed during the sixth year and (vi) 0% thereafter. Class B Shares are also subject to annual  Rule 12b-1 Plan  expenses  which are higher  than those to which Class A
Shares are subject and are assessed against Class B Shares for eight years after purchase. See "Automatic Conversion of Class B Shares" below.

     Class C Shares are  purchased  at NAV and are subject to a CDSC of 1.00% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment  which are equal to those to which Class B Shares are subject.

     Class R Shares are purchased at the NAV per share without the imposition of a  front-end  sales  charge or CDSC.  Class R Shares are  subject to annual Rule
12b-1 Plan expenses for the life of the investment.

     Institutional  Class shares are  purchased at the NAV per share without the imposition of a front-end sales charge or CDSC or Rule 12b-1 Plan expenses.

     See "Plans Under Rule 12b-1 for the Fund Classes" and "Determining Offering
Price and Net Asset Value" below for more information.

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares  of  the  Funds.  However,   purchases  not  involving  the  issuance  of
certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate officer of the Funds.
No charge is assessed by the Trust for any certificate  issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Funds.  In those  circumstances,  a  shareholder  may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, B and C Shares
     The alternative purchase arrangements of Class A Shares, Class B Shares and
Class C Shares permit  investors to choose the method of purchasing  shares that is most suitable for their needs given the amount of their purchase,  the length of time they  expect to hold  their  shares  and other  relevant  circumstances.
Investors should determine whether, given their particular circumstances,  it is more  advantageous to purchase Class A Shares and incur a front-end sales charge and annual  Rule 12b-1 Plan  expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares,  or to  purchase  either  Class B or Class C
Shares and have the entire initial purchase amount invested in the Fund with the investment  thereafter  subject to a CDSC and annual  Rule 12b-1 Plan  expenses.
Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of  purchase.  Class B and Class C Shares  are each  subject to annual Rule 12b-1 Plan  expenses of up to a maximum of 1.00% (0.25% of which are service  fees to be paid to the  Distributor,  dealers or others  for  providing personal service and/or maintaining  shareholder  accounts) of average daily net assets of the respective  Class.  Class B Shares will  automatically  convert to
Class A Shares at the end of eight  years after  purchase  and,  thereafter,  be subject  to annual  12b-1 Plan  expenses  of up to a maximum of 0.30% of average daily net assets of such shares.  Unlike  Class B Shares,  Class C Shares do not convert to another Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will diminish over time. In comparing Class B Shares to Class C Shares,

                                                                              41

investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class
C Shares.  Investors also should consider the fact that, like Class B Shares and
Class C Shares,  Class R Shares do not have a front-end sales charge and, unlike
Class B Shares and Class C Shares,  Class R Shares are not subject to a CDSC. In
Comparing Class B Shares to Class R shares,  investors  should also consider the duration of the annual  Rule 12b-1 Plan  expenses to which each Class is subject and the desirability of an automatic  conversion feature to Class A Shares (with lower annual Rule 12b-1 Plan fees),  which is available  only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1 Plan fees and, in the case of Class B Shares and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B  Shares,  Class C Shares  and Class R Shares.
Investors should understand that the purpose and function of the respective Rule
12b-1 Plans  (including for Class R Shares) and the CDSCs  applicable to Class B
Shares  and Class C Shares  are the same as those of the Rule 12b-1 Plan and the front-end  sales  charge  applicable  to Class A Shares  in that  such  fees and charges are used to finance the  distribution  of the  respective  Classes.  See
"Plans Under Rule 12b-1 for the Fund Classes" below.

     Dividends,  if any, paid on Class A Shares, Class B Shares, Class C Shares,
Class R Shares and  Institutional  Class Shares will be  calculated  in the same manner,  at the same  time  and on the same day and will be in the same  amount, except that the amounts of Rule 12b-1 Plan expenses  relating to Class A Shares,
Class B Shares,  Class C Shares and Class R Shares will be borne  exclusively by such shares. See "Determining Offering Price and Net Asset Value" below.

     Class A Shares :  Purchases  of  $50,000  or more of Class A Shares  at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectuses,  and may include a series of purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special Purchase Features -- Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As described in the Fund Classes'  Prospectuses,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments Funds as to which a Limited  CDSC  applies  (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption and Exchange") may be

                                                                              42

aggregated with those of the Class A Shares of a Fund.  Financial  advisors also may be eligible for a dealer's  commission in connection with certain  purchases made  under a  Letter  of  Intention  or  pursuant  to an  investor's  Right  of
Accumulation.  Financial advisors should contact the Distributor  concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

     An  exchange  from other  Delaware  Investments  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
     Class B Shares and Class C Shares are purchased  without a front-end  sales charge. Class B Shares redeemed within six years of purchase may be subject to a
CDSC at the rates set forth above,  and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar  amount  subject to the CDSC.  The charge  will be  assessed on an amount  equal to the  lesser of the NAV at the time of  purchase  of the  shares being  redeemed or the NAV of those  shares at the time of  redemption.  No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a
CDSC be assessed on  redemptions  of shares  acquired  through  reinvestment  of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase"  will be the NAV at purchase of Class B Shares or Class
C Shares of a Fund,  even if those  shares  are later  exchanged  for  shares of another  Delaware  Investments  Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were  acquired in the  exchange.  The Fund  Classes'  Prospectuses  include information on the instances in which the CDSC is waived.

     During the seventh year after  purchase and,  thereafter,  until  converted automatically  into Class A Shares,  Class B Shares will still be subject to the annual Rule 12b-1 Plan  expenses  of up to 1.00% of average  daily net assets of those shares.  At the end of eight years after purchase,  an investor's  Class B
Shares will be automatically converted into Class A Shares of the same Fund. See
"Automatic  Conversion of Class B Shares" below. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed  that  shares held for more than six years are  redeemed  first,
followed  by  shares   acquired   through  the   reinvestment  of  dividends  or
distributions,  and finally by shares held longest  during the six-year  period.
With  respect to Class C Shares,  it will be assumed  that  shares held for more than 12 months are  redeemed  first  followed  by shares  acquired  through  the reinvestment  of dividends or  distributions,  and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of an  investor's  purchase  payment  will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class B Shares at the time of purchase  from its own assets in an  amount  equal  to no more  than 5% of the  dollar  amount  purchased.  In addition,  from time to time,  upon written  notice to all of its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor  may pay additional  compensation  to dealers or brokers for selling
Class B Shares at the time of purchase.  As discussed  below,  however,  Class B
Shares are subject to annual Rule 12b-1 Plan  expenses  and, if redeemed  within six years of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the
CDSC and the  proceeds  of the 12b-1 Plan fees makes it  possible  for a Fund to sell Class B Shares  without  deducting a front-end  sales charge at the time of purchase.

                                                                              43

     Holders of Class B Shares who  exercise the  exchange  privilege  described below  will  continue  to be  subject  to the CDSC  schedule  for Class B Shares described  in this Part B, even after the  exchange.  Such CDSC  schedule may be higher  than the CDSC  schedule  for Class B Shares  acquired as a result of the exchange. See "Redemption and Exchange" below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for eight years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three additional  months after the eighth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a Fund acquired  through a reinvestment of dividends will convert to the  corresponding  Class A Shares of that Fund pro-rata with Class B
Shares of that Fund not acquired through dividend reinvestment.

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of an  investor's  purchase  payment  will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an amount  equal to no more than 1.00% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans Under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Fund Classes of each Fund (the "Plans").  Each Plan permits the Funds to pay for certain  distribution,  promotional  and  related  expenses involved in the marketing of only the Class of shares to which the Plan applies.
The  Plans do not apply to  Institutional  Class  Shares.  Such  shares  are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of  Institutional  Class Shares.  Shareholders of
Institutional Class Shares may not vote on matters affecting the Plans.

     The Plans permit the Funds,  pursuant to their Distribution  Agreement,  to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services and expenses in distributing  and promoting sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to brokers,  dealers and others.  In connection with the promotion of shares of the
Fund Classes, the Distributor may, from time

                                                                              44

to time, pay to participate in  dealer-sponsored  seminars and conferences,  and
reimburse   dealers  for  expenses  incurred  in  connection  with  pre-approved seminars,  conferences  and  advertising.  The  Distributor  may  pay  or  allow additional  promotional  incentives  to  dealers as part of  pre-approved  sales contests and/or to dealers who provide extra training and information concerning a Fund Class and increase sales of the Fund Classes.

     In addition,  each Fund may make  payments from the Rule 12b-1 Plan fees of its respective Fund Classes  directly to others,  such as banks,  who aid in the distribution  of Fund  Class  shares or  provide  services  in respect of a Fund
Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares  and Class C Shares are also used to pay the  Distributor  for advancing  the  commission  costs to dealers with respect to the initial sale of such shares.

     The maximum  aggregate fee payable by a Fund under its Plans,  and a Fund's
Distribution Agreements, is on an annual basis, up to 0.30% of average daily net assets for the year of Class A Shares,  up to 1.00%  (0.25% of which are service fees to be paid to the  Distributor,  dealers and others for providing  personal service and/or maintaining  shareholder accounts) of each of the Class B Shares'
and the Class C Shares' average daily net assets for the year and up to 0.60% of
Class R Shares'  average daily net assets for the year.  The Funds'  Distributor may reduce/waive these amounts at any time.

     Although  the  maximum fee  payable  under the Rule 12b-1 Plan  relating to
Delaware  Large Cap Value  Fund  Class A Shares  is 0.30% of  average  daily net assets of such class,  the Board of Trustees has determined that the annual fee, payable on a monthly basis,  under the Plan relating to Delaware Large Cap Value
Fund Class A Shares,  will be equal to the sum of: (i) the  amount  obtained  by multiplying 0.30% by the average daily net assets  represented by Delaware Large
Cap Value Fund Class A Shares that were or are  acquired by  shareholders  on or after May 2, 1994,  and (ii) the amount  obtained  by  multiplying  0.10% by the average daily net assets  represented  by Delaware  Large Cap Value Fund Class A
Shares  that were  acquired  before May 2, 1994.  While this is the method to be used to  calculate  the 12b-1 fees to be paid by  Delaware  Large Cap Value Fund
Class A Shares under its Plan, the fee is a Class A Shares'  expense so that all shareholders of Delaware Large Cap Value Fund Class A Shares, regardless of when they purchased their shares, will bear 12b-1 expenses at the same rate. As Class
A Shares are sold on or after May 2, 1994,  the  initial  rate of at least 0.10%
will increase over time. Thus as the proportion of Delaware Large Cap Value Fund
A Class shares  purchased on or after May 2, 1994 to outstanding  Class A Shares of  Delaware  Large Cap Value  Fund  increases,  the  expenses  attributable  to payments under the Plan will also increase (but will not exceed 0.30% of average daily net assets).

     While payments pursuant to the Plans may not exceed the foregoing  amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is  therefore  possible  that  the  Distributor  may  realize  a  profit  in any
particular  year.   However,   the  Distributor   currently   expects  that  its
distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution of shares of the Classes.  The monthly fees paid to the Distributor under  the  Plans  are  subject  to the  review  and  approval  of  the  Trust's
Independent  Trustees,  who may  reduce the fees or  terminate  the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes  Shares would be borne by such persons  without any  reimbursement  from such Fund Classes.  Consistent with the  requirements of Rule 12b-1(h) under the
1940 Act, and subject to seeking best execution,  a Fund may, from time to time, buy or sell portfolio  securities from or to firms which receive  payments under the Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The  Plans  and the  Distribution  Agreements,  as  amended,  have all been approved  by the Board of  Trustees  of the Trust,  including  a majority of the
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans  and the  Distribution  Agreements,  by a vote cast in person at a meeting duly called for the purpose of voting on

                                                                              45

the Plans and such  Agreements.  Continuation of the Plans and the  Distribution
Agreements,  as amended,  must be approved  annually by the Board of Trustees in the same manner as specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable  likelihood of each Plan  providing a benefit to its  respective
Fund  Class.  The Plans and the  Distribution  Agreements,  as  amended,  may be terminated  with  respect  to a Fund  Class at any  time  without  penalty  by a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans and the Distribution Agreements,  or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority  vote of  Independent  Trustees  who have no direct or indirect financial interest in the Plans or Distribution Agreements. With respect to each
Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the  outstanding  voting  securities of a
Fund's Class B Shares.  Also, any other material  amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent
Trustees  who have no  direct or  indirect  financial  interest  in the Plans or
Distribution  Agreements.  In  addition,  in  order  for  the  Plans  to  remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent  Trustees and who have no direct or indirect financial interest in the Plans or Distribution  Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

     For the fiscal year ended  November 30, 2005, the payments from Class A, B,
C and R Shares  of the Funds  were as  indicated  below.  (Class R Shares of the
Delaware International Value Equity Fund were available for purchase during this period as of November 30, 2005. Class R shares of the Delaware  Emerging Markets
Fund and Delaware  Global Value Fund were not available for purchase during this period.)

                                                                              46

------------------------------- -----------------------------------------------------------------
                                                            Delaware
                                                International Value Equity Fund
------------------------------- -------------- ---------------- ----------------- ---------------
                                      Class A          Class B           Class C         Class R
------------------------------- -------------- ---------------- ----------------- ---------------
Advertising                               ---              ---               ---             ---
------------------------------- -------------- ---------------- ----------------- ---------------
Annual/Semiannual Reports              $6,239             $765            $2,749             $20
------------------------------- -------------- ---------------- ----------------- ---------------
Broker Trails                      $1,552,785          $94,029          $492,782         $10,794
------------------------------- -------------- ---------------- ----------------- ---------------
Broker Sales Charges                      ---         $197,581          $419,469             ---
------------------------------- -------------- ---------------- ----------------- ---------------
Dealer Service Expenses                   ---              ---               ---             ---
------------------------------- -------------- ---------------- ----------------- ---------------
Interest on Broker Sales                  ---          $36,141           $11,289             ---
Charges
------------------------------- -------------- ---------------- ----------------- ---------------
Commissions to Wholesalers                ---              ---               ---             ---
------------------------------- -------------- ---------------- ----------------- ---------------
Promotional-Broker Meetings               ---              ---               ---             ---
------------------------------- -------------- ---------------- ----------------- ---------------
Promotional-Other                     $26,702           $2,252            $1,270              $3
------------------------------- -------------- ---------------- ----------------- ---------------
Prospectus Printing                   $83,134           $4,230            $6,079            $263
------------------------------- -------------- ---------------- ----------------- ---------------
Telephone                                 ---              ---               ---             ---
------------------------------- -------------- ---------------- ----------------- ---------------
Wholesaler Expenses                  $164,093          $43,822           $11,946          $1,220
------------------------------- -------------- ---------------- ----------------- ---------------
Other                                     ---              ---               ---             ---
------------------------------- -------------- ---------------- ----------------- ---------------
Total                              $1,832,953         $378,820          $945,584         $12,300
------------------------------- -------------- ---------------- ----------------- ---------------

---------------------------- -------------------------------------------------
                                                 Delaware
                                          Emerging Markets Fund
---------------------------- -------------------------------------------------
                                   Class A          Class B           Class C
---------------------------- -------------- ---------------- -----------------
Advertising                            ---              ---               ---
---------------------------- -------------- ---------------- -----------------
Annual/Semiannual Reports           $3,902             $606            $1,616
---------------------------- -------------- ---------------- -----------------
Broker Trails                   $1,918,378          $65,465          $212,992
---------------------------- -------------- ---------------- -----------------
Broker Sales Charges                   ---          $90,280          $906,458
---------------------------- -------------- ---------------- -----------------
Dealer Service Expenses                ---              ---               ---
---------------------------- -------------- ---------------- -----------------
Interest on Broker Sales               ---          $24,386           $20,266
Charges
---------------------------- -------------- ---------------- -----------------
Commissions to Wholesalers             ---              ---               ---
---------------------------- -------------- ---------------- -----------------
Promotional-Broker Meetings            ---              ---               ---
---------------------------- -------------- ---------------- -----------------
Promotional-Other                   $2,438           $1,268            $4,021
---------------------------- -------------- ---------------- -----------------
Prospectus Printing                 $1,866           $2,875            $6,061
---------------------------- -------------- ---------------- -----------------
Telephone                              ---              ---               ---
---------------------------- -------------- ---------------- -----------------
Wholesaler Expenses                    ---          $79,916          $163,191
---------------------------- -------------- ---------------- -----------------
Other                                  ---              ---               ---
---------------------------- -------------- ---------------- -----------------
Total                           $1,926,584         $264,796        $1,314,605
---------------------------- -------------- ---------------- -----------------

                                                                              47

---------------------------- -------------------------------------------------
                                                 Delaware
                                            Global Value Fund
---------------------------- -------------- ---------------- -----------------
                                   Class A          Class B           Class C
---------------------------- -------------- ---------------- -----------------
Advertising                            ---              ---               ---
---------------------------- -------------- ---------------- -----------------
Annual/Semiannual Reports             $700             $359              $195
---------------------------- -------------- ---------------- -----------------
Broker Trails                      $80,469          $16,780           $33,561
---------------------------- -------------- ---------------- -----------------
Broker Sales Charges                   ---          $15,753           $15,312
---------------------------- -------------- ---------------- -----------------
Dealer Service Expenses                ---              ---               ---
---------------------------- -------------- ---------------- -----------------
Interest on Broker Sales               ---           $3,289              $656
Charges
---------------------------- -------------- ---------------- -----------------
Commissions to Wholesalers             ---              ---               ---
---------------------------- -------------- ---------------- -----------------
Promotional-Broker Meetings            ---              ---               ---
---------------------------- -------------- ---------------- -----------------
Promotional-Other                      $80             $619              $341
---------------------------- -------------- ---------------- -----------------
Prospectus Printing                 $1,434             $874              $648
---------------------------- -------------- ---------------- -----------------
Telephone                              ---              ---               ---
---------------------------- -------------- ---------------- -----------------
Wholesaler Expenses                 $1,198          $10,935            $3,077
---------------------------- -------------- ---------------- -----------------
Other                                  ---              ---               ---
---------------------------- -------------- ---------------- -----------------
Total                              $83,881          $48,609           $53,790
---------------------------- -------------- ---------------- -----------------

Other Payments to Dealers - Class A Shares,  Class B Shares,  Class C Shares and
Class R Shares
     From time to time, at the  discretion of the  Distributor,  all  registered broker/dealers  whose  aggregate  sales of Fund Classes exceed certain limits as set by the Distributor,  may receive from the Distributor an additional  payment of up to 0.25% of the dollar  amount of such  sales.  The  Distributor  may also provide  additional  promotional  incentives  or payments  to dealers  that sell shares of the Delaware Investments Funds. In some instances, these incentives or payments may be offered only to certain  dealers who maintain,  have sold or may sell certain  amounts of shares.  The  Distributor may also pay a portion of the expense of  pre-approved  dealer  advertisements  promoting the sale of Delaware
Investments fund shares.

Special Purchase Features - Class A Shares
     Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
sets forth the  categories of investors who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A shares at NAV. The requirements are as follows:

     o    The  purchase  must  be made by a  group  retirement  plan  (excluding
defined   benefit  plans)  (a)  that  purchased   Class  A  shares  prior  to  a
recordkeeping  transition  period from August 2004 to October 2004 and (b) where the plan participants  records were maintained on Retirement Financial Services,
Inc.'s ("RFS") proprietary  recordkeeping system, provided that the plan (i) has in excess of $500,000  of plan  assets  invested in Class A Shares of a Delaware
Investments Fund and any stable value account  available to investment  advisory clients of the Manager or its  affiliates;  or (ii) is  sponsored by an employer that has at any point after May 1, 1997 had more than 100  employees  while such plan has held Class A Shares of a Delaware  Investments  Fund and such  employer has properly  represented to, and received written confirmation back from RFS in writing that it has the  requisite  number of employees.  See "Group  Investment
Plans" for information regarding the applicability of the Limited CDSC.

     o    The  purchase  must be made by any group  retirement  plan  (excluding defined  benefit pension plans) that purchased Class A shares prior to an August
2004 to  October  2004  recordkeeping  transition  period and  purchased  shares through a retirement plan alliance program, provided that RFS was the sponsor of the alliance program or had a product  participation  agreement with the sponsor of the alliance program.

                                                                              48

     As  disclosed  in  the  Fund  Classes'  Prospectuses  certain  legacy  bank sponsored  retirement  plans may make  purchases  of Class A shares at net asset value. These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase,  Institutional Class shares or interests in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in Class A Shares of designated  Delaware  Investments Funds ("eligible Delaware
Investments  Fund  shares"),   as  well  as  shares  of  designated  classes  of
non-Delaware   Investments  Funds  ("eligible   non-Delaware   Investments  Fund
shares").  Class B Shares and Class C Shares are not  eligible  for  purchase by
Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible  Delaware  Investments and eligible  non-Delaware  Investments  Fund shares  held by the Allied Plan may be  combined  with the dollar  amount of new purchases  by that Allied  Plan to obtain a reduced  front-end  sales  charge on additional purchases of eligible Delaware Investments Fund shares. See "Combined
Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments Fund shares for other eligible  Delaware  Investments Fund shares or for  eligible  non-Delaware  Investments  Fund  shares at NAV  without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware  Investments,  which were not subject to a front end sales charge,  will be subject to the applicable  sales charge if exchanged for eligible Delaware  Investments Fund shares to which a sales charge applies.  No sales charge will apply if the eligible fund shares were previously acquired  through the  exchange of eligible  shares on which a sales  charge was already  paid or through  the  reinvestment  of  dividends.  See  "Investing  by
Exchange" below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments  Fund  shares  under an Allied  Plan.  In  determining  a  financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware   Investments   Fund  shares  in  connection  with  Allied  Plans,  all
participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
above under "Purchasing Shares."

     The Limited CDSC is applicable to redemptions of net asset value  purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the
Limited  CDSC,  as  described  in  the  Fund  Classes'  Prospectuses,  apply  to redemptions  by  participants  in Allied  Plans  except in the case of exchanges between eligible Delaware Investments and non-Delaware  Investments Fund shares.
When  eligible  Delaware  Investments  Fund shares are  exchanged  into eligible non-Delaware  Investments  Fund shares,  the Limited CDSC will be imposed at the time of the exchange,  unless the joint  venture  agreement  specifies  that the amount of the  Limited  CDSC will be paid by the  financial  advisor  or selling dealer. See "Contingent Deferred Sales Charge for Certain Redemptions of Class A
Shares Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month  period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter of Intention is signed.  The 13-month period begins on the date of the earliest purchase.  If the intended  investment is not completed,  except as noted below,  the purchaser will be asked to pay an amount equal to the  difference  between the  front-end  sales charge on Class A
Shares  purchased at the reduced rate and the front-end  sales charge  otherwise applicable to the total shares purchased.  If such payment is not made within 20 days  following the expiration of the 13-month  period,  the Transfer Agent will surrender an appropriate  number of the escrowed  shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering price at the level  designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other Delaware Investments Funds

                                                                              49

previously  purchased and still held as of the date of their Letter of Intention toward  the  completion  of  such  Letter,  except  as  described  below.  Those purchasers  cannot include  shares that did not carry a front-end  sales charge,
CDSC or Limited CDSC,  unless the  purchaser  acquired  those shares  through an exchange  from a  Delaware  Investments  Fund that did carry a  front-end  sales charge,  CDSC  or  Limited  CDSC.  For  purposes  of  satisfying  an  investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of the
Funds and the  corresponding  classes  of shares of other  Delaware  Investments
Funds which offer such shares may be aggregated with Class A Shares of the Funds and the corresponding class of shares of the other Delaware Investments Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period.  The Transfer Agent reserves the right to adjust the signed Letter of Intention  based on this  acceptance  criteria.  The
13-month  period will begin on the date this Letter of  Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not  fulfilled  within the  13-month  period,  the plan  level will be  adjusted
(without completing another Letter of Intention) and the employer will be billed for the  difference in front-end  sales charges due,  based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level  designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end  sales  charge,  CDSC or
Limited  CDSC of any  class.  Class B Shares and Class C Shares of the Funds and other Delaware Investments Funds which offer corresponding classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments Funds. In addition,  if you are an investment  advisory  client of the Manager's  affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

     Right of  Accumulation:  In  determining  the  availability  of the reduced front-end  sales  charge  on Class A Shares,  purchasers  may also  combine  any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the
Funds,  as well as  shares  of any  other  class  of any of the  other  Delaware
Investments  Funds  which  offer such  classes  (except  shares of any  Delaware
Investments  Fund which do not carry a front-end  sales charge,  CDSC or Limited
CDSC).  If, for example,  any such purchaser has previously  purchased and still holds  Class A Shares  of a Fund  and/or  shares  of any  other  of the  classes described  in the  previous  sentence  with a value of $40,000 and  subsequently purchases  $10,000 at offering  price of additional  shares of Class A Shares of the Fund,  the charge  applicable  to the $10,000  purchase  would  currently be
4.75%. For the purpose of this  calculation,  the shares presently held shall be valued at the  public  offering  price  that  would  have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales  charges  for  Class A Shares  in the Fund  Classes'
Prospectuses  to determine the  applicability  of the Right of  Accumulation  to their particular circumstances.

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares of the Funds (and of the Institutional  Class Shares holding shares which were  acquired  through an exchange from one of the other  Delaware  Investments
Funds  offered  with a front-end  sales  charge) who redeem such shares have one year from the date of  redemption  to reinvest  all or part of their  redemption proceeds in the same Class of the Funds or in the same Class of

                                                                              50

any of the other Delaware  Investments Funds. In the case of Class A Shares, the reinvestment  will not be assessed a front-end  sales  charge and in the case of
Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment  privilege does not extend to
Class A Shares where the  redemption  of the shares  triggered  the payment of a
Limited CDSC. Persons investing  redemption  proceeds from direct investments in the Delaware Investments Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares.  The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemptions  as well as the automatic  conversion into Class A Shares.

      A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

     Any  reinvestment  directed  to a  Delaware  Investments  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read  carefully the prospectus  for the Delaware  Investments  Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus  contains more complete  information  about the Delaware  Investments
Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Fund's  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group Investment Plans which are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan  investing  in  Delaware  Investments  Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Funds at the time of each such purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on  purchases to  non-retirement  Delaware  Investments  investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal of the entire plan from a Delaware  Investments Fund. See "Contingent
Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net
Asset  Value"  under  "Redemption  and  Exchange"  below.   Notwithstanding  the
foregoing,  the Limited  CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in  connection  with  redemptions  by certain group defined contribution  retirement plans that purchase shares through a retirement plan  alliance  program  which  requires  that shares will be  available at NAV, provided  that RFS  either  was the  sponsor  of the  alliance  program or had a product  participation  agreement with the sponsor of the alliance  program that specifies that the Limited CDSC will be waived.

Availability of Class R Shares
     Class  R  Shares  generally  are  available  only  to:  (i)  qualified  and non-qualified plan shareholders  covering multiple employees  (including 401(k),
401(a),  457, and  non-custodial  403(b) plans,  as well as other  non-qualified deferred  compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and

                                                                              51

(ii)  to  IRA  rollovers   from  plans   maintained  on  Delaware's   retirement
recordkeeping system that are offering R Class Shares to participants.

Availability of Institutional Class Shares
     The Institutional  Class of the Funds are generally  available for purchase only by: (i) retirement  plans introduced by persons not associated with brokers or dealers  that are  primarily  engaged in the retail  securities  business and rollover  individual  retirement  accounts  from  such  plans;  (ii)  tax-exempt employee  benefit plans of the Manager or its affiliates  and securities  dealer firms  with a  selling  agreement  with  the  Distributor;  (iii)  institutional advisory  accounts  of the Manager or its  affiliates  and those  having  client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee  benefit plans and rollover  individual  retirement  accounts from such institutional  advisory  accounts;  (iv)  a  bank,  trust  company  and  similar financial  institution  investing  for its own account or for the account of its trust  customers for whom the  financial  institution  is exercising  investment discretion in  purchasing  shares of the Class,  except where the  investment is part of a program that requires  payment of the financial  institution of a Rule
12b-1  Plan fee;  (v)  registered  investment  advisors  investing  on behalf of clients that  consist  solely of  institutions  and high  net-worth  individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated  with a broker or dealer and derives  compensation  for its  services  exclusively  from its clients for such advisory  services;  ; (vi) certain  plans  qualified  under  Section 529 of the
Internal  Revenue Code for which the Funds' Manager,  Distributor or one or more
of  their   affiliates   provide   recordkeeping,   administrative,   investment
management,  marketing, distribution or similar services ("Eligible 529 Plans");
and (vii)  programs  sponsored by financial  intermediaries  where such programs require the purchase of institutional class shares.

                                INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check to the  specific  Fund in which shares  are  being  purchased.  Such  purchases,  which  must  meet the  minimum subsequent purchase  requirements set forth in the Prospectuses and this Part B, are made for  Class A Shares  at the  public  offering  price,  and for  Class B
Shares,  Class C Shares,  Class R Shares and  Institutional  Class Shares at the
NAV, at the end of the day of receipt.  A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically reinvest dividends and/or distributions in any of the other Delaware Investments
Funds,  including  the Funds,  in states  where their  shares may be sold.  Such investments  will be at NAV at the close of  business on the  reinvestment  date without any front-end sales charge or service fee. The  shareholder  must notify the Transfer  Agent in writing and must have  established an account in the fund
into  which  the  dividends  and/or  distributions  are  to  be  invested.   Any
reinvestment  directed  to a fund in which  the  investor  does not then have an account will be treated like all other initial  purchases of the fund's  shares.
Consequently,  an investor  should obtain and read  carefully the prospectus for the fund in which the  investment  is intended to be made

                                                                              52

before  investing  or sending  money.  The  prospectus  contains  more  complete information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other  Delaware  Investments  Funds may be  invested  in  shares  of the  Funds, provided an account has been established.  Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares.  Dividends from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments Fund in which their investments are held: SAR/SEP,  SEP/IRA,  SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another  Delaware  Investments  Fund,  you may write and authorize an exchange of part or all of your investment into shares of the  Funds.  If you wish to open an account by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Funds'  Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

Investing proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially  similar class of the Delaware  Investments  Funds will qualify for treatment as if such proceeds had been  exchanged  from another
Delaware Investments Fund rather than transferred from the Eligible 529 Plan, as
described  under   "Redemption  and  Exchange"  below.  The  treatment  of  your redemption  proceeds  from an  Eligible  529  Plan  does  not  apply if you take possession  of the proceeds of the  withdrawal  and  subsequently  reinvest them
(i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of a Delaware Investments
Funds into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for  investment  in Class A Shares,  Class B  Shares,  Class C Shares or Class R
Shares,  through an agent bank,  pre-authorized  government or private recurring
payments.   This  method  of  investment   assures  the  timely  credit  to  the
shareholder's account of payments such as social security,  veterans' pension or compensation benefits,  federal salaries,  Railroad Retirement benefits, private payroll  checks,  dividends,  and disability or pension fund  benefits.  It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

                                                                              53

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Funds may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand
     You or your investment dealer may request purchases of Fund shares by phone using  MoneyLine(SM)  On Demand.  When you  authorize  the Funds to accept  such requests from you or your investment  dealer,  funds will be withdrawn from (for share  purchases)  your  pre-designated  bank  account.  Your  request  will  be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware Investments Funds. Shareholders of the Fund Classes may elect to invest in one or more of the  other  Delaware  Investments  Funds  through  the  Wealth
Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive  the  automatic  investment,  such new account must meet the minimum  initial  purchase  requirements  described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account  and  invested  automatically  into other  Delaware  Investments  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices. This

                                                                              54

program involves  automatic  exchanges  between two or more fund accounts and is treated as a  purchase  of shares of the fund into  which  investments  are made through the program.  Shareholders  can terminate their  participation in Wealth
Builder at any time by giving  written  notice to the fund from which  exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7)  or 457 Plans.  This  option  also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Funds previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Funds.  Please call the  Shareholder
Service  Center  at (800)  523-1918  if you have any  questions  regarding  this service.

Retirement Plans for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Funds  may  be  suitable  for  use  in  Coverdell   Education  Savings  Accounts
("Coverdell  ESAs").  For further details  concerning  these plans and accounts, including applications,  contact your investment advisor or the Distributor.  To determine  whether the benefits of a tax-sheltered  retirement plan or Coverdell
ESA are available and/or appropriate, you should consult with a tax adviser.

     Class B Shares are  available  only through IRAs,  SIMPLE IRAs,  Roth IRAs,
Coverdell ESAs, SEP/IRAs,  SAR/IRAs, 403(b)(7) plans and 457 Plans. The CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.  See the
Fund  Classes'  Prospectuses  for a list of the  instances  in which the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares.  See "Availability of Institutional  Class Shares" above. For additional information on any of the plans and Delaware  Investments'  retirement services, call the Shareholder Service Center telephone number.

                 DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next  calculated  after receipt of the order by the Funds,  their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares
are effected at the NAV per share next calculated  after receipt of the order by the Funds,  their agent or certain other authorized  persons.  See "Distributor"
under "Investment  Advisor and Other Service  Providers" above.  Selling dealers are responsible for transmitting orders promptly.

                                                                              55

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is normally 4 p.m.,  Eastern time, on days when the NYSE is open for business.  The
NYSE is scheduled to be open Monday  through  Friday  throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther
King, Jr.'s Birthday,  Presidents' Day, Good Friday,  Memorial Day, Independence
Day, Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for each  share  class of each  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining each Fund's total net assets,  portfolio securities primarily listed or traded on a national or foreign  securities  exchange,  except for bonds, are generally  valued at the closing  price on that  exchange,  unless such  closing prices are determined to be not readily available pursuant to the Funds' pricing procedures.  Exchange  traded options are valued at the last reported sale price or,  if no  sales  are  reported,  at the mean  between  bid and  asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on a particular  day, over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity  of less than 60 days are valued at  amortized  cost.  Debt  securities
(other  than  short-term  obligations)  are  valued on the  basis of  valuations provided by a pricing  service when such prices are believed to reflect the fair value  of  such  securities.  Foreign  securities  and  the  prices  of  foreign securities  denominated in foreign  currencies are translated to U.S. dollars at the mean between the bid and offer  quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate  factors such as institutional  trading in similar groups of securities,  yield,  quality,  coupon rate,  maturity,  type of issue, trading  characteristics  and  other  market  data.  Subject  to the  foregoing, securities  for which  market  quotations  are not readily  available  and other assets  are  valued at fair  value as  determined  in good faith and in a method approved by the Board of Trustees.

     Each Class of a Fund will bear,  pro-rata,  all of the common  expenses  of that Fund.  The NAVs of all  outstanding  shares of each Class of a Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in that Fund represented by the value of shares of that Class. All income earned and expenses  incurred by a Fund, will be borne on a pro-rata  basis by each  outstanding  share of a Class,  based on each  Class'
percentage  in that Fund  represented  by the  value of shares of such  Classes, except that  Institutional  Classes will not incur any of the expenses under the
Trust's Rule 12b-1  Plans,  while the Fund Classes each will bear the Rule 12b-1
Plan  expenses  payable  under  their  respective  Plans.  Due to  the  specific distribution  expenses and other costs that will be allocable to each Class, the
NAV of each Class of a Fund will vary.

                             REDEMPTION AND EXCHANGE

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after the Funds receive your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next business day. See the Funds' Prospectuses.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain redemptions from retirement plan accounts, the Funds will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B Shares and Class C Shares,  and, if applicable,  the Limited CDSC in the case of Class A Shares  and  tender to the  shareholder  the  requested  amount, assuming  the  shareholder  holds  enough  shares in his or her  account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by

                                                                              56

the amount of the applicable CDSC or Limited CDSC.  Redemption  proceeds will be distributed  promptly,  as described  below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the  Delaware  Investments  Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918. The Funds may suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In addition to redemption of the Funds' shares, the Distributor,  acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers  acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's  cost, is the NAV per share next determined after receipt  of the  request in good order by the  Funds,  their  agent,  or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and  effective  at the time  the  offering  price  and NAV are  determined.  See
"Determining  Offering  Price  and Net  Asset  Value"  above.  The Funds and the
Distributor  end their  business  days at 5 p.m.,  Eastern  time.  This offer is discretionary  and may be completely  withdrawn  without  further  notice by the
Distributor.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the  repurchase  order was received by the  broker/dealer  from the  shareholder prior to the time the  offering  price and NAV are  determined  on such day. The selling dealer has the responsibility of transmitting  orders to the Distributor promptly.  Such repurchase is then settled as an ordinary  transaction  with the broker/dealer  (who may  make a  charge  to the  shareholder  for this  service)
delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Advisor and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Funds will process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment,  but the Funds will not mail or wire the proceeds until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written  or  telephone  redemption  request  or delay  payment  of  redemption proceeds  if there has been a recent  change  to the  shareholder's  address  of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Funds  will  automatically  redeem  from the  shareholder's  account  the shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal by the Funds of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds  fairly to value  their  assets,  or in the event that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

                                                                              57

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of Funds during any 90-day period for any one shareholder.

     The value of each Fund's  investments is subject to changing market prices.
Thus, a shareholder  redeeming  shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares of Funds are  subject  to CDSCs as  described  under  "Contingent
Deferred  Sales  Charge - Class B Shares and Class C Shares"  under  "Purchasing
Shares" above and in the Fund Classes'  Prospectuses.  Except for the applicable
CDSC or  Limited  CDSC  and,  with  respect  to the  expedited  payment  by wire described below for which, in the case of the Fund Classes,  there may be a bank wiring cost,  neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original  Shares")  for shares of other  Delaware  Investments  Funds (in each case, "New Shares") in a permitted exchange,  will not be subject to a CDSC that might otherwise be due upon  redemption of the Original  Shares.  However,  such shareholders  will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original
Shares were  exchanged.  In the case of Class B Shares,  shareholders  will also continue to be subject to the  automatic  conversion  schedule  of the  Original
Shares as  described  in this Part B. In an  exchange of Class B Shares from the
Funds, the Funds' CDSC schedule may be higher than the CDSC schedule relating to the New Shares  acquired as a result of the exchange.  For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor  held the  Original  Shares is added to the period of time that an  investor  held the New  Shares.  With  respect  to Class B Shares,  the automatic  conversion schedule of the Original Shares may be longer than that of the New  Shares.  Consequently,  an  investment  in New Shares by  exchange  may subject an investor to the higher Rule 12b-1 fees  applicable  to Class B Shares of the Funds for a longer  period of time than if the  investment  in New Shares were made directly.

     Holders  of Class A Shares of the Funds may  exchange  all or part of their shares for shares of other Delaware  Investments Funds,  including other Class A
Shares,  but may not exchange  their Class A Shares for Class B Shares,  Class C
Shares or Class R Shares of the Funds or of any other Delaware Investments Fund.
Holders of Class B Shares of the Funds are  permitted to exchange all or part of their  Class B Shares  only into  Class B Shares of other  Delaware  Investments
Fund.  Similarly,  holders  of Class C Shares  of the  Funds  are  permitted  to exchange  all or part of their  Class C Shares  only into  Class C Shares of any other Delaware  Investments Fund. Class B Shares of the Funds and Class C Shares
of the Funds  acquired by exchange  will  continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Funds acquired by exchange will be added to that of the shares that were exchanged for purposes of determining  the time of the automatic  conversion into Class A Shares of the
Funds.  Holders of Class R Shares of the Funds are  permitted to exchange all or part of their  Class R  Shares  only  into  Class R  Shares  of  other  Delaware
Investments Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares of the Funds will be made without the  imposition  of a
CDSC by the Delaware  Investments  Fund from which the exchange is being made at the time of the exchange.

                                                                              58

     Each  Fund  also  reserves  the right to  refuse  the  purchase  side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be  unable  to  invest  effectively  in  accordance  with  its  investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates  simultaneous orders affecting significant portions of the Fund's assets.

Written Redemption
     You  can  write  to the  Funds  at 2005  Market  Street,  Philadelphia,  PA
19103-7094  to redeem some or all of your shares.  The request must be signed by all owners of the account or your investment  dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s)
at the address of record,  the Funds  require a  signature  by all owners of the account and a signature  guarantee for each owner. A signature  guarantee can be obtained  from a commercial  bank,  a trust  company or a member of a Securities
Transfer Association  Medallion Program ("STAMP").  Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class.  Certificates are not issued for Class B Shares or Class C
Shares.

     The  Funds  discourage  purchases  by market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Funds will  consider  anyone who follows a pattern of market timing in any Delaware Investments Fund to be a market timer.

     Market timing of a Delaware  Investments  Fund occurs when  investors  make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware  Investments  Fund followed  quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware  Investments  Fund within the same calendar  quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

Written Exchange
     You may also write to the Funds (at 2005 Market  Street,  Philadelphia,  PA
19103-7094)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments  Funds,  subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided  unless you notify the Funds in which you have your  account in writing that  you do not wish to have  such  services  available  with  respect  to your account.  Each Fund  reserves the right to modify,  terminate  or suspend  these procedures upon 60 days' written notice to shareholders.  It may be difficult to reach the Funds by telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

                                                                              59

     The Funds and their Transfer Agent are not  responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to such  telephone  transactions,  the  Funds  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  such  Fund or the  Transfer  Agent  may be liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption--Check  to Your  Address  of  Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone  Redemption--Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be  transferred  to your  pre-designated  bank account by wire or by check.  You should  authorize  this service when you open your  account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares  into  other  Delaware  Investments  Funds  under the same  registration, subject to the same  conditions and  limitations as other exchanges noted above.
As with the written  exchange  service,  telephone  exchanges are subject to the requirements  of the Funds,  as  described  above.  Telephone  exchanges  may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments Funds. Telephone exchanges may be subject to limitations as to amounts or frequency.  The Transfer  Agent and each Fund reserve the right to record  exchange  instructions  received  by  telephone  and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using  MoneyLine(SM) On Demand.  When you authorize the Funds to accept such requests  from you or your  investment  dealer,  funds will be deposited to
(for share redemptions) your pre-designated  bank account.  Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.  For more information, see "MoneyLine(SM) On Demand" under "Investment Plans" above.

Systematic Withdrawal Plans
     Shareholders of Class A Shares,  Class B Shares, Class C Shares and Class R
Shares who own or purchase  $5,000 or more of shares at the offering  price,  or
NAV, as applicable,  for which certificates have not been issued

                                                                              60

may establish a Systematic  Withdrawal  Plan for monthly  withdrawals  of $25 or more,  or  quarterly  withdrawals  of $75 or  more,  although  the  Funds do not recommend any specific  amount of  withdrawal.  This is  particularly  useful to shareholders  living on fixed  incomes,  since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the investments made through qualified retirement plans. Shares purchased with the initial investment and through  reinvestment  of cash  dividends  and realized  securities  profits distributions will be credited to the shareholder's  account and sufficient full and  fractional  shares  will be  redeemed  at the NAV  calculated  on the third business day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares through a periodic  investment  program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments Funds or is investing in Delaware  Investments Funds which do not  carry a sales  charge.  Redemptions  of  Class A  Shares  pursuant  to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made  at net  asset  value  and a  dealer's  commission  has  been  paid on that purchase.  The  applicable  Limited CDSC for Class A Shares and CDSC for Class B
and C Shares  redeemed  via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn in each year is less than 12% of the account balance on the date that the Plan is  established.  If the annual  amount  withdrawn in any year  exceeds  12% of the  account  balance  on the  date  that  the  Systematic
Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC,  including an assessment for previously redeemed amounts under the Plan.  Whether a waiver  of the CDSC is  available  or not,  the first shares to be redeemed for each Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either  satisfied  the required  holding period or were acquired through the reinvestment of distributions.  See the Fund
Classes' Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an eligible  guarantor  institution.  Each Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank account through the  MoneyLine(SM)  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your

                                                                              61

signature guaranteed.  The Funds do not charge a fee for this service;  however, your bank may charge a fee. This service is not available for retirement plans.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value
     For  purchases  of  $1,000,000,  a Limited  CDSC will be imposed on certain redemptions  of Class A Shares  (or  shares  into  which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during  the first  year after the  purchase;  and (ii) 0.50% if such  shares are redeemed during the second year after the purchase,  if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's  commission described above in "Dealer's Commission" under "Purchasing Shares."

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (i) the NAV at the time of purchase of the Class
A Shares  being  redeemed  or (2) the NAV of such  Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another  Delaware  Investments Fund and, in the event of an  exchange  of  Class  A  Shares,  the  "NAV  of such  shares  at the  time of redemption" will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another Delaware Investments Fund will not trigger the imposition of the Limited
CDSC at the time of such  exchange.  The period a  shareholder  owns shares into which Class A Shares are exchanged  will count towards  satisfying  the two-year holding  period.  The  Limited  CDSC is  assessed if such two year period is not satisfied  irrespective  of whether the redemption  triggering its payment is of
Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please  see the Fund  Classes'  Prospectuses  for  instances  in which  the
Limited CDSC  applicable  to Class A Shares and the CDSCs  applicable to Class B and C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

     o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement plan alliance program  that  required  shares to be available at net asset value and
          RFS  served as the  sponsor of the  alliance  program or had a product participation  agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

     o    The redemption  must be made by any group  retirement  plan (excluding defined  benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program,  provided that (i) RFS was the sponsor of the alliance  program or had a product participation  agreement with the sponsor of the alliance  program and
          (ii)  RFS  provided  fully  bundled   retirement   plan  services  and
          maintained  participant  records  on  its  proprietary   recordkeeping
          system.

                                                                              62

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions
     Delaware  International  Value Equity Fund will normally make payments from net  investment  income on a  quarterly  basis.  Delaware  Emerging  Markets and
Delaware Global Value Funds each will normally make payments from net investment income on an annual basis.  Payments from net realized  securities  profits of a
Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.

     Dividend  payments  of  $1.00  or less  will be  automatically  reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's  dividends  increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of dividends or otiher  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  net asset value and the  dividend  option may be changed from cash to reinvest.  A Fund may deduct from a  shareholder's  account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the U.S. Post Office or the Fund is otherwise  unable to locate the  shareholder or  verify  the  shareholder's  mailing  address.  These  costs  may  include  a percentage  of the account when a search  company  charges a  percentage  fee in exchange for their location services.

     Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver,
Class A Shares,  Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

Taxes
     Distributions of Net Investment  Income. The Funds receive income generally in the  form of  dividends  and  interest  on  their  investments  in  portfolio securities.  This income,  less  expenses  incurred in the  operation of a Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions  by a Fund from such  income
(other than qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares.

     Distributions  of Capital Gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently,  if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

     Effect of Foreign  Withholding  Taxes.  The Funds may be subject to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce a Fund's distributions paid to you.

     Pass-through  of foreign tax  credits.  If more than 50% of a Fund's  total assets at the end of a fiscal year is invested in foreign  securities,  the Fund may elect to pass  through to you your pro rata  share of foreign  taxes paid by the Fund. If this election is made,  the Fund may report more taxable  income to you than it actually  distributes.  You will then be  entitled  either to deduct your  share of these  taxes in  computing  your  taxable  income,  or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to  limitations  for certain  shareholders).  The Fund will provide you with the information  necessary to claim this deduction or credit on your personal income tax return if it makes this election. Your use of foreign dividends,  designated by a Fund as qualified  dividend income subject to taxation at long-term capital gain  rates,  may reduce the  otherwise  available  foreign  tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their  personal tax advisors  about their foreign tax credits and the procedures that they should  follow to claim  these  credits on their  personal  income tax returns.

                                                                              63

     Effect of foreign  debt  investments  and  hedging on  distributions.  Most foreign  exchange gains  realized on the sale of debt  securities are treated as ordinary income by a Fund.  Similarly,  foreign  exchange losses realized on the sale of debt securities  generally are treated as ordinary  losses.  These gains when distributed are taxable to you as ordinary income,  and any losses reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
(PFICs).  When investing in PFIC  securities,  a Fund intends to  mark-to-market these  securities  and  recognize  any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have  not held  Fund  shares  for a full  year,  a Fund  may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period of your investment in the Fund.  Taxable  Distributions declared by a Fund in  December,  but paid in January,  are taxable to you as if they were paid in December.

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the Internal  Revenue Code and intends to so qualify  during the current  fiscal year.  As regulated  investment  companies,  the Funds  generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees reserves the right not to distribute a Fund's net long-term  capital gain or not to maintain the qualification of a Fund as a regulated  investment company if it determines  such a course of action to be  beneficial  to  shareholders.  If net long-term  capital  gain is  retained,  a Fund  would be taxed on the gain,  and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated  investment company,  the Fund would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i)  A Fund must maintain a diversified portfolio of securities, wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

                                                                              64

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Code  requires  each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending November 30; and 100% of any  undistributed  amounts from the prior year. Each Fund intends to declare and pay these distributions in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- Class A Shares only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:
          o    In  your  original  purchase  of  Fund  shares,  you  received  a reinvestment  right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
          o    You sell some or all of your  original  shares  within 90 days of their purchase, and
          o    You reinvest the sales proceeds in the Fund or in another Fund of the Trust,  and the sales  charge that would  otherwise  apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income on  investments  by a Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal agency-backed  obligations (e.g., Government National Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends eligible for taxation at  long-term  capital  gain rates.  This  reduced  rate  generally  is available  for  dividends  paid by a Fund out of dividends  earned on the Fund's
investment   in  stocks  of  domestic   corporations   and   qualified   foreign
corporations.

                                                                              65

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, each Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received  Deduction  for  Corporations.  Because  of each  Fund's investment  policy, it is expected that either none or only a nominal portion of a Fund's  dividends  will be eligible for the  dividends-received  deduction for corporations.  The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's  shareholders,  and cannot exceed the gross amount of  dividends  received by a Fund from  domestic  (U.S.)
corporations that would have qualified for the  dividends-received  deduction in the hands of a Fund if the Fund was a regular  corporation.  The availability of the  dividends-received  deduction is subject to certain holding period and debt financing  restrictions  imposed under the Code on the corporation  claiming the
deduction.   The  amount  that  a  Fund  may   designate  as  eligible  for  the
dividends-received  deduction  will be  reduced or  eliminated  if the shares on which the dividends  earned by the Fund were  debt-financed  or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are  debt-financed  or held by you for less than a 46-day period then the dividends-received  deduction  for Fund  dividends  on your  shares  may also be reduced  or  eliminated.  Even  if  designated  as  dividends  eligible  for the dividends-received  deduction,  all dividends  (including any deducted  portion)
must be included in your alternative minimum taxable income calculation.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly
causing  the  Fund  to  sell   securities   to  raise  the  cash  for  necessary
distributions)  and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited cases,  subject a Fund to U.S. federal income tax on income from certain foreign  securities.  These  rules  could  also  affect  whether  gain  or  loss recognized  by a Fund is treated as  ordinary  or  capital,  or as  interest  or dividend income.  In addition,  a Fund's  investment in REIT securities could in limited  circumstances  cause a tax-exempt  investor to have unrelated  business taxable  income.  These rules  could,  therefore,  affect the amount,  timing or character of the income distributed to you by a Fund. For example:

     Derivatives.  Each Fund is permitted to invest in certain options, futures, forwards or foreign currency  contracts.  If a Fund makes these investments,  it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes,  the Fund also would be required to mark-to-market  these contracts  annually as of November 30
(for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

                                                                              66

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income and, to the extent that debt securities are loaned,  will generally not qualify as qualified interest income for foreign withholding tax purposes.

     Tax  straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities.  If the Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Securities  purchased  at  discount.  A Fund  is  permitted  to  invest  in securities  issued or  purchased at a discount,  such as zero  coupon,  deferred interest or  payment-in-kind  (PIK) bonds,  that could  require it to accrue and distribute income not yet received. If it invests in these securities,  the Fund could be required to sell  securities in its portfolio  that it otherwise  might have  continued  to hold in  order to  generate  sufficient  cash to make  these distributions.

     Investment in REITs. Certain tax-exempt  shareholders,  including qualified pension plans,  individual  retirement  accounts,  salary deferral  arrangements
(401(k)s)  and other  tax-exempt  entities,  generally  are exempt from  federal income taxation except with respect to their unrelated  business  taxable income
(UBTI).  To the  extent  that a Fund  invests  in a REIT that  invests  in REMIC residual interests, a portion of the Fund's income that is attributable to these residual  interests  (and  which  is  referred  to in  the  Code  as an  "excess inclusion")  will be  subject  to federal  income  tax in all  events.  Treasury regulations  that have yet to be issued in final  form are  expected  to provide that excess inclusion income of regulated investment companies,  such as a Fund, will be  allocated  to  shareholders  of the  regulated  investment  company  in proportion  to the  dividends  received  by such  shareholders,  with  the  same consequences  as if you held the related REMIC residual  interest  directly.  In general, excess inclusion income allocated to tax-exempt shareholders (i) cannot be offset by net operating  losses  (subject to a limited  exception for certain thrift  institutions),  (ii)  will  constitute  UBTI to  entities  (including  a qualified pension plan, an individual retirement account, a 401(k) plan or other tax-exempt  entity)  subject  to  tax  on  unrelated  business  income,  thereby potentially  requiring such an entity that is allocated excess inclusion income, and otherwise  might not be required to file a tax return,  to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

     Backup Withholding.  By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Fund  also  must  withhold  if the  IRS  instructs  it to do so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

                                                                              67

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends. Also, interest-related dividends paid by a Fund from  qualified  interest  income  are  not  subject  to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated  investment  company.  On any payment date,  the amount of an ordinary dividend  that is designated  by a Fund as an  interest-related  dividend may be more or  less  than  the  amount  that is so  qualified.  This  is  because  the designation is based on an estimate of the Fund's qualified  interest income for its entire fiscal year,  which can only be determined  with  exactness at fiscal
year  end.  In  addition,   the  Fund   reserves  the  right  not  to  designate
interest-related  dividends where the amount designated would be de minimis on a per share basis. As a consequence,  the Fund may  overwithhold a small amount of
U.S. tax from a dividend  payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a
United States nonresident income tax return to recover the excess withholding.

     Further  Limitations  on Tax Reporting for  Interest-Related  dividends and
Short-term  Capital Gain  dividends for non-U.S.  investors.  While a Fund makes
every  effort  to  disclose  any  amounts  of  interest-related   dividends  and
short-term   capital   gains   distributed   to   its   non-U.S.   shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to them.

     Disposition  of a U.S.  Real  Property  Interest.  The Funds may  invest in securities of corporations or real estate  investment trusts (REITs) that invest in real  property.  The  Foreign  Investment  in Real  Property  Tax Act of 1980
(FIRPTA)  makes  non-U.S.  persons  subject to U.S. tax on disposition of a U.S.
real  property  interest  as if he or she  were  a U.S.  person.  Such  gain  is sometimes  referred to as FIRTPA  gain.  To the extent that the Fund  realizes a gain  on  its  investment  in a U.S.  real  property  interest,  or  receives  a distribution from the gain on the sale of a U.S. real property interest realized on one of its  investments,  and passes that gain  through to its  shareholders, such a distribution  when made to a non-U.S.  shareholder may be subject to U.S.
withholding  tax at a rate of 35% and may  require  the filing of a  nonresident
U.S. income tax return.

     Disposition  of Fund  shares  as gain  from  sale of a U.S.  Real  Property
Interest.  In addition,  a sale or redemption of Fund shares will be FIRPTA gain only if -

     o    The non-U.S.  shareholder  owns more than 5% of a class of RIC shares;
          and
     o    More than 50% of the Fund's assets consist of
          --   more-than 5% interests in publicly traded companies that are U.S.
               real property holding corporations (USRPHCs),
          --   interests in non-publicly traded companies that are USRPHCs, and
          --   interests in REITs that are not  controlled by U.S.  shareholders where the REIT  shares  are  either  not  publicly  traded or are publicly  traded  and the Fund owns more than 5%;  and

     o    Non-U.S. shareholders own 50% or more of the value of the Fund shares;
          this last  requirement  sunsets and does not apply after  December 31,
          2007.

In the unlikely  event a sale of Fund shares  results in FIRPTA  gain,  the gain will be taxed as income  "effectively  connected with a U.S. trade or business."
As a result the non-U.S.  shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.

                                                                              68

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends  paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of "DIVIDENDS,  DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax advice and does not  purport to deal with all  federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

                             PERFORMANCE INFORMATION

     To obtain the Funds'  most  current  performance  information,  please call
(800) 523-1918 or visit www.delawareinvestments.com.

     Each Fund calculates its total returns for each Class of shares  separately on an "annual  total  return" basis for various  periods.  Average  annual total return reflects the average annual  percentage  change in value of an investment in the Class over the measuring  period.  Total returns for each Class of shares also may be calculated on an "aggregate total return" basis for various periods.
Aggregate  total return reflects the total  percentage  change in value over the measuring  period.  Both methods of calculating  total return reflect changes in the  price  of the  shares  and  assume  that any  dividends  and  capital  gain distributions  made by a Fund with  respect  to a Class  during  the  period are reinvested in the shares of that Class.  When  considering  average total return figures  for  periods  longer than one year,  it is  important  to note that the annual  total  return of a Class for any one year in the period  might have been more or less  than  the  average  for the  entire  period.  Each  Fund  also may advertise from time to time the total return of one or more Classes of shares on a  year-by-year  or  other  basis  for  various  specified  periods  by means of quotations, charts, graphs or schedules.

                              FINANCIAL STATEMENTS

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial  statements  contained in each Fund's Annual Report. Each Fund's Statement of Net Assets,  Statement of
Operations,  Statements of Changes in Net Assets, Financial Highlights and Notes
to  Financial  Statements,  as well as the  report  of

                                                                              69

Ernst & Young LLP, the independent  registered  public  accounting firm, for the fiscal year ended  November 30, 2005,  are included in each Fund's Annual Report to shareholders.  The financial statements and financial  highlights,  the notes relating  thereto  and the  reports  of  Ernst  & Young  LLP  listed  above  are incorporated by reference from the Annual Reports into this Part B.

                                PRINCIPAL HOLDERS

     As of March 1, 2006, management believes the following shareholders held of record 5% or more of the  outstanding  shares of the Funds.  Management does not have knowledge of beneficial owners.

---------------------------------- --------------------------------------------------- ------------
Class                              Name and Address of Account                          Percentage
---------------------------------- --------------------------------------------------- ------------
Delaware International             Prudential Investment Mgmt Svc. Co.                      12.18%
Value Equity Fund                  FBO Mutual Fund Clients
Class A                            Mail Stop NJ 05-11-20
                                   3 Gateway Center, Floor 11
                                   100 Mulberry Street
                                   Newark, NJ 07102-4000
                                   --------------------------------------------------- ------------
                                   Citigroup Global Markets, Inc.                            8.02%
                                   Attn: Peter Booth, 7th Floor
                                   333 W. 34th Street
                                   New York, NY  10001-2402
---------------------------------- --------------------------------------------------- ------------
Delaware International             Citigroup Global Markets, Inc.                           15.19%
Value Equity Fund                  Attn: Peter Booth, 7th Floor
Class B                            333 W. 34th Street
                                   New York, NY  10001-2402
                                   --------------------------------------------------- ------------
                                   MLPF&S for the Sole Benefit of its Customers              5.35%
                                   Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
---------------------------------- --------------------------------------------------- ------------
Delaware International             Citigroup Global Markets, Inc.                           45.29%
Value Equity Fund                  Attn: Peter Booth, 7th Floor
Class C                            333 W. 34th Street
                                   New York, NY  10001-2402
                                   --------------------------------------------------- ------------
                                   MLPF&S for the Sole Benefit of its Customers              8.72%
                                   Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
---------------------------------- --------------------------------------------------- ------------
Delaware International             MLPF&S for the Sole Benefit of its Customers             58.01%
Value Equity Fund                  Attn:  Fund Administration
Class R                            4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
                                   --------------------------------------------------- ------------
                                   Mooney FBO                                                7.45%
                                   Star Engineering Inc. Salary Savings Plan
                                   P.O. Box 71
                                   New Lexington, OH  43764-1529
                                   --------------------------------------------------- ------------
                                   Reliance Trustco Custodian FBO                            7.13%
                                   Market Scan Information Systems
                                   P.O. Box 48529
                                   Atlanta, GA  30362-1529
---------------------------------- --------------------------------------------------- ------------
Delaware International             Citigroup Global Markets, Inc.                           80.65%
Value Equity Fund                  Attn: Peter Booth, 7th Floor
Institutional Class                333 W. 34th Street
                                   New York, NY  10001-2402
---------------------------------- --------------------------------------------------- ------------

                                                                      70

---------------------------------- --------------------------------------------------- ------------
Class                              Name and Address of Account                          Percentage
---------------------------------- --------------------------------------------------- ------------
Delaware Emerging Markets Fund     MLPF&S for the Sole Benefit of its Customers             18.20%
Class A                            Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
                                   --------------------------------------------------- ------------
                                   Citigroup Global Markets, Inc.                            5.90%
                                   Attn: Peter Booth, 7th Floor
                                   333 W. 34th Street
                                   New York, NY  10001-2402
---------------------------------- --------------------------------------------------- ------------
Delaware Emerging Markets Fund     MLPF&S for the Sole Benefit of its Customers             12.27%
Class B                            Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
                                   --------------------------------------------------- ------------
                                   Citigroup Global Markets, Inc.                           10.82%
                                   Attn: Peter Booth, 7th Floor
                                   333 W. 34th Street
                                   New York, NY  10001-2402
---------------------------------- --------------------------------------------------- ------------
Delaware Emerging Markets Fund     MLPF&S for the Sole Benefit of its Customers             32.67%
Class C                            Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
                                   --------------------------------------------------- ------------
                                   Citigroup Global Markets, Inc.                           20.13%
                                   Attn: Peter Booth, 7th Floor
                                   333 W. 34th Street
                                   New York, NY  10001-2402
---------------------------------- --------------------------------------------------- ------------
Delaware Emerging Markets Fund     FIIOC as agent for certain Employee Benefit Plans        31.66%
Institutional Class                100 Magellan Way, KW1C
                                   Covington, KY  41015-1999
                                   --------------------------------------------------- ------------
                                   Balsa & Co.                                               6.96%
                                   717 Harwood Dr., 3rd Floor
                                   Dallas, TX 75201-6538
---------------------------------- --------------------------------------------------- ------------
Delaware Global Value Fund         Pershing LLC                                              20.53
Class A                            P.O. Box 2052
                                   Jersey City, NJ 07303-2052
                                   --------------------------------------------------- ------------
                                   NFS LLC FEBO                                              6.65%
                                   Price Flex Fund Qualified L.P.
                                   106 Valerie Dr.
                                   Lafayette, LA  70508-6008
                                   --------------------------------------------------- ------------
                                   MLPF&S for the Sole Benefit of its Customers              5.21%
                                   Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
---------------------------------- --------------------------------------------------- ------------
Delaware Global Value Fund         MLPF&S for the Sole Benefit of its Customers             17.43%
Class B                            Attn:  Fund Administration
                                   4800 Deer Lake Dr. East, 2nd Floor
                                   Jacksonville, FL  32246
                                   --------------------------------------------------- ------------
                                   UBS Financial Services Inc. FBO                          11.54%
                                   Longfellow TIC
                                   1010 Overlook Road
                                   Mendota Heights, MN 55118-3651
---------------------------------- --------------------------------------------------- ------------

                                                                              71

APPENDIX A -- DESCRIPTION OF RATINGS

     The Fund has the ability to invest in  high-yield,  high risk  fixed-income securities.  The following  paragraphs  contain  excerpts from Moody's and S&P's rating descriptions.  These credit ratings evaluate only the safety of principal and  interest  and do  not  consider  the  market  value  risk  associated  with high-yield securities.

General Rating Information

------------------- ----------- -------------------------------------------------------------------------
Moody's Investors   Aaa         Bonds which are rated Aaa are judged to be of the best quality.  They
Service - Bond                  carry the smallest degree of investment risk and are generally referred
Ratings                         to as "gilt edge."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
                    ----------- -------------------------------------------------------------------------
                    Aa          Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger than in Aaa securities.
                    ----------- -------------------------------------------------------------------------
                    A           Bonds which are rated A possess many favorable investment attributes and are considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
                    ----------- -------------------------------------------------------------------------
                    Baa         Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
                    ----------- -------------------------------------------------------------------------
                    Ba          Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
                                Uncertainty of position characterizes bonds in this class.
                    ----------- -------------------------------------------------------------------------
                    B           Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
                    ----------- -------------------------------------------------------------------------
                    Caa         Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.
                    ----------- -------------------------------------------------------------------------
                    Ca          Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.
                    ----------- -------------------------------------------------------------------------
                    C           Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
------------------- ----------- -------------------------------------------------------------------------

                                                                              72

---------------------------------------------------------------------------------------------------------------------------
Short-Term Debt Ratings
     Moody's  short-term  debt ratings are opinions of the ability of issuers to repay  punctually  senior  obligations  which  have  an  original  maturity  not exceeding one year.

------ --------------------------------------------------------------------------------------------------------------
P-1    Issuers rated "PRIME-1" or "P-1" (or supporting institutions) have superior ability for repayment of senior short-term debt obligations.
------ --------------------------------------------------------------------------------------------------------------
P-2    Issuers rated "PRIME-2" or "P-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
------ --------------------------------------------------------------------------------------------------------------
P-3    Issuers rated "PRIME-3" or "P-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.
------ --------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Municipal Note Ratings
     Issuers or the  features  associated  with  Moody's MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings.  Each rating designation  is unique with no  implication as to any other similar issue of the same obligor.  MIG ratings  terminate at the retirement of the obligation  while
VMIG rating expiration will be a function of each issue's specific structural or credit features.
------------------- --------------------------------------------------------------------------------------
MIG 1/VMIG 1        This designation denotes best quality.  There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
------------------- --------------------------------------------------------------------------------------
MIG 2/VMIG 2        This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.
------------------- --------------------------------------------------------------------------------------
MIG 3/VMIG 3         This designation denotes favorable quality.  All security elements are accounted for but there is lacking the undeniable strength of the preceding grades.  Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
------------------- --------------------------------------------------------------------------------------
MIG 4/VMIG 4        This designation denotes adequate quality.  Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.
------------------- --------------------------------------------------------------------------------------

--------------- ------------ -------------------------------------------------------------------------
S&P's - Bond    AAA          Debt rated AAA has the highest rating assigned by S&P to a debt
Ratings                      obligation.  Capacity to pay interest and repay principal is extremely strong.
                ------------ -------------------------------------------------------------------------
                AA           Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.
                ------------ -------------------------------------------------------------------------
                A            Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
                ------------ -------------------------------------------------------------------------
                BBB          Debt rated BBB is regarded as having an adequate capacity to pay interest an repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
                ------------ -------------------------------------------------------------------------
                BB, B, CCC   Debt rated BB, B, CCC or CC is regarded, on balance, as predominately
                and CC       speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
                ------------ -------------------------------------------------------------------------
                C            This rating is reserved for income bonds on which no interest is being paid.
                ------------ -------------------------------------------------------------------------
                D            Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.
------------------------------------------------------------------------------------------------------
Commercial Paper Ratings
     S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
------ --------------------------------------------------------------------------------------------------------------
A-1    The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.  A plus (+) designation is applied only to those issues rated A-1 which possess an overwhelming degree of safety.
------ --------------------------------------------------------------------------------------------------------------
A-2    Capacity for timely payment on issues with the designation A-2 is strong.  However, the relative degree of safely is not as high as for issues designated A-1.
------ --------------------------------------------------------------------------------------------------------------
A-3    Issues carrying this designation have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Municipal Note Ratings

     An S&P municipal  note rating  reflects the  liquidity  concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating.  Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     Amortization  schedule  (the  larger the final  maturity  relative to other maturities, the more likely it will be treated as a note).

     Sources of payment (the more  dependent  the issue is on the market for its refinancing, the more likely it will be treated as a note).

--------------------------------------------------------------------------------------------------------------
SP-1  Very strong or strong capacity to pay principal and interest.  Those issues determined to possess  overwhelming safety  characteristics will be given a plus
      (+) designation.
--------------------------------------------------------------------------------------------------------------
SP-2  Satisfactory   capacity  to  pay  principal  and  interest.
--------------------------------------------------------------------------------------------------------------
SP-3   Speculative   capacity  to  pay  principal  and  interest.
--------------------------------------------------------------------------------------------------------------

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Agreement and Declaration of Trust.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 22 filed November 22, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 22 filed November 22, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 33 filed January 27, 2006.

          (c)  Instruments Defining the Rights of Security Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 22 filed
                    November 22, 1999.

               (2)  By-Laws. Article II of Amended and Restated By-Laws (May 19,
                    2005)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 33 filed January 27, 2006.

          (d)  Investment Management Agreement.

               (1)  Form of Investment  Management  Agreement  between  Delaware
                    Management Company and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective
                    Amendment No. 31 filed January 28, 2005.

               (2)  Executed Sub-Advisory Agreement (September 24, 2004) between
                    Delaware Management Company and Mondrian Investment Partners
                    Limited  incorporated  into  this  filing  by  reference  to
                    Post-Effective Amendment No. 31 filed January 28, 2005.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware   Distributors,   L.P.   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 30 filed January 30, 2004.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         between  Lincoln  Financial   Distributors,   Inc.  and
                         Delaware   Distributors,   L.  P.  on   behalf  of  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No. 31 filed January 28,
                         2005.

                    (iii)Executed   Amendment   No.  1  (October  31,  2005)  to
                         Appendix A to Second  Amended  and  Restated  Financial
                         Intermediary  Distribution  Agreement incorporated into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 33 filed January 27, 2006.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 28 filed
                    January 30, 2003.

               (3)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed January 30, 2003.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 28 filed January 30, 2003.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 31 filed
                    January 28, 2005.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed  Global  Custody  Agreement  (May 1, 1996)  between
                    JPMorgan Chase Bank (formerly The Chase  Manhattan Bank) and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 14 filed
                    November 27, 1996.

                    (i)  Executed  Letter (July 21,  1997) to add  International
                         Small Cap Value  Fund to the Global  Custody  Agreement
                         between   JPMorgan   Chase  Bank  (formerly  The  Chase
                         Manhattan  Bank) and the Registrant  incorporated  into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 26 filed March 30, 2001.

                    (ii) Executed  Amendment  (November  20, 1997) to the Global
                         Custody Agreement between JPMorgan Chase Bank (formerly
                         The Chase Manhattan Bank) incorporated into this filing
                         by reference to  Post-Effective  Amendment No. 18 filed
                         February 4, 1998.

                    (iii)Executed   Amendment  (July  1,  2001)  to  the  Global
                         Custody Agreement between JPMorgan Chase Bank (formerly
                         The   Chase   Manhattan   Bank)   and  the   Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 28 filed January 30, 2003.

                    (iv) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Global Custody  Agreement between JPMorgan Chase
                         Bank  (formerly  The  Chase  Manhattan  Bank)  and  the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No. 30 filed January 30,
                         2004.

               (2)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    between  JPMorgan Chase Bank  (formerly The Chase  Manhattan
                    Bank) and the Registrant on behalf of each Fund incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 26 filed on March 30, 2001.

                    (i)  Executed  Amendment (October 1, 2002) to the Securities
                         Lending  Agreement  incorporated  into  this  filing by
                         reference  to  Post-Effective  Amendment  No.  28 filed
                         January 30, 2003.

                    (ii) Executed  Amendment No. 1 (July 17, 2003) to Schedule A
                         of the Securities  Lending  Agreement  between JPMorgan
                         Chase Bank and the  Registrant  incorporated  into this
                         filing by reference to Post-Effective  Amendment No. 30
                         filed January 30, 2004.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 27 filed January
                    31, 2002.

                    (i)  Executed  Schedule B (September 1, 2004) to Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  31 filed
                         January 28, 2005.

                    (ii) Executed   Amendment   Letter   (August  23,  2002)  to
                         Shareholder Services Agreement between Delaware Service
                         Company, Inc. and the Registrant incorporated into this
                         filing by reference to  Post-Effective  Amendment No 30
                         filed on January 30, 2004.

               (2)  Executed  Delaware Group of Funds Fund Accounting  Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 14 filed November 27, 1996.

                    (i)  Executed  Schedule  B (May 19,  2005)  to the  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         attached as Exhibit EX-99.h.2.i.

                    (ii) Executed   Amendment  No.  30  (October  31,  2005)  to
                         Schedule A of Delaware Investments Family of Funds Fund
                         Accounting  Agreement  incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  33 filed
                         January 27, 2006.

               (3)  Form of Distribution  Expense  Limitation  Letter (March 29,
                    2006) between Delaware Distributors, L.P. and the Registrant attached as Exhibit EX-99.h.3.

               (4)  Form of Investment Advisory Expense Limitation Letter (March
                    29, 2006) between Delaware  Management  Company, a series of
                    Delaware   Management  Business  Trust  and  the  Registrant
                    attached as Exhibit EX-99.h.4.

          (i)  Legal Opinion. Opinion and Consent of Counsel (November 18, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 22 filed November 22, 1999.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (March 2006) attached as Exhibit EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital  Agreements.  Undertaking of Initial  Shareholder
               incorporated  into this  filing  by  reference  to  Pre-Effective
               Amendment No. 1 filed August 22, 1991.

          (m)  Plans under Rule 12b-1.

               (1)  Plan  under  Rule  12b-1  for  Class  A  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 27 filed January 31, 2002.

               (2)  Plan  under  Rule  12b-1  for  Class  B  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 27 filed January 31, 2002.

               (3)  Plan  under  Rule  12b-1  for  Class  C  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 27 filed January 31, 2002.

               (4)  Plan under Rule 12b-1 for Class R (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment 29 filed May 7, 2003.

          (n)  Plan under Rule 18f-3.  Plan under Rule 18f-3  (October 31, 2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 33 filed January 27, 2006.

          (o)  Reserved. Not applicable.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (February  2006) attached as
                    Exhibit EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit EX-99.p.3.

               (4)  Code of Ethics  for  Mondrian  Investment  Partners  Limited
                    (September 1, 2005) attached as Exhibit EX-99.p.4.

          (q)  Other.  Powers of  Attorney  (May 18,  2005)  attached as Exhibit
               EX-99.q.

Item 24.  Persons Controlled by or under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article VI of the Amended and Restated  By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 33 filed January 27, 2006.

Item 26.  Business and Other Connections of Investment Advisor.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments Funds (Delaware
          Group  Adviser  Funds,  Delaware  Group Cash Reserve,  Delaware  Group
          Equity Funds I, Delaware Group Equity Funds II,  Delaware Group Equity
          Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds
          V, Delaware Group  Foundation  Funds,  Delaware Group Government Fund,
          Delaware Group Income Funds,  Delaware Group  Limited-Term  Government
          Funds,  Delaware  Group State  Tax-Free  Income Trust,  Delaware Group
          Tax-Free Fund,  Delaware Group  Tax-Free Money Fund,  Delaware  Pooled
          Trust,   Delaware  VIP  Trust,   Voyageur   Insured  Funds,   Voyageur
          Intermediate  Tax-Free  Funds,  Voyageur  Investment  Trust,  Voyageur
          Mutual Funds,  Voyageur  Mutual Funds II,  Voyageur  Mutual Funds III,
          Voyageur  Tax-Free  Funds,  Delaware  Investments  Dividend and Income
          Fund,  Inc.,  Delaware  Investments  Global  Dividend and Income Fund,
          Inc.,  Delaware  Investments  Arizona  Municipal  Income  Fund,  Inc.,
          Delaware  Investments  Colorado  Insured  Municipal Income Fund, Inc.,
          Delaware  Investments  Florida Insured Municipal Income Fund, Delaware
          Investments   Minnesota   Municipal   Income  Fund,   Inc.,   Delaware
          Investments  Minnesota  Municipal  Income Fund II, Inc.  and  Delaware
          Investments  Minnesota  Municipal Income Fund III, Inc.) as well as to certain non-affiliated  registered investment companies.  In addition, certain  officers  of the  Manager  also  serve as  trustees  of other
          Delaware  Investments Funds, and certain officers are also officers of these other funds. A company  indirectly owned by the Manager's parent company  acts as  principal  underwriter  to the  mutual  funds in the
          Delaware  Investments  Funds  (see Item 27  below)  and  another  such
          company  acts  as  the  shareholder  services,   dividend  disbursing,
          accounting  servicing  and  transfer  agent  for  all of the  Delaware
          Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Name and Principal Business    Positions and Offices with    Positions and Offices with
Address                        Manager                       Registrant                         Other Positions and Offices Held
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jude T. Driscoll               President/Chief Executive     Chairman/President/Chief           Mr. Driscoll has served in various
                               Officer                       Executive Officer                  executive capacities within
                                                                                                Delaware Investments

                                                                                                President/Chief Executive Officer
                                                                                                and Director -
                                                                                                Lincoln National Investments
                                                                                                Companies, Inc.

                                                                                                Director - HYPPCO Finance Company
                                                                                                Ltd.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Ryan K. Brist                  Executive Vice                Executive Vice                     Mr. Brist has served in various
                               President/Managing            President/Managing                 executive capacities within
                               Director/Co-Head - Fixed      Director/Chief Investment          Delaware Investments
                               Income                        Officer - Fixed Income
                                                                                                Vice President - Lincoln National
                                                                                                Income Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John C.E. Campbell             Executive Vice President/     Senior Vice President/Deputy       Mr. Campbell has served in various
                               Global Marketing & Client     Chief Investment Officer - Fixed   executive capacities within
                               Services                      Income                             Delaware Investments

                                                                                                President/Chief Executive Officer
                                                                                                - Optimum Fund Trust
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Patrick P. Coyne               Executive Vice President/     Executive Vice President/          Mr. Coyne has served in various
                               Managing Director/Chief       Managing Director/Chief            executive capacities within
                               Investment Officer - Fixed    Investment Officer - Fixed Income  Delaware Investments
                               Income
                                                                                                Managing Director - Fixed Income -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Philip N. Russo(1)             Executive Vice                None                               Mr. Russo has served in various
                               President/Chief Financial                                        executive capacities within
                               Officer                                                          Delaware Investments

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
See Yeng Quek                  Executive Vice                Executive Vice                     Mr. Quek has served in various
                               President/Managing            President/Managing                 executive capacities within
                               Director/Chief Investment     Director/Chief Investment          Delaware Investments
                               Officer - Fixed Income        Officer - Fixed Income
                                                                                                Director/Trustee - HYPPCO Finance
                                                                                                Company Ltd.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Douglas L. Anderson            Senior Vice                   None                               Mr. Anderson has served in various
                               President/Operations                                             executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Marshall T. Bassett            Senior Vice President/Chief   Senior Vice President/Chief        Mr. Bassett has served in various
                               Investment Officer -          Investment Officer - Emerging      executive capacities within
                               Emerging Growth               Growth                             Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph Baxter                  Senior Vice President/Head    Senior Vice President/Head of      Mr. Baxter has served in various
                               of Municipal Bond             Municipal Bond Investments         executive capacities within
                               Investments                                                      Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher S. Beck            Senior Vice                   Senior Vice President/Senior       Mr. Beck has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within
                               Manager                                                          Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael P. Bishof              Senior Vice                   Chief Financial Officer            Mr. Bishof has served in various
                               President/Investment                                             executive capacities within
                               Accounting                                                       Delaware Investments

                                                                                                Chief Financial Officer - Lincoln
                                                                                                National Convertible Securities
                                                                                                Fund, Inc. and Lincoln National
                                                                                                Income Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael P. Buckley             Senior Vice                   Vice President/Portfolio           Mr. Buckley has served in various
                               President/Director of         Manager/Senior Municipal Bond      executive capacities within
                               Municipal Research            Analyst                            Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen R. Cianci              Senior Vice                   Senior Vice President/Senior       Mr. Cianci has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within
                               Manager                                                          Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Robert F. Collins              Senior Vice                   Vice President/Senior Portfolio    Mr. Collins has served in various
                               President/Senior Portfolio    Manager                            executive capacities within
                               Manager                                                          Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
George E. Deming               Senior Vice                   Senior Vice President/Senior       Mr. Deming has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within
                               Manager                                                          Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Timothy G. Connors             Senior Vice President/Chief   Senior Vice President/Chief        Mr. Connors has served in various
                               Investment Officer - Value    Investment Officer - Value         executive capacities within
                               Investing                     Investing                          Delaware Investments

                                                                                                Senior Vice President/Chief
                                                                                                Investment Officer - Value
                                                                                                Investing of Lincoln National
                                                                                                Investment Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John B. Fields                 Senior Vice                   Senior Vice President/Senior       Mr. Fields has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within
                               Manager                                                          Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brian Funk                     Senior Vice                   Vice President/Senior High Yield   Mr. Funk has served in various
                               President/Senior Research     Analyst                            executive capacities within
                               Analyst                                                          Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brent C. Garrels               Senior Vice                   Vice President/High Yield Analyst  Mr. Garrels has served in various
                               President/Senior Research                                        executive capacities within
                               Analyst                                                          Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Paul Grillo                    Senior Vice                   Vice President/Senior Portfolio    Mr. Grillo has served in various
                               President/Senior Portfolio    Manager                            executive capacities within
                               Manager                                                          Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jonathan Hatcher(2)            Senior Vice                   Senior Vice President/Senior       Mr. Hatcher has served in various
                               President/Senior Research     Research Analyst                   executive capacities within
                               Analyst                                                          Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Carolyn McIntyre(3)            Senior Vice President/Human   None                               Ms. McIntyre has served in various
                               Resources                                                        executive capacities within
                                                                                                Delaware Investments

                                                                                                Senior Vice President/Human
                                                                                                Resources - Lincoln National
                                                                                                Investment Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Francis X. Morris              Senior Vice                   Director, Fundamental              Mr. Morris has served in various
                               President/Director,           Research/Senior Portfolio Manager  executive capacities within
                               Fundamental Research/Senior                                      Delaware Investments
                               Portfolio Manager
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brian L. Murray, Jr.(4)        Senior Vice President/Chief   Chief Compliance Officer           Mr. Murray has served in various
                               Compliance Officer                                               executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Susan L. Natalini              Senior Vice                   None                               Ms. Natalini has served in various
                               President/Global Marketing                                       executive capacities within
                               & Client Services                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
D. Tysen Nutt(5)               Senior Vice President/Head    Senior Vice President/Head of      Mr. Nutt has served in various
                               of Large Cap Value            Large Cap Value                    executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
David P. O'Connor              Senior Vice President/        Senior Vice President/Associate    Mr. O'Connor has served in various
                               General Counsel/Chief Legal   General Counsel/Assistant          executive capacities within
                               Officer                       Secretary                          Delaware Investments

                                                                                                Vice President/Associate General
                                                                                                Counsel/Assistant Secretary -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John J. O'Connor               Senior Vice                   Senior Vice President/Treasurer    Mr. O'Connor has served in various
                               President/Investment                                             executive capacities within
                               Accounting                                                       Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Philip R. Perkins(6)           Senior Vice                   Senior Vice President/Senior       Mr. Perkins has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within
                               Manager                                                          Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Timothy L. Rabe                Senior Vice                   Senior Vice President/Senior       Mr. Rabe has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within
                               Manager/Head of High Yield                                       Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
James L. Shields               Senior Vice President/Chief   None                               Mr. Shields has served in various
                               Information Officer                                              executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jeffrey S. Van Harte(7)        Senior Vice President/Chief   Senior Vice President/Chief        Mr. Van Harte has served in
                               Investment Officer - Focus    Investment Officer - Focus Growth  various executive capacities
                               Growth                                                           within Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Gary T. Abrams                 Vice President/Senior         None                               Mr. Abrams has served in various
                               Equity Trader                                                    executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher S. Adams           Vice President/Portfolio      Vice President/Portfolio           Mr. Adams has served in various
                               Manager/Senior Equity         Manager/Senior Equity Analyst      executive capacities within
                               Analyst                                                          Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Renee E. Anderson              Vice President/Senior         Vice President/Senior Equity       Ms. Anderson has served in various
                               Equity Analyst II             Analyst II                         executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Damon J. Andres                Vice President/Senior Fixed   Vice President/Senior Fixed        Mr. Andres has served in various
                               Income Portfolio Manager I    Income Portfolio Manager           executive capacities within
                                                                                                Delaware Investments

                                                                                                Vice President - Lincoln National
                                                                                                Convertible Securities Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Richard E. Biester             Vice President/Equity Trader  None                               Mr. Biester has served in various
                                                                                                executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher J. Bonavico(8)     Vice President/Senior         Vice President/Senior Portfolio    Mr. Bonavico has served in various
                               Portfolio Manager             Manager                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Vincent A. Brancaccio          Vice President/Senior         None                               Mr. Brancaccio has served in
                               Equity Trader                                                    various executive capacities
                                                                                                within Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Edward J. Brennan              Vice President/Private        Assistant Vice President/Fixed     Mr. Brennan has served in various
                               Placement Analyst             Income Structural Analyst II       executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Kenneth F. Broad(9)            Vice President/Senior         Vice President/Senior Portfolio    Mr. Broad has served in various
                               Portfolio Manager             Manager                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Mary Ellen M. Carrozza         Vice President/Client         Vice President/Client Services     Ms. Carrozza has served in various
                               Services                                                         executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen G. Catricks            Vice President/Equity         Vice President/Equity Analyst II   Mr. Catricks has served in various
                               Analyst II                                                       executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
David F. Connor                Vice President/Deputy         Vice President/Deputy General      Mr. Connor has served as:
                               General Counsel/Secretary     Counsel/Assistant Secretary
                                                                                                Vice President/Deputy General
                                                                                                Counsel/Assistant Secretary -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.

                                                                                                Secretary - Lincoln National
                                                                                                Convertible Securities Fund, Inc.
                                                                                                and Lincoln National Income Fund,
                                                                                                Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen J. Czepiel             Vice President/Senior Fixed   None                               Mr. Czepiel has served in various
                               Income Trader                                                    executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph F. DeMichele            Vice President/High Grade     None                               Mr. DeMichele has served in
                               Trading                                                          various executive capacities
                                                                                                within Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher M. Ericksen(10)    Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Ericksen has served in various
                               Manager                                                          executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joel A. Ettinger               Vice President/Taxation       Vice President/Taxation            Mr. Ettinger has served in various
                                                                                                executive capacities within
                                                                                                Delaware Investments

                                                                                                Vice President/Taxation - Lincoln
                                                                                                National Investment Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Phoebe W. Figland              Vice President/Investment     Vice President/Investment          Ms. Figland has served in various
                               Accounting                    Accounting                         executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph Fiorilla                Vice President/Trading        None                               Mr. Fiorilla has served in various
                               Operations                                                       executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Charles E. Fish                Vice President/Senior         None                               Mr. Fish has served in various
                               Equity Trader                                                    executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Clifford M. Fisher(11)         Vice President/Senior Bond    None                               Mr. Fisher has served in various
                               Trader                                                           executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Patrick G. Fortier(12)         Vice President/Senior         Vice President/Senior Portfolio    Mr. Fortier has served in various
                               Portfolio Manager             Manager                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Denise A. Franchetti           Vice President/Portfolio      Vice President/Portfolio           Ms. Franchetti has served in
                               Manager/Municipal Bond        Manager/Municipal Bond Credit      various executive capacities
                               Credit Analyst                Analyst                            within Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
James A. Furgele               Vice President/Investment     Vice President/Investment          Mr. Furgele has served in various
                               Accounting                    Accounting                         executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Daniel V. Geatens              Vice President/Investment     Vice President/Investment          Mr. Geatens has served in various
                               Accounting                    Accounting                         executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stuart M. George               Vice President/Equity Trader  None                               Mr. George has served in various
                                                                                                executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Barry S. Gladstein             Vice President/Portfolio      Vice President/Equity Analyst      Mr. Gladstein has served in
                               Analyst                                                          various executive capacities
                                                                                                within Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brian T. Hannon                Vice President/Senior         Vice President/Senior Portfolio    Mr. Hannon has served in various
                               Portfolio Manager             Manager                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Lisa L. Hansen(13)             Vice President/Head Trader    Vice President/Head Trader of      Ms. Hansen has served in various
                               of Focus Growth Equity        Focus Growth Equity Trading        executive capacities within
                               Trading                                                          Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Gregory M. Heywood(14)         Vice President/Senior         Vice President/Senior Research     Mr. Heywood has served in various
                               Research Analyst              Analyst                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael E. Hughes              Vice President/Senior         Vice President/Senior Equity       Mr. Hughes has served in various
                               Equity Analyst I              Analyst I                          executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jeffrey W. Hynoski             Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Hynoski has served in various
                               Manager                                                          executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jordan L. Irving(15)           Vice President/Senior         Vice President/Senior Portfolio    Mr. Irving has served in various
                               Portfolio Manager             Manager                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Cynthia Isom                   Vice President/Senior         Vice President/Portfolio Manager   Ms. Isom has served in various
                               Portfolio Manager                                                executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Kenneth R. Jackson             Vice President/Equity         Vice President/Equity Analyst      Mr. Jackson has served in various
                               Analyst                                                          executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Andrew Kronschnabel            Vice President/High Grade     None                               Mr. Kronschnabel has served in
                               Trader                                                           various executive capacities
                                                                                                within Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Roseanne L. Kropp              Vice President/Senior Fund    Vice President/Senior Fund         Ms. Kropp has served in various
                               Analyst II/High Yield         Analyst II/High Yield              executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Nikhil G. Lalvani              Vice President/Senior         Vice President/Senior Equity       Mr. Lalvani has served in various
                               Equity Analyst I              Analyst I                          executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Steven T. Lampe                Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Lampe has served in various
                               Manager                                                          executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Alfio Leone IV                 Vice President/High Grade     None                               Mr. Leone has served in various
                               Trader                                                           executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Anthony A. Lombardi(16)        Vice President/Senior         Vice President/Senior Portfolio    Mr. Lombardi has served in various
                               Portfolio Manager             Manager                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Charles (Tom) T. McClintic     Vice President/High Yield     None                               Mr. McClintic has served in
                               Trader                                                           various executive capacities
                                                                                                within Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Andrew M. McCullagh, Jr.       Vice President/Senior         Vice President/Senior Portfolio    Mr. McCullagh has served in
                               Portfolio Manager             Manager                            various executive capacities
                                                                                                within Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael S. Morris              Vice President/Portfolio      Vice President/Senior Equity       Mr. Morris has served in various
                               Manager                       Analyst                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Scott Moses                    Vice President/Fixed Income   None                               Mr. Moses has served in various
                               Trader                                                           executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John R. Murray                 Vice President/Senior         None                               Mr. Murray has served in various
                               Equity Analyst                                                   executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Philip O. Obazee               Vice President/Derivatives    Vice President/Derivatives         Mr. Obazee has served in various
                               Manager                       Manager                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Donald G. Padilla              Vice President/Equity         Vice President/Equity Analyst II   Mr. Padilla has served in various
                               Analyst II                                                       executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Daniel J. Prislin(17)          Vice President/Senior         Vice President/Senior Portfolio    Mr. Prislin has served in various
                               Portfolio Manager             Manager                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Craig S. Remsen                Vice President/Research       None                               Mr. Remsen has served in various
                               Analyst                                                          executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph T. Rogina               Vice President/Equity Trader  None                               Mr. Rogina has served in various
                                                                                                executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Richard Salus                  Vice President/Deputy         None                               Mr. Salus has served in various
                               Controller                                                       executive capacities within
                                                                                                Delaware Investments

                                                                                                Vice President/Deputy Controller -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Kevin C. Schildt               Vice President/Senior         Vice President/Senior Research     Mr. Schildt has served in various
                               Municipal Credit Analyst      Analyst                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Richard D. Seidel              Vice President/Assistant      None                               Mr. Seidel has served in various
                               Controller/Manager - Payroll                                     executive capacities within
                                                                                                Delaware Investments

                                                                                                Vice President/Assistant
                                                                                                Controller/Manager - Payroll -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Thomas Socha                   Vice President/Senior Fixed   Vice President/Senior Fixed        Mr. Socha has served in various
                               Income Analyst                Income Analyst                     executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brenda L. Sprigman             Vice President/Business       None                               Ms. Sprigman has served in various
                               Manager - Fixed Income                                           executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Matthew J. Stephens            Vice President/Senior High    Vice President/Senior High Grade   Mr. Stephens has served in various
                               Grade Analyst                 Analyst                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael T. Taggart             Vice President/Facilities &   None                               Mr. Taggart has served in various
                               Administrative Services                                          executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Matthew Todorow(18)            Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Todorow has served in various
                               Manager                                                          executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Spencer M. Tullo               Vice President/Fixed Income   None                               Mr. Tullo has served in various
                               Trader                                                           executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Robert A. Vogel, Jr.(19)       Vice President/Senior         Vice President/Senior Portfolio    Mr. Vogel has served in various
                               Portfolio Manager             Manager                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Lori P. Wachs                  Vice President/Portfolio      Vice President/Portfolio Manager   Ms. Wachs has served in various
                               Manager                                                          executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Laura A. Wagner                Vice President/Investment     Vice President/Investment          Ms. Wagner has served in various
                               Accounting                    Accounting                         executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
James J. Wright                Vice President/Senior         Vice President/Senior Equity       Mr. Wright has served in various
                               Equity Analyst                Analyst                            executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Senior Research Analyst, Strong Capital Management, 2000-2002.

(3)  Head of Human Resources, Lincoln Life, 2001-2003.

(4)  Associate General Counsel, Franklin Templeton Investments, 1998-2002.

(5)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(6)  Managing Director/Global Markets, Deutsche Bank, 1998-2003.

(7)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(9)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(11) Vice President/Municipal Bond, Advest, Inc., 1999-2002.

(12) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(13) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(14) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(15) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(17) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(18) Executive Director/Portfolio Manager, Morgan Stanley Investment Management,
     1994-2003.

(19) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Information regarding the directors and officers of Mondrian Investment Partners
Limited  ("Mondrian") and the positions held with the Registrant during the past two years is provided below.  Unless  otherwise  noted,  the principal  business address of each  director and officer of Mondrian is Third Floor,  80 Cheapside,
London, England EC2V 6EE.

-------------------------------------- --------------------------------------------------------------------------------------------
Name and Principal Business Address    Positions and Offices with Mondrian  and its affiliates and other Positions and Offices
                                       Held
-------------------------------------- --------------------------------------------------------------------------------------------
David G. Tilles                        Managing Director, Chief Investment Officer and Director of Mondrian Investment Partners
                                       Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Elizabeth A. Desmond                   Regional Research Director and Director of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
John Emberson                          Chief Operating Officer, Finance Director and Director of Mondrian Investment Partners
                                       Limited
-------------------------------------- ---------------------------------------------------------------------------------------------
Clive A. Gillmore                      Deputy Managing Director and Director of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
John Kirk                              Investment Director and Director of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
G. Roger H. Kitson                     Director (Non-executive) of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Nigel G. May                           Regional Research Director and Director of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Christopher A. Moth                    Chief Investment Officer - Global Fixed Income & Currencies and Director of Mondrian
                                       Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Hamish O. Parker                       Investment Director and Director of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Robert Akester                         Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Fiona A. Barwick                       Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Joanna Bates                           Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Ormala Krishnan                        Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Emma R. E. Lewis                       Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Andrew Miller                          Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Hugh A. Serjeant                       Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
David Wakefield                        Senior Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
James S. Beveridge                     Senior Trading Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Len Johnson                            Senior Vice President/Client Services of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Nigel A. Bliss                         Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Ginny Chong                            Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Ian Cooke                              Interim Finance Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Richard J. Ginty                       Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Frances Lake                           Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Russell Mackie                         Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Solomon Peters                         Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Dan Philps                             Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Andrew Porter                          Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Jonathan Spread                        Portfolio Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Jason Andrews                          Manager, Investment Administration of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
John L. Barrett                        Chief Compliance Officer of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Graham Evans                           Personnel/Premises Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Paul J. Fournel                        IT Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Jane Goss                              General Counsel and Company Secretary of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Brian Heywood                          Implementation Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Jennifer E. Phimister                  Manager, Client Services of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Warren D. Shirvell                     Head of Operations of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Bilgin Soylu                           Senior Research Analyst of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Natalie Stone                          Trader of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Arthur van Hoogstraten                 IT Programme Manager of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------
Boris Veselinovich                     Senior Research Analyst of Mondrian Investment Partners Limited
-------------------------------------- --------------------------------------------------------------------------------------------

Item 27.  Principal Underwriters.

          (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all  the mutual  funds in  the Delaware  Investments  Family of
                 Funds.

          (a)(2) Information  with   respect to each  officer and partner of the
                 principal underwriter and the  Registrant  is  provided  below.
                 Unless otherwise  noted, the principal business address of each officer  and  partner  of  Delaware  Distributors, L.P. is 2005
                 Market Street, Philadelphia, PA 19103-7094.

---------------------------------------- ---------------------------------------------- --------------------------------------------
Name and Principal Business Address      Positions and Offices with Underwriter         Positions and Offices with Registrant
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Distributors, Inc.              General Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Capital Management              Limited Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Investment Advisers             Limited Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Kevin J. Lucey                           President/Chief Executive Officer              None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Philip N. Russo                          Executive Vice President                       None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Douglas L. Anderson                      Senior Vice President/Operations               None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Michael P. Bishof                        Senior Vice President/Investment Accounting    Senior Vice President/Chief Financial
                                                                                        Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Jeffrey M. Kellogg                       Senior Vice President/Senior Product           None
                                         Manager/Communications Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Deb Landsman-Yaros                       Senior Vice President/Head of Retail           None
                                         Investor Services
---------------------------------------- ---------------------------------------------- --------------------------------------------
Thomas M. McConnell                      Senior Vice President/Senior 529 Plans         None
                                         Product Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Carolyn McIntyre                         Senior Vice President/Human Resources          None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Brian L. Murray, Jr.                     Senior Vice President/Compliance               Senior Vice President/Chief Compliance
                                                                                        Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
David P. O'Connor                        Senior Vice President/Strategic Investment     Senior Vice President/Strategic Investment
                                         Relationships and Initiatives/General Counsel  Relationships and Initiatives/General
                                                                                        Counsel/Chief Legal Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Daniel J. Perullo                        Senior Vice President/Eastern Director,        None
                                         Institutional Sales
---------------------------------------- ---------------------------------------------- --------------------------------------------
Robert E. Powers                         Senior Vice President/Senior Domestic Sales    None
                                         Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Richard Salus                            Senior Vice President/Controller/              None
                                         Treasurer/Financial Operations Principal
---------------------------------------- ---------------------------------------------- --------------------------------------------
James L. Shields                         Senior Vice President/Chief Information        None
                                         Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Trevor M. Blum                           Vice President/Senior Consultant               None
                                         Relationship Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
E. Zoe Bradley                           Vice President/Product Management Manager      None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Mel Carrozza                             Vice President/Client Services                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Anthony G. Ciavarelli                    Vice President/Counsel/Assistant Secretary     Vice President/Associate General
                                                                                        Counsel/Assistant Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------
Elisa C. Colkitt                         Vice President/Broker Dealer Operations &      None
                                         Service Support
---------------------------------------- ---------------------------------------------- ---------------------------------------------
David F. Connor                          Vice President/Deputy General                  Vice President/Deputy General
                                         Counsel/Assistant Secretary                    Counsel/Secretary
---------------------------------------- ---------------------------------------------- ---------------------------------------------
Joel A. Ettinger                         Vice President/Taxation                        Vice President/Taxation
---------------------------------------- ---------------------------------------------- ---------------------------------------------
Edward M. Grant                          Vice President/Senior Domestic Sales Manager   None
---------------------------------------- ---------------------------------------------- ---------------------------------------------
Audrey Kohart                            Vice President/Financial Planning and          None
                                         Reporting
---------------------------------------- ---------------------------------------------- ---------------------------------------------
Josephine O'Brien                        Vice President/RFP Group Manager               None
---------------------------------------- ---------------------------------------------- ---------------------------------------------
Robinder Pal                             Vice President/Senior Retail                   None
                                         e-Business/Production Services Manager
---------------------------------------- ---------------------------------------------- ---------------------------------------------
Marlene D. Petter                        Vice President/Marketing Communications        None
---------------------------------------- ---------------------------------------------- ---------------------------------------------
Christian Reimer                         Vice President/529 Plans Product Manager       None
---------------------------------------- ---------------------------------------------- ---------------------------------------------
Richard D. Seidel                        Vice President/Assistant                       None
                                         Controller/Assistant Treasurer
---------------------------------------- ---------------------------------------------- ---------------------------------------------
Michael T. Taggart                       Vice President/Facilities & Administrative     None
                                         Services
---------------------------------------- ---------------------------------------------- --------------------------------------------
Molly Thompson                           Vice President/Associate Product Management    None
                                         Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Kathryn R. Williams                      Vice President/Senior Counsel/Assistant        Vice President/Associate General
                                         Secretary                                      Counsel/Assistant Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------

          (b)(1) Lincoln Financial Distributors,  Inc. (LFD) serves as financial
                 intermediary   wholesaler  for  all  the  mutual  funds  in the
                 Delaware Investments Family of Funds.

          (b)(2) Information with respect to each officer and partner of LFD and the Registrant is provided below. Unless  therwise  noted,  the principal  business address  of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

-------------------------------------------- ----------------------------------------- ------------------------------------------
Name and Principal Business Address          Positions and Office with LFD               Positions and Offices with Registrant
--------------------------------------------- ----------------------------------------- ------------------------------------------
Westley V. Thompson                          President and Chief Executive Officer                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David M. Kittredge                           Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William C. Miller                            Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Terrance Mullen                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Donald Roberson                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David L. Ahrendt(3)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Duane L. Bernt(2)                            Vice President and Treasurer                                None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Nancy Briguglio                              Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Patrick J. Caulfield(1)                      Vice President and Chief Compliance                         None
                                             Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Daniel P. Hickey(2)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Karina Istvan                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Rochelle Krombolz                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William Lamoin                               Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Diane McCarthy                               Vice President, Chief Financial Officer                     None
                                             and Chief Administrative Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Henry Orvin                                  Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
James Ryan                                   Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Gregory Smith                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marjorie Snelling                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marilyn K. Ondecker(3)                       Secretary                                                   None
-------------------------------------------- ----------------------------------------- ------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
(1) 350 Church Street, Hartford, CT 06103
(2) 1500 Market Street, Philadelphia, PA 19103
(3) 1300 Clinton Street, Fort Wayne, IN 46802
---------------------------------------------------------------------------------------------------------------------------------

               (c)  Not applicable.

Item 28.  Location of Accounts and Records.

          All accounts and records required to be maintained by Section 31(a) of the  Investment  Company Act of 1940 and the rules under that  section are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA
          19103-7094.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of March,
2006.

                             DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

                                            By:     /s/ Jude T. Driscoll
                                                    Jude T. Driscoll
                                                        Chairman

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following
persons in the capacities and on the dates indicated:

      Signature                        Title                           Date
--------------------------------------------------------------------------------

/s/ Jude T. Driscoll           Chairman/President/Chief           March 29, 2006
Jude T. Driscoll               Executive Officer (Principal
                               Executive Officer) and Trustee

/s/ Thomas L. Bennett   *      Trustee                            March 29, 2006
Thomas L. Bennett

/s/ John A. Fry         *      Trustee                            March 29, 2006
John A. Fry

/s/ Anthony D. Knerr    *      Trustee                            March 29, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth *      Trustee                            March 29, 2006
Lucinda S. Landreth

/s/ Ann R. Leven        *      Trustee                            March 29, 2006
Ann R. Leven

/s/ Thomas F. Madison   *      Trustee                            March 29, 2006
Thomas F. Madison

/s/ Janet L. Yeomans    *      Trustee                            March 29, 2006
Janet L. Yeomans

/s/ J. Richard Zecher   *      Trustee                            March 29, 2006
J. Richard Zecher

/s/ Michael P. Bishof   *      Senior Vice President/Chief        March 29, 2006
Michael P. Bishof              Financial Officer (Principal
                               Financial Officer)

                           * By: /s/ Jude T. Driscoll
                                Jude T. Driscoll
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.                Exhibit

EX-99.h.2.i.  Executed  Schedule B (May 19,  2005) to the  Delaware  Investments
              Family of Funds Fund Accounting Agreement

EX-99.h.3.    Form of Distribution Expense Limitation Letter (March 29, 2006)
              between Delaware Distributors, L.P. and the Registrant

EX-99.h.4.    Form of Investment Advisory Expense Limitation Letter (March 29,
              2006) between Delaware Management Company, a series of
              Delaware Management Business Trust and the Registrant

EX-99.j.      Consent  of  Independent  Registered Public Accounting Firm (March
              2006)

EX-99.p.1.    Code  of  Ethics  for  the  Delaware  Investments  Family of Funds
              (February 2006)

EX-99.p.2.    Code  of  Ethics  for Delaware  Investments  (Delaware  Management
              Company,  a series of  Delaware  Management  Business  Trust,  and
              Delaware Distributors, L.P.) (February 2006)

EX-99.p.3.    Code of Ethics for Lincoln Financial Distributors, Inc.  (December
              2005)

EX-99.p.4.    Code   of   Ethics  for  Mondrian   Investment  Partners   Limited
              September 1, 2005)

EX-99.q.      Powers of Attorney (May 18, 2005)